Registration No. 33-74232

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 28

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 133

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 248-3842
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Depositor's Telephone Number, including Area Code

M. D. Roughton
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)
Title of Securities Being Registered: Flexible Variable Annuity Contract

It is proposed that this filing will become effective (check appropriate box)
_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X___ on May 1, 2010 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Principal Variable Annuity
(Flexible Variable Annuity)

Issued by Principal Life Insurance Company (the “Company”)

This prospectus is dated May 1, 2010.

The Company no longer offers this Contract. This Prospectus is only for the use of the current Contract owners.

The individual deferred annuity contract (“Contract”) described in this prospectus is funded with the Principal Life
Insurance Company Separate Account B (“Separate Account”), dollar cost averaging fixed accounts (“DCA Plus
Accounts”) and a Fixed Account. The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company. The assets of the Separate Account Divisions (“divisions”) are invested in the following underlying mutual funds:

		Principal Variable Contracts Funds, Inc. —		Principal Variable Contracts Funds, Inc. —
American Century Variable Portfolios, Inc.		Class 1		Class 1
•	Income & Growth Fund — Class I	•	Asset Allocation Account	•	Principal LifeTime 2010 Account
•	Ultra Fund — Class I	•	Balanced Account	•	Principal LifeTime 2020 Account
•	Value Fund — Class II	•	Bond & Mortgage Securities Account	•	Principal LifeTime 2030 Account
Fidelity Variable Insurance Products		•	Diversified International Account	•	Principal LifeTime 2040 Account
•	Contrafund® Portfolio — Service Class	•	Equity Income Account	•	Principal LifeTime 2050 Account
•	Equity-Income Portfolio — Service Class 2	•	Government & High Quality Bond Account(2)	•	Principal LifeTime Strategic Income Account
•	Growth Portfolio — Service Class	•	International Emerging Markets Account	•	Real Estate Securities Account
Invesco Variable Insurance Funds — Series I (1)		•	International SmallCap Account(3)	•	Short-Term Bond Account(7)
•	Capital Appreciation Fund
•	Core Equity Fund	•	LargeCap Blend Account II	•	Short-Term Income Account
•	Dynamics Fund	•	LargeCap Growth Account	•	SmallCap Blend Account
•	Global Health Care Fund	•	LargeCap Growth Account I	•	SmallCap Growth Account II
•	Small Cap Equity Fund	•	LargeCap S&P 500 Index Account	•	SmallCap Value Account I
•	Technology Fund	•	LargeCap Value Account	•	Strategic Asset Management
Janus Aspen Series		•	LargeCap Value Account III		• Balanced Portfolio
•	Mid Cap Growth Portfolio — Service Shares	•	MidCap Blend Account		• Conservative Balanced Portfolio
		•	MidCap Growth Account I(4)		• Conservative Growth Portfolio
		•	MidCap Value Account II(5)		• Flexible Income Portfolio
		•	Money Market Account		• Strategic Growth Portfolio
		•	Mortgage Securities Account(6)	Van Eck VIP Global Insurance Trust
				•	Global Hard Assets Fund - S Class(8)

(1) Effective May 22, 2010, the AIM Variable Insurance Funds will be known as Invesco Variable Insurance Funds.
(2) Effective July 16, 2010, the Government & High Quality Bond Account will merge into Mortgage Securities Account, and the Mortgage Securities
Account will change its name to be known as Government & High Quality Bond Account.
(3) Effective July 16, 2010, the International SmallCap Account will merge into the Diversified International Account.
(4) Effective July 16, 2010, the MidCap Growth Account I will merge into MidCap Blend Account.
(5) Effective July 16, 2010, the MidCap Value Account II will merge into MidCap Blend Account.
(6) Effective July 16, 2010, the Mortgage Securities Account will be known as Government & High Quality Bond Account.
(7) Effective July 16, 2010, the Short-Term Bond Account will merge into Short-Term Income Account.
(8) Effective May 24, 2010, the Van Eck VIP Global Hard Assets Fund will be a new underlying investment for this Contract.

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information (“SAI”), dated May 1, 2010, which has been filed with the
Securities and Exchange Commission (the “SEC”). The SAI is a part of this prospectus. The table of contents of the
SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or calling:

Principal Flexible Variable Annuity
Principal Financial Group
P. O. Box 9382
Des Moines, Iowa 50306-9382
Telephone: 1-800-852-4450

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

The Contract is available with or without the Purchase Payment Credit Rider. This rider applies credits to the accumulated value for purchase payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You should review your own circumstances to determine whether this rider is suitable for you. To assist you in making that determination, we have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE: We recapture the purchase payment credit if you return the Contract during the examination offer period.
You take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you would be worse off than if you had not purchased the credit option.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the
SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.

GLOSSARY	5
SUMMARY OF EXPENSE INFORMATION	7
SUMMARY	10
Investment Limitations	10
Transfers	11
Surrenders	11
Charges and Deductions	11
Annuity Benefits Payments	12
Death Benefit	12
Examination Period (free look)	12
FLEXIBLE VARIABLE ANNUITY	12
THE COMPANY	12
THE SEPARATE ACCOUNT	13
THE UNDERLYING MUTUAL FUNDS	13
THE CONTRACT	14
To Buy a Contract	14
Purchase Payments	15
Right to Examine the Contract (free look)	15
Purchase Payment Credit Rider	16
The Accumulation Period	18
Automatic Portfolio Rebalancing (APR)	21
Telephone and Internet Services	21
Surrenders	22
Death Benefit	24
The Annuity Benefit Payment Period	27
CHARGES AND DEDUCTIONS	30
Annual Fee	30
Mortality and Expense Risks Charge	30
Charges for Optional Riders	30
Purchase Payment Credit Rider	31
Annual Enhanced Death Benefit Rider	31
Transaction Fee	31
Premium Taxes	31
Surrender Charge	31
Free Surrender Privilege	33
Special Provisions for Group or Sponsored Arrangements	34
FIXED ACCOUNT AND DCA PLUS ACCOUNTS	34
Fixed Account	34
Fixed Account Accumulated Value	35
Fixed Account Transfers, Total and Partial Surrenders	35
Dollar Cost Averaging Plus Program (DCA Plus Program)	35

GENERAL PROVISIONS	36
The Contract	36
Delay of Payments	36
Misstatement of Age or Gender	37
Assignment	37
Change of Owner or Annuitant	37
Beneficiary	37
Contract Termination	38
Reinstatement	38
Reports	38
RIGHTS RESERVED BY THE COMPANY	38
Frequent Trading and Market-Timing (Abusive Trading Practices)	39
DISTRIBUTION OF THE CONTRACT	39
PERFORMANCE CALCULATION	40
FEDERAL TAX MATTERS	40
Non-Qualified Contracts	40
Required Distributions for Non-Qualified Contracts	41
IRA, SEP and SIMPLE-IRA	41
Rollover IRAs	42
Withholding	43
MUTUAL FUND DIVERSIFICATION	43
STATE REGULATION	43
GENERAL INFORMATION	44
FINANCIAL STATEMENTS	45
TABLE OF SEPARATE ACCOUNT DIVISIONS	46
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	56
APPENDIX A - PRINCIPAL VARIABLE ANNUTIY EXCHANGE OFFER	57
CONDENSED FINANCIAL INFORMATION	62

GLOSSARY

accumulated value – an amount equal to the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value plus the Separate Account accumulated value.

anniversary – the same date and month of each year following the contract date.

annuitant – the person, including any joint annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization date – the date the owner’s accumulated value is applied, under an annuity benefit payment option, to make income payments. (Referred to in the Contract as “Retirement Date.”)

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary (for example, if the contract date is June 5, 2004, the first contract year ends on June 4, 2005, and the first contract anniversary falls on June 5,
2005).

data page – that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.

Dollar Cost Averaging Plus (DCA Plus) Account – an account which earns guaranteed interest for a specific amount of time. (Referred to in the Contract as “Fixed DCA Account.”)

Dollar Cost Averaging Plus (DCA Plus) Accumulated value – the amount of your accumulated value which is in the
DCA Plus Account(s).

Dollar Cost Averaging Plus (DCA Plus) Program – a program through which purchase payments are transferred from a DCA Plus Account to the divisions and/or the Fixed Account over a specified period of time. (Referred to in the
Contract as “Fixed DCA Account.”)

Fixed Account – an account which earns guaranteed interest.

Fixed Account accumulated value – the amount of your accumulated value which is in the Fixed Account.

Investment Options – the DCA Plus Accounts, Fixed Account and Separate Account divisions.

joint annuitant – one of the annuitants on whose life the annuity benefit payment is based. Any reference to the death of the annuitant means the death of the first annuitant to die.

joint owner – an owner who has an undivided interest with right of survivorship in this Contract with another owner.
Any reference to the death of the owner means the death of the first owner to die.

non-qualified contract – a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual
Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or another form approved by us in advance.
Your notices may be mailed to us at:
Principal Life Insurance Company
P.O. Box 9382
Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract.

purchase payments – the gross amount you contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal
Revenue Code.

Separate Account division (division(s)) – a part of the Separate Account which invests in shares of a mutual fund.
(Referred to in the marketing materials as “sub-accounts.”)

Separate Account division accumulated value – the amount of your accumulated value in all divisions.

surrender charge – the charge deducted upon certain partial surrenders or a total surrender(s) of the Contract before the annuitization date.

surrender value – accumulated value less any applicable surrender charge, annual fee, transaction fee and any premium or other taxes.

transfer – moving all or a portion of your accumulated value to or among one investment option or another.
Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.

underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division invests.

unit – the accounting measure used to calculate the value of a division prior to the annuitization date.

unit value – a measure used to determine the value of an investment in a division.

valuation date – each day the New York Stock Exchange (“NYSE”) is open.

valuation period – the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us - Principal Life Insurance Company. We are also referred to throughout this prospectus as the Company.

you, your – the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you will pay when buying, owning and surrendering the
Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the
Contract without the Premium Payment Credit Rider.

The following table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.

Contract owner transaction expenses

Sales charge imposed on purchase payments (as a percentage of
purchase payments)	• none

Maximum surrender charge (as a percentage of amount
surrendered)(1)	•6%

Maximum surrender charge for Contracts with the Purchase Payment
Credit Rider (as a percentage of amount surrendered)(2)	•8%

Transaction Fee for each unscheduled partial surrender
• guaranteed maximum	• The lesser of $25 or 2% of each
unscheduled partial surrender after
the 12th in a contract year
• current	•zero

Transaction Fee(3) for each unscheduled transfer
• guaranteed maximum	• The lesser of $30 or 2% of each
unscheduled transfer after the first in a
contract year
• current	•zero

State Premium Taxes (vary by state)
• guaranteed maximum	• 3.5% of premiums paid
• current	•zero

(1) Surrender charge without the Purchase Payment Credit Rider (as a percentage of amounts surrendered):
Table of surrender charges without the Purchase Payment Credit Rider

Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

(2) Surrender charge with the Purchase Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges with the Purchase Payment Credit Rider
Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)	8%
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 and later	0%

(3) Please note that in addition to the fees shown, the Separate Account and or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and or regulations adopted by federal and or state regulators which require us to collect additional transfer fees and or impose restrictions on transfers.

The following table describes the fees and expenses that you will pay periodically during the time that you own the
Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses

Annual Fee (waived for Contracts with accumulated value of $30,000 or
more)	the lesser of $30 or 2% of the accumulated value

Separate Account Annual Expenses (as a percentage of average separate account accumulated value)
• guaranteed maximum
Mortality and Expense Risks Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expense	1.40%

• current
Mortality and Expense Risks Charge	1.25%
Administration Charge	0.00%
Total Separate Account Annual Expense	1.25%

Optional Riders

Annual Enhanced Death Benefit rider
• guaranteed maximum	• 0.05% of average quarterly accumulated value
• current	• 0.05% of average quarterly accumulated value

Purchase Payment Credit rider
• guaranteed maximum	• an annual charge of 0.60% of accumulated value in the
divisions deducted daily
• current	• an annual charge of 0.60% of accumulated value in the
divisions deducted daily

This table shows the minimum and maximum total operating expenses, charged by the underlying mutual funds, that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Prior to the new fund additions in July 2010:

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses
as of December 31, 2009

	Minimum	Maximum

Total annual underlying mutual fund operating
expenses (expenses that are deducted from
underlying mutual fund assets, including
management fees, distribution and or service	0.27%	1.35%
(12b-1) fees and other expenses)

After the new fund additions in July 2010:

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses
as of December 31, 2009

	Minimum	Maximum

Total annual underlying mutual fund operating
expenses (expenses that are deducted from
underlying mutual fund assets, including
management fees, distribution and or service	0.27%	2.25%
(12b-1) fees and other expenses)

The annual fees and expenses charged by each underlying mutual fund are shown in each fund’s current prospectus.

Example
The example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.

Contract with Purchase Payment Credit Rider. This example reflects the maximum charges imposed if you were to purchase the Contract with the Purchase Payment Credit Rider.This example reflects the maximum and minimum annual underlying mutual fund operating expenses as of December 31, 2009 (without voluntary waiver of fees by the underlying funds, if any). This example assumes:

• a $10,000 investment in the Contract for the time periods indicated;
• a 5% return each year;
• an annual contract fee of $30 (expressed as a percentage of the average accumulated value); and
• the Purchase Payment Credit Rider was added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the purchase payment credit can not be added to the accumulated value in these examples, the Purchase Payment Credit Rider charges included below are not representative of the actual costs.

SUMMARY

Prior to the new fund additions in July 2010:
	If you surrender your contract				If you do not				If you annuitize your contract
	at the end of the applicable				surrender				at the end of the applicable
		time period			your contract				time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual
Fund Operating Expenses (1.35%)	1,065	1,772	2,404	3,440	332	1,013	1,715	3,440	332	1,013	1,715	3,440
Minimum total Underlying Mutual
Fund Operating Expenses (0.27%)	968	1,483	1,893	2,409	226	697	1,193	2,409	226	697	1,193	2,409

After the new fund additions in July 2010:

	If you surrender your contract				If you do not				If you annuitize your contract
	at the end of the applicable				surrender				at the end of the applicable
	time period				your contract				time period

	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.

Maximum Total Underlying Mutual
Fund Operating Expenses (2.25%)	1,146	2,007	2,787	4,219	420	1,270	2,132	4,219	420	1,270	2,132	4,219

Minimum total Underlying Mutual
Fund Operating Expenses (0.27%)	968	1,483	1,893	2,408	226	696	1,193	2,408	226	696	1,193	2,408

This prospectus describes an individual flexible premium variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:
• Individual Retirement Annuities (“IRAs”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive
Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code
(see FEDERAL TAX MATTERS — IRA, SEP and SIMPLE — IRA and Rollover IRAs); and
• non-qualified retirement programs.

The Contract does not provide any additional tax deferral if you purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

This is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

Investment Limitations

• The initial purchase payment must be $2,500 or more for non-qualified retirement programs.
• The initial purchase payment must be $1,000 for all other contracts.
• Each subsequent purchase payment must be at least $100.
• If you are a member of a retirement plan covering three or more persons and purchase payments are made through an automatic investment program, then the initial and subsequent purchase payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net purchase payments to the investment options.
• A complete list of the divisions may be found in the TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
• The investment options also include the Fixed Account and the DCA Plus Accounts.

Transfers (See Division Transfers and Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.)

This section does not apply to transfers under the DCA Plus Program (see Scheduled DCA Plus Transfers and
Unscheduled DCA Plus Transfers).
During the accumulation period:
• a dollar amount or percentage of transfer must be specified;
• a transfer may occur on a scheduled or unscheduled basis;
• transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six months; and
• transfers into DCA Plus Accounts are not permitted.
During the annuity benefit payment period, transfers are not permitted (no transfers once annuity payments have begun).
Surrenders (See Surrenders and Fixed Account Transfers, Total and Partial Surrenders and DCA Plus Surrenders)
During the accumulation period:
• a dollar amount must be specified;
• surrendered amounts may be subject to a surrender charge:
• for Contracts without the Purchase Payment Credit Rider, the maximum surrender charge is 6% of the amount surrendered.
• for Contracts with the Purchase Payment Credit Rider, the maximum surrender charge is 8% of the amount surrendered.
• total surrenders may be subject to an annual Contract fee;
• during a contract year, partial surrenders less than the Contract’s earnings or 10% of purchase payments are not subject to a surrender charge; and
• withdrawals before age 59 ½ may involve an income tax penalty (see FEDERAL TAX MATTERS).

Principal Variable Annuity Exchange Offer (“exchange offer”)
This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract may elect to exchange their Principal Variable Annuity contract (“old contract”) for a new Principal Investment
Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

• your old contract is not subject to any surrender charges;
• the exchange offer is available in your state; and
• your old contract has reached the contract anniversary following the date the exchange offer is made available.

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.
See Appendix A for further details about the exchange offer.

Charges and Deductions

• There is no sales charge imposed on purchase payments.
• A contingent deferred surrender charge is imposed on certain total or partial surrenders.
• An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.
• Optional riders are available at an additional charge (see CHARGES AND DEDUCTIONS).
• The Daily Separate Account administration charge is currently zero but we reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.
• Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Variable Annuity Contract with us, then all the Contracts you own or jointly own may be aggregated on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that contract will be charged.
• Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated value.

Annuity Benefit Payments

• You may choose from several fixed annuity benefit payment options which start on your selected annuitization date.
• Annuity benefit payments are made to the owner (or beneficiary depending on the annuity benefit payment option selected). You should carefully consider the tax implications of each annuity benefit payment option (see Annuity
Benefit Payment Options and FEDERAL TAX MATTERS).
• Your Contract refers to annuity benefit payments as “retirement benefit” payments.

Death Benefit

• If the annuitant or owner dies before the annuitization date, then a death benefit is payable to the beneficiary of the
Contract.
• The death benefit may be paid as either a single payment or under an annuity benefit payment option (see Death
Benefit).
• If the annuitant dies on or after the annuitization date, then the beneficiary will receive only any continuing annuity benefit payments which may be provided by the annuity benefit payment option in effect.

Examination Period (free look)

• You may return the Contract during the examination period which is generally 10 days from the date you receive the Contract. The examination period may be longer in certain states.
• We return all purchase payments if required by state law. Otherwise, we return accumulated value.
• We retain the full amount of any purchase payment credit.

THE FLEXIBLE VARIABLE ANNUITY

The Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The
Separate Account accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.

THE COMPANY

The Company is a stock life insurance company with authority to transact life and annuity business in all states of the
United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa
50392. We are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, we were incorporated under Iowa law as a mutual assessment life insurance company named
Bankers Life Association. We became a legal reserve life insurance company and changed our name to Bankers Life
Company in 1911. In 1986, we changed our name to Principal Mutual Life Insurance Company. In 1998, we became
Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding
Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

THE SEPARATE ACCOUNT

Principal Life Insurance Company Separate Account B was established under Iowa law on January 12, 1970, and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We do not guarantee the investment results of the
Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.
Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the
Contract may not be charged with liabilities arising from any of our other businesses.
The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate
Account following SEC approval.

THE UNDERLYING MUTUAL FUNDS

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. Full descriptions of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund.
Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.
Deletion or Substitution of Divisions

We reserve the right to make certain changes if, in our judgement, the changes best serve your interests or are appropriate in carrying out the purpose of the Contract. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes we may make include:
• transfer assets from one division to another division;
• add, combine or eliminate divisions; or
• substitute the shares of a division for shares in another division:
• if shares of a division are no longer available for investment; or
• if in our judgement, investment in a division becomes inappropriate considering the purposes of the division.

If we eliminate or combine existing divisions or transfer assets from one division to another, you may change allocation percentages and transfer any value in an affected division to another division(s) without charge. You may exercise this exchange privilege until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise this right if you have an interest in the affected division(s).

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of owners.

We will notify you of shareholder meetings of the mutual funds underlying the divisions in which you hold units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.

We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of accumulated contract value in the division. Fractional votes are allocated for amounts less than $100. We determine the number of underlying fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the underlying mutual funds in our own right.

NOTE: Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

THE CONTRACT

The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

To Buy a Contract

If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at our home office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

Purchase Payments

• The initial purchase payment must be at least $2,500 for non-qualified retirement programs.
• All other initial purchase payments must be at least $1,000.
• If you are making purchase payments through a payroll deduction plan or through a bank account (or similar financial institution) under an automated investment program, then your initial and subsequent purchase payments must be at least $100.
• All purchase payments are subject to a surrender charge period that begins in the contract year each purchase payment is received.
• Payments may be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.
• Subsequent purchase payments must be at least $100 and can be made until the annuitization date.
• If you are a member of a retirement plan covering three or more persons, then the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
• The total of all purchase payments may not be greater than $2,000,000 without our prior approval.
• In New Jersey after the first contract year, purchase payments cannot exceed $100,000 per contract year.

Right to Examine the Contract (free look)

It is important to us that you are satisfied with the purchase of your Contract. Under state law, you have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.

Although we currently allocate your initial purchase payments to the investment options you have selected, we reserve the right to allocate initial purchase payments to the Money Market Division during the examination offer period. In addition, we are required to allocate initial purchase payments to the Money Market Division if the contract is issued in
California and the owner is age 60 or older. After the examination offer period expires, your accumulated value will be converted into units of the divisions according to your allocation instructions. The units allocated will be based on the unit value next determined for each division.

If you properly exercise your free look, we will rescind the Contract and we will pay you a refund of your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending on the state in which the Contract was issued, any applicable fees and charges. The amount returned to you may be higher or lower than the purchase payment(s) applied during the examination offer period. Some states require us to return to you the amount of your purchase payment(s); if so, we will return the greater of your purchase payments or your current accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

NOTE: Please note that we recapture the purchase payment credit if you decide to return the Contract during the examination offer period. We recover the full amount of the purchase payment credit and you could receive less than your initial purchase payment.

If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you return it on or before the seventh day of the examination offer period, we will return the greater of:
• the total purchase payment(s) made; or
• your accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

You may obtain more specific information regarding the free look from your registered representative or by calling us at 1-800-852-4450.

Purchase Payment Credit Rider

The Purchase Payment Credit Rider applies credits to the accumulated value for purchase payments made in contract year one. This rider may not be available in all states and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For information regarding availability of this rider, you may contact your registered representative or call us at 1-800-852-4450.

This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated.

If you elect this rider, the following provisions apply to the Contract:
• We will apply a credit of 5% of the purchase payment to your accumulated value for each purchase payment received during your first contract year on the date each purchase payment is applied to the
Contract. For example, if you make a purchase payment of $10,000 in your first contract year, a credit amount of $500 will be added to your accumulated value (5% x $10,000).
• No credit(s) are applied to your accumulated value for purchase payments made after the first contract year.
• The credit is allocated among the investment options according to your then current purchase payment allocations.
• If you decide to return your Contract during the examination offer period, we recapture the credit(s) from your investment options according to your surrender allocation percentages (if surrender allocation percentages are not specified, we use your purchase payment allocation percentages). The amount we recapture could be more than the current value of the credit(s). If the investment options have experienced negative investment performance you bear the loss for the difference between the original value of the credit(s) (the amount recaptured) and the current (lower) value of the credit(s).
• Credits are considered earnings under the Contract, not purchase payments.
• All purchase payments are subject to the 9-year surrender charge table (see CHARGES AND
DEDUCTIONS — Surrender Charge).
• The Purchase Payment Credit Rider can not be cancelled and the associated 9-year surrender charge period cannot be changed.
• You can not participate in the DCA Plus Program.

If you elect the Purchase Payment Credit Rider, your unit values will be lower than if you did not elect the rider.
The difference reflects the annual charge for the Purchase Payment Credit Rider. In order to stop assessing the annual charge for the Purchase Payment Credit Rider, there will be a one time adjustment to the number of units in each division at the completion of the eighth contract year. The unit value used to calculate your accumulated value will increase at that time to reflect there is no longer an annual charge for the Purchase Payment Credit
Rider. Therefore, to maintain your accumulated value, the number of units in each division will decrease. The following example is provided to assist you in understanding the one time adjustment at the completion of the eighth contract year.

	Sample Division	Number of Units in
	Unit Value	Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$ 41,179.69
After the one time adjustment	26.659024	1,544.6811189	$ 41,179.69

You should carefully examine the Purchase Payment Credit Rider to decide if this rider is suitable for you as there are circumstances under which you would be worse off for having received the credit. In making this determination, you should consider the following factors:
• the length of time you plan to own your Contract (this rider increases the amount and duration of the surrender charges, see CHARGES AND DEDUCTIONS — Surrender Charge);
• the amount and timing of your purchase payment(s). Any purchase payments made after the first contract year will be assessed higher Separate Account charges although no credit is applied to those purchase payments; and
• the higher Separate Account charges have a negative impact on investment performance.
The charges used to recoup our cost for the purchase payment credit(s) include the surrender charge and the
Purchase Payment Credit Rider charge. The current charge for the rider is 0.60% of the average daily net assets of the annuitization date.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders. The tables are based on:
• a $25,000 initial purchase payment and no additional purchase payments;
• the deduction of total Separate Account annual expenses:
• Contracts with the Purchase Payment Credit Rider:
• 2.00% annually for the first eight contract years
• 1.40% annually after the first eight contract years
• Contracts without the Purchase Payment Credit Rider:
• 1.25% annually for all contract years.
• the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2009;
• 0%, 5% and 10% annual rates of return before charges; and
• payment of the $30 annual contract fee (while the Contract’s value is less than $30,000).

Prior to the new fund additions in July 2010:

	0% Annual Return		5% Annual Return		10% Annual Return
	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value
	without	with	without	with	without	with
Contract	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment
Year	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider
1	$ 23,096.17	$ 23,637.33	$ 24,271.17	$ 24,844.83	$ 25,446.17	$ 26,100.36
2	$ 22,554.72	$ 22,944.87	$ 24,909.50	$ 25,350.36	$ 27,469.97	$ 28,113.26
3	$ 22,025.39	$ 22,272.06	$ 25,565.47	$ 25,898.73	$ 29,718.99	$ 30,270.35
4	$ 21,710.11	$ 21,618.34	$ 26,504.86	$ 26,472.25	$ 32,392.60	$ 32,581.96
5	$ 21,395.63	$ 21,184.06	$ 27,491.80	$ 27,308.18	$ 35,254.37	$ 35,309.16
6	$ 21,082.07	$ 20,754.38	$ 28,499.10	$ 28,156.79	$ 38,318.89	$ 38,213.81
7	$ 20,769.53	$ 20,329.37	$ 29,557.33	$ 29,048.34	$ 41,601.91	$ 41,308.61
8	$ 20,639.47	$ 19,909.07	$ 30,887.90	$ 29,953.78	$ 45,370.40	$ 44,607.20
9	$ 20,147.82	$ 19,613.62	$ 31,741.41	$ 31,059.11	$ 48,892.62	$ 48,397.81
10	$ 19,667.17	$ 19,662.37	$ 32,618.51	$ 32,688.08	$ 52,688.28	$ 52,963.28
15	$ 17,420.44	$ 17,416.15	$ 37,381.23	$ 37,460.96	$ 76,571.61	$ 76,971.26
20	$ 15,413.98	$ 15,410.15	$ 42,839.37	$ 42,930.74	$ 111,281.12	$ 111,861.93

After the new fund additions in July 2010:

	0% Annual Return		5% Annual Return		10% Annual Return
	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value	Surrender Value
	without	with	without	with	without	with
Contract	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment	Purchase Payment
Year	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider	Credit Rider
1	$ 23,091.48	$ 23,632.52	$ 24,266.48	$ 24,840.02	$ 25,441.48	$ 26,095.13
2	$ 22,545.57	$ 22,935.53	$ 24,899.88	$ 25,340.53	$ 27,459.24	$ 28,102.05
3	$ 22,011.98	$ 22,258.45	$ 25,550.65	$ 25,882.37	$ 29,701.65	$ 30,252.34
4	$ 21,692.45	$ 21,600.71	$ 26,483.27	$ 26,449.98	$ 32,367.70	$ 32,556.24
5	$ 21,373.85	$ 21,162.44	$ 27,464.09	$ 27,279.76	$ 35,220.83	$ 35,274.70
6	$ 21,056.27	$ 20,728.92	$ 28,464.95	$ 28,121.96	$ 38,275.53	$ 38,169.50
7	$ 20,739.81	$ 20,300.22	$ 29,516.42	$ 29,006.86	$ 41,547.41	$ 41,253.23
8	$ 20,605.63	$ 19,876.38	$ 30,839.87	$ 29,905.36	$ 45,303.28	$ 44,539.37
9	$ 20,110.63	$ 19,577.35	$ 31,685.91	$ 31,003.20	$ 48,811.26	$ 48,315.64
10	$ 19,626.80	$ 19,621.80	$ 32,555.16	$ 32,624.30	$ 52,590.88	$ 52,864.95
15	$ 17,366.58	$ 17,362.12	$ 37,272.46	$ 37,351.62	$ 76,359.40	$ 76,757.34
20	$ 15,350.13	$ 15,346.16	$ 42,673.31	$ 42,763.94	$ 110,870.12	$ 111,447.91

The higher the rate of return, the more advantageous the Purchase Payment Credit Rider becomes. However,
Contracts with the Purchase Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the Purchase Payment Credit Rider. If you surrender your
Contract with the Purchase Payment Credit Rider while subject to a surrender charge, your surrender value may be less than the surrender value of a Contract without the Purchase Payment Credit Rider.

The Accumulation Period

The Value of Your Contract
The value of your Contract is the total of the Separate Account accumulated value plus the DCA Plus Account(s)
accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account accumulated value. Its value reflects the investment experience of the divisions that you choose. It also reflects your purchase payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.

The Separate Account accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract’s value in a division is:
• the number of units you have in a division multiplied by
• the value of a unit in the division.
The number of units is the total of units purchased by allocations to the division from:
• your initial purchase payment;
• subsequent purchase payments;
• purchase payment credits; and
• transfers from another division, a DCA Plus Account or the Fixed Account.

minus units sold:
• for partial surrenders from the division;
• as part of a transfer to another division or the Fixed Account; and
• to pay contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a) plus (b) divided by (c)] minus d where:
a= the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
b= the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
c= the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and
d= the total Separate Account annual expenses.
* When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.

The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.

Purchase Payments
• On your application, you direct how your purchase payments will be allocated to the Investment Options.
• Allocations may be in percentages.
• Percentages must be in whole numbers and total 100%.
• Subsequent purchase payments are allocated according to your future purchase payment allocation instructions.
• Changes to the allocation instructions are made without charge.
• A change is effective on the next valuation period after we receive your new instructions.
• You can change the current allocations and future allocation instructions by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
• Changes to purchase payment allocations do not automatically result in the transfer of any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
• Purchase payments are credited on the basis of unit value next determined after we receive a purchase payment.
• If no purchase payments are made during two consecutive calendar years and the accumulated value is less than
$2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION – Reservation of Rights).

Division Transfers
• You may request an unscheduled transfer or set up a scheduled transfer by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
• You must specify the dollar amount or percentage to transfer from each division.
• The minimum amount is the lesser of $100 or the value of your division.
• In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Contracts for which he or she is not the owner.

You may not make a transfer to the Fixed Account if:
•	a transfer has been made from the Fixed Account to a division within six months; or
•	following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).

Unscheduled Transfers
•	You may make unscheduled division transfers from one division to another division or to the Fixed Account by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.
•	Transfers are not permitted into DCA Plus Accounts.
•	The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
•	We reserve the right to impose a fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year.

Limitations on Unscheduled Transfers. We reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division of the Separate Account or any underlying mutual fund. In addition, we may suspend or modify transfer privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:
• requiring a minimum time period between each transfer;
• imposing a transfer fee;
• limiting the dollar amount that an owner may transfer at any one time; or
• not accepting transfer requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)
•	You may elect to have transfers made on a scheduled basis.
•	There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
•	You must specify the dollar amount of the transfer.
•	You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-
annually or annually).
•	If the selected date is not a valuation date, the transfer is completed on the next valuation date.
•	Transfers are not permitted into DCA Plus Accounts.
•	If you want to stop a scheduled transfer, then you must provide us notice prior to the date of the scheduled transfer.
•	Transfers continue until your value in the division is zero or we receive notice to stop them.
•	We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

Scheduled transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your purchase payments to investment options over a longer period of time. This allows you to reduce the risk of investing most of your purchase payments at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$25.00	4
June	$100	$20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 (total of share prices ($120.00) divided by number of purchases (6)). The average share cost is $18.18 (amount invested ($600.00) divided by number of shares purchased
(33)).

Automatic Portfolio Rebalancing (APR)

• APR allows you to maintain a specific percentage of your Separate Account accumulated value in specified divisions over time.
• You may elect APR at any time.
• APR is not available for values in the Fixed Account or the DCA Plus Accounts.
• APR is not available if you have arranged scheduled transfers from the same division.
• APR will not begin until the examination period has expired.
• There is no charge for APR transfers.
• APR can be done on the frequency you specify:
• quarterly (on a calendar year or contract year basis); or
• semi-annually or annually (on a contract year basis).
• You may rebalance by:
• mailing your instructions to us,
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com.

Divisions are rebalanced at the end of the valuation period during which we receive your request.
Example: You elect APR to maintain your Separate Account accumulated value with 50% in the LargeCap
Value Division and 50% in the Bond & Mortgage Securities Division. At the end of the specified period, 60% of the values accumulated value is in the LargeCap Value Division, with the remaining
40% in the Bond & Mortgage Securities Division. By rebalancing, units from the LargeCap Value
Division are sold and applied to the Bond & Mortgage Securities Division so that 50% of the
Separate Account accumulated value is once again in each Division.

Telephone and Internet Services

If you elect telephone services or you elect internet services and satisfy our internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:
• make purchase payment allocation changes;
• set up Dollar Cost Averaging (DCA) scheduled transfers;
• make transfers; and
• make changes to APR.

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, password, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.

Instructions received via our telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.
Whenever reasonably feasible, we will provide you with prior notice if we modify or terminate telephone service or internet services. In some instances, it may not be reasonably feasible to provide prior notice if we modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all
Contract owners in a non-discriminatory fashion.

Telephone Services
Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You may also elect telephone authorization for your registered representative by providing us written notice.

If you elect telephone privileges, instructions
• may be given by calling us at 1-800-852-4450 while we are open for business (generally, between 8 a.m. and
5 p.m. Eastern Time on any day that the NYSE is open).
• are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).
• are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.

Internet
Internet services are available to you if you register for a secure login on the Principal Financial Group web site,
www.principal.com. You may also elect internet authorization for your registered representative by providing us written notice.

If you register for internet privileges, instructions
• are effective the day they are received if we receive the instructions in good order before the close of normal trading of the NYSE (generally 4:00 p.m. Eastern Time).
• are effective the next valuation day if we receive the instructions when we are not open for business and/or after the NYSE closes its normal trading.

Surrenders

You may surrender your Contract by providing us notice. Surrenders result in the redemption of units and your receipt of the value of the redeemed units minus any applicable fees and surrender charges. The values are determined as of the end of the valuation period in which we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 59 ½ may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you don’t provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).
Surrender requests may be sent to us at:
Principal Life Insurance Company
P O Box 9382
Des Moines, Iowa 50306-9382

Total Surrender
• You may surrender the Contract at any time before the annuitization date.
• You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
• The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (contract fee and or prorated share of the charge(s) for optional rider(s)).
• The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
• We reserve the right to require you to return the Contract.

Unscheduled Partial Surrender
• Prior to the annuitization date and during the lifetime of the Annuitant, you may surrender a portion of your accumulated value by sending us a written request.
• You must specify the dollar amount of the surrender (which must be at least $100).
• The unscheduled partial surrender is effective at the end of the unscheduled partial valuation period during which we receive your written request for the unscheduled partial surrender.
• The unscheduled partial surrender is deducted from your Investment Options according to the surrender allocation percentages you specify.
• If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
• We surrender units from your investment options to equal the dollar amount of the unscheduled partial surrender request plus any applicable surrender charge and fee.
• The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
• You may elect scheduled partial surrenders from any of the investment options on a scheduled basis by sending us written notice.
• Your accumulated value must be at least $5,000 when the scheduled partial surrenders begin.
• You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th,
30th or 31st).
• If the selected date is not a valuation date, the scheduled partial surrender is completed on the next valuation date.
• We surrender units from your investment options to equal the dollar amount of the scheduled partial surrender request plus any applicable surrender charge.
• The scheduled partial surrenders continue until your value in the division is zero or we receive written notice to stop the scheduled partial surrenders.

Death Benefit

The following table illustrates the various situations and the resulting death benefit payment if you die before the annuitization date.

If you die and	And	Then

You are the sole owner	Your spouse is not named as a	The beneficiary(ies) receives the death benefit under
	primary beneficiary	the Contract.

If a beneficiary dies before you, on your death we will
make equal payments to the surviving beneficiaries
unless you provided us with other written instructions.
If no beneficiary(ies) survives you, the death benefit is
paid to your estate in a single payment.

Upon your death, only your beneficiary(ies’) right to the
death benefit will continue; all other rights and benefits
under the Contract will terminate.

You are the sole owner	Your spouse is named as a	Your spouse may either
	primary beneficiary	a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under
the Contract.

If a beneficiary dies before you, on your death we will
make equal payments to the surviving beneficiaries
unless you provided us with other written instructions.
If no beneficiary(ies) survives you, the death benefit is
paid to your estate in a single payment.

Unless your spouse elects to continue the Contract,
only your spouse’s and any other beneficiary(ies’) right
to the death benefit will continue; all other rights and
benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not	The surviving owner receives the death benefit under
	your spouse	the Contract.

Upon your death, only the surviving owner’s right to
the death benefit will continue; all other rights and
benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your Your spouse may either
	spouse	a. elect to continue the Contract; or
b. receive the death benefit under the Contract.

Unless the surviving spouse owner elects to continue
the Contract, upon your death, only your spouse’s right
to the death benefit will continue; all other rights and
benefits under the rider and the Contract will
terminate.

If	And	Then

The annuitant dies	The owner is not a natural	The beneficiary(ies) receives the death benefit under
	person	the Contract.

If a beneficiary dies before the annuitant, on the
annuitant’s death we will make equal payments to the
surviving beneficiaries unless the owner provided us
with other written instructions. If no beneficiary(ies)
survives the annuitant, the death benefit is paid to the
owner.

Upon the annuitant’s death, only the beneficiary(ies’)
right to the death benefit will continue; all other rights
and benefits under the Contract will terminate.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we pay the death benefit in a single payment, subject to proof of your death.

No surrender charge applies when a death benefit is paid.

Standard Death Benefit – for Contracts issued prior to November 23, 2003 (and all contracts issued in Louisiana,
Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = the total of purchase payments minus any partial surrenders (and any applicable fees and surrender charges)
made prior to the date we receive proof of death and all required documents; and
c = the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus any partial surrenders (and any applicable surrender charges and fees) made after that contract anniversary.

Standard Death Benefit - for Contracts issued on or after November 23, 2003 (except contracts issued in Louisiana,
Oregon, and South Carolina)
The amount of the standard death benefit is the greatest of a, b or c, where:
a = the accumulated value on the date we receive proof of death and all required documents;
b = is the total of purchase payments minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made prior to the date we receive proof of death and all required documents; and
c = is the highest accumulated value on any contract anniversary that is wholly divisible by seven (for example, contract anniversaries 7, 14, 21, 28, etc.) plus any purchase payments since that contract anniversary and minus an adjustment* for each partial surrender (and any applicable fees and surrender charges) made after that contract anniversary.

* The adjustment for each partial surrender is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or
(c) above immediately prior to the partial surrender, where:

• (i) is the amount of the partial surrender (and any applicable fees and surrender charges); and
• (ii) is the accumulated value immediately before the partial surrender.

Annual Enhanced Death Benefit Rider

This is an optional death benefit rider. The rider provides you with the greater of the annual enhanced death benefit or the standard death benefit. The rider can only be purchased at the time the Contract is issued. Once the rider is terminated, it cannot be reinstated (except in Florida). The rider charge is discussed in the section CHARGES AND
DEDUCTIONS — Charges for Optional Riders.

For Contracts issued prior to November 23, 2003 and all contracts issued in New Jersey and Washington
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
• (a) is the standard death benefit;
• (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus any partial surrender (and any applicable fees and charges) (accumulated at 5% annually) until the lock-in date;
or
• (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the amount of each partial surrender (and any applicable fees and charges) made after that contract anniversary and prior to the lock-in date.

NOTE: For Contracts issued in New York prior to November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).

Lock-in Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in.
After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions)
made after the lock-in date and decreases by the amount of each partial surrender (and any applicable fees and surrender charges) made after the lock-in date. After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charges terminate. The standard death benefit then applies.

For Contracts issued on or after November 23, 2003 (except for contracts issued in New Jersey and Washington)
Prior to the annuitization date and prior to the lock-in date (the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday), the annual enhanced death benefit is the greatest of (a) or (b) or (c) where:
• (a) is the standard death benefit;
• (b) is the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges) (accumulated at 5% annually) until the lock-in date; or
• (c) is the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the proportionate withdrawal amount* of each partial surrender (and any applicable fees and surrender charges)
made after that contract anniversary and prior to the lock-in date.

NOTE: For Contracts issued in New York on or after November 23, 2003, the annual enhanced death benefit is the greater of (a) or (c).

* The proportionate withdrawal amount is equal to ((i) divided by (ii)) multiplied by the amounts determined in (b) or
(c) above immediately prior to the partial surrender, where:

(i) is the amount of the partial surrender (and any applicable fees and surrender charges); and
(ii) is the accumulated value immediately before the partial surrender.

Lock-In Feature - At the later of five years after the rider effective date or the contract anniversary following the original owner’s or original annuitant’s 75th birthday (the “lock-in date”), the death benefit amount is locked-in.
After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions)
made after the lock-in date and decreases by the adjusted proportionate withdrawal amount of each partial surrender (and any applicable fees and surrender charges). After the lock-in date, once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.

Payment of Death Benefit
The death benefit is usually paid within five business days of our receiving all documents (including proof of death)
that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions until the valuation period during which we receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions until the valuation period during which we receive the required documents for that beneficiary.
After payment of all of the death benefit, the Contract is terminated.

The Annuity Benefit Payment Period

Annuitization Date
You may specify an annuitization date in your application. You may change the annuitization date with our prior approval. The request must be in writing. You may not select an annuitization date later than the maximum annuitization date found on the data pages. If you do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

You may annuitize your Contract at any time by electing to receive payments under an annuity benefit payment option.
If the accumulated value on the annuitization date is less than $2,000.00 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we may pay out the entire amount in a single payment.
The contract would then be canceled. You may select when you want the annuity benefit payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instructions).

Once annuity benefit payments begin under the annuity benefit payment option you choose, the option may not be changed. In addition, once annuity benefit payments begin, you may not surrender or otherwise liquidate or commute any of your accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, annuity benefit payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuity benefit payment commencement date.

Annuity Benefit Payment Options
We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Annuity benefit payments will be made on the frequency you choose. You may elect to have your annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the annuity benefit payments is specified for the entire payment period according to the annuity benefit payment option selected. There is no right to take a total surrender after the annuitization date.

The amount of the fixed annuity benefit payment depends on:
• the amount of accumulated value applied to the annuity benefit payment option;
• the annuity benefit payment option selected; and
• the age and gender of the annuitant and joint annuitant, if any (unless the Fixed Period Income benefit payment option is selected).

Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the
Contract. The annuity benefit payments tables contained in this Contract are based on the 1983 Table A Mortality
Table. These tables are guaranteed for the life of the Contract. The amount of the initial annuity benefit payment is determined by applying the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity option, gender, and age.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the annuity benefit payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your selection of an annuity benefit payment option may not be changed after annuity benefit payments begin. You may change your selection of an annuity benefit payment option (for which no annuity benefit payments have been made) by sending us a written request prior to the annuitization date. We must receive your written request on or before the annuitization date. If you fail to elect an annuity benefit payment option, we will automatically apply:
• for Contracts with one annuitant – Life Income with annuity benefit payments guaranteed for a period of
10 years.
• for Contracts with joint annuitants – Joint and Full Survivor Life Income with annuity benefit payments guaranteed for a period of 10 years.

The available annuity benefit payment options include:

• Fixed Period Income - Level payments are made for a fixed period. You may select a range from 5 to 30 years
(state variations may apply). If the annuitant dies before the selected period expires, payments continue to you or the person(s) you designate until the end of the period. Payments stop after all guaranteed payments are made.

• Life Income - Level payments are made during the annuitant’s lifetime only. NOTE: There is no death benefit value remaining or further payments when the annuitant dies. If you defer the first payment date, it is possible that you would receive no payments if the annuitant dies before the first payment date.

• Life Income with Period Certain - Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant dies before all of the guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

• Joint and Survivor - Payments continue as long as either the annuitant or the joint annuitant is alive. You may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you would only receive one payment under this option if both annuitants die before the second payment is due.
If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

• Joint and Survivor with Period Certain - Payments continue as long as either the annuitant or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you or the person(s) you designate until the end of the guaranteed payment period.

• Joint and Two-thirds Survivor Life Income - Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due. If you defer the first payment date, it is possible that you would receive no payments if both annuitants die before the first payment date. NOTE: There is no death benefit value remaining or future payments after both annuitants have died.

Other annuity benefit payment options may be available.

Supplementary Contract
When you annuitize your Contract’s accumulated value, we issue a supplementary fixed annuity contract that provides an annuity benefit payment based on the amount you have annuitized and the annuity benefit payment option that you have selected. The date of the first annuity benefit payment under the supplementary contract is the effective date of that supplementary contract unless you select a date for the first annuity benefit payment that is later than the supplementary contract effective date. The first annuity benefit payment must be made within one year of the supplementary contract effective date.

Tax Considerations Regarding Annuity Benefit Payment Options
If you own one or more tax qualified annuity contracts, you may avoid tax penalties if payments from at least one of your tax qualified contracts begin no later than April 1 following the calendar year in which you turn age 70 ½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your death on certain excess accumulations. You should confer with your tax advisor about any potential tax penalties before you select an annuity benefit payment option or take other distributions from the Contract.

Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified
Contracts).

Death of Annuitant (during the annuity benefit payment period)
If the annuitant dies during the annuity benefit payment period, remaining annuity benefit payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining annuity benefit payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our costs, we bear the loss. If the benefit is more than our costs, the excess is profit to the Company. Other than the Annual Fee and Premium
Taxes (which we do not expect to generate a profit), we expect a profit from the fees and charges listed below.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Annual Fee

Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or
2% of the accumulated value. Currently, we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one variable annuity contract with us, all the Contracts you own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that
Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

Mortality and Expense Risks Charge

We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the
Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.

The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.

If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.

Separate Administration Charge

Currently we do not impose a separate account administration charge. However, we reserve the right to assess each division with a daily separate account administration charge not to exceed the annual rate of 0.15% of the average daily net assets of the Separate Account division. This charge would only be imposed before the annuitization date.
Separate Account administration includes issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with owners, and making regulatory filings.

Charges for Optional Riders

Subject to certain conditions, you may add one or more of the following optional riders to your Contract. Detailed information concerning the optional riders may be obtained from your registered representative or by calling us at 1-
800-852-4450.

Purchase Payment Credit Rider The current annual charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. If you elect the Purchase Payment Credit Rider, the rider charge is assessed until completion of your 8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. After the 8th Contract anniversary, your Contract accumulated value is moved to units in your chosen divisions that do not include this rider charge. This move of division units will not affect your accumulated value. It will, however, result in a smaller number of division units but those units will have a higher unit value. We will notify you when the division units move because of discontinuation of the rider charge.

The rider charge is intended to cover our cost for the credit(s).

Annual Enhanced Death Benefit Rider

The annual charge for the rider is 0.20% of the accumulated value (0.15% in New York). The charge is equal to
0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The charge is deducted through the redemption of units from the accumulated value in the same proportion as the surrender allocation percentages. If the rider is purchased after the beginning of a quarter, the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days the rider is in effect during the quarter.

The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

Transaction Fee

We reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

We also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer after the first unscheduled transfer in a contract year. The transfer fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or from the accumulated value when you request a surrender or you request application of the accumulated value under an annuity benefit payment option.
Premium taxes range from 0% in most states to as high as 3.50%.

Surrender Charge

No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the purchase payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the sum of the purchase payments paid during each contract year is determined by the following tables. The amount of the purchase payment credit, if any, is not included in the sum of the purchase payments made.

Surrender Charge without the Purchase Payment Credit Rider (as a percentage of amounts surrendered)

Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)*	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

Surrender Charge with the Purchase Payment Credit Rider (as a percentage of amounts surrendered)
Number of completed contract years	Surrender charge applied to all
since each purchase payment	purchase payments received in
was made	that contract year
0 (year of purchase payment)*	8%
1	8%
2	8%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9 and later	0%

*	Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that purchase payment. However, purchase payments are added together by contract year for purposes of determining the applicable surrender charge. If your contract year begins April 1 and ends March 31 the following year, then all purchase payments received during that period are considered to have been made in that contract year.

For purposes of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
•	first from purchase payments no longer subject to a surrender charge;
•	then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (first-in, first-out)) described below; and
•	then from purchase payments subject to a surrender charge on a first-in, first-out basis.

A surrender charge is not imposed in states where it is prohibited, including:
•	New Jersey – no surrender charge for total surrender on or after the later of the annuitant’s 64th birthday or
4 years after the contract date.
•	Washington – no surrender charge for total surrender on or after the later of the annuitant’s 70th birthday or
10 years after the contract date.

NOTE: Partial surrenders may be subject to both the surrender charge and the transaction fee, if any.

Free Surrender Privilege

The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
• earnings in the Contract (earnings = accumulated value less unsurrendered purchase payments as of the surrender date); or
• 10% of the purchase payments, decreased by any partial surrenders since the last contract anniversary.
Any amount not taken under the free surrender privilege in a contract year is not added to the amount available under the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.

Waiver of Surrender Charge
The surrender charge does not apply to:
• amounts applied under an annuity benefit payment option; or
• payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner’s death; or
• amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue
Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
• an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
This Waiver of Surrender Charge Rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. This rider is automatically made a part of the
Contract at issue. There is no charge for this rider. This rider may not be available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We may withdraw or prospectively restrict the availability of this rider at any time. For more information regarding availability or features of this rider, you may contact your registered representative or call us at 1-800-852-4450.

Waiver of the surrender charge is available for critical need if the following conditions are met:
• the original owner or original annuitant has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and
• the critical need did not exist before the contract date.
• For the purposes of this section, the following definitions apply:
• critical need – owner’s or annuitant’s confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.
• health care facility – a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care).
This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
• terminal illness – sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.
• total and permanent disability – a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:	The Waiver of Surrender Charge Rider is not available in Massachusetts.

Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.

Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.

FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate
Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the
Fixed Account and DCA Plus Accounts are held in the General Account of the Company.

The General Account is the assets of the Company other than those allocated to any of the Company’s Separate
Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts.
The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts.
However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from your registered representative or by calling us at 1-800-852-4450.

Fixed Account

The Company guarantees that purchase payments allocated and amounts transferred to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.
Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.

Each contract anniversary, we declare a renewal interest rate that applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.

Fixed Account Accumulated Value

Your Fixed Account accumulated value on any valuation date is equal to:
• purchase payments allocated to the Fixed Account;
• plus any transfers to the Fixed Account from the Separate Account and DCA Plus Accounts;
• plus interest credited to the Fixed Account;
• minus any surrenders or applicable surrender charges from the Fixed Account;
• minus any transfers to the Separate Account.

Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the
Fixed Account may be subject to a charge (see Surrender Charge).
You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis by:
• mailing your instructions to us;
• calling us at 1-800-852-4450 (if telephone privileges apply);
• faxing your instructions to us at 1-866-894-2087; or
• visiting www.principal.com
You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.

Unscheduled Fixed Account Transfers
The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
• transfer an amount not to exceed 25% of your Fixed Account accumulated value; or
• transfer up to 100% of your Fixed Account accumulated value if:
• your Fixed Account accumulated value is less than $1,000; or
• (a) minus (b) is greater than 1% where:
• (a) is the weighted average of your Fixed Account interest rates for the preceding contract year; and
• (b) is the renewal interest rate for the Fixed Account.

We will inform you if the renewal interest rate falls to that level.

Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging)

You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
• Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
• If the selected date is not a valuation date, the transfer is completed on the next valuation date.
• Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
• Scheduled monthly transfers of a specified dollar amount will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue the transfers. This specified dollar amount cannot exceed 2%
of your Fixed Account accumulated value.
• The minimum transfer amount is $100.
• If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred.
• If you stop the transfers, you may not start them again without our prior approval.

Dollar Cost Averaging Plus Program (DCA Plus Program)

Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus
Account accumulated value is periodically transferred (on the 28th of each month) to divisions and/or to the Fixed
Account. If the 28th is not a valuation date, then the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted.
If you elect the Purchase Payment Credit rider, you may not participate in the DCA Plus Program.

DCA Plus Purchase Payments
You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus
Account and selecting divisions and or the Fixed Account into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus purchase payments receive the fixed rate of return in effect on the date each purchase payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.

Selecting a DCA Plus Account
DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one
12-month DCA Plus program at a time. Under the 6-month transfer program, all purchase payments and accrued interest must be transferred from the DCA Plus Account to the selected divisions and/or Fixed Account in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected divisions and or Fixed Account in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4) .

Scheduled DCA Plus Transfers
Transfers are made from DCA Plus Accounts to divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions.
Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers
You may make unscheduled transfers from DCA Plus Accounts to divisions and or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS

The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrenders are generally paid within seven calendar days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment
Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
• trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or
• an emergency exists, as determined by the SEC, as a result of which:
• disposal by a mutual fund of securities owned by it is not reasonably practicable;
• it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
• the SEC permits suspension for the protection of security holders.

If payments are delayed the transaction will be processed on the first valuation date following the expiration of the permitted delay unless we receive your written instructions to cancel your surrender, annuitization, or transfer. Your written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days.

In addition, we reserve the right to defer payment of that portion of your accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity benefit payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA, you may not assign ownership.

You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.

Change of Owner or Annuitant

If your Contract is part of your qualified plan, IRA, SEP, or SIMPLE-IRA you may not change either the owner or the annuitant.

You may change your non-qualified Contract ownership and/or annuitant designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, then the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

If an annuitant who is not an owner dies while the Contract is in force, a new annuitant may be named unless the owner is a corporation, trust or other entity.

Beneficiary

While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contract will not unfairly discriminate against any owner.

Reinstatement

If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, then the following apply:
• we reinstate the Contract effective on the original surrender date;
• if you had the Purchase Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
• we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
• these amounts are priced on the valuation day the money from the other company is received by us;
• commissions are not paid on the reinstatement amounts; and
• new data pages are sent to your address of record.

NOTE:	Reinstatement is only available for full surrenders of your Contract. A payment received after a partial surrender of accumulated value is deemed a new purchase payment.

Reports

We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information About Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial purchase payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.

RIGHTS RESERVED BY THE COMPANY

We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
• transfer assets in any division to another division or to the Fixed Account;
• add, combine or eliminate a division(s);
• substitute the units of a division for the units of another division:
• if units of a division are no longer available for investment; or
• if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate
Account.

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the divisions. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:
• Disrupt the management of the underlying mutual funds by:
• forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund;
• causing unplanned portfolio turnover;
• Hurt the portfolio performance of the underlying mutual funds; and
• Increase expenses of the underlying mutual fund and separate account due to:
• increased broker-dealer commissions; and
• increased recordkeeping and related costs.

If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the
Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is a division with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
• Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
• Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by
1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
• Limiting the number of unscheduled transfers during a Contract year to no more than 12;
• Prohibiting you from requesting a transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within
30 days of the exchange/redemption) by you; and
• Taking such other action as directed by the underlying mutual fund.

We will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.

In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.

DISTRIBUTION OF THE CONTRACT

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a
broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory
Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5%
of purchase payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. The 12b-1 fees for the underlying mutual funds are shown in this Contract prospectus in Summary of Expense, Annual Underlying Mutual
Fund Expenses.

Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the
Company under applicable state insurance law and must be licensed to sell variable insurance products. The
Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

PERFORMANCE CALCULATION

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate
Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these
Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The
“yield” of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” is slightly higher than the “yield”
because of the compounding effect of the assumed reinvestment.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
• Purchase payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person’s gross income.
• An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed
Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
• Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
• Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
• The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
• Annuity benefit payments:
• The “investment in the contract” is generally the total of the Purchase payments made.
• The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.
• After the purchase payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your tax advisor before changing ownership of your Contract.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal
Revenue Code requires:
• If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the
Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.
• If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
• within five years after the date of your death; or
• as annuity benefit payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
• If you take a distribution from the Contract before you are 59 ½, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
• IRA — An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.
• SEP-IRA — A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
• SIMPLE-IRA — SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the
Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral.
These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain
Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution.” The tax is increased to 25% in the case of distributions from SIMPLE-
IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:
• made on or after you reach age 59 ½;
• made to a beneficiary on or after your death;
• made upon your disability;
• part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
• made to pay certain medical expenses;
• for health insurance premiums while employed;
• for first home purchases (up to $10,000);
• for qualified higher education expenses;
• for qualified disaster tax relief distributions (up to $100,000); or
• for qualified reservist distributions.

For more information regarding premature distributions, please consult your tax advisor.

Rollover IRAs

If you receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b)
plan, you may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or
IRA. You can accomplish this by electing a direct rollover from the plan, or you can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your taxes. Amounts received prior to age 59 ½ and not rolled over may be subject to an additional
10% excise tax. You may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion. For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their
IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you turn 70 1/2. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRA’s and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner’s IRAs.

Failure to comply with the RMD rules can result in an excise tax penalty. This penalty equals 50% of the amount of the
RMD that exceeds the actual distribution amount (if any) that occurred during the calendar year in question.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth
IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-
free. For more information, please contact your tax advisor.

Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United
States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal
Revenue Service notifies us that the TIN provided by the recipient is incorrect.

MUTUAL FUND DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establish standards of diversification for the investments underlying the Contracts. Under this Internal Revenue
Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than
55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90%
in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.

The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.

STATE REGULATION
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the
Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the
Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the
National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

GENERAL INFORMATION

Reservation of Rights

The Company reserves the right to:
• increase the minimum amount for each purchase payment to not more than $1,000; and
• terminate a Contract and send you the accumulated value if no purchase payments are made during two consecutive calendar years and the accumulated value (or total purchase payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

Legal Matters

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa
Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

Legal Proceedings

There are no legal proceedings pending to which Separate Account B is a party or which would materially affect
Separate Account B.

Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Householding

To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-
annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing.
Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial
Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on purchase payments made on the Contract. The Company and or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the
Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment options. You may ask your registered representative about these differing and divergent interests, how your registered representative is personally compensated, and how your registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

We and/or our affiliates provide services to and/or funding vehicles for benefit and retirement plans. We and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

• if a participant in such a benefit or retirement plan purchases a product with the assistance of a registered representative of an affiliate of ours;

• if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

• if the broker or dealer sold the funding vehicle the benefit or retirement plan utilizes; or

• based on the broker’s or dealer’s relationship to the benefit or retirement plan.

The broker or dealer may pay to its financial professionals some or all of the amounts we pay to the broker or dealer.

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’ instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract.
The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by
Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

American Century VP Income & Growth Division

Invests in:	American Century VP Income & Growth Fund- Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	to seek dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund - Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	to seek long-term capital growth by investing primarily in common stocks of large U.S.
companies.

American Century VP Value Division

Invests in:	American Century VP Value Fund - Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	to seek capital growth over time and, secondarily, income by investing primarily in equity securities.

Fidelity VIP ContrafundTM Division

Invests in:	Fidelity VIP ContrafundTM Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	to seek long-term capital appreciation.

Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio - Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	to seek reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(SM) Index (S&P 500® ).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	to seek to achieve capital appreciation.

Invesco V.I. Capital Appreciation Division (fka AIM V.I. Capital Appreciation Division)

Invests in:	Invesco V.I. Capital Appreciation Fund -Series II Shares (fka AIM V.I. Capital Appreciation
Fund - Series II Shares)
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	to seek growth of capital.

Invesco V.I. Core Equity Division (fka AIM V.I. Core Equity Division)

Invests in:	Invesco V.I. Core Equity Fund - Series II Shares (fka AIM V.I. Core Equity Fund - Series II
Shares)
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	to seek growth of capital. The Fund invests normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

Invesco V.I. Dynamics Division (fka AIM V.I. Dynamics Division)

Invests in:	Invesco V.I. Dynamics Fund - Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth by normally investing at least 65% of its net assets in common stocks of mid-size companies.

Invesco V.I. Global Health Care Division (fka AIM V.I. Global Health Care Division)

Invests in:	Invesco V.I. Global Health Care Fund - Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term capital growth. The Fund invests normally 80% of its assets in securities of healthcare industry companies.

Invesco V.I. Small Cap Equity Division (fka AIM V.I. Small Cap Equity Division)

Invests in:	Invesco V.I. Small Cap Equity Fund -Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. Technology Division (fka AIM V.I. Technology Division)

Invests in:	Invesco V.I. Technology Fund - Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	Seeks long-term capital growth by investing primarily at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in technology related industries.

Janus Aspen Enterprise Division (fka Janus Aspen MidCap Growth Division)

Invests in:	Janus Aspen Enterprise Portfolio - Service Shares
(f/k/a Janus Aspen Series MidCap Growth Portfolio - Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80%of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index.

Asset Allocation Division

Invests in:	Principal Variable Contracts Funds Asset Allocation Account - Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to generate a total investment return consistent with the preservation of capital. The
Account intends to pursue flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and flexible-income securities.

Balanced Division

Invests in:	Principal Variable Contracts Funds Balanced Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the objective by investment primarily in equity and fixed-income securities.

Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide current income.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek to provide a relatively high level of current income and long-term growth of income and capital.

Government & High Quality Bond Division (will merge into the Mortgage Securities Division effective July 16,
2010)

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account -Class 1(will merge into the Principal Variable Contracts Funds Mortgage Securities Account - Class 1
effective July 16, 2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a high level of current income, liquidity and safety of principal.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account -Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in equity securities of issuers in emerging market countries.

International SmallCap Division (will merge into the Diversified International Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds International SmallCap Account - Class 1(will merge into the Principal Variable Contracts Funds Diversified International Account - Class I
effective July 16, 2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. through a sub-advisory agreement and ClearBridge
Advisors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account - Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks,but the Account may also invest in other securities.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I - Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. through a sub-advisory agreement and Brown Investment
Advisory Incorporated through a sub-advisory agreement with Principal Management
Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing in stocks of large U.S. companies. The
Account attempts to mirror the investment results of the Standard & Poor’s 500 Index.

LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Value III Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account III - Class 1
Investment Advisor:	AllianceBernstein, L.P. through a sub-advisory agreement and Westwood Management
Corp. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	to seek long-term growth of capital.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Growth I Division (will merge into the MidCap Blend Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds MidCap Growth Account I - Class 1(will merge into the
Principal Variable Contracts Funds MidCap Blend Account - Class 1 effective July 16,
2010)
Investment Advisor:	Mellon Capital Management Corporation through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MidCap Value II Division (will merge into the MidCap Blend Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds MidCap Value Account II - Class 1(will merge into the
Principal Variable Contracts Funds MidCap Blend Account - Class 1 effective July 16,
2010)
Investment Advisor:	Jacobs Levy Equity Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Mortgage Securities Division (division name will change to the Government & High Quality Bond Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds Mortgage Securities Account - Class 1(fund name will change to Principal Variable Contracts Funds Government & High Quality Bond Account
effective July 16, 2010)
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

Principal LifeTime 2010 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2020 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2030 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2040 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime 2050 Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek a total return consisting of long-term growth of capital and current income by investing primarily in shares of other Principal Variable Contracts Fund accounts.

Principal LifeTime Strategic Income Division

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek high current income by investing primarily in shares of other Principal Variable
Contracts Fund accounts.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account - Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to generate a total return.

Short-Term Bond Division (will merge into the Short-Term Income Division effective July 16, 2010)

Invests in:	Principal Variable Contracts Funds Short-Term Bond Account - Class 1(will merge into the
Principal Variable Contracts Funds Short-Term Income Account - Class 1 effective July 16,
2010)
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to provide current income.

Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Blend Division

Invests in:	Principal Variable Contracts Funds SmallCap Blend Account - Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II - Class 1
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement and Essex Investment
Management Company, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital. The Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I - Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc, through a sub-advisory agreement and Mellon
Capital Management Corporation through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

SAM Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolios -
Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

SAM Conservative Balanced Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative
Balanced Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk.

SAM Conservative Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative
Growth Portfolio - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

SAM Flexible Income Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible
Income Portfolio - Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation).

SAM Strategic Growth Portfolio Division

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic
Growth Portfolio - Class I
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal
Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Van Eck World Hard Assets Division (this division is not available until May 24, 2010)

Invests in:	Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

Registration Statement
This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional
Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the
SAI by contacting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in
Washington, D.C. Information on the operation of the public reference room may be obtained by calling the
Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Flexible Variable Annuity Contract is 33-74232.

The registration number for the Flexible Variable Annuity Contract with the Purchase Payment Credit Rider is 333-
40254.

Customer Inquiries
Your questions should be directed to: Principal Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382,
Des Moines, Iowa 50306-9382, 1-800-852-4450.

TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	9
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	13
Financial Statements	14
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	153
Consolidated Financial Statements	154

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

APPENDIX A PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Owners of an eligible Principal Variable Annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity
contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your best interest to participate in the exchange offer, we recommend that you consult with your tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:
• your old contract is not subject to any surrender charges;
• available in your state; and
• your old contract has reached the contract anniversary following the date the exchange offer is made available.

Exchange Offer Terms and Conditions

• You must qualify for and elect the GMWB 2-SL/JL rider. To qualify for the GMWB 2-SL/JL rider, you (or the annuitant if the owner is a non-natural person) must be between the ages of 45 and 80.
• You must receive a current prospectus for the new contract.
• You must complete all required exchange offer forms.
• The Premium Payment Credit Rider is not available on the new contract.
• If we approve your application to participate in the exchange offer, you are directing that all of your investment options under your old contract be terminated. The resulting amount will be transferred to your new contract and allocated as you direct. Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited GMWB investment options (review the new contract prospectus in its entirety for full details).
• The amount being exchanged to the new contract cannot be allocated to the DCA Plus Accounts.
• Any new premium payments (excluding the amount transferred under this exchange offer) you make to the new contract are subject to surrender charges.
• At contract issue, the death benefit under your new contract will be the greater of the death benefit under your old contract on the exchange date or the death benefit under the new contract.
• We reserve the right to require you to return your old contract to us. Upon issuing you a new contract, your old contract will terminate.
• The exchange offer is not available for partial exchanges.
• Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your old contract. For your convenience, we have provided the following chart with a side-by-side summary comparison of the features and costs of your old contract and the new contract available under the exchange offer.

There may be additional differences important for you to consider prior to making an exchange. You should carefully review this prospectus and compare it to the new contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

Summary Comparison* of Principal Variable Annuity (old contract) and
Investment Plus Variable Annuity with GMWB Rider (new contract)

To participate in the exchange offer you must elect the GMWB 2-SL/JL rider.

A. Features	Old Contract	New Contract
GMWB Rider	Not available	GMWB 2-SL/JL

GWMB Investment Options	N/A	2
Fixed Rate Options (including 2	1 year - Fixed Account	1 year - Fixed Account
dollar-cost averaging options)	6 month - DCA Plus Account	6 month - DCA Plus Account***
	12 month - DCA Plus Account	12 month - DCA Plus Account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with
GMWB 2-SL/JL)
No. of Free Division Transfers/	12	1
Contract Year

B. Annuitization	Old Contract	New Contract
Annuity Benefit Payments First	Any time	Any time on/after the first contract
Available		anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life	Same
income with fixed period; custom
options

C. Death Benefit	Old Contract	New Contract
Base Death Benefit	An amount equal to the greatest of	An amount equal to the greatest of
	(i) total premium payments less	(i) total premium payments less
	surrenders, or	surrenders, or
	(ii) contract value, or	(ii) contract value, or
	(iii) 7 year Step-Up	(iii) 7 year Step-Up

	For partial surrenders from old	For partial surrenders, the death
	contracts prior to November 23,	benefit is reduced proportionately
	2003, the death benefit is reduced	for each withdrawal.
by the amount of each withdrawal.
See the Death Benefit section in this
	For partial surrenders from old	Appendix for more details.
contracts issued on or after
November 23, 2003, the death
benefit is reduced proportionately
for each withdrawal.
Optional Enhanced Death Benefit	Available	Not available
Rider
Payable	1st owner or annuitant to die	1st owner to die

D. Fees and Charges	Old Contract	New Contract
Annual Fee (waived for contracts with	Lesser of $30 or 2% of contract	Same
accumulated value of $30,000 or	accumulated value
more)

Mortality and Expense Risks
Charge**	1.25%	Same
Administration Charge** (on an	Maximum: 0.15%	Same
annual basis)
Current: 0.00%
Available Underlying Mutual Fund	Maximum Annual: 1.62%	Maximum Annual: 0.61%
Expenses****
	Minimum Annual: 0.30%	Minimum Annual: 0.61%

GMWB2 – SL/JL Rider Charge	Not available	Maximum Annual: 1.65%
Taken as % of average quarterly
Investment Back withdrawal benefit		Current Annual: 0.95%
base.

E. Transaction Charges	Old Contract	New Contract
Surrender Charge Period and % of	7 years (6,6,6,5,4,3,2)	7 years (6,6,6,5,4,3,2)
amount surrendered (applies only to
new premium payments)	9 years (8,8,8,8,7,6,5,4,3) if you	Premium Payment Credit Rider not
	elected the Purchase Payment	available
Credit Rider

Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of	Maximum: lesser of $25 or 2% of
	each unscheduled partial	each unscheduled partial surrender
	surrender after the 1st in a contract	after the 12th in a contract year.
year.

	Current: $0/0%	Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of	Maximum: lesser of $30 or 2% of
	each unscheduled transfer after	each unscheduled transfer after the
	the 12th in a contract year.	1st in a contract year.

	Current: $0/0%	Current: $0/0%

*Does not reflect state variations.
**Charges taken daily as a percentage of the average daily Separate Account Division accumulated value.
***Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.
****For the new contract, only maximum and minimum charges for the GMWB Investment Options are reflected.

Charges and Expenses

The new contract and your old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses. Please see the comparison chart above for details.
Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your death, we will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers a GMWB rider (Investment Protector Plus 2) not available under the old contract. The GMWB
2-SL/JL rider allows you to take certain guaranteed annual withdrawals, regardless of your Contract accumulated value. The GMWB 2-SL/JL rider also allows your beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider. You may add only one GMWB 2-SL/JL rider to your Contract. You must qualify for and elect the GMWB 2-SL/JL rider when you purchase the new contract.

The GMWB 2-SL/JL rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division values rise with market growth.

The GWMB 2-SL/JL rider also offers a GMWB Bonus. The GMWB Bonus rewards you for not taking a withdrawal in certain early years of the rider. The GMWB Bonus amount will provide a modest increase to your rider withdrawal benefit payments. The GMWB Bonus does not increase your Contract accumulated value.

Once elected, the GMWB 2-SL/JL rider may not be terminated for five contract years following the rider effective date.

Election of the GMWB 2-SL/JL rider results in restriction of your Contract investment options to the more limited
GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your investment objective is aggressive growth, the rider investment restrictions may not support your investment objective.
Please review the new contract prospectus in its entirety for additional information regarding the GMWB 2-SL/JL rider and whether the GMWB 2-SL/JL rider is appropriate for your needs.

Tax Matters

Although we believe that an exchange as described in this Appendix will not be a taxable event for Federal tax purposes, we recommend that you consult your tax advisor before electing to participate in the exchange offer.

There may be differences between your old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you are using the old contract in connection with a tax-qualified retirement plan, you should consult a tax advisor before electing to participate in the exchange offer. See also the FEDERAL TAX MATTERS section of this prospectus.

CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Capital Appreciation
2009	6.204	7.419	19.58	763
2008	10.925	6.204	-43.21	836
2007	9.876	10.925	10.62	1,097
2006(3)	9.988	9.876	-1.12	1,339
AIM V.I. Core Equity
2009	7.573	9.596	26.71	2,721
2008	10.978	7.573	-31.02	3,063
2007	10.282	10.978	6.77	3,892
2006	8.921	10.282	15.26	4,649
2005	8.578	8.921	4.00	2,960
2004	7.971	8.578	7.62	3,478
2003	6.487	7.971	22.88	3,942
2002	7.781	6.487	-16.63	4,400
2001	10.211	7.781	-23.80	5,152
2000	12.101	10.211	-15.62	4,586
AIM V.I. Dynamics
2009	5.829	8.199	40.66	154
2008	11.367	5.829	-48.72	156
2007	10.261	11.367	10.78	223
2006	8.948	10.261	14.67	170
2005	8.183	8.948	9.35	164
2004	7.311	8.183	11.93	189
2003	5.371	7.311	36.12	161
2002	7.986	5.371	-32.74	45
2001(1)	10.000	7.986	-20.14	31
AIM V.I. Global Health Care
2009	8.546	10.775	26.08	531
2008	12.123	8.546	-29.51	595
2007	10.975	12.123	10.46	686
2006	10.560	10.975	3.93	770
2005	9.887	10.560	6.81	837
2004	9.307	9.887	6.23	928
2003	7.375	9.307	26.20	830
2002	9.852	7.375	-25.14	568
2001(1)	10.000	9.852	-1.48	252
AIM V.I. Small Cap Equity
2009	10.014	11.994	19.77	165
2008	14.762	10.014	-32.16	181
2007(4)	14.972	14.762	-1.40	202

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Technology
2009	3.531	5.489	55.45	628
2008	6.444	3.531	-45.20	480
2007	6.059	6.444	6.35	625
2006	5.553	6.059	9.11	625
2005	5.503	5.553	0.91	703
2004	5.325	5.503	3.34	826
2003	3.711	5.325	43.49	716
2002	7.070	3.711	-47.51	229
2001(1)	10.000	7.070	-29.30	100
American Century VP Income & Growth
2009	$7.751	$9.040	16.63%	1,054
2008	11.999	7.751	-35.40	1,160
2007	12.159	11.999	-1.32	1,465
2006	10.515	12.159	15.63	1,686
2005	10.176	10.515	3.33	1,819
2004	9.119	10.176	11.59	1,885
2003	7.138	9.119	27.75	1,589
2002	8.965	7.138	-20.38	1,122
2001(1)	10.000	8.965	-10.35	368
American Century VP Ultra
2009	6.246	8.295	32.80	407
2008	10.809	6.246	-42.21	449
2007	9.044	10.809	19.55	561
2006	9.468	9.044	-4.48	672
2005	9.384	9.468	0.90	735
2004	8.585	9.384	9.31	749
2003	6.960	8.585	23.35	616
2002	9.119	6.960	-23.68	436
2001(1)	10.000	9.119	-8.81	120
American Century VP Value
2009	9.876	11.677	18.24	1,520
2008	13.663	9.876	-27.72	1,738
2007	14.612	13.663	-6.49	2,157
2006	12.489	14.612	17.00	2,266
2005	12.060	12.489	3.56	2,208
2004	10.696	12.060	12.75	1,772
2003	8.408	10.696	27.21	775
2002(2)	10.000	8.408	-15.92	192

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Fidelity VIP Contrafund®
2009	9.727	13.032	33.98	4,098
2008	17.164	9.727	-43.33	4,545
2007	14.791	17.164	16.04	5,653
2006	13.421	14.791	10.21	6,230
2005	11.630	13.421	15.40	6,299
2004	10.210	11.630	13.91	5,683
2003	8.055	10.210	26.75	4,985
2002	9.005	8.055	-10.55	4,524
2001	10.405	9.005	-13.46	4,272
2000	11.294	10.405	-7.87	3,917
Fidelity VIP Equity-Income
2009	7.879	10.107	28.28	2,487
2008	13.952	7.879	-43.53	2,705
2007	13.951	13.952	0.01	3,196
2006	11.779	13.951	18.44	3,299
2005	11.297	11.779	4.27	3,232
2004	10.285	11.297	9.84	2,826
2003	8.009	10.285	28.42	1,570
2002(2)	10.000	8.009	-19.91	374
Fidelity VIP Growth
2009	5.720	7.239	26.56	1,965
2008	10.978	5.720	-47.90	2,188
2007	8.762	10.978	25.29	2,680
2006	8.312	8.762	5.41	2,981
2005	7.965	8.312	4.36	3,633
2004	7.810	7.965	1.98	4,225
2003	5.956	7.810	31.13	4,456
2002	8.640	5.956	-31.06	4,674
2001	10.635	8.640	-18.76	5,285
2000	12.108	10.635	-12.17	4,837
Janus Aspen Enterprise
2009	5.162	7.364	42.66	1,321
2008	9.311	5.162	-44.56	1,271
2007	7.745	9.311	20.22	1,608
2006	6.921	7.745	11.91	1,559
2005	6.256	6.921	10.63	1,691
2004	5.258	6.256	18.98	1,802
2003	3.951	5.258	33.09	1,819
2002	5.565	3.951	-29.00	1,636
2001	9.329	5.565	-40.35	1,448
2000(5)	10.000	9.329	-6.91	70

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Asset Allocation
2009	19.778	23.206	17.33	1,540
2008	26.467	19.778	-25.78	1,774
2007	24.140	26.647	10.39	2,321
2006	21.674	24.140	11.38	2,706
2005	20.746	21.674	4.47	3,194
2004	19.363	20.746	7.14	3,663
2003	16.123	19.363	20.10	3,893
2002	18.753	16.123	-14.02	4,235
2001	19.766	18.753	-5.12	4,644
2000	19.696	19.766	0.36	4,505
Balanced
2009	14.608	17.479	19.65	1,955
2008	21.413	14.608	-31.78	2,343
2007	20.578	21.413	4.06	3,104
2006	18.697	20.578	10.06	3,526
2005	17.728	18.697	5.47	4,195
2004	16.313	17.728	8.67	4,843
2003	13.901	16.313	17.35	5,379
2002	16.213	13.901	-14.26	5,862
2001	17.647	16.213	-8.13	6,926
2000	17.846	17.647	-1.12	7,235
Bond & Mortgage Securities
2009	15.821	18.892	19.41	5,197
2008	19.317	15.821	-18.10	6,144
2007	18.916	19.317	2.12	8,281
2006	18.303	18.916	3.35	8,677
2005	18.080	18.303	1.23	9,516
2004	17.440	18.080	3.67	9,744
2003	16.885	17.440	3.29	9,858
2002	15.648	16.885	7.91	9,735
2001	14.655	15.648	6.78	8,059
2000	13.718	14.655	6.83	6,415
Diversified International
2009	16.480	20.974	27.27	4,828
2008	31.029	16.480	-46.89	5,386
2007	27.066	31.029	14.64	6,553
2006	21.417	27.066	26.38	7,234
2005	17.518	21.417	22.26	7,757
2004	14.656	17.518	19.53	7,928
2003	11.214	14.656	30.69	7,446
2002	13.529	11.214	-17.11	7,391
2001	18.092	13.529	-25.22	8,130
2000	19.987	18.092	-9.48	8,208
Equity Income
2009	6.770	8.024	18.52	2,922
2008	10.378	6.770	-34.77	3,187
2007(6)	10.000	10.378	3.78	4,174

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Government & High Quality Bond
2009	18.529	19.267	3.98	6,110
2008	19.074	18.529	-2.86	7,352
2007	18.413	19.074	3.59	8,742
2006	17.888	18.413	2.93	9,751
2005	17.755	17.888	0.75	11,265
2004	17.361	17.755	2.27	12,582
2003	17.262	17.361	0.57	14,675
2002	16.066	17.262	7.44	14,056
2001	15.118	16.066	6.27	9,403
2000	13.741	15.118	10.02	7,195
International Emerging Markets
2009	18.554	31.077	67.49	1,531
2008	41.619	18.554	-55.42	1,526
2007	29.657	41.619	40.33	2,056
2006	21.709	29.657	36.61	2,015
2005	16.368	21.709	32.63	1,813
2004	13.272	16.368	23.33	1,270
2003	8.549	13.272	55.25	806
2002	9.371	8.549	-8.77	506
2001	9.910	9.371	-5.44	153
2000(5)	10.000	9.910	-0.90	9
International SmallCap
2009	16.327	21.744	33.18	1,642
2008	33.257	16.327	-50.91	1,821
2007	30.833	33.257	7.86	2,385
2006	23.945	30.833	28.77	2,718
2005	18.778	23.945	27.52	3,114
2004	14.604	18.778	28.58	3,108
2003	9.593	14.604	52.24	2,905
2002	11.592	9.593	-17.24	2,774
2001	15.020	11.592	-22.82	2,848
2000	17.184	15.020	-12.59	2,822
LargeCap Blend II
2009	8.482	10.862	28.06	4,141
2008	13.506	8.482	-37.20	4,731
2007	13.010	13.506	3.81	5,899
2006	11.374	13.010	14.38	6,213
2005	10.996	11.374	3.44	6,212
2004	10.089	10.996	8.99	5,335
2003	8.255	10.089	22.22	3,447
2002(2)	10.000	8.255	-17.45	1,047

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Growth
2009	12.607	15.814	25.44	2,523
2008	22.461	12.607	-43.87	2,822
2007	18.462	22.461	21.66	3,514
2006	17.007	18.462	8.56	4,179
2005	15.362	17.007	10.71	4,991
2004	14.222	15.362	8.02	6,003
2003	11.387	14.222	24.90	7,025
2002	16.257	11.387	-29.96	8,040
2001	22.098	16.257	-26.43	9,977
2000	24.904	22.098	-11.27	10,270
LargeCap Growth I
2009	18.883	28.478	50.81	3,220
2008	32.193	18.883	-41.34	3,647
2007	30.042	32.193	7.16	4,508
2006	28.640	30.042	4.90	5,029
2005	26.962	28.640	6.22	5,980
2004	24.972	26.962	7.97	6,945
2003	20.076	24.972	24.39	7,750
2002	28.124	20.076	-28.62	8,433
2001	33.450	28.124	-15.92	9,806
2000	38.363	33.450	-12.81	10,065
LargeCap S&P 500 Index
2009	6.820	8.507	24.74	5,248
2008	10.978	6.820	-37.88	5,778
2007	10.573	10.978	3.83	7,250
2006	9.263	10.573	14.14	8,048
2005	8.978	9.263	3.17	8,642
2004	8.235	8.978	9.02	8,894
2003	6.498	8.235	26.73	7,596
2002	8.484	6.498	-23.41	6,302
2001	9.774	8.484	-13.20	5,484
2000	10.956	9.774	-10.79	4,136
LargeCap Value
2009	18.560	21.317	14.85	2,964
2008	28.988	18.560	-35.97	3,358
2007	29.384	28.988	-1.35	4,376
2006	24.803	29.384	18.47	5,087
2005	23.514	24.803	5.48	5,949
2004	21.190	23.514	10.97	6,767
2003	17.098	21.190	23.93	7,376
2002	20.053	17.098	-14.74	7,883
2001	22.084	20.053	-9.20	8,725
2000	21.888	22.084	0.90	8,705

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Value III
2009	8.173	9.670	18.32	3,449
2008	13.977	8.173	-41.53	3,932
2007	14.699	13.977	-4.91	4,874
2006	12.245	14.699	20.04	5,282
2005	11.759	12.245	4.13	5,220
2004	10.530	11.759	11.67	4,560
2003	8.326	10.530	26.47	2,948
2002(2)	10.000	8.326	-16.74	--
MidCap Blend
2009	27.098	35.797	32.10	4,035
2008	41.530	27.098	-34.75	4,614
2007	38.425	41.530	8.08	5,827
2006	34.060	38.425	12.82	6,621
2005	31.580	34.060	7.85	7,544
2004	27.156	31.580	16.29	8,092
2003	20.704	27.156	31.16	8,364
2002	22.975	20.704	-9.88	8,520
2001	24.162	22.975	-4.91	8,963
2000	21.351	24.162	13.17	8,777
MidCap Growth I
2009	7.957	10.620	33.47	1,901
2008	13.689	7.957	-41.87	2,122
2007	12.513	13.689	9.40	2,666
2006	11.555	12.513	8.29	2,939
2005	10.289	11.555	12.30	3,151
2004	9.317	10.289	10.43	3,311
2003	6.711	9.317	38.83	3,255
2002	9.217	6.711	-27.19	1,754
2001	11.234	9.217	-17.95	1,867
2000	10.522	11.234	6.77	1,539
MidCap Value II
2009	9.191	12.175	32.47	1,998
2008	16.596	9.191	-44.62	2,251
2007	16.982	16.596	-2.27	2,832
2006	15.179	16.982	11.87	3,100
2005	13.903	15.179	9.18	3,378
2004	11.476	13.903	21.15	2,980
2003	8.514	11.476	34.79	2,126
2002	9.575	8.514	-11.08	1,282
2001(1)	10.000	9.575	-4.25	261

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Money Market
2009	14.466	14.318	-1.02	5,866
2008	14.280	14.466	1.30	8,822
2007	13.786	14.280	3.58	5,015
2006	13.342	13.786	3.33	4,090
2005	13.158	13.342	1.40	3,595
2004	13.203	13.158	-0.34	4,161
2003	13.272	13.203	-0.52	5,147
2002	13.252	13.272	0.15	7,629
2001	12.912	13.252	2.63	7.538
2000	12.332	12.912	4.70	5,465
Mortgage Securities
2009	10.094	10.614	5.15	289
2008(7)	10.000	10.094	0.94	13
Principal LifeTime 2010
2009	8.809	10.881	23.52	113
2008	12.910	8.809	-31.77	113
2007(8)	12.950	12.910	-0.31	23
Principal LifeTime 2020
2009	8.896	11.200	25.90	181
2008	13.682	8.896	-34.98	70
2007(8)	13.683	13.682	-0.01	14
Principal LifeTime 2030
2009	8.652	10.955	26.62	81
2008	13.780	8.652	-37.21	50
2007(8)	13.762	13.780	0.13	7
Principal LifeTime 2040
2009	8.615	11.022	27.94	2
2008	14.107	8.615	-38.93	6
2007(8)	14.079	14.107	0.20	2
Principal LifeTime 2050
2009	8.544	10.973	28.43	9
2008	14.195	8.544	-39.81	11
2007(8)	14.158	14.195	0.26	2
Principal LifeTime Strategic Income
2009	9.173	10.775	17.46	98
2008	12.204	9.173	-24.84	123
2007(8)	12.263	12.204	-0.48	63
Real Estate Securities
2009	19.606	24.962	27.32	1,560
2008	29.571	19.606	-33.70	1,776
2007	36.380	29.571	-18.72	2,254
2006	26.965	36.380	34.92	3,138
2005	23.567	26.965	14.42	3,360
2004	17.740	23.567	32.85	3,527
2003	12.931	17.740	37.19	3,015
2002	12.155	12.931	6.38	2,087
2001	11.318	12.155	7.40	893
2000	8.750	11.318	29.35	643

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Short-Term Bond
2009	9.173	9.984	8.84	2,245
2008	10.517	9.173	-12.78	2,485
2007	10.333	10.517	1.78	3,421
2006	10.017	10.333	3.15	3,545
2005	9.963	10.017	0.54	3,597
2004	9.960	9.963	0.03	3,468
2003(9)	10.000	9.960	-4.40	1,380
Short-Term Income
2009	9.986	10.843	8.58	509
2008(7)	10.000	9.986	-0.14	6
SmallCap Blend
2009	8.405	10.142	20.67	2,359
2008	13.453	8.405	-37.52	2,587
2007	13.402	13.453	0.38	3,269
2006	12.041	13.402	11.30	3,601
2005	11.390	12.041	5.72	4,015
2004	9.625	11.390	18.34	4,216
2003	7.123	9.625	35.13	4,065
2002	9.926	7.123	-28.24	2,980
2001	9.801	9.926	1.28	2,697
2000	11.242	9.801	-12.82	2,250
SmallCap Growth II
2009	6.483	8.434	30.09	2,072
2008	11.154	6.483	-41.88	2,271
2007	10.758	11.154	3.68	2,821
2006	9.996	10.758	7.62	3,241
2005	9.488	9.996	5.35	3,595
2004	8.637	9.488	9.85	3,914
2003	6.005	8.637	43.83	3,973
2002	11.229	6.005	-46.52	3,622
2001	16.724	11.229	-32.86	3,766
2000	19.672	16.724	-14.99	3,535
SmallCap Value I
2009	15.635	17.942	14.76	1,535
2008	23.221	15.635	-32.67	1,713
2007	25.988	23.221	-10.65	2,213
2006	22.179	25.988	17.17	2,530
2005	21.143	22.179	4.90	2,718
2004	17.394	21.143	21.55	2,704
2003	11.694	17.394	48.74	2,478
2002	12.993	11.694	-10.00	2,064
2001	12.384	12.993	4.92	1,213
2000	10.123	12.384	22.34	756
SAM Balanced Portfolio
2009	7.519	9.195	22.29	2,995
2008	10.314	7.519	-27.10	1,672
2007(8)	10.222	10.314	0.90	101

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
SAM Conservative Balanced Portfolio
2009	8.206	9.818	19.64	1,567
2008	10.286	8.206	-20.22	789
2007(8)	10.207	10.286	0.77	26
SAM Conservative Growth Portfolio
2009	6.813	8.457	24.13	1,096
2008	10.314	6.813	-33.94	616
2007(8)	10.218	10.314	0.94	55
SAM Flexible Income Portfolio
2009	8.706	10.313	18.46	1,844
2008	10.222	8.706	-14.83	1,619
2007(8)	10.145	10.222	0.76	5
SAM Strategic Growth Portfolio
2009	6.370	8.018	25.87	840
2008	10.308	6.370	-38.20	571
2007(8)	10.212	10.308	0.94	45

(1) Commenced operations on May 19, 2001.
(2) Commenced operations on May 18, 2002.
(3) Commenced operations on April 28, 2006.
(4) Commenced operations on May 1, 2007.
(5) Commenced operations on November 24, 2000.
(6) Commenced operations on January 5, 2007.
(7) Commenced operations on November 24, 2008
(8) Commenced operations on November 19, 2007.
(9) Commenced operations on May 17, 2003.

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Capital Appreciation
2009	6.105	7.256	18.85	73
2008	10.815	6.105	-43.55	156
2007	9.837	10.815	9.94	198
2006(3)	9.988	9.837	-1.51	240
AIM V.I. Core Equity
2009	7.214	9.085	25.94	595
2008	10.520	7.214	-31.43	954
2007	9.913	10.520	6.12	1,294
2006	8.652	9.913	14.57	1,415
2005	8.369	8.652	3.38	795
2004	7.824	8.369	6.97	825
2003	6.405	7.824	22.15	818
2002	7.730	6.405	-17.14	722
2001	10.205	7.730	-24.25	577
2000	10.446	10.205	-2.31	46
AIM V.I. Dynamics
2009	5.568	7.785	39.82	155
2008	10.924	5.568	-49.03	160
2007	9.920	10.924	10.12	172
2006	8.703	9.920	13.98	133
2005	8.006	8.703	8.71	126
2004	7.196	8.006	11.26	124
2003	5.319	7.196	35.29	120
2002	7.956	5.319	-33.14	22
2001(1)	10.000	7.956	-20.44	5
AIM V.I. Global Health Care
2009	8.163	10.231	25.33	287
2008	11.651	8.163	-29.94	407
2007	10.611	11.651	9.80	484
2006	10.271	10.611	3.31	510
2005	9.674	10.271	6.17	529
2004	9.162	9.674	5.59	546
2003	7.304	9.162	25.44	493
2002	9.815	7.304	-28.58	299
2001(1)	10.000	9.815	-1.85	121
AIM V.I. Small Cap Equity
2009	9.755	11.614	19.06	73
2008	14.467	9.755	-32.57	97
2007(4)	14.732	14.467	-1.80	110

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
AIM V.I. Technology
2009	3.373	5.212	54.52	372
2008	6.192	3.373	-45.53	327
2007	5.858	6.192	5.70	410
2006	5.401	5.858	8.46	403
2005	5.384	5.401	0.32	433
2004	5.242	5.384	2.71	407
2003	3.675	5.242	42.64	336
2002	7.044	3.675	-47.83	138
2001(1)	10.000	7.044	-29.56	45
American Century VP Income & Growth
2009	$7.404	$8.584	15.94	552
2008	11.532	7.404	-35.80	758
2007	11.756	11.532	-1.91	873
2006	10.227	11.756	14.95	908
2005	9.957	10.227	2.71	986
2004	8.977	9.957	10.92	940
2003	7.069	8.977	26.99	801
2002	8.931	7.069	-20.85	531
2001(1)	10.000	8.931	-10.69	181
American Century VP Ultra
2009	5.967	7.877	32.01	222
2008	10.387	5.967	-42.55	266
2007	8.745	10.387	18.78	345
2006	9.209	8.745	-5.04	385
2005	9.182	9.209	0.29	397
2004	8.451	9.182	8.65	399
2003	6.893	8.451	22.60	315
2002	9.085	6.893	-24.13	262
2001(1)	10.000	9.085	-9.15	107
American Century VP Value
2009	9.491	11.155	17.53	732
2008	13.210	9.491	-28.15	927
2007	14.212	13.210	-7.05	1,129
2006	12.221	14.212	16.29	1,228
2005	11.872	12.221	2.94	1,157
2004	10.593	11.872	12.07	859
2003	8.377	10.593	26.45	349
2002(1)	10.000	8.377	-16.23	90

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Fidelity VIP Contrafund®
2009	9.265	12.339	33.18	1023
2008	16.447	9.265	-43.67	1,453
2007	14.260	16.447	15.34	1,782
2006	13.017	14.260	9.55	1,847
2005	11.347	13.017	14.72	1,684
2004	10.022	11.347	13.22	1,488
2003	7.954	10.022	26.00	1,109
2002	8.946	7.954	-11.09	823
2001	10.399	8.946	-13.97	418
2000	10.228	10.399	1.67	14
Fidelity VIP Equity-Income
2009	7.572	9.655	27.51	1,278
2008	13.489	7.572	-43.87	1,482
2007	13.570	13.489	-0.60	1,734
2006	11.526	13.570	17.73	1,794
2005	11.121	11.526	3.64	1,743
2004	10.185	11.121	9.19	1,501
2003	7.979	10.185	27.65	783
2002(2)	10.000	7.979	-20.21	143
Fidelity VIP Growth
2009	5.448	6.854	25.81	512
2008	10.519	5.448	-48.21	757
2007	8.447	10.519	24.53	844
2006	8.062	8.447	4.78	908
2005	7.771	8.062	3.74	997
2004	7.666	7.771	1.37	994
2003	5.881	7.666	30.35	846
2002	8.583	5.881	-31.48	651
2001	10.629	8.583	-19.25	454
2000	11.022	10.629	-3.57	27
Janus Aspen Enterprise
2009	4.917	6.972	41.79	391
2008	8.922	4.917	-44.89	696
2007	7.466	8.922	19.50	846
2006	6.712	7.466	11.23	971
2005	6.103	6.712	9.98	990
2004	5.161	6.103	18.25	1,048
2003	3.901	5.161	32.30	1,036
2002	5.528	3.901	-29.43	913
2001	9.324	5.528	-40.71	607
2000(5)	10.000	9.324	-6.76	21

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Asset Allocation
2009	18.839	21.972	16.63	206
2008	25.535	18.839	-26.22	345
2007	23.273	25.535	9.72	490
2006	21.021	23.273	10.71	536
2005	20.241	21.021	3.85	608
2004	19.006	20.241	6.50	562
2003	15.921	19.006	19.38	466
2002	18.630	15.921	-14.54	384
2001	19.754	18.630	-5.69	278
2000	19.631	19.754	0.63	16
Balanced
2009	13.914	16.549	18.94	422
2008	20.520	13.914	-32.19	584
2007	19.839	20.520	3.43	711
2006	18.133	19.839	9.41	757
2005	17.297	18.133	4.83	795
2004	16.012	17.297	8.03	727
2003	13.727	16.012	16.65	582
2002	16.107	13.727	-14.78	358
2001	17.637	16.107	-8.67	150
2000	17.485	17.637	0.87	6
Bond & Mortgage Securities
2009	15.070	17.888	18.70	1,892
2008	18.511	15.070	-18.59	2,506
2007	18.237	18.511	1.50	3,297
2006	17.751	18.237	2.74	3,432
2005	17.641	17.751	0.62	3,442
2004	17.119	17.641	3.05	3,129
2003	16.674	17.119	2.67	2,590
2002	15.545	16.674	7.26	1,758
2001	14.647	15.545	6.13	805
2000	14.225	14.647	2.97	12
Diversified International
2009	15.697	19.858	26.51	1,319
2008	29.734	15.697	-47.21	1,743
2007	26.094	29.734	13.95	1,979
2006	20.771	26.094	25.63	2,114
2005	17.091	20.771	21.53	2,114
2004	14.385	17.091	18.81	1,902
2003	11.074	14.385	29.90	1,244
2002	13.440	11.074	-17.60	769
2001	18.082	13.440	-25.67	412
2000	17.028	18.082	6.19	22
Equity Income I
2009	6.690	7.881	17.81	697
2008	10.317	6.690	-35.16	1,064
2007(6)	10.000	10.317	3.17	1,401

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Government & High Quality Bond
2009	17.649	18.243	3.37	1,773
2008	18.278	17.649	-3.44	2,648
2007	17.751	18.278	2.97	3,106
2006	17.349	17.751	2.32	3,415
2005	17.323	17.349	0.15	3,699
2004	17.041	17.323	1.65	3,879
2003	17.046	17.041	-0.03	4,230
2002	15.960	17.046	6.80	3,410
2001	15.109	15.960	5.63	1,094
2000	14.739	15.109	2.51	23
International Emerging Markets
2009	17.672	29.424	66.50	606
2008	39.883	17.672	-55.69	759
2007	28.591	39.883	39.49	937
2006	21.055	28.591	35.79	955
2005	15.970	21.055	31.84	896
2004	13.027	15.970	22.59	704
2003	8.441	13.027	54.33	436
2002	9.309	8.441	-9.32	261
2001	9.904	9.309	-6.01	112
2000(5)	10.000	9.904	-0.96	10
International SmallCap
2009	15.551	20.587	32.38	530
2008	31.869	15.551	-51.20	715
2007	29.725	31.869	7.21	855
2006	23.223	29.725	28.00	921
2005	18.321	23.223	26.76	958
2004	14.335	18.321	27.81	869
2003	9.473	14.335	51.32	635
2002	11.515	9.473	-17.73	450
2001	15.011	11.515	-23.29	265
2000	14.559	15.011	3.10	25
LargeCap Blend II
2009	8.151	10.376	27.30	1,970
2008	13.057	8.151	-37.57	2,403
2007	12.654	13.057	3.18	2,937
2006	11.129	12.654	13.70	3,141
2005	10.824	11.129	2.82	3,022
2004	9.991	10.824	8.34	2,557
2003	8.224	9.991	21.49	1,544
2002(2)	10.000	8.224	-17.76	366

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Growth
2009	12.008	14.972	24.68	213
2008	21.523	12.008	-44.21	336
2007	17.798	21.523	20.93	410
2006	16.493	17.798	7.91	452
2005	14.988	16.494	10.05	437
2004	13.959	14.988	7.37	436
2003	11.244	13.959	24.15	410
2002	16.149	11.244	-30.37	358
2001	22.086	16.149	-26.88	271
2000	23.356	22.086	-5.44	16
LargeCap Growth I
2009	17.986	26.962	49.91	539
2008	30.849	17.986	-41.70	760
2007	28.962	30.849	6.52	909
2006	27.776	28.962	4.27	791
2005	26.306	27.776	5.59	801
2004	24.511	26.306	7.32	757
2003	19.824	24.511	23.64	611
2002	27.939	19.824	-29.05	463
2001	33.431	27.939	-16.43	284
2000	35.430	33.431	-5.64	14
LargeCap S&P 500 Index
2009	6.496	8.055	24.00	1,878
2008	10.520	6.496	-38.25	2,462
2007	10.193	10.520	3.21	3,092
2006	8.984	10.193	13.46	3,200
2005	8.760	8.984	2.56	3,511
2004	8.084	8.760	8.36	3,469
2003	6.417	8.084	25.98	2,745
2002	8.428	6.417	-23.86	1,531
2001	9.769	8.428	-13.73	710
2000	9.939	9.769	-1.71	16
LargeCap Value
2009	17.679	20.183	14.16	466
2008	27.779	17.679	-36.36	636
2007	28.328	27.779	-1.94	822
2006	24.056	28.328	17.76	884
2005	22.942	24.056	4.86	906
2004	20.800	22.942	10.30	893
2003	16.883	20.800	23.20	752
2002	19.921	16.883	-15.25	547
2001	22.072	19.921	-9.75	259
2000	20.967	22.072	5.27	10

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
LargeCap Value III
2009	7.854	9.237	17.61	1,444
2008	13.513	7.854	-41.88	1,756
2007	14.297	13.513	-5.48	2,116
2006	11.982	14.297	19.32	2,205
2005	11.575	11.982	3.52	2,132
2004	10.427	11.575	11.01	1,831
2003	8.295	10.427	25.70	1,063
2002	10.000	8.295	-17.05	299
MidCap Blend
2009	25.811	33.894	31.32	749
2008	39.797	25.811	-35.14	1,063
2007	37.044	39.797	7.43	1,322
2006	33.034	37.044	12.14	1,414
2005	30.812	33.034	7.21	1,477
2004	26.655	30.812	15.60	1,377
2003	20.445	26.655	30.37	1,064
2002	22.824	20.445	-10.42	697
2001	24.148	22.824	-5.48	335
2000	22.631	24.148	6.70	8
MidCap Growth I
2009	7.579	10.055	32.67	729
2008	13.118	7.579	-42.22	915
2007	12.063	13.118	8.75	1,143
2006	11.207	12.063	7.64	1,291
2005	10.038	11.207	11.65	1,296
2004	9.145	10.038	9.76	1,295
2003	6.627	9.145	38.00	1,101
2002	9.156	6.627	-27.62	406
2001	11.228	9.156	-18.45	195
2000	10.932	11.228	2.71	10
MidCap Value II
2009	8.779	11.560	31.68	977
2008	15.949	8.779	-44.96	1,223
2007	16.419	15.949	-2.86	1,480
2006	14.764	16.419	11.21	1,558
2005	13.604	14.764	8.53	1,554
2004	11.297	13.604	20.42	1,322
2003	8.431	11.297	33.99	868
2002	9.539	8.431	-11.62	433
2001	10.000	9.539	-4.61	99

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Money Market
2009	13.779	13.557	-1.61	1,555
2008	13.684	13.779	0.69	3,120
2007	13.291	13.684	2.96	1,955
2006	12.940	13.291	2.71	1,261
2005	12.838	12.940	0.79	1,358
2004	12.960	12.838	-0.94	1,531
2003	13.106	12.960	-1.11	1,683
2002	13.164	13.106	-0.44	2,833
2001	12.905	13.164	2.01	2,457
2000	12.851	12.905	0.42	534
Mortgage Securities
2009	10.088	10.544	4.52	86
2008(7)	10.000	10.088	0.88	--
Principal LifeTime 2010
2009	8.582	10.538	22.79	18
2008	12.664	8.582	-32.23	27
2007(8)	12.703	12.664	-0.31	6
Principal LifeTime 2020
2009	8.667	10.847	25.15	69
2008	13.421	8.667	-35.42	34
2007(8)	13.422	13.421	-0.01	8
Principal LifeTime 2030
2009	8.429	10.610	25.87	8
2008	13.517	8.429	-37.64	5
2007(8)	13.500	13.517	0.13	1
Principal LifeTime 2040
2009	8.393	10.674	27.18	2
2008	13.838	8.393	-39.35	3
2007(8)	13.811	13.838	0.20	0
Principal LifeTime 2050
2009	8.324	10.627	27.67	9
2008	13.924	8.324	-40.22	0
2007(8)	13.888	13.924	0.26	0
Principal Strategic Income
2009	8.937	10.436	16.77	42
2008	11.971	8.937	-25.34	9
2007(8)	12.029	11.971	-0.48	0
Real Estate Securities
2009	18.675	23.634	26.55	752
2008	28.337	18.675	-34.10	940
2007	35.074	28.337	-19.21	1,162
2006	26.153	35.074	34.11	1,474
2005	22.994	26.153	13.74	1,489
2004	17.413	22.994	32.05	1,395
2003	12.769	17.413	36.37	1,001
2002	12.075	12.769	5.75	612
2001	11.312	12.075	6.75	158
2000	10.520	11.312	7.53	10

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
Short-Term Bond
2009	8.868	9.595	8.20	740
2008	10.229	8.868	-31.31	914
2007	10.110	10.229	1.18	1,384
2006	9.861	10.110	2.53	1,383
2005	9.866	9.861	-0.05	1,612
2004	9.922	9.866	-0.56	1,613
2003(9)	10.000	9.922	-0.78	558
Short-Term Income
2009	9.980	10.771	7.93	165
2008(7)	10.000	9.980	-0.20	--
SmallCap Blend
2009	8.006	9.602	19.94	701
2008	12.891	8.006	-37.89	980
2007	12.920	12.891	-0.22	1,181
2006	11.677	12.920	10.64	1,288
2005	11.113	11.677	5.08	1,361
2004	9.448	11.113	17.62	1,249
2003	7.034	9.448	34.32	947
2002	9.860	7.034	-28.66	505
2001	9.795	9.860	0.66	218
2000	9.961	9.795	-1.67	8
SmallCap Growth II
2009	6.174	7.985	29.33	511
2008	10.688	6.174	-42.23	689
2007	10.371	10.688	3.06	787
2006	9.694	10.371	6.98	825
2005	9.257	9.694	4.72	851
2004	8.477	9.257	9.20	849
2003	5.929	8.477	42.98	741
2002	11.154	5.929	-46.84	517
2001	16.715	11.154	-33.27	291
2000	16.727	16.715	-0.07	22
SmallCap Value I
2009	14.892	16.988	14.07	595
2008	22.252	14.892	-33.08	771
2007	25.054	22.252	-11.18	950
2006	21.511	25.054	16.47	1,040
2005	20.629	21.511	4.28	1,086
2004	17.073	20.629	20.83	1,004
2003	11.548	17.073	47.84	776
2002	12.908	11.548	-10.54	571
2001	12.377	12.908	4.29	229
2000	11.303	12.377	9.50	3
SAM Balanced Portfolio
2009	7.443	9.049	21.58	1,067
2008	10.280	7.443	-27.60	927
2007(8)	10.189	10.280	0.89	26

				Number of
				Accumulation
				Units
	Accumulation Unit Value			Outstanding
			Percentage
	Beginning	End of	Change	End of Period
Division	of Period	Period	from Prior Period	(in thousands)
SAM Conservative Balanced Portfolio
2009	8.124	9.662	18.93	351
2008	10.252	8.124	-20.76	370
2007(8)	10.174	10.252	0.77	33
SAM Conservative Growth Portfolio
2009	6.745	8.323	31.96	451
2008	10.281	6.745	-34.39	390
2007(8)	10.185	10.281	0.94	24
SAM Flexible Income Portfolio
2009	8.619	10.149	17.75	738
2008	10.189	8.619	-15.41	764
2007(8)	10.112	10.189	0.76	20
SAM Strategic Growth Portfolio
2009	6.307	7.891	25.11	242
2008	10.275	6.307	-38.62	129
2007(8)	10.179	10.275	0.94	6

(1) Commenced operations on May 19, 2001.
(2) Commenced operations on May 18, 2002.
(3) Commenced operations on April 28, 2006.
(4) Commenced operations on May 1, 2007.
(5) Commenced operations on November 24, 2000.
(6) Commenced operations on January 5, 2007.
(7) Commenced operations on November 24, 2008
(8) Commenced operations on November 19, 2007.
(9) Commenced operations on May 17, 2003.

PART B
PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
FLEXIBLE VARIABLE ANNUITY (“FVA”) CONTRACT
Statement of Additional Information
dated May 1, 2010

This Statement of Additional Information provides information about Principal Life Insurance Company Separate
Account B Flexible Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s
Prospectus, dated May 1, 2010.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Flexible Variable Annuity
Principal Financial Group
P.O. Box 9382
Des Moines Iowa 50306-9382
Telephone: 1-800-852-4450

Page
General Information and History	3
Independent Registered Public Accounting Firm	3
Principal Underwriter	3
Calculation of Performance Data	3
Taxation Under Certain Retirement Plans	9
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	13
Financial Statements	14
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm	153
Consolidated Financial Statements	154

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Flexible Variable Annuity (the
“Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of
Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance
Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance
Company.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal
Financial Group, 680 8th Street, Des Moines, Iowa 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The
Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do so.
Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is non-continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

2009	2008	2007
received/retained	received/retained	received/retained
$4,196,732/$0	$5,790,780/$0	$6,434,587/$0

CALCULATION OF PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions.

The Contract was not offered prior to June 16, 1994. Certain of the underlying funds were offered prior to the date the
Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.

In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the
Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for these
Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The
“yield” of the division refers to the income generated by an investment under the Contract in the division over a seven-
day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2009
For Contracts:	7-day annualized yield	7-day effective yield
without a surrender charge or a Purchase Payment Credit Rider	-1.32%	-1.31%
with a surrender charge but without a Purchase Payment Credit Rider	-7.32	-7.31
without a surrender charge but with a Purchase Payment Credit Rider	-1.92	-1.91

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value.
In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to
0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2009 assuming the
Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest:

	For Contracts without Purchase Payment Credit Rider and with Surrender Charge

	Effective	One	Five	Ten	Since
Division	Date	Year	Years	Years	Inception
AIM V.I. Capital Appreciation	May 5, 1993	13.50	-4.00	-5.58	4.22
AIM V.I. Core Equity	May 2, 1994	20.63	1.66	-2.38	6.15
AIM V.I. Dynamics	August 25, 1997	34.60	-0.62	-4.09	1.71
AIM V.I. Global Health Care	May 22, 1997	20.02	1.11	1.90	5.37
AIM V.I. Small Cap Equity	August 29, 2003	13.71	0.25		3.93
AIM V.I. Technology	May 21, 1997	49.37	-0.72	-11.11	0.97
American Century VP Income & Growth	October 31, 1997	10.56%	-3.06%	-2.21%	1.86%
American Century VP Ultra	May 1, 2001	26.74	-3.17		-1.80
American Century VP Value	May 1, 1996	12.16	-1.32	4.47	5.85
Asset Allocation	June 1, 1994	11.26	1.66	1.59	5.52
Balanced	December 18, 1987	13.58	-0.95	-0.27	5.41
Bond & Mortgage Securities	December 18, 1987	13.34	0.24	3.20	5.28
Diversified International	May 2, 1994	21.20	3.10	0.41	4.80
Equity Income	April 28, 1998	12.44	-0.36	5.00	4.55
Fidelity VIP Contrafund®	January 31, 1995	27.91	1.70	1.38	9.21
Fidelity VIP Equity-Income	November 3, 1986	22.20	-2.92	0.33	6.85
Fidelity VIP Growth	October 31, 1986	20.48	-2.61	-5.10	7.10
Government & High Quality Bond	April 9, 1987	-2.09	1.03	3.39	5.20
International Emerging Markets	October 24, 2000	61.43	13.28		12.39
International SmallCap	May 1,1998	27.11	2.39	2.32	6.75
Janus Aspen Enterprise	September 13, 1993	36.58	2.73	-6.25	7.18
LargeCap Blend II	May 1, 2002	21.99	-0.91		1.23
LargeCap Growth	May 2, 1994	19.37	-0.06	-4.53	2.93
LargeCap Growth I	June 1, 1994	44.74	0.46	-3.02	6.92
LargeCap S&P 500 Index	May 3, 1999	18.67	-1.76	-2.57	-1.71
LargeCap Value	May 13, 1970	8.78	-2.66	-0.32	8.82
LargeCap Value III	May 1, 2002	12.24	-4.61		-0.22
MidCap Blend	December 18, 1987	26.03	1.94	5.26	10.50
MidCap Growth I	May 1, 1998	27.40	-0.01	0.03	0.41
MidCap Value II	May 3, 1999	26.39	-3.35	4.66	5.24
Money Market	March 18, 1983	-7.09	1.08	1.45	3.55
Mortgage Securities	May 6, 1993	-0.92	3.00	4.28	4.11
Principal LifeTime 2010	August 30, 2004	17.45	-0.67		1.18
Principal LifeTime 2020	August 30, 2004	19.84	-0.32		1.74
Principal LifeTime 2030	August 30, 2004	20.55	-0.77		1.31
Principal LifeTime 2040	August 30, 2004	21.87	-0.86		1.43
Principal LifeTime 2050	August 30, 2004	22.36	-0.95		1.35
Principal LifeTime Strategic Income	August 30, 2004	11.40	-0.56		0.99
Real Estate Securities	May 1, 1998	21.25	0.53	11.02	8.11
SAM Balanced Portfolio	June 3, 1997	16.23	1.20	2.40	5.35
SAM Conservative Balanced Portfolio	April 23, 1998	13.57	1.78	3.43	3.26
SAM Conservative Growth Portfolio	June 3, 1997	18.07	0.08	1.02	5.15
SAM Flexible Income Portfolio	September 9, 1997	12.39	2.04	3.82	4.67
SAM Strategic Growth Portfolio	June 3, 1997	19.80	-0.66	0.05	5.45
Short-Term Bond	May 1, 2003	2.78	-0.62		-0.03
Short-Term Income	January 12, 1994	2.50	2.09	3.63	3.35
SmallCap Blend	May 1, 1998	14.59	-3.02	-1.09	0.01
SmallCap Growth II	May 1, 1998	24.03	-3.06	-8.24	-1.49
SmallCap Value I	May 1, 1998	8.69	-3.98	5.85	5.08

	For Contracts without Purchase Payment Credit Rider and without Surrender Charge

	Effective		Five	Ten	Since
Division	Date	One Year	Years	Years	Inception
AIM V.I. Capital Appreciation	May 5, 1993	19.50	-3.30	-5.58	4.22
AIM V.I. Core Equity	May 2, 1994	26.63	2.22	-2.38	6.15
AIM V.I. Dynamics	August 25, 1997	40.60	-0.01	-4.09	1.71
AIM V.I. Global Health Care	May 22, 1997	26.02	1.68	1.90	5.37
AIM V.I. Small Cap Equity	August 29, 2003	19.71	0.84		3.93
AIM V.I. Technology	May 21, 1997	55.37	-0.11	-11.11	0.97
American Century VP Income & Growth	October 31, 1997	16.56%	-2.39%	-2.21%	1.86%
American Century VP Ultra	May 1, 2001	32.74	-2.49		-1.80
American Century VP Value	May 1, 1996	18.16	-0.70	4.47	5.85
Asset Allocation	June 1, 1994	17.26	2.22	1.59	5.52
Balanced	December 18, 1987	19.58	-0.34	-0.27	5.41
Bond & Mortgage Securities	December 18, 1987	19.34	0.83	3.20	5.28
Diversified International	May 2, 1994	27.20	3.62	0.41	4.80
Equity Income	April 28, 1998	18.44	0.24	5.00	4.55
Fidelity VIP Contrafund®	January 31, 1995	33.91	2.25	1.38	9.21
Fidelity VIP Equity-Income	November 3, 1986	28.20	-2.26	0.33	6.85
Fidelity VIP Growth	October 31, 1986	26.48	-1.95	-5.10	7.10
Government & High Quality Bond	April 9, 1987	3.91	1.59	3.39	5.20
International Emerging Markets	October 24, 2000	67.43	13.64		12.39
International SmallCap	May 1,1998	33.11	2.93	2.32	6.75
Janus Aspen Enterprise	September 13, 1993	42.58	3.27	-6.25	7.18
LargeCap Blend II	May 1, 2002	27.99	-0.30		1.23
LargeCap Growth	May 2, 1994	25.37	0.53	-4.53	2.93
LargeCap Growth I	June 1, 1994	50.74	1.04	-3.02	6.92
LargeCap S&P 500 Index	May 3, 1999	24.67	-1.13	-2.57	-1.71
LargeCap Value	May 13, 1970	14.78	-2.00	-0.32	8.82
LargeCap Value III	May 1, 2002	18.24	-3.89		-0.22
MidCap Blend	December 18, 1987	32.03	2.49	5.26	10.50
MidCap Growth I	May 1, 1998	33.40	0.58	0.03	0.41
MidCap Value II	May 3, 1999	32.39	-2.68	4.66	5.24
Money Market	March 18, 1983	-1.09	1.65	1.45	2.93
Mortgage Securities	May 6, 1993	5.08	3.52	4.28	4.11
Principal LifeTime 2010	August 30, 2004	23.45	-0.06		1.54
Principal LifeTime 2020	August 30, 2004	25.84	0.28		2.09
Principal LifeTime 2030	August 30, 2004	26.55	-0.16		1.67
Principal LifeTime 2040	August 30, 2004	27.87	-0.25		1.78
Principal LifeTime 2050	August 30, 2004	28.36	-0.33		1.70
Principal LifeTime Strategic Income	August 30, 2004	17.40	0.05		1.35
Real Estate Securities	May 1, 1998	27.25	1.11	11.02	8.11
SAM Balanced Portfolio	June 3, 1997	22.23	1.77	2.40	5.35
SAM Conservative Balanced Portfolio	April 23, 1998	19.57	2.34	3.43	3.26
SAM Conservative Growth Portfolio	June 3, 1997	24.07	0.67	1.02	5.15
SAM Flexible Income Portfolio	September 9, 1997	18.39	2.58	3.82	4.67
SAM Strategic Growth Portfolio	June 3, 1997	25.80	-0.05	0.05	5.45
Short-Term Bond	May 1, 2003	8.78	-0.01		-0.03
Short-Term Income	January 12, 1994	8.50	2.63	3.63	3.35
SmallCap Blend	May 1, 1998	20.59	-2.35	-1.09	0.01
SmallCap Growth II	May 1, 1998	30.03	-2.39	-8.24	-1.49
SmallCap Value I	May 1, 1998	14.69	-3.29	5.85	5.08

	For Contracts with Purchase Payment Credit Rider and with Surrender Charge

	Effective	One	Five	Ten	Since
Division	Date	Year	Years	Years	Inception
AIM V.I. Capital Appreciation	May 5, 1993	10.79%	-5.33%	-6.15%	3.60%
AIM V.I. Core Equity	May 2, 1994	17.87	0.45	-2.96	5.51
AIM V.I. Dynamics	August 25, 1997	31.76	-1.87	-4.66	1.10
AIM V.I. Global Health Care	May 22, 1997	18.26	-0.10	1.28	4.73
AIM V.I. Small Cap Equity	August 29, 2003	18.99	0.23		3.31
AIM V.I. Technology	May 21, 1997	46.44	-1.97	-11.64	0.36
American Century VP Income & Growth	October 31, 1997	7.86%	-4.37%	-2.80%	1.24%
American Century VP Ultra	May 1, 2001	23.94	-4.48		-2.39
American Century VP Value	May 1, 1996	9.46	-2.59	3.84	5.22
Asset Allocation	June 1, 1994	8.56	0.45	0.98	4.88
Balanced	December 18, 1987	10.87	-2.21	-0.87	4.77
Bond & Mortgage Securities	December 18, 1987	10.63	-1.00	2.58	4.65
Diversified International	May 2, 1994	18.44	1.91	-0.19	4.17
Equity Income	April 28, 1998	9.73	-1.61	4.37	3.92
Fidelity VIP Contrafund®	January 31, 1995	25.11	0.49	0.77	8.56
Fidelity VIP Equity-Income	November 3, 1986	19.43	-4.23	-0.27	6.21
Fidelity VIP Growth	October 31, 1986	17.73	-3.90	-5.67	6.46
Government & High Quality Bond	April 9, 1987	-4.71	-0.20	2.77	4.57
International Emerging Markets	October 24, 2000	58.42	12.21		11.72
International SmallCap	May 1,1998	24.31	1.20	1.70	6.11
Janus Aspen Enterprise	September 13, 1993	33.72	1.54	-6.81	6.54
LargeCap Blend II	May 1, 2002	19.23	-2.17		0.24
LargeCap Growth	May 2, 1994	16.62	-1.31	-5.10	2.32
LargeCap Growth I	June 1, 1994	41.84	-0.77	-3.61	6.28
LargeCap S&P 500 Index	May 3, 1999	15.93	-3.04	-3.16	-2.30
LargeCap Value	May 13, 1970	6.10	-3.95	-0.92	8.17
LargeCap Value III	May 1, 2002	9.53	-5.96		-1.24
MidCap Blend	December 18, 1987	23.24	0.73	4.62	9.84
MidCap Growth I	May 1, 1998	24.60	-1.25	-0.57	-0.19
MidCap Value II	May 3, 1999	23.60	-4.67	4.03	4.61
Money Market	March 18, 1983	-9.68	-0.14	0.84	2.93
Mortgage Securities	May 6, 1993	-3.55	1.81	3.66	3.48
Principal LifeTime 2010	August 30, 2004	14.71	-1.92		0.01
Principal LifeTime 2020	August 30, 2004	17.08	-1.57		0.58
Principal LifeTime 2030	August 30, 2004	17.80	-2.03		0.14
Principal LifeTime 2040	August 30, 2004	19.10	-2.12		0.26
Principal LifeTime 2050	August 30, 2004	19.59	-2.21		0.18
Principal LifeTime Strategic Income	August 30, 2004	8.70	-1.81		-0.18
Real Estate Securities	May 1, 1998	18.48	-0.70	10.35	7.46
SAM Balanced Portfolio	June 3, 1997	13.49	-0.02	1.79	4.72
SAM Conservative Balanced Portfolio	April 23, 1998	10.86	0.58	2.81	2.64
SAM Conservative Growth Portfolio	June 3, 1997	15.33	-1.16	0.41	4.52
SAM Flexible Income Portfolio	September 9, 1997	9.68	0.83	3.20	4.04
SAM Strategic Growth Portfolio	June 3, 1997	17.05	-1.92	-0.55	4.82
Short-Term Bond	May 1, 2003	0.13	-1.87		-1.27
Short-Term Income	January 12, 1994	-0.15	0.89	3.00	2.73
SmallCap Blend	May 1, 1998	11.87	-4.33	-1.69	-0.59
SmallCap Growth II	May 1, 1998	21.25	-4.36	-8.80	-2.08
SmallCap Value I	May 1, 1998	6.00	-5.31	5.22	4.45

	For Contracts with the Purchase Payment Credit Rider without Surrender Charge

	Effective		Five	Ten	Since
Division	Date	One Year	Years	Years	Inception
AIM V.I. Capital Appreciation	May 5, 1993	18.79	-3.88	-6.15	3.60
AIM V.I. Core Equity	May 2, 1994	25.87	1.60	-2.96	5.51
AIM V.I. Dynamics	August 25, 1997	39.76	-0.61	-4.66	1.10
AIM V.I. Global Health Care	May 22, 1997	25.26	1.07	1.28	4.73
AIM V.I. Small Cap Equity	August 29, 2003	18.99	0.23		3.31
AIM V.I. Technology	May 21, 1997	54.44	-0.71	-11.64	0.36
American Century VP Income & Growth	October 31, 1997	15.86	-2.98	-2.80	1.24
American Century VP Ultra	May 1, 2001	31.94	-3.08		-2.39
American Century VP Value	May 1, 1996	17.46	-1.29	3.84	5.22
Asset Allocation	June 1, 1994	16.56	1.60	0.98	4.88
Balanced	December 18, 1987	18.87	-0.93	-0.87	4.77
Bond & Mortgage Securities	December 18, 1987	18.63	0.22	2.58	4.65
Diversified International	May 2, 1994	26.44	3.00	-0.19	4.17
Equity Income	April 28, 1998	17.73	-0.36	4.37	3.92
Fidelity VIP Contrafund®	January 31, 1995	33.11	1.64	0.77	8.56
Fidelity VIP Equity-Income	November 3, 1986	27.43	-2.84	-0.27	6.21
Fidelity VIP Growth	October 31, 1986	25.73	-2.54	-5.67	6.46
Government & High Quality Bond	April 9, 1987	3.29	0.99	2.77	4.57
International Emerging Markets	October 24, 2000	66.42	12.96		11.72
International SmallCap	May 1, 1998	32.31	2.31	1.70	6.11
Janus Aspen Mid Cap Growth	September 13, 1993	41.72	2.65	-6.81	6.54
LargeCap Blend II	May 1, 2002	27.23	-0.90		0.62
LargeCap Growth	May 2, 1994	24.62	-0.07	-5.10	2.32
LargeCap Growth I	June 1, 1994	49.84	0.44	-3.61	6.28
LargeCap S&P 500 Index	May 3, 1999	23.93	-1.72	-3.16	-2.30
LargeCap Value	May 13, 1970	14.10	-2.58	-0.92	8.17
LargeCap Value III	May 1, 2002	17.53	-4.47		-0.82
MidCap Blend	December 18, 1987	31.24	1.87	4.62	9.84
MidCap Growth I	May 1, 1998	32.60	-0.02	-0.57	-0.19
MidCap Value II	May 3, 1999	31.60	-3.26	4.03	4.61
Money Market	March 18, 1983	-1.68	1.04	0.84
Mortgage Securities	May 6, 1993	4.45	2.90	3.66	3.48
Principal LifeTime 2010	August 30, 2004	22.71	-0.66		0.93
Principal LifeTime 2020	August 30, 2004	25.08	-0.32		1.48
Principal LifeTime 2030	August 30, 2004	25.80	-0.76		1.06
Principal LifeTime 2040	August 30, 2004	27.10	-0.85		1.17
Principal LifeTime 2050	August 30, 2004	27.59	-0.93		1.09
Principal LifeTime Strategic Income	August 30, 2004	16.70	-0.55		0.74
Real Estate Securities	May 1, 1998	26.48	0.50	10.35	7.46
SAM Balanced Portfolio	June 3, 1997	21.49	1.16	1.79	4.72
SAM Conservative Balanced Portfolio	April 23, 1998	18.86	1.72	2.81	2.64
SAM Conservative Growth Portfolio	June 3, 1997	23.33	0.06	0.41	4.52
SAM Flexible Income Portfolio	September 9, 1997	17.68	1.97	3.20	4.04
SAM Strategic Growth Portfolio	June 3, 1997	25.05	-0.65	-0.55	4.82
Short-Term Bond	May 1, 2003	8.13	-0.61		-0.63
Short-Term Income	January 12, 1994	7.85	2.02	3.00	2.73
SmallCap Blend	May 1, 1998	19.87	-2.94	-1.69	-0.59
SmallCap Growth II	May 1, 1998	29.25	-2.97	-8.80	-2.08
SmallCap Value I	May 1, 1998	14.00	-3.87	5.22	4.45

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement — annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is
$1,000 in 2009 and 2010.

Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses’
contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation.
No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

	IRA - Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2009	$5,000	$10,000
2010	$5,000	$10,000

Starting in 2009, limits are indexed to inflation.

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.

For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $166,000 and $176,000 in
2009.

	Deductibility of Traditional IRA Contributions for Active Participants
Married Individuals (Filing Jointly)				Single Individual
	Limited	No		Limited	No
Year	Deduction	Deduction	Year	Deduction	Deduction
2009	$89,000	$ 109,000	2009	$55,000	$65,000
2010	$89,000	$ 109,000	2010	$56,000	$66,000

An individual may make non-deductible IRA contributions to the extent of the excess of:

1) The lesser of maximum annual contribution or 100% of compensation, over

2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner’s death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner’s designated Beneficiary;
distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50%
may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plan, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION
PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 100% of compensation or $49,000 in 2010.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.

These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

	Salary Reduction Simplified Employee Pension Plan (SAR-SEP)
Year	Elective Deferral	Catch-up Contribution
2009	$16,500	$5,500
2010	$16,500	$5,500

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE
IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE
IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $11,500 limit in
2010) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $11,500 to a SIMPLE IRA of (i.e., $16,500 for 2010) one
employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $5,000 in
2010 ($16,500 – $11,500) to the 401(k) plan.

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

	Savings Incentive Match Plan for Employees (SIMPLE IRA)
			401(k) Elective
Year	Elective Deferral	Catch-up Contribution	Deferral
2009	$11,500	$2,500	$16,500
2010	$11,500	$2,500	$16,500

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for
IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for
IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is
$1,000 for 2009 and 2010.

	ROTH IRA - Maximum Annual Contribution
Year	Individual ROTH IRA	Catch-up Contribution
2009	$5,000	$1,000
2010	$5,000	$1,000

Starting in 2011, individual Roth IRA limits are indexed for cost-of-living.

The maximum contribution is phased out for single taxpayers with adjusted gross income between $105,000 and
$120,000 and for joint filers with adjusted gross income between $167,000 and $177,000 (see chart below).

For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Modified Adjusted Gross Income Limits - 2010
Single	Married Filing Joint	ROTH IRA Contribution
$105,000 or less	$167,000 or less	Full Contribution
$105,000 – $120,000	$167,000 – $177,000	Partial Contribution*
$120,000 & over	$177,000 & over	No Contribution

* Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified
Adjusted Gross Income is less than $10,000.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 59 ½, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Principal Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the divisions of
Principal Life Insurance Company Separate Account B (“Separate Account”) comprised of the divisions described in Note 1, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of the Separate
Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting
Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the
Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the fund companies or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions of Principal Life Insurance Company
Separate Account B at December 31, 2009, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa
April 27, 2010

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities
December 31, 2009

AIM V.I.
	AIM V.I.	Capital
	Basic Value	Appreciation
	Series I	Series I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 3,530,464	$ 6,191,048
Liabilities	–	–
Net assets	$ 3,530,464	$ 6,191,048

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	5,663,918
The Principal Variable Annuity with Purchase Payment Credit Rider	–	527,130
Principal Investment Plus Variable Annuity	2,837,159	–
Principal Investment Plus Variable Annuity With Purchase Rider	693,305	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 3,530,464	$ 6,191,048

Investments in shares of mutual funds, at cost	$ 3,509,034	$ 7,872,827
Shares of mutual fund owned	590,379	304,528
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	763,489
The Principal Variable Annuity With Purchase Payment Credit Rider	–	72,645
Principal Investment Plus Variable Annuity	309,834	–
Principal Investment Plus Variable Annuity With Purchase Rider	78,193	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	7.42
The Principal Variable Annuity With Purchase Payment Credit Rider	–	7.26
Principal Investment Plus Variable Annuity	9.16	–
Principal Investment Plus Variable Annuity With Purchase Rider	8.87	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

		AIM V.I.	AIM V.I.	AIM V.I.
AIM V.I.	AIM V.I.	Global	International	Small Cap	AIM V.I.
Core Equity	Dynamics	Health Care	Growth	Equity	Technology
Series I	Series I	Series I	Series I	Series I	Series I
Division	Division	Division	Division	Division	Division

$ 31,520,243	$ 2,467,745	$ 8,655,471	$ 3,242,642	$ 5,661,780	$ 5,387,926
–	–	–	–	–	–
$ 31,520,243	$ 2,467,745	$ 8,655,471	$ 3,242,642	$ 5,661,780	$ 5,387,926

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
26,114,159	1,260,942	5,719,270	–	1,982,454	3,448,551
5,406,084	1,206,803	2,936,201	–	851,399	1,939,375
–	–	–	2,909,376	2,250,473	–
–	–	–	333,266	577,454	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 31,520,243	$ 2,467,745	$ 8,655,471	$ 3,242,642	$ 5,661,780	$ 5,387,926

$ 32,207,379	$ 2,583,325	$ 8,656,921	$ 2,954,766	$ 6,143,876	$ 4,489,920
1,264,857	173,418	545,398	124,669	440,263	408,486

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
2,721,381	153,787	530,778	–	165,277	628,217
595,030	155,010	286,976	–	73,305	372,080
–	–	–	358,515	187,632	–
–	–	–	41,471	49,721	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
9.60	8.20	10.77	–	11.99	5.49
9.09	7.79	10.23	–	11.61	5.21
–	–	–	8.12	11.99	–
–	–	–	8.04	11.61	–

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

	Alliance	American
	Bernstein	Century VP
	Small Cap	Income &
	Growth	Growth
	Class A	Class I
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 1,901,891	$ 17,506,349
Liabilities	–	–
Net assets	$ 1,901,891	$ 17,506,349

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	3,165,956
Principal Freedom 2 Variable Annuity	–	72,260
The Principal Variable Annuity	–	9,525,874
The Principal Variable Annuity With Purchase Payment Credit Rider	–	4,742,259
Principal Investment Plus Variable Annuity	1,427,668	–
Principal Investment Plus Variable Annuity With Purchase Rider	474,223	–
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 1,901,891	$ 17,506,349

Investments in shares of mutual funds, at cost	$ 1,942,897	$ 20,450,795
Shares of mutual fund owned	159,154	3,253,968
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	339,829
Principal Freedom 2 Variable Annuity	–	8,559
The Principal Variable Annuity	–	1,053,671
The Principal Variable Annuity With Purchase Payment Credit Rider	–	552,426
Principal Investment Plus Variable Annuity	122,147	–
Principal Investment Plus Variable Annuity With Purchase Rider	41,902	–
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	9.32
Principal Freedom 2 Variable Annuity	–	8.44
The Principal Variable Annuity	–	9.04
The Principal Variable Annuity With Purchase Payment Credit Rider	–	8.58
Principal Investment Plus Variable Annuity	11.69	–
Principal Investment Plus Variable Annuity With Purchase Rider	11.32	–
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

American
Century VP
Inflation	American	American	American	American
Protection	Century VP	Century VP	Century VP	Century VP	Asset
Class II	Ultra Class I	Ultra Class II	Value Class II	Vista Class I	Allocation
Division	Division	Division	Division	Division	Division

$ 81,192,485	$ 5,125,570	$ 56,071,136	$ 25,911,803	$ 2,219,126	$ 52,864,573
–	–	–	–	–	–
$ 81,192,485	$ 5,125,570	$ 56,071,136	$ 25,911,803	$ 2,219,126	$ 52,864,573

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	185,653
–	–	–	–	–	–
–	–	–	–	–	–
–	3,376,077	–	17,743,980	–	35,742,380
–	1,749,493	–	8,167,823	–	4,532,935
62,739,673	–	42,158,247	–	1,400,189	8,905,835
18,452,812	–	13,912,889	–	818,937	3,497,770

–	–	–	–	–	–
–	–	–	–	–	–
$ 81,192,485	$ 5,125,570	$ 56,071,136	$ 25,911,803	$ 2,219,126	$ 52,864,573

$ 77,916,115	$ 5,547,234	$ 63,938,726	$ 35,119,795	$ 2,857,446	$ 55,301,013
7,566,867	631,228	6,974,022	4,898,261	168,243	4,565,162

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	140,946
–	–	–	–	–	–
–	–	–	–	–	–
–	406,958	–	1,519,518	–	1,540,209
–	222,095	–	732,230	–	206,305
5,350,399	–	4,281,411	–	122,993	383,762
1,625,132	–	1,459,189	–	74,291	159,189

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	1.32
–	–	–	–	–	–
–	–	–	–	–	–
–	8.30	–	11.68	–	23.21
–	7.88	–	11.15	–	21.97
11.73	–	9.85	–	11.38	23.21
11.36	–	9.53	–	11.02	21.97

–	–	–	–	–	-
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

		Bond &
		Mortgage
	Balanced	Securities
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 44,052,089	$ 251,405,465
Liabilities	–	–
Net assets	$ 44,052,089	$ 251,405,465

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	658,482	309,892
Premier Variable	2,242,292	3,362,435
Principal Freedom Variable Annuity	–	7,645,771
Principal Freedom 2 Variable Annuity	–	407,788
The Principal Variable Annuity	34,174,449	98,179,377
The Principal Variable Annuity With Purchase Payment Credit Rider	6,976,866	33,843,802
Principal Investment Plus Variable Annuity	–	82,895,014
Principal Investment Plus Variable Annuity With Purchase Rider	–	24,761,386
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 44,052,089	$ 251,405,465

Investments in shares of mutual funds, at cost	$ 51,317,408	$ 284,791,477
Shares of mutual fund owned	3,572,756	25,040,385
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	351,122	148,610
Premier Variable	1,156,167	1,559,214
Principal Freedom Variable Annuity	–	549,453
Principal Freedom 2 Variable Annuity	–	39,077
The Principal Variable Annuity	1,955,225	5,196,887
The Principal Variable Annuity With Purchase Payment Credit Rider	421,590	1,892,033
Principal Investment Plus Variable Annuity	–	4,387,856
Principal Investment Plus Variable Annuity With Purchase Rider	–	1,384,285
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	1.88	2.09
Premier Variable	1.94	2.16
Principal Freedom Variable Annuity	–	13.91
Principal Freedom 2 Variable Annuity	–	10.44
The Principal Variable Annuity	17.48	18.89
The Principal Variable Annuity With Purchase Payment Credit Rider	16.55	17.89
Principal Investment Plus Variable Annuity	–	18.89
Principal Investment Plus Variable Annuity With Purchase Rider	–	17.89
Annuitized units outstanding:
Bankers Flexible Annuity	-	-
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

				Fidelity VIP	Fidelity VIP
		Dreyfus IP		Equity-Income	Growth
Capital	Diversified	Technology Growth	Equity	Service	Service
Appreciation	International	Service Shares	Income	Class 2	Class
Division	Division	Division	Division	Division	Division

$ 4,670,335	$ 176,753,296	$ 2,424,974	$ 162,643,939	$ 44,737,069	$ 17,733,739
–	–	–	–	–	–
$ 4,670,335	$ 176,753,296	$ 2,424,974	$ 162,643,939	$ 44,737,069	$ 17,733,739

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	534,446	–	–	–	–
–	4,353,411	–	31,452	–	–
–	4,249,585	–	–	–	–
60,130	779,484	–	–	–	–
–	101,265,893	–	23,441,014	25,140,820	14,225,343
–	26,198,202	–	5,493,123	12,336,233	3,508,396
3,364,613	31,429,434	1,898,567	104,501,525	5,624,777	–
1,245,592	7,942,841	526,407	29,176,825	1,635,239	–

–	–	–	–	–	–
–	–	–	–	–	–
$ 4,670,335	$ 176,753,296	$ 2,424,974	$ 162,643,939	$ 44,737,069	$ 17,733,739

$ 4,536,049	$ 224,854,830	$ 2,161,793	$ 214,609,930	$ 59,288,280	$ 24,384,855
242,867	15,725,382	247,952	12,368,361	2,699,883	591,914

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	234,443	–	–	–	–
–	1,847,001	–	31,134	–	–
–	333,067	–	–	–	–
6,825	82,830	–	–	–	–
–	4,828,110	–	2,921,508	2,487,452	1,964,968
–	1,319,244	–	697,034	1,277,755	511,856
385,001	1,498,492	153,297	13,024,275	556,550	–
144,837	399,976	43,895	3,702,310	169,383	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	2.28	–	–	–	–
–	2.36	–	1.01	–	–
–	12.76	–	–	–	–
8.81	9.41	–	–	–	–
–	20.97	–	8.02	10.11	7.24
–	19.86	–	7.88	9.65	6.85
8.74	20.97	12.39	8.02	10.11	–
8.60	19.86	11.99	7.88	9.65	–

–	-	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

	Fidelity VIP	Fidelity VIP
	Growth	Overseas
	Service	Service
	Class 2	Class 2
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 6,438,269	$ 46,197,413
Liabilities	–	–
Net assets	$ 6,438,269	$ 46,197,413

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	4,225,333	33,933,853
Principal Investment Plus Variable Annuity With Purchase Rider	2,212,936	12,263,560
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 6,438,269	$ 46,197,413

Investments in shares of mutual funds, at cost	$ 7,571,572	$ 57,425,487
Shares of mutual fund owned	216,412	3,096,341
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	426,400	2,659,214
Principal Investment Plus Variable Annuity With Purchase Rider	230,631	992,491
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	9.91	12.76
Principal Investment Plus Variable Annuity With Purchase Rider	9.60	12.36
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

				Goldman Sachs
Fidelity VIP II	Fidelity VIP II	Fidelity VIP III	Goldman Sachs	VIT Structured	Government
Contrafund	Contrafund	Mid Cap	VIT Mid Cap	Small Cap	& High
Service	Service	Service	Value Service	Equity Service	Quality
Class	Class 2	Class 2	Class I	Class I	Bond
Division	Division	Division	Division	Division	Division

$ 66,028,352	$ 41,367,396	$ 7,571,279	$ 15,906,098	$ 4,413,535	$ 209,263,572
–	–	–	–	–	–
$ 66,028,352	$ 41,367,396	$ 7,571,279	$ 15,906,098	$ 4,413,535	$ 209,263,572

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	140,086
–	–	–	–	–	28,651
–	–	–	–	–	260,744
–	–	–	–	–	3,659,928
–	–	–	–	–	3,747,124
–	–	–	–	–	284,885
53,410,068	–	–	–	–	117,714,146
12,618,284	–	–	–	–	32,343,567
–	33,309,009	5,794,410	11,286,907	3,287,950	39,796,347
–	8,058,387	1,776,869	4,619,191	1,125,585	11,288,094

–	–	–	–	–	–
–	–	–	–	–	–
$ 66,028,352	$ 41,367,396	$ 7,571,279	$ 15,906,098	$ 4,413,535	$ 209,263,572

$ 81,471,581	$ 52,118,986	$ 8,545,548	$ 21,135,430	$ 5,925,212	$ 221,545,501
3,213,058	2,038,807	301,645	1,401,418	500,401	19,929,864

–	–	–	–	–	–
–	–	–	–	–	47,952
–	–	–	–	–	8,771
–	–	–	–	–	116,062
–	–	–	–	–	1,567,508
–	–	–	–	–	331,664
–	–	–	–	–	26,126
4,098,465	–	–	–	–	6,109,518
1,022,672	–	–	–	–	1,772,931
–	2,634,646	396,195	911,491	359,968	2,065,524
–	658,261	125,471	385,240	127,265	618,776

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	2.92
–	–	–	–	–	3.27
–	–	–	–	–	2.25
–	–	–	–	–	2.33
–	–	–	–	–	11.30
–	–	–	–	–	10.90
13.03	–	–	–	–	19.27
12.34	–	–	–	–	18.24
–	12.64	14.63	12.38	9.13	19.27
–	12.24	14.16	11.99	8.84	18.24

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

	International
	Emerging	International
	Markets	SmallCap
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 103,506,306	$ 64,313,748
Liabilities	–	–
Net assets	$ 103,506,306	$ 64,313,748

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	660,496	126,489
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	47,586,565	35,707,564
The Principal Variable Annuity With Purchase Payment Credit Rider	17,844,178	10,907,205
Principal Investment Plus Variable Annuity	27,277,042	12,313,987
Principal Investment Plus Variable Annuity With Purchase Rider	10,138,025	5,258,503
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 103,506,306	$ 64,313,748

Investments in shares of mutual funds, at cost	$ 116,096,605	$ 93,547,841
Shares of mutual fund owned	6,965,431	5,413,615
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	194,490	71,012
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	1,531,257	1,642,179
The Principal Variable Annuity With Purchase Payment Credit Rider	606,449	529,801
Principal Investment Plus Variable Annuity	877,743	566,312
Principal Investment Plus Variable Annuity With Purchase Rider	344,554	255,422
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	3.40	1.78
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	31.08	21.74
The Principal Variable Annuity With Purchase Payment Credit Rider	29.42	20.59
Principal Investment Plus Variable Annuity	31.08	21.74
Principal Investment Plus Variable Annuity With Purchase Rider	29.42	20.59
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

Janus Aspen
Enterprise	LargeCap	LargeCap	LargeCap	LargeCap	LargeCap
Service Shares	Blend II	Growth	Growth I	S&P 500 Index	Value
Division	Division	Division	Division	Division	Division

$ 12,455,300	$ 159,053,183	$ 58,964,306	$ 118,872,817	$ 96,031,039	$ 99,153,018
–	–	–	–	–	–
$ 12,455,300	$ 159,053,183	$ 58,964,306	$ 118,872,817	$ 96,031,039	$ 99,153,018

$ –	$ –	$ –	$ –	$ –	$ 1,104,794
–	–	–	–	–	1,600,642
–	–	–	–	–	118,267
–	–	670,238	–	–	601,618
–	–	3,921,087	431,960	673,824	6,505,796
–	–	–	1,668,046	9,028,647	3,041,972
–	–	–	92,937	648,527	460,098
9,726,570	44,981,822	39,890,572	91,709,515	44,641,253	63,189,646
2,728,730	20,439,735	3,191,233	14,525,204	15,126,122	9,396,247
–	70,959,981	9,106,492	7,786,695	20,555,954	9,113,533
–	22,671,645	2,184,684	2,658,460	5,356,712	3,916,190

–	–	–	–	–	534
–	–	–	–	–	103,681
$ 12,455,300	$ 159,053,183	$ 58,964,306	$ 118,872,817	$ 96,031,039	$ 99,153,018

$ 10,820,425	$ 231,582,216	$ 68,444,229	$ 117,192,123	$ 104,292,009	$ 138,546,898
416,565	25,612,429	4,613,796	6,644,651	12,186,680	4,646,345

–	–	–	–	–	35,023
–	–	–	–	–	303,950
–	–	–	–	–	36,027
–	–	403,752	–	–	230,443
–	–	2,284,290	419,627	667,948	2,398,255
–	–	–	184,270	1,016,883	338,224
–	–	–	10,294	72,051	55,630
1,320,808	4,141,223	2,522,508	3,220,402	5,247,534	2,964,263
391,375	1,969,952	213,141	538,719	1,877,957	465,546
–	6,532,886	575,869	273,430	2,416,364	427,523
–	2,185,060	145,918	98,598	665,062	194,032

$ –	$ –	$ –	$ –	$ –	$ 31.56
–	–	–	–	–	5.27
–	–	–	–	–	6.16
–	–	1.66	–	–	2.61
–	–	1.72	1.03	1.01	2.71
–	–	–	9.05	8.88	8.99
–	–	–	9.03	9.00	8.27
7.36	10.86	15.81	28.48	8.51	21.32
6.97	10.38	14.97	26.96	8.05	20.18
–	10.86	15.81	28.48	8.51	21.32
–	10.38	14.97	26.96	8.05	20.18

–	–	–	–	–	17
–	–	–	–	–	16,827

$ –	$ –	$ –	$ –	$ –	$ 31.56
–	–	–	–	–	6.16

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

MFS VIT
	LargeCap	Utilities
	Value III	Service Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 128,180,205	$ 593,500
Liabilities	–	–
Net assets	$ 128,180,205	$ 593,500

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	33,349,871	–
The Principal Variable Annuity With Purchase Payment Credit Rider	13,342,325	–
Principal Investment Plus Variable Annuity	61,273,399	396,845
Principal Investment Plus Variable Annuity With Purchase Rider	20,214,610	196,655
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 128,180,205	$ 593,500

Investments in shares of mutual funds, at cost	$ 166,319,294	$ 559,126
Shares of mutual fund owned	14,801,409	26,203
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	3,448,727	–
The Principal Variable Annuity With Purchase Payment Credit Rider	1,444,391	–
Principal Investment Plus Variable Annuity	6,336,320	30,463
Principal Investment Plus Variable Annuity With Purchase Rider	2,188,362	15,153
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	9.67	–
The Principal Variable Annuity With Purchase Payment Credit Rider	9.24	–
Principal Investment Plus Variable Annuity	9.67	13.03
Principal Investment Plus Variable Annuity With Purchase Rider	9.24	12.98
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

MFS VIT
Value	MidCap	MidCap	MidCap	Money	Mortgage
Service Class	Blend	Growth I	Value II	Market	Securities
Division	Division	Division	Division	Division	Division

$ 467,274	$ 245,427,397	$ 34,961,922	$ 78,304,290	$ 164,648,786	$ 12,511,127
–	–	–	–	–	–
$ 467,274	$ 245,427,397	$ 34,961,922	$ 78,304,290	$ 164,648,786	$ 12,511,127

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	154,557	–
–	–	–	–	7,566	–
–	981,176	–	–	474,416	–
–	5,415,464	18,864	162,508	5,764,967	–
–	3,446,787	958,534	4,108,339	4,351,479	123,617
–	374,822	111,136	251,070	1,417,028	7,659
–	144,436,495	20,184,678	24,323,103	83,991,581	3,071,734
–	25,370,903	7,333,094	11,291,384	21,078,125	901,724
385,721	50,053,149	4,612,498	29,481,884	35,925,842	7,368,664
81,553	15,348,601	1,743,118	8,686,002	11,483,225	1,037,729

–	–	–	–	–	–
–	–	–	–	–	–
$ 467,274	$ 245,427,397	$ 34,961,922	$ 78,304,290	$ 164,648,786	$ 12,511,127

$ 450,793	$ 273,083,481	$ 41,022,450	$ 99,735,549	$ 164,648,785	$ 12,768,605
40,006	7,853,676	4,310,964	7,551,041	164,648,787	1,242,416

–	–	–	–	–	–
–	–	–	–	67,349	–
–	–	–	–	3,002	–
–	255,008	–	–	288,633	–
–	1,361,016	16,590	121,152	3,372,411	–
–	180,469	80,849	222,626	350,607	11,595
–	36,024	12,635	31,799	131,031	719
–	4,034,821	1,900,540	1,997,867	5,866,142	289,375
–	748,543	729,271	976,752	1,554,810	85,515
31,755	1,398,241	434,306	2,421,606	2,509,132	694,242
6,739	452,849	173,354	751,377	847,050	98,423

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	2.29	–
–	–	–	–	2.52	–
–	3.85	–	–	1.64	–
–	3.98	1.14	1.34	1.71	–
–	19.10	11.86	18.45	12.41	10.66
–	10.40	8.80	7.90	10.82	10.65
–	35.80	10.62	12.17	14.32	10.61
–	33.89	10.06	11.56	13.56	10.54
12.15	35.80	10.62	12.17	14.32	10.61
12.10	33.89	10.06	11.56	13.56	10.54

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

	Neuberger	Neuberger
	Berman AMT	Berman AMT
	Partners	Small-Cap Growth
	I Class	S Class
	Divison	Divison
Assets
Investments in shares of mutual funds, at market	$ 5,363,788	$ 2,780,445
Liabilities	–	–
Net assets	$ 5,363,788	$ 2,780,445

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	4,072,148	1,842,972
Principal Investment Plus Variable Annuity With Purchase Rider	1,291,640	937,473
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 5,363,788	$ 2,780,445

Investments in shares of mutual funds, at cost	$ 7,843,038	$ 3,427,148
Shares of mutual fund owned	546,767	271,263
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	343,586	221,323
Principal Investment Plus Variable Annuity With Purchase Rider	112,550	116,268
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	11.85	8.33
Principal Investment Plus Variable Annuity With Purchase Rider	11.48	8.06
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

Neuberger
Berman AMT	PIMCO	PIMCO	Principal
Socially	All Asset	Total Return	LifeTime	Principal	Principal
Responsive	Administrative	Administrative	Strategic	LifeTime	LifeTime
I Class	Class	Class	Income	2010	2020
Divison	Division	Division	Division	Division	Division

$ 5,324,126	$ 518,508	$ 4,272,915	$ 21,415,422	$ 37,829,730	$ 160,531,441
–	–	–	–	–	–
$ 5,324,126	$ 518,508	$ 4,272,915	$ 21,415,422	$ 37,829,730	$ 160,531,441

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	956,776	3,197,588	4,840,233
–	–	–	1,051,105	1,228,538	2,027,010
–	–	–	433,631	185,399	753,013
4,317,392	406,853	3,764,048	16,766,877	28,272,745	118,543,274
1,006,734	111,655	508,867	2,207,033	4,945,460	34,367,911

–	–	–	–	–	–
–	–	–	–	–	–
$ 5,324,126	$ 518,508	$ 4,272,915	$ 21,415,422	$ 37,829,730	$ 160,531,441

$ 5,869,807	$ 523,503	$ 4,367,570	$ 23,344,051	$ 44,244,638	$ 190,861,873
440,010	49,618	394,909	2,216,917	3,928,321	16,101,448

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	99,409	338,151	512,436
–	–	–	97,548	112,885	180,982
–	–	–	41,554	17,590	69,422
384,384	35,413	352,887	1,556,051	2,598,381	10,583,880
92,566	9,756	47,888	211,493	469,307	3,168,383

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	9.62	9.46	9.45
–	–	–	10.78	10.88	11.20
–	–	–	10.44	10.54	10.85
11.23	11.49	10.67	10.78	10.88	11.20
10.88	11.45	10.63	10.44	10.54	10.85

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

	Principal	Principal
	LifeTime	LifeTime
	2030	2040
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 51,252,035	$ 8,166,861
Liabilities	–	–
Net assets	$ 51,252,035	$ 8,166,861

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	2,847,683	273,699
The Principal Variable Annuity	885,779	20,102
The Principal Variable Annuity With Purchase Payment Credit Rider	82,210	18,491
Principal Investment Plus Variable Annuity	36,907,988	6,136,373
Principal Investment Plus Variable Annuity With Purchase Rider	10,528,375	1,718,196
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 51,252,035	$ 8,166,861

Investments in shares of mutual funds, at cost	$ 51,218,566	$ 10,339,483
Shares of mutual fund owned	5,203,252	816,686
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	308,140	29,967
The Principal Variable Annuity	80,856	1,824
The Principal Variable Annuity With Purchase Payment Credit Rider	7,749	1,732
Principal Investment Plus Variable Annuity	3,369,008	556,739
Principal Investment Plus Variable Annuity With Purchase Rider	992,341	160,965
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	–
Principal Freedom 2 Variable Annuity	9.24	9.13
The Principal Variable Annuity	10.96	11.02
The Principal Variable Annuity With Purchase Payment Credit Rider	10.61	10.67
Principal Investment Plus Variable Annuity	10.96	11.02
Principal Investment Plus Variable Annuity With Purchase Rider	10.61	10.67
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

			SAM	SAM	SAM
Principal		SAM	Conservative	Conservative	Flexible
LifeTime	Real Estate	Balanced	Balanced	Growth	Income
2050	Securities	Portfolio	Portfolio	Portfolio	Portfolio
Division	Division	Division	Division	Division	Division

$ 5,018,211	$ 72,273,908	$ 577,353,403	$ 138,648,563	$ 41,606,215	$ 128,679,626
–	–	–	–	–	–
$ 5,018,211	$ 72,273,908	$ 577,353,403	$ 138,648,563	$ 41,606,215	$ 128,679,626

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	131,840	–	–	–	–
–	–	–	–	–	–
122,279	191,221	1,844,240	520,044	1,067,090	70,662
99,640	38,939,647	27,539,707	15,386,354	9,265,755	19,014,037
97,671	17,775,580	9,652,317	3,391,018	3,753,975	7,488,330
3,500,799	11,336,144	477,473,654	99,434,280	19,594,437	85,393,516
1,197,822	3,899,476	60,843,485	19,916,867	7,924,958	16,713,081

–	–	–	–	–	–
–	–	–	–	–	–
$ 5,018,211	$ 72,273,908	$ 577,353,403	$ 138,648,563	$ 41,606,215	$ 128,679,626

$ 6,165,329	$ 99,896,579	$ 574,515,320	$ 130,770,069	$ 44,338,898	$ 122,067,534
507,403	6,673,491	42,050,503	12,673,543	3,014,943	10,768,170

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	58,930	–	–	–	–
–	–	–	–	–	–
13,508	22,231	198,973	52,545	125,168	6,797
9,081	1,559,944	2,995,132	1,567,121	1,095,621	1,843,636
9,191	752,107	1,066,744	350,968	451,070	737,827
319,041	454,125	51,927,947	10,127,547	2,316,947	8,279,871
112,717	164,989	6,724,157	2,061,387	952,254	1,646,735

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	2.24	–	–	–	–
–	–	–	–	–	–
9.05	8.60	9.27	9.90	8.53	10.40
10.97	24.96	9.19	9.82	8.46	10.31
10.63	23.63	9.05	9.66	8.32	10.15
10.97	24.96	9.19	9.82	8.46	10.31
10.63	23.63	9.05	9.66	8.32	10.15

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

	SAM
	Strategic
	Growth	Short-Term
	Portfolio	Bond
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 30,168,999	$ 125,715,000
Liabilities	–	–
Net assets	$ 30,168,999	$ 125,715,000

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	2,516,386
Principal Freedom 2 Variable Annuity	607,712	47,783
The Principal Variable Annuity	6,736,096	22,411,333
The Principal Variable Annuity With Purchase Payment Credit Rider	1,909,871	7,104,582
Principal Investment Plus Variable Annuity	14,279,095	71,756,038
Principal Investment Plus Variable Annuity With Purchase Rider	6,636,225	21,878,878
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 30,168,999	$ 125,715,000

Investments in shares of mutual funds, at cost	$ 31,460,250	$ 137,415,171
Shares of mutual fund owned	2,034,322	14,189,052
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	245,429
Principal Freedom 2 Variable Annuity	75,186	4,744
The Principal Variable Annuity	840,112	2,244,669
The Principal Variable Annuity With Purchase Payment Credit Rider	242,052	740,467
Principal Investment Plus Variable Annuity	1,780,873	7,186,787
Principal Investment Plus Variable Annuity With Purchase Rider	841,065	2,280,259
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	–	10.25
Principal Freedom 2 Variable Annuity	8.08	10.07
The Principal Variable Annuity	8.02	9.98
The Principal Variable Annuity With Purchase Payment Credit Rider	7.89 8.02	9.59
Principal Investment Plus Variable Annuity		9.98
Principal Investment Plus Variable Annuity With Purchase Rider	7.89	9.59
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–
See accompanying notes.

				T. Rowe Price	T. Rowe Price
Short-Term	SmallCap	SmallCap	SmallCap	Blue Chip	Health
Income	Blend	Growth II	Value I	Growth II	Sciences II
Division	Division	Division	Division	Division	Division

$ 23,551,170	$ 33,828,969	$ 28,675,186	$ 80,631,904	$ 5,001,145	$ 4,868,700
–	–	–	–	–	–
$ 23,551,170	$ 33,828,969	$ 28,675,186	$ 80,631,904	$ 5,001,145	$ 4,868,700

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	121,415	63,697	173,330	–	–
94,793	2,965,174	808,176	–	–	–
51,664	87,212	104,175	247,106	–	–
5,515,938	23,927,906	17,470,734	27,545,894	–	–
1,772,599	6,727,262	4,082,122	10,099,666	–	–
14,333,301	–	4,648,666	33,240,770	4,214,371	3,694,172
1,782,875	–	1,497,616	9,325,138	786,774	1,174,528

–	–	–	–	–	–
–	–	–	–	–	–
$ 23,551,170	$ 33,828,969	$ 28,675,186	$ 80,631,904	$ 5,001,145	$ 4,868,700

$ 23,578,496	$ 42,901,217	$ 38,314,562	$ 105,434,595	$ 4,541,163	$ 4,553,424
9,573,646	5,034,073	3,258,544	7,459,010	526,436	386,098

–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	119,212	99,608	121,837	–	–
8,704	229,009	105,420	–	–	–
4,749	10,917	13,228	32,733	–	–
508,750	2,359,379	2,071,531	1,535,248	–	–
164,583	700,611	511,237	594,520	–	–
1,321,901	–	551,207	1,852,646	382,908	257,111
165,525	–	187,561	548,927	73,825	84,422

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–
–	–	–	–	–	–
–	–	–	–	–	–
–	1.02	0.64	1.42	–	–
10.89	12.95	7.67	–	–	–
10.88	7.99	7.88	7.55	–	–
10.84	10.14	8.43	17.94	–	–
10.77	9.60	7.98	16.99	–	–
10.84	–	8.43	17.94	11.01	14.37
10.77	–	7.98	16.99	10.66	13.91

–	–	–	–	–	–
–	–	–	–	–	–

$ –	$ –	$ –	$ –	$ –	$ –
–	–	–	–	–	–

Principal Life Insurance Company
Separate Account B
Statements of Assets and Liabilities (continued)
December 31, 2009

Van Eck
	Templeton	Worldwide
	Growth Securities	Hard Assets
	Class 2	Service Class
	Division	Division
Assets
Investments in shares of mutual funds, at market	$ 1,315,317	$ 1,081,465
Liabilities	–	–
Net assets	$ 1,315,317	$ 1,081,465

Net assets
Applicable to accumulation units:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	1,315,317	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	–	785,381
Principal Investment Plus Variable Annuity With Purchase Rider	–	296,084
Applicable to contracts in annuitization period:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Total net assets	$ 1,315,317	$ 1,081,465

Investments in shares of mutual funds, at cost	$ 1,554,746	$ 1,055,435
Shares of mutual fund owned	126,473	37,551
Accumulation units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	91,936	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	–	59,618
Principal Investment Plus Variable Annuity With Purchase Rider	–	22,561
Accumulation unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus	–	–
Pension Builder Plus – Rollover IRA	–	–
Personal Variable	–	–
Premier Variable	–	–
Principal Freedom Variable Annuity	14.31	–
Principal Freedom 2 Variable Annuity	–	–
The Principal Variable Annuity	–	–
The Principal Variable Annuity With Purchase Payment Credit Rider	–	–
Principal Investment Plus Variable Annuity	–	13.17
Principal Investment Plus Variable Annuity With Purchase Rider	–	13.12
Annuitized units outstanding:
Bankers Flexible Annuity	–	–
Pension Builder Plus – Rollover IRA	–	–
Annuitized unit value:
Bankers Flexible Annuity	$ –	$ –
Pension Builder Plus – Rollover IRA	–	–

See accompanying notes.

Principal Life Insurance Company
Separate Account B
Statements of Operations
Year Ended December 31, 2009

		AIM V.I.
	AIM V.I.	Capital
	Basic Value	Appreciation
	Series I	Series I
	Division	Division
Investment income (loss)
Income:
Dividends	$ 45,046	$ 35,713

Expenses:
Mortality and expense risks	22,611	71,526
Separate account rider charges	2,487	3,752
Net investment income (loss)	19,948	(39,565)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(391,908)	(676,702)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(391,908)	(676,702)

Change in net unrealized appreciation or depreciation of
investments	1,033,694	1,709,991

Net gains (losses) on investments	661,734	993,724

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 661,734	$ 993,724

See accompanying notes.

		AIM V.I.	AIM V.I.	AIM V.I.
AIM V.I.	AIM V.I.	Global	International	Small Cap	AIM V.I.
Core Equity	Dynamics	Health Care	Growth	Equity	Technology
Series I	Series I	Series I	Series I	Series I	Series I
Division	Division	Division	Division	Division	Division

$ 517,056	$ –	$ 27,304	$ 36,285	$ 8,546	$ –

361,805	24,973	99,653	13,640	53,671	49,493
33,819	5,896	18,127	740	7,604	8,672
121,432	(30,869)	(90,476)	21,905	(52,729)	(58,165)

(1,517,994)	(134,599)	(442,399)	45,012	(493,994)	(265,623)
–	–	–	–	–	–
(1,517,994)	(134,599)	(442,399)	45,012	(493,994)	(265,623)

8,101,356	855,375	2,350,276	300,228	1,327,760	2,049,011

6,704,794	689,907	1,817,401	367,145	781,037	1,725,223

–	–	–	–	–	–

$ 6,704,794	$ 689,907	$ 1,817,401	$ 367,145	$ 781,037	$ 1,725,223

Principal Life Insurance Company
Separate Account B
Statements of Operations (continued)
Year Ended December 31, 2009

	Alliance	American
	Bernstein	Century VP
	Small Cap	Income &
	Growth	Growth
	Class A	Class I
	Division	Division
Investment income (loss)
Income:
Dividends	$ –	$ 787,980

Expenses:
Mortality and expense risks	18,372	191,118
Separate account rider charges	2,138	29,067
Net investment income (loss)	(20,510)	567,795

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(166,124)	(1,338,661)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(166,124)	(1,338,661)

Change in net unrealized appreciation or depreciation of
investments	691,114	3,146,056

Net gains (losses) on investments	504,480	2,375,190

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 504,480	$ 2,375,190

See accompanying notes.

American
Century VP
Inflation	American	American	American	American
Protection	Century VP	Century VP	Century VP	Century VP	Asset
Class II	Ultra Class I	Ultra Class II	Value Class II	Vista Class I	Allocation
Division	Division	Division	Division	Division	Division

$ 1,254,621	$ 12,761	$ 91,765	$ 1,311,531	$ –	$ 1,445,603

883,101	55,475	632,867	296,530	23,969	612,562
98,841	9,570	76,420	45,887	4,258	48,676
272,679	(52,284)	(617,522)	969,114	(28,227)	784,365

43,812	(425,458)	(4,150,471)	(3,206,329)	(230,776)	(2,124,367)
–	–	–	–	–	–
43,812	(425,458)	(4,150,471)	(3,206,329)	(230,776)	(2,124,367)

5,666,482	1,738,953	19,391,959	6,029,843	625,969	8,962,274

5,982,973	1,261,211	14,623,966	3,792,628	366,966	7,622,272

–	–	–	–	–	–

$ 5,982,973	$ 1,261,211	$ 14,623,966	$ 3,792,628	$ 366,966	$ 7,622,272

Principal Life Insurance Company
Separate Account B
Statements of Operations (continued)
Year Ended December 31, 2009

		Bond &
		Mortgage
	Balanced	Securities
	Division	Division
Investment income (loss)
Income:
Dividends	$ 2,057,341	$ 26,816,530

Expenses:
Mortality and expense risks	503,186	2,872,542
Separate account rider charges	41,843	338,380
Net investment income (loss)	1,512,312	23,605,608

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(3,562,620)	(10,699,786)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(3,562,620)	(10,699,786)

Change in net unrealized appreciation or depreciation of
investments	9,317,827	27,589,155

Net gains (losses) on investments	7,267,519	40,494,977

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 7,267,519	$ 40,494,977

(1) Represented the operations of West Coast Equity Division until November 23, 2009 name change.

See accompanying notes.

				Fidelity VIP	Fidelity VIP
		Dreyfus IP		Equity-Income	Growth
Capital	Diversified	Technology Growth	Equity	Service	Service
Appreciation	International	Service Shares	Income	Class 2	Class
Division (1)	Division	Division	Division	Division	Division

$ 52,376	$ 7,966,779	$ 1,514	$ 8,414,461	$ 810,711	$ 53,016

37,597	1,857,298	15,567	1,771,770	489,672	203,510
5,446	186,618	1,992	192,350	74,426	22,210
9,333	5,922,863	(16,045)	6,450,341	246,613	(172,704)

(229,646)	(13,975,971)	(79,610)	(12,322,227)	(4,148,510)	(2,264,227)
–	–	–	–	–	13,894
(229,646)	(13,975,971)	(79,610)	(12,322,227)	(4,148,510)	(2,250,333)

1,068,023	44,023,516	612,753	31,929,448	13,727,220	6,257,651

847,710	35,970,408	517,098	26,057,562	9,825,323	3,834,614

–	1,400,614	–	–	–	–

$ 847,710	$ 37,371,022	$ 517,098	$ 26,057,562	$ 9,825,323	$ 3,834,614

Principal Life Insurance Company
Separate Account B
Statements of Operations (continued)
Year Ended December 31, 2009

	Fidelity VIP	Fidelity VIP
	Growth	Overseas
	Service	Service
	Class 2	Class 2
	Division	Division
Investment income (loss)
Income:
Dividends	$ 11,257	$ 776,220

Expenses:
Mortality and expense risks	67,784	487,583
Separate account rider charges	11,403	64,323
Net investment income (loss)	(67,930)	224,314

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(411,438)	(3,830,577)
Capital gains distributions	4,987	127,705
Total realized gains (losses) on investments	(406,451)	(3,702,872)

Change in net unrealized appreciation or depreciation of
investments	1,755,226	12,911,110

Net gains (losses) on investments	1,280,845	9,432,552

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 1,280,845	$ 9,432,552

See accompanying notes.

				Goldman Sachs
Fidelity VIP II	Fidelity VIP II	Fidelity VIP III	Goldman Sachs	VIT Structured	Government
Contrafund	Contrafund	Mid Cap	VIT Mid Cap	Small Cap	& High
Service	Service	Service	Value Service	Equity Service	Quality
Class	Class 2	Class 2	Class I	Class I	Bond
Division	Division	Division	Division	Division	Division

$ 745,899	$ 412,657	$ 28,976	$ 250,668	$ 45,319	$ 13,485,368

730,567	410,496	74,054	167,021	43,495	2,675,199
73,638	39,201	8,446	23,628	5,671	294,661
(58,306)	(37,040)	(53,524)	60,019	(3,847)	10,515,508

(5,894,497)	(3,932,130)	(729,345)	(1,324,415)	(506,526)	(3,911,795)
15,915	10,108	33,881	–	–	–
(5,878,582)	(3,922,022)	(695,464)	(1,324,415)	(506,526)	(3,911,795)

22,943,510	13,888,919	2,625,370	4,974,063	1,344,984	1,430,068

17,006,622	9,929,857	1,876,382	3,709,667	834,611	8,033,781

–	–	–	–	–	–

$ 17,006,622	$ 9,929,857	$ 1,876,382	$ 3,709,667	$ 834,611	$ 8,033,781

Principal Life Insurance Company
Separate Account B
Statements of Operations (continued)
Year Ended December 31, 2009

	International
	Emerging	International
	Markets	SmallCap
	Division	Division
Investment income (loss)
Income:
Dividends	$ 1,656,292	$ 1,721,673

Expenses:
Mortality and expense risks	986,517	705,924
Separate account rider charges	139,294	88,514
Net investment income (loss)	530,481	927,235

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,529,278)	(7,484,608)
Capital gains distributions	–	–
Total realized gains (losses) on investments	(7,529,278)	(7,484,608)

Change in net unrealized appreciation or depreciation of
investments	46,845,737	22,460,079

Net gains (losses) on investments	39,846,940	15,902,706

Payment from Affiliate	227,485	332,409

Net increase (decrease) in net assets resulting from operations	$ 40,074,425	$ 16,235,115

(1) Represented the operations of Janus Aspen Mid Cap Growth Service Shares Division until May 18, 2009 name change.

See accompanying notes.

Janus Aspen
Enterprise	LargeCap	LargeCap	LargeCap	LargeCap	LargeCap
Service Shares	Blend II	Growth	Growth I	S&P 500 Index	Value
Division (1)	Division	Division	Division	Division	Division

$ –	$ 2,623,071	$ 391,131	$ 48,055	$ 3,759,422	$ 4,545,134

133,873	1,762,679	610,603	1,268,953	1,005,404	1,060,825
17,493	233,330	30,264	94,172	115,353	76,866
(151,366)	627,062	(249,736)	(1,315,070)	2,638,665	3,407,443

(266,512)	(18,529,982)	(4,338,986)	(5,247,795)	(5,206,106)	(11,114,027)
–	–	–	–	–	–
(266,512)	(18,529,982)	(4,338,986)	(5,247,795)	(5,206,106)	(11,114,027)

4,221,108	53,189,814	16,423,590	47,815,801	21,526,447	20,128,881

3,803,230	35,286,894	11,834,868	41,252,936	18,959,006	12,422,297

–	–	–	–	–	–

$ 3,803,230	$ 35,286,894	$ 11,834,868	$ 41,252,936	$ 18,959,006	$ 12,422,297

Principal Life Insurance Company
Separate Account B
Statements of Operations (continued)
Year Ended December 31, 2009

		MFS VIT
	LargeCap	Utilities
	Value III	Service Class
	Division	Division (1)
Investment income (loss)
Income:
Dividends	$ 4,212,541	$ –

Expenses:
Mortality and expense risks	1,418,371	1,711
Separate account rider charges	179,834	247
Net investment income (loss)	2,614,336	(1,958)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(10,525,317)	1,718
Capital gains distributions	–	–
Total realized gains (losses) on investments	(10,525,317)	1,718

Change in net unrealized appreciation or depreciation of
investments	28,295,999	34,374

Net gains (losses) on investments	20,385,018	34,134

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 20,385,018	$ 34,134

(1) Commenced operations May 18, 2009.

See accompanying notes.

MFS VIT
Value	MidCap	MidCap	MidCap	Money	Mortgage
Service Class	Blend	Growth I	Value II	Market	Securities
Division (1)	Division	Division	Division	Division	Division

$ –	$ 1,858,918	$ 47,088	$ 1,298,800	$ 671,313	$ 622,612

1,188	2,653,504	375,410	831,831	2,686,502	79,480
130	229,075	48,902	107,060	288,703	6,977
(1,318)	(1,023,661)	(377,224)	359,909	(2,303,892)	536,155

322	(14,250,768)	(2,806,560)	(11,779,397)	–	(13,468)
–	11,521,239	–	–	–	–
322	(2,729,529)	(2,806,560)	(11,779,397)	–	(13,468)

16,481	64,122,590	11,912,152	32,002,481	–	(256,747)

15,485	60,369,400	8,728,368	20,582,993	(2,303,892)	265,940

–	–	–	–	–	–

$ 15,485	$ 60,369,400	$ 8,728,368	$ 20,582,993	$ (2,303,892)	$ 265,940

Principal Life Insurance Company
Separate Account B
Statements of Operations (continued)
Year Ended December 31, 2009

	Neuberger	Neuberger
	Berman AMT	Berman AMT
	Partners	Small-Cap Growth
	I Class	S Class
	Divison	Divison
Investment income (loss)
Income:
Dividends	$ 109,268	$ –

Expenses:
Mortality and expense risks	51,383	26,865
Separate account rider charges	6,103	4,663
Net investment income (loss)	51,782	(31,528)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,163,852)	(182,188)
Capital gains distributions	485,380	–
Total realized gains (losses) on investments	(678,472)	(182,188)

Change in net unrealized appreciation or depreciation of
investments	2,281,197	656,221

Net gains (losses) on investments	1,654,507	442,505

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 1,654,507	$ 442,505

(1) Commenced operations May 18, 2009.

See accompanying notes.

Neuberger
Berman AMT	PIMCO	PIMCO	Principal
Socially	All Asset	Total Return	LifeTime	Principal	Principal
Responsive	Administrative	Administrative	Strategic	LifeTime	LifeTime
I Class	Class	Class	Income	2010	2020
Divison	Division (1)	Division (1)	Division	Division	Division

$ 94,147	$ 23,641	$ 36,770	$ 951,001	$ 1,378,729	$ 4,626,700

50,041	1,672	12,028	228,985	393,649	1,644,420
4,719	151	747	14,497	27,474	177,124
39,387	21,818	23,995	707,519	957,606	2,805,156

(486,365)	383	2,158	(1,122,100)	(2,229,438)	(6,294,996)
–	–	113,337	160,265	59,390	–
(486,365)	383	115,495	(961,835)	(2,170,048)	(6,294,996)

1,485,733	(4,995)	(94,655)	3,352,920	8,075,389	35,355,976

1,038,755	17,206	44,835	3,098,604	6,862,947	31,866,136

–	–	–	–	–	–

$ 1,038,755	$ 17,206	$ 44,835	$ 3,098,604	$ 6,862,947	$ 31,866,136

Principal Life Insurance Company
Separate Account B
Statements of Operations (continued)
Year Ended December 31, 2009

	Principal	Principal
	LifeTime	LifeTime
	2030	2040
	Division	Division
Investment income (loss)
Income:
Dividends	$ 568,352	$ 194,127

Expenses:
Mortality and expense risks	374,988	89,170
Separate account rider charges	39,665	9,368
Net investment income (loss)	153,699	95,589

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,459,968)	(807,702)
Capital gains distributions	36,914	–
Total realized gains (losses) on investments	(1,423,054)	(807,702)

Change in net unrealized appreciation or depreciation of
investments	9,452,110	2,436,867

Net gains (losses) on investments	8,182,755	1,724,754

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 8,182,755	$ 1,724,754

See accompanying notes.

			SAM	SAM	SAM
Principal		SAM	Conservative	Conservative	Flexible
LifeTime	Real Estate	Balanced	Balanced	Growth	Income
2050	Securities	Portfolio	Portfolio	Portfolio	Portfolio
Division	Division	Division	Division	Division	Division

$ 98,232	$ 2,467,982	$ 14,264,417	$ 3,097,976	$ 1,611,502	$ 4,329,150

52,311	732,490	4,674,237	1,208,867	393,767	1,154,749
6,289	109,384	303,996	112,828	58,440	120,116
39,632	1,626,108	9,286,184	1,776,281	1,159,295	3,054,285

(374,623)	(9,695,036)	(2,360,963)	(1,899,862)	(2,365,968)	(2,364,498)
–	–	10,725,577	1,400,241	1,794,267	849,068
(374,623)	(9,695,036)	8,364,614	(499,621)	(571,701)	(1,515,430)

1,361,523	23,372,325	70,590,554	18,357,269	7,205,836	15,170,884

1,026,532	15,303,397	88,241,352	19,633,929	7,793,430	16,709,739

–	–	–	–	–	–

$ 1,026,532	$ 15,303,397	$ 88,241,352	$ 19,633,929	$ 7,793,430	$ 16,709,739

Principal Life Insurance Company
Separate Account B
Statements of Operations
Year Ended December 31, 2009

	SAM
	Strategic
	Growth	Short-Term
	Portfolio	Bond
	Division	Division
Investment income (loss)
Income:
Dividends	$ 854,737	$ 7,296,439

Expenses:
Mortality and expense risks	281,419	1,429,687
Separate account rider charges	38,633	159,722
Net investment income (loss)	534,685	5,707,030

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(2,189,613)	(3,154,917)
Capital gains distributions	319,708	–
Total realized gains (losses) on investments	(1,869,905)	(3,154,917)

Change in net unrealized appreciation or depreciation of
investments	7,394,328	6,749,994

Net gains (losses) on investments	6,059,108	9,302,107

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 6,059,108	$ 9,302,107

See accompanying notes.

				T. Rowe Price	T. Rowe Price
Short-Term	SmallCap	SmallCap	SmallCap	Blue Chip	Health
Income	Blend	Growth II	Value I	Growth II	Sciences II
Division	Division	Division	Division	Division	Division

$ 873,512	$ 217,787	$ –	$ 1,618,361	$ –	$ –

135,835	365,750	303,928	886,187	32,917	51,589
5,234	39,461	30,325	107,772	3,184	5,712
732,443	(187,424)	(334,253)	624,402	(36,101)	(57,301)

36,022	(3,234,069)	(2,980,114)	(7,979,980)	(113,736)	(215,091)
–	–	–	–	–	–
36,022	(3,234,069)	(2,980,114)	(7,979,980)	(113,736)	(215,091)

(27,169)	8,913,069	9,861,828	17,927,225	1,079,077	1,376,826

741,296	5,491,576	6,547,461	10,571,647	929,240	1,104,434

–	–	–	–	–	–

$ 741,296	$ 5,491,576	$ 6,547,461	$ 10,571,647	$ 929,240	$ 1,104,434

Principal Life Insurance Company
Separate Account B
Statements of Operations
Year Ended December 31, 2009

		Van Eck
	Templeton	Worldwide
	Growth Securities	Hard Assets
	Class 2	Service Class
	Division	Division (1)
Investment income (loss)
Income:
Dividends	$ 35,468	$ –

Expenses:
Mortality and expense risks	9,594	2,940
Separate account rider charges	–	485
Net investment income (loss)	25,874	(3,425)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(126,785)	19,535
Capital gains distributions	–	–
Total realized gains (losses) on investments	(126,785)	19,535

Change in net unrealized appreciation or depreciation of
investments	399,572	26,030

Net gains (losses) on investments	298,661	42,140

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	$ 298,661	$ 42,140

(1) Commenced operations May 18, 2009

See accompanying notes.

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM V.I.
	Basic Value
	Series I
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 19,948	$ (4,864)
Total realized gains (losses) on investments	(391,908)	163,671
Change in net unrealized appreciation or depreciation of investments	1,033,694	(944,942)
Net gains (lossses) from investments	661,734	(786,135)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	661,734	(786,135)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	3,293,374	588,611
Administration charges	(6,369)	(23)
Contingent sales charges	(1,121)	(1,785)
Contract terminations	(29,143)	(40,442)
Death benefit payments	–	–
Flexible withdrawal option payments	(20,178)	(13,011)
Transfer payments to other contracts	(1,209,853)	(383,996)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	2,026,710	149,354
Total increase (decrease)	2,688,444	(636,781)

Net assets at beginning of period	842,020	1,478,801
Net assets at end of period	$ 3,530,464	$ 842,020

See accompanying notes.

AIM V.I.
Capital		AIM V.I.		AIM V.I.
Appreciation		Core Equity		Dynamics
Series I		Series I		Series I
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ (39,565) $	(133,704)	$ 121,432	$ 243,044	$ (30,869)	$ (47,122)
(676,702)	(308,915)	(1,517,994)	(82,697)	(134,599)	(42,749)
1,709,991	(4,885,610)	8,101,356	(15,384,815)	855,375	(1,836,688)
993,724	(5,328,229)	6,704,794	(15,224,468)	689,907	(1,926,559)

–	–	–	–	–	–

993,724	(5,328,229)	6,704,794	(15,224,468)	689,907	(1,926,559)

872,366	895,684	3,505,455	1,978,598	402,387	487,791
(1,974)	(2,580)	(15,645)	(16,899)	(274)	(356)
(9,975)	(21,677)	(49,692)	(77,402)	(1,450)	(2,972)
(708,562)	(1,512,703)	(3,529,853)	(5,401,288)	(102,974)	(207,421)
(71,879)	(12,399)	(207,348)	(187,574)	–	(14,831)
(88,229)	(186,382)	(516,173)	(807,458)	(27,877)	(47,216)
(935,570)	(1,816,790)	(4,455,884)	(6,509,763)	(291,792)	(904,286)
–	–	–	–	–	–
(943,823)	(2,656,847)	(5,269,140)	(11,021,786)	(21,980)	(689,291)
49,901	(7,985,076)	1,435,654	(26,246,254)	667,927	(2,615,850)

6,141,147	14,126,223	30,084,589	56,330,843	1,799,818	4,415,668
$ 6,191,048	$ 6,141,147	$ 31,520,243	$ 30,084,589	$ 2,467,745	$ 1,799,818

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	AIM V.I.
	Global
	Health Care
	Series I
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (90,476)	$ (172,799)
Total realized gains (losses) on investments	(442,399)	2,500,029
Change in net unrealized appreciation or depreciation of investments	2,350,276	(6,274,461)
Net gains (lossses) from investments	1,817,401	(3,947,231)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	1,817,401	(3,947,231)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,239,351	1,592,273
Administration charges	(3,225)	(3,370)
Contingent sales charges	(12,526)	(15,050)
Contract terminations	(889,779)	(1,050,260)
Death benefit payments	(65,830)	(54,479)
Flexible withdrawal option payments	(99,921)	(142,431)
Transfer payments to other contracts	(1,735,382)	(1,930,945)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(1,567,312)	(1,604,262)
Total increase (decrease)	250,089	(5,551,493)

Net assets at beginning of period	8,405,382	13,956,875
Net assets at end of period	$ 8,655,471	$ 8,405,382

(1) Commenced operations May 19, 2008.

See accompanying notes.

AIM V.I.		AIM V.I.
International		Small Cap		AIM V.I.
Growth		Equity		Technology
Series I		Series I		Series I
Division (1)		Division		Division
2009	2008	2009	2008	2009	2008

$ 21,905	$ 208	$ (52,729) $	(76,412)	$ (58,165) $	(67,406)
45,012	(10,529)	(493,994)	(196,727)	(265,623)	(112,801)
300,228	(12,352)	1,327,760	(1,675,944)	2,049,011	(2,460,977)
367,145	(22,673)	781,037	(1,949,083)	1,725,223	(2,641,184)

–	–	–	–	–	–

367,145	(22,673)	781,037	(1,949,083)	1,725,223	(2,641,184)

3,315,133	171,992	2,112,745	1,428,513	2,772,736	966,164
(7,154)	(32)	(4,196)	(1,268)	(800)	(557)
(670)	–	(6,954)	(6,429)	(6,207)	(5,500)
(17,430)	–	(385,147)	(394,723)	(440,936)	(383,777)
–	–	(2,057)	(10,969)	(2,564)	(9,335)
(3,233)	(346)	(49,723)	(48,037)	(54,851)	(76,069)
(522,784)	(37,306)	(856,179)	(994,880)	(1,402,634)	(1,612,440)
–	–	–	–	–	–
2,763,862	134,308	808,489	(27,793)	864,744	(1,121,514)
3,131,007	111,635	1,589,526	(1,976,876)	2,589,967	(3,762,698)

111,635	–	4,072,254	6,049,130	2,797,959	6,560,657
$ 3,242,642	$ 111,635	$ 5,661,780 $	4,072,254	$ 5,387,926 $	2,797,959

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Alliance
	Bernstein
	Small Cap
	Growth
	Class A
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (20,510)	$ (24,012)
Total realized gains (losses) on investments	(166,124)	(41,887)
Change in net unrealized appreciation or depreciation of investments	691,114	(925,472)
Net gains (lossses) from investments	504,480	(991,371)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	504,480	(991,371)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	637,223	741,297
Administration charges	497	(709)
Contingent sales charges	(2,152)	(1,543)
Contract terminations	(55,946)	(34,961)
Death benefit payments	(11,558)	(4,731)
Flexible withdrawal option payments	(8,225)	(8,386)
Transfer payments to other contracts	(379,102)	(325,926)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	180,737	365,041
Total increase (decrease)	685,217	(626,330)

Net assets at beginning of period	1,216,674	1,843,004
Net assets at end of period	$ 1,901,891	$ 1,216,674

See accompanying notes.

American		American
Century VP		Century VP
Income &		Inflation		American
Growth		Protection		Century VP
Class I		Class II		Ultra Class I
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 567,795	$ 191,407	$ 272,679	$ 2,663,977	$ (52,284) $	(105,873)
(1,338,661)	3,045,657	43,812	(38,340)	(425,458)	946,480
3,146,056	(14,275,056)	5,666,482	(4,973,159)	1,738,953	(4,576,606)
2,375,190	(11,037,992)	5,982,973	(2,347,522)	1,261,211	(3,735,999)

–	–	–	–	–	–

2,375,190	(11,037,992)	5,982,973	(2,347,522)	1,261,211	(3,735,999)

1,803,378	1,673,098	29,497,984	31,436,649	925,765	1,273,012
(2,262)	(3,038)	(488,652)	(440,824)	(1,023)	(1,533)
(20,716)	(24,798)	(74,695)	(94,742)	(6,412)	(7,917)
(1,647,955)	(2,269,439)	(1,941,779)	(2,146,023)	(455,502)	(552,465)
(82,851)	(79,065)	(302,585)	(218,658)	(4,646)	(8,408)
(269,872)	(431,511)	(1,451,541)	(1,162,278)	(65,015)	(114,924)
(2,524,477)	(4,098,638)	(17,713,331)	(34,403,685)	(922,283)	(2,112,475)
–	–	–	–	–	–
(2,744,755)	(5,233,391)	7,525,401	(7,029,561)	(529,116)	(1,524,710)
(369,565)	(16,271,383)	13,508,374	(9,377,083)	732,095	(5,260,709)

17,875,914	34,147,297	67,684,111	77,061,194	4,393,475	9,654,184
$ 17,506,349	$ 17,875,914	$ 81,192,485	$ 67,684,111	$ 5,125,570	$ 4,393,475

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	American
	Century VP
	Ultra Class II
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (617,522)	$ (796,049)
Total realized gains (losses) on investments	(4,150,471)	7,161,269
Change in net unrealized appreciation or depreciation of investments	19,391,959	(36,896,658)
Net gains (lossses) from investments	14,623,966	(30,531,438)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	14,623,966	(30,531,438)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,811,592	29,056,644
Administration charges	(406,928)	(382,862)
Contingent sales charges	(54,064)	(73,852)
Contract terminations	(1,405,462)	(1,672,856)
Death benefit payments	(246,233)	(99,348)
Flexible withdrawal option payments	(924,179)	(847,116)
Transfer payments to other contracts	(9,019,277)	(9,146,358)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(7,244,551)	16,834,252
Total increase (decrease)	7,379,415	(13,697,186)

Net assets at beginning of period	48,691,721	62,388,907
Net assets at end of period	$ 56,071,136	$ 48,691,721

See accompanying notes.

American		American
Century VP		Century VP		Asset
Value Class II		Vista Class I		Allocation
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 969,114	$ 322,152	$ (28,227)	$ (39,717)	$ 784,365	$ 1,115,665
(3,206,329)	2,059,896	(230,776)	54,071	(2,124,367)	5,545,976
6,029,843	(13,783,171)	625,969	(1,743,999)	8,962,274	(26,722,216)
3,792,628	(11,401,123)	366,966	(1,729,645)	7,622,272	(20,060,575)

–	–	–	–	–	–

3,792,628	(11,401,123)	366,966	(1,729,645)	7,622,272	(20,060,575)

2,251,924	3,386,467	367,636	1,272,811	7,596,204	8,945,708
(6,597)	(8,333)	(676)	(323)	(76,439)	(65,967)
(28,544)	(36,041)	(3,306)	(3,034)	(63,498)	(120,045)
(2,027,589)	(2,515,067)	(85,936)	(68,715)	(4,262,157)	(7,695,514)
(108,521)	(99,144)	–	(1,397)	(445,812)	(555,322)
(300,913)	(399,073)	(13,556)	(14,870)	(1,059,829)	(1,733,913)
(3,620,668)	(7,351,537)	(303,755)	(558,995)	(6,959,658)	(13,257,863)
–	–	–	–	–	–
(3,840,908)	(7,022,728)	(39,593)	625,477	(5,271,189)	(14,482,916)
(48,280)	(18,423,851)	327,373	(1,104,168)	2,351,083	(34,543,491)

25,960,083	44,383,934	1,891,753	2,995,921	50,513,490	85,056,981
$ 25,911,803	$ 25,960,083	$ 2,219,126 $	1,891,753	$ 52,864,573	$ 50,513,490

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Balanced
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 1,512,312	$ 1,515,229
Total realized gains (losses) on investments	(3,562,620)	1,778,761
Change in net unrealized appreciation or depreciation of investments	9,317,827	(27,010,040)
Net gains (lossses) from investments	7,267,519	(23,716,050)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	7,267,519	(23,716,050)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	3,008,849	3,240,476
Administration charges	(24,230)	(28,703)
Contingent sales charges	(60,865)	(118,717)
Contract terminations	(5,096,297)	(9,741,919)
Death benefit payments	(419,374)	(789,860)
Flexible withdrawal option payments	(892,954)	(1,549,753)
Transfer payments to other contracts	(4,705,157)	(8,277,684)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(8,190,028)	(17,266,160)
Total increase (decrease)	(922,509)	(40,982,210)

Net assets at beginning of period	44,974,598	85,956,808
Net assets at end of period	$ 44,052,089	$ 44,974,598

(1) Represented the operations of West Coast Equity Division until November 23, 2009 name change.

See accompanying notes.

Bond &
Mortgage		Capital		Diversified
Securities		Appreciation		International
Division		Division (1)		Division
2009	2008	2009	2008	2009	2008

$ 23,605,608	$ 14,844,677	$ 9,333	$ (6,100)	$ 5,922,863	$ 1,031,949
(10,699,786)	(10,378,357)	(229,646)	96,512	(13,975,971)	56,494,954
27,589,155	(65,321,558)	1,068,023	(936,758)	44,023,516	(200,607,999)
40,494,977	(60,855,238)	847,710	(846,346)	35,970,408	(143,081,096)

–	–	–	–	1,400,614	–

40,494,977	(60,855,238)	847,710	(846,346)	37,371,022	(143,081,096)

40,475,504	56,435,336	2,422,377	1,942,160	27,906,687	40,686,774
(631,491)	(607,377)	(753)	(254)	(135,344)	(138,567)
(319,042)	(438,051)	(10,329)	(740)	(195,065)	(322,721)
(18,561,331)	(26,067,288)	(268,506)	(16,751)	(13,396,263)	(22,311,832)
(1,253,313)	(1,927,338)	(100)	–	(682,131)	(1,046,118)
(4,865,974)	(6,537,538)	(12,075)	(34,219)	(1,774,997)	(2,867,820)
(42,550,343)	(80,071,614)	(388,291)	(396,687)	(23,879,337)	(45,077,767)
–	–	–	–	–	–
(27,705,990)	(59,213,870)	1,742,323	1,493,509	(12,156,450)	(31,078,051)
12,788,987	(120,069,108)	2,590,033	647,163	25,214,572	(174,159,147)

238,616,478	358,685,586	2,080,302	1,433,139	151,538,724	325,697,871
$ 251,405,465	$ 238,616,478	$ 4,670,335	$ 2,080,302	$ 176,753,296	$ 151,538,724

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Dreyfus IP
	Technology Growth
	Service Shares
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (16,045)	$ (14,558)
Total realized gains (losses) on investments	(79,610)	(69,725)
Change in net unrealized appreciation or depreciation of investments	612,753	(450,798)
Net gains (lossses) from investments	517,098	(535,081)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	517,098	(535,081)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	1,961,773	558,140
Administration charges	(152)	(102)
Contingent sales charges	(1,997)	(1,924)
Contract terminations	(51,910)	(43,580)
Death benefit payments	–	–
Flexible withdrawal option payments	(19,668)	(8,187)
Transfer payments to other contracts	(689,693)	(277,832)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	1,198,353	226,515
Total increase (decrease)	1,715,451	(308,566)

Net assets at beginning of period	709,523	1,018,089
Net assets at end of period	$ 2,424,974	$ 709,523

See accompanying notes.

		Fidelity VIP		Fidelity VIP
		Equity-Income		Growth
Equity		Service		Service
Income		Class 2		Class
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 6,450,341	$ 2,079,028	$ 246,613	$ 414,328	$ (172,704)	$ (204,157)
(12,322,227)	4,923,465	(4,148,510)	(3,327,054)	(2,250,333)	(1,097,052)
31,929,448	(82,471,273)	13,727,220	(29,685,097)	6,257,651	(15,328,472)
26,057,562	(75,468,780)	9,825,323	(32,597,823)	3,834,614	(16,629,681)

–	–	–	–	–	–

26,057,562	(75,468,780)	9,825,323	(32,597,823)	3,834,614	(16,629,681)

24,940,303	61,022,256	5,816,809	8,354,230	2,055,052	3,646,198
(921,639)	(883,089)	(9,988)	(11,959)	(4,184)	(9,946)
(164,248)	(258,290)	(42,835)	(84,742)	(26,299)	(42,105)
(6,022,332)	(8,930,508)	(2,646,592)	(4,715,453)	(1,868,100)	(2,938,177)
(858,200)	(522,676)	(158,526)	(138,892)	(57,398)	(225,190)
(2,693,097)	(3,043,025)	(424,975)	(721,551)	(175,207)	(316,741)
(20,643,016)	(38,443,998)	(6,006,640)	(11,676,408)	(2,665,191)	(5,142,748)
–	–	–	–	–	–
(6,362,229)	8,940,670	(3,472,747)	(8,994,775)	(2,741,327)	(5,028,709)
19,695,333	(66,528,110)	6,352,576	(41,592,598)	1,093,287	(21,658,390)

142,948,606	209,476,716	38,384,493	79,977,091	16,640,452	38,298,842
$ 162,643,939	$ 142,948,606	$ 44,737,069	$ 38,384,493	$ 17,733,739 $	16,640,452

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity VIP
	Growth
	Service
	Class 2
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (67,930)	$ (65,366)
Total realized gains (losses) on investments	(406,451)	(99,848)
Change in net unrealized appreciation or depreciation of investments	1,755,226	(4,515,123)
Net gains (lossses) from investments	1,280,845	(4,680,337)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	1,280,845	(4,680,337)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	787,271	2,652,240
Administration charges	(728)	(1,027)
Contingent sales charges	(9,697)	(10,142)
Contract terminations	(252,078)	(229,740)
Death benefit payments	(51,568)	(16,770)
Flexible withdrawal option payments	(15,040)	(18,895)
Transfer payments to other contracts	(542,695)	(1,523,972)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(84,535)	851,694
Total increase (decrease)	1,196,310	(3,828,643)

Net assets at beginning of period	5,241,959	9,070,602
Net assets at end of period	$ 6,438,269	$ 5,241,959

See accompanying notes.

Fidelity VIP		Fidelity VIP II		Fidelity VIP II
Overseas		Contrafund		Contrafund
Service		Service		Service
Class 2		Class		Class 2
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 224,314	$ 616,094	$ (58,306)	$ (539,369)	$ (37,040)	$ (200,456)
(3,702,872)	4,276,664	(5,878,582)	(1,422,146)	(3,922,022)	(1,455,069)
12,911,110	(31,632,732)	22,943,510	(47,719,745)	13,888,919	(19,365,539)
9,432,552	(26,739,974)	17,006,622	(49,681,260)	9,929,857	(21,021,064)

–	–	–	–	–	–

9,432,552	(26,739,974)	17,006,622	(49,681,260)	9,929,857	(21,021,064)

8,913,658	20,490,181	9,189,048	12,121,187	13,945,048	18,471,732
(213,855)	(197,710)	(23,142)	(28,969)	(126,956)	(105,448)
(48,344)	(63,906)	(90,727)	(136,894)	(40,831)	(55,997)
(1,256,750)	(1,447,555)	(6,444,754)	(9,552,807)	(1,061,440)	(1,268,410)
(250,244)	(87,893)	(291,957)	(203,363)	(53,723)	(188,212)
(553,958)	(583,536)	(852,097)	(1,407,643)	(418,219)	(542,500)
(7,206,063)	(7,347,509)	(10,133,864)	(19,783,201)	(9,543,718)	(9,303,596)
–	–	–	–	–	–
(615,556)	10,762,072	(8,647,493)	(18,991,690)	2,700,161	7,007,569
8,816,996	(15,977,902)	8,359,129	(68,672,950)	12,630,018	(14,013,495)

37,380,417	53,358,319	57,669,223	126,342,173	28,737,378	42,750,873
$ 46,197,413 $	37,380,417	$ 66,028,352 $	57,669,223	$ 41,367,396 $	28,737,378

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity VIP III
	Mid Cap
	Service
	Class 2
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (53,524)	$ (80,056)
Total realized gains (losses) on investments	(695,464)	730,879
Change in net unrealized appreciation or depreciation of investments	2,625,370	(4,048,458)
Net gains (lossses) from investments	1,876,382	(3,397,635)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	1,876,382	(3,397,635)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	2,791,365	2,836,284
Administration charges	(1,225)	(871)
Contingent sales charges	(6,736)	(11,622)
Contract terminations	(175,119)	(263,243)
Death benefit payments	(4,269)	(1,143)
Flexible withdrawal option payments	(53,986)	(79,142)
Transfer payments to other contracts	(2,015,920)	(1,461,252)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	534,110	1,019,011
Total increase (decrease)	2,410,492	(2,378,624)

Net assets at beginning of period	5,160,787	7,539,411
Net assets at end of period	$ 7,571,279	$ 5,160,787

See accompanying notes.

Goldman Sachs
Goldman Sachs		VIT Structured		Government
VIT Mid Cap		Small Cap		& High
Value Service		Equity Service		Quality
Class I		Class I		Bond
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 60,019	$ (64,148)	$ (3,847) $	(30,492)	$ 10,515,508	$ 9,531,707
(1,324,415)	(940,819)	(506,526)	(266,681)	(3,911,795)	(2,283,708)
4,974,063	(7,016,663)	1,344,984	(1,452,822)	1,430,068	(15,720,378)
3,709,667	(8,021,630)	834,611	(1,749,995)	8,033,781	(8,472,379)

–	–	–	–	–	–

3,709,667	(8,021,630)	834,611	(1,749,995)	8,033,781	(8,472,379)

1,518,621	4,577,107	1,035,644	1,184,594	48,967,188	79,089,815
(2,093)	(1,847)	(240)	(162)	(259,983)	(229,848)
(20,853)	(36,967)	(4,419)	(6,936)	(356,748)	(427,591)
(542,100)	(837,345)	(114,889)	(157,120)	(22,658,992)	(28,347,401)
(90,249)	(105,265)	(28,786)	(5,869)	(1,856,753)	(1,750,298)
(105,440)	(164,601)	(30,460)	(40,487)	(5,647,970)	(7,129,878)
(1,500,777)	(2,663,267)	(587,474)	(540,408)	(54,153,629)	(72,927,998)
–	–	–	–	–	–
(742,891)	767,815	269,376	433,612	(35,966,887)	(31,723,199)
2,966,776	(7,253,815)	1,103,987	(1,316,383)	(27,933,106)	(40,195,578)

12,939,322	20,193,137	3,309,548	4,625,931	237,196,678	277,392,256
$ 15,906,098	$ 12,939,322	$ 4,413,535 $	3,309,548	$ 209,263,572	$ 237,196,678

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	International
	Emerging
	Markets
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 530,481	$ (372,495)
Total realized gains (losses) on investments	(7,529,278)	37,277,375
Change in net unrealized appreciation or depreciation of investments	46,845,737	(121,845,736)
Net gains (lossses) from investments	39,846,940	(84,940,856)

Payment from Affiliate	227,485	–

Net increase (decrease) in net assets resulting from operations	40,074,425	(84,940,856)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	26,921,227	31,734,390
Administration charges	(34,533)	(36,086)
Contingent sales charges	(108,918)	(158,999)
Contract terminations	(6,250,338)	(8,406,299)
Death benefit payments	(245,306)	(335,750)
Flexible withdrawal option payments	(681,082)	(971,879)
Transfer payments to other contracts	(18,603,895)	(38,127,192)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	997,155	(16,301,815)
Total increase (decrease)	41,071,580	(101,242,671)

Net assets at beginning of period	62,434,726	163,677,397
Net assets at end of period	$ 103,506,306	$ 62,434,726

(1) Represented the operations of Janus Aspen Mid Cap Growth Service Shares Division until May 18, 2009 name change.

See accompanying notes.

Janus Aspen
International		Enterprise		LargeCap
SmallCap		Service Shares		Blend II
Division		Division (1)		Division
2009	2008	2009	2008	2009	2008

$ 927,235	$ 615,925	$ (151,366)	$ (238,773)	$ 627,062	$ (63,226)
(7,484,608)	15,902,116	(266,512)	1,771,009	(18,529,982)	72,953,572
22,460,079	(78,701,482)	4,221,108	(10,470,032)	53,189,814	(156,185,338)
15,902,706	(62,183,441)	3,803,230	(8,937,796)	35,286,894	(83,294,992)

332,409	–	–	–	–	–

16,235,115	(62,183,441)	3,803,230	(8,937,796)	35,286,894	(83,294,992)

9,288,191	14,016,317	2,939,018	2,308,745	15,531,306	41,924,239
(21,908)	(29,611)	(4,600)	(7,100)	(494,973)	(468,016)
(86,336)	(138,546)	(20,597)	(25,647)	(160,666)	(235,408)
(5,029,921)	(8,145,534)	(1,463,064)	(1,789,711)	(6,903,254)	(9,869,226)
(268,162)	(408,857)	(33,604)	(41,151)	(549,741)	(554,073)
(545,485)	(964,948)	(103,710)	(193,769)	(2,070,360)	(2,557,424)
(9,902,292)	(21,093,388)	(2,644,969)	(3,849,010)	(20,208,857)	(32,366,363)
–	–	–	–	–	–
(6,565,913)	(16,764,567)	(1,331,526)	(3,597,643)	(14,856,545)	(4,126,271)
9,669,202	(78,948,008)	2,471,704	(12,535,439)	20,430,349	(87,421,263)

54,644,546	133,592,554	9,983,596	22,519,035	138,622,834	226,044,097
$ 64,313,748	$ 54,644,546	$ 12,455,300	$ 9,983,596	$ 159,053,183	$ 138,622,834

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	LargeCap
	Growth
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (249,736)	$ (593,147)
Total realized gains (losses) on investments	(4,338,986)	(1,777,113)
Change in net unrealized appreciation or depreciation of investments	16,423,590	(40,078,823)
Net gains (lossses) from investments	11,834,868	(42,449,083)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	11,834,868	(42,449,083)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	10,816,058	12,349,924
Administration charges	(30,632)	(27,239)
Contingent sales charges	(68,840)	(141,832)
Contract terminations	(5,744,258)	(11,686,832)
Death benefit payments	(283,667)	(487,543)
Flexible withdrawal option payments	(862,829)	(1,389,229)
Transfer payments to other contracts	(6,468,722)	(10,596,351)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(2,642,890)	(11,979,102)
Total increase (decrease)	9,191,978	(54,428,185)

Net assets at beginning of period	49,772,328	104,200,513
Net assets at end of period	$ 58,964,306	$ 49,772,328

See accompanying notes.

LargeCap		LargeCap		LargeCap
Growth I		S&P 500 Index		Value
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ (1,315,070)	$ (1,646,067)	$ 2,638,665	$ 1,244,747	$ 3,407,443	$ 1,574,951
(5,247,795)	(2,635,400)	(5,206,106)	2,917,918	(11,114,027)	12,349,025
47,815,801	(64,763,074)	21,526,447	(58,021,735)	20,128,881	(75,472,610)
41,252,936	(69,044,541)	18,959,006	(53,859,070)	12,422,297	(61,548,634)

–	–	–	–	–	–

41,252,936	(69,044,541)	18,959,006	(53,859,070)	12,422,297	(61,548,634)

14,510,734	9,779,265	20,108,044	19,935,434	11,026,669	12,575,035
(55,033)	(46,551)	(75,090)	(65,769)	(81,254)	(88,427)
(148,786)	(236,325)	(103,986)	(161,617)	(96,595)	(229,260)
(10,502,632)	(16,127,674)	(7,299,942)	(11,991,244)	(9,080,750)	(20,571,144)
(388,950)	(781,435)	(301,693)	(483,690)	(476,724)	(994,192)
(1,262,028)	(2,019,662)	(1,185,059)	(1,867,387)	(1,492,304)	(2,493,490)
(14,443,115)	(16,630,080)	(16,218,037)	(23,436,342)	(10,343,707)	(23,120,543)
–	–	–	–	(12,850)	(24,168)
(12,289,810)	(26,062,462)	(5,075,763)	(18,070,615)	(10,557,515)	(34,946,189)
28,963,126	(95,107,003)	13,883,243	(71,929,685)	1,864,782	(96,494,823)

89,909,691	185,016,694	82,147,796	154,077,481	97,288,236	193,783,059
$ 118,872,817	$ 89,909,691	$ 96,031,039	$ 82,147,796	$ 99,153,018	$ 97,288,236

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	LargeCap
	Value III
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 2,614,336	$ 1,408,032
Total realized gains (losses) on investments	(10,525,317)	3,511,355
Change in net unrealized appreciation or depreciation of investments	28,295,999	(85,454,359)
Net gains (lossses) from investments	20,385,018	(80,534,972)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	20,385,018	(80,534,972)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	18,684,348	41,916,328
Administration charges	(432,107)	(399,607)
Contingent sales charges	(132,166)	(187,556)
Contract terminations	(5,630,936)	(7,805,174)
Death benefit payments	(662,047)	(500,918)
Flexible withdrawal option payments	(1,674,043)	(2,144,166)
Transfer payments to other contracts	(15,358,813)	(28,036,940)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(5,205,764)	2,841,967
Total increase (decrease)	15,179,254	(77,693,005)

Net assets at beginning of period	113,000,951	190,693,956
Net assets at end of period	$ 128,180,205	$ 113,000,951

(1) Commenced operations May 18, 2009.

See accompanying notes.

MFS VIT	MFS VIT
Utilities	Value	MidCap		MidCap
Service Class	Service Class	Blend		Growth I
Division (1)	Division (1)	Division		Division
2009	2009	2009	2008	2009	2008

$ (1,958)	$ (1,318)	$ (1,023,661)	$ (2,204,219)	$ (377,224)	$ (611,243)
1,718	322	(2,729,529)	33,993,276	(2,806,560)	5,343,125
34,374	16,481	64,122,590	(151,699,449)	11,912,152	(27,761,953)
34,134	15,485	60,369,400	(119,910,392)	8,728,368	(23,030,071)

–	–	–	–	–	–

34,134	15,485	60,369,400	(119,910,392)	8,728,368	(23,030,071)

567,866	453,116	26,474,039	39,754,579	5,142,087	5,413,498
(14)	–	(379,083)	(362,939)	(7,793)	(9,569)
(195)	–	(279,436)	(472,723)	(40,659)	(63,925)
(5,068)	–	(18,592,252)	(30,601,185)	(2,822,573)	(4,008,344)
–	–	(1,162,401)	(1,660,461)	(134,800)	(111,438)
(860)	(1,110)	(3,113,784)	(4,461,809)	(342,298)	(550,898)
(2,363)	(217)	(29,620,513)	(50,717,607)	(4,656,105)	(8,527,427)
–	–	–	–	–	–
559,366	451,789	(26,673,430)	(48,522,145)	(2,862,141)	(7,858,103)
593,500	467,274	33,695,970	(168,432,537)	5,866,227	(30,888,174)

–	–	211,731,427	380,163,964	29,095,695	59,983,869
$ 593,500	$ 467,274	$ 245,427,397	$ 211,731,427	$ 34,961,922	$ 29,095,695

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	MidCap
	Value II
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 359,909	$ (495,075)
Total realized gains (losses) on investments	(11,779,397)	3,847,721
Change in net unrealized appreciation or depreciation of investments	32,002,481	(56,328,898)
Net gains (lossses) from investments	20,582,993	(52,976,252)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	20,582,993	(52,976,252)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	12,886,353	23,795,371
Administration charges	(228,189)	(215,911)
Contingent sales charges	(82,747)	(122,965)
Contract terminations	(4,707,175)	(6,841,705)
Death benefit payments	(234,362)	(294,491)
Flexible withdrawal option payments	(1,019,315)	(1,365,327)
Transfer payments to other contracts	(15,563,033)	(20,517,614)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	(8,948,468)	(5,562,642)
Total increase (decrease)	11,634,525	(58,538,894)

Net assets at beginning of period	66,669,765	125,208,659
Net assets at end of period	$ 78,304,290	$ 66,669,765

(1) Commenced operations November 24, 2008.

See accompanying notes.

				Neuberger
				Berman AMT
Money		Mortgage		Partners
Market		Securities		I Class
Division		Division (1)		Divison
2009	2008	2009	2008	2009	2008

$ (2,303,892) $	2,064,023	$ 536,155	$ (824)	$ 51,782	$ (50,118)
–	–	(13,468)	9	(678,472)	700,771
–	–	(256,747)	(731)	2,281,197	(4,538,126)
(2,303,892)	2,064,023	265,940	(1,546)	1,654,507	(3,887,473)

–	–	–	–	–	–

(2,303,892)	2,064,023	265,940	(1,546)	1,654,507	(3,887,473)

140,034,568	276,562,170	15,692,079	261,967	1,866,255	1,553,847
(126,906)	(115,347)	(21,741)	(39)	(2,685)	(2,921)
(839,531)	(902,943)	(11,623)	–	(10,700)	(7,281)
(53,581,426)	(58,633,656)	(578,245)	–	(278,158)	(164,914)
(1,224,123)	(1,122,430)	–	–	(13,454)	(6,659)
(6,391,469)	(4,665,357)	(95,361)	–	(58,279)	(98,604)
(155,305,962)	(100,477,626)	(2,998,840)	(1,464)	(1,453,347)	(879,941)
–	–	–	–	–	–
(77,434,849)	110,644,811	11,986,269	260,464	49,632	393,527
(79,738,741)	112,708,834	12,252,209	258,918	1,704,139	(3,493,946)

244,387,527	131,678,693	258,918	–	3,659,649	7,153,595
$ 164,648,786	$ 244,387,527	$ 12,511,127	$ 258,918	$ 5,363,788	$ 3,659,649

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Neuberger
	Berman AMT
	Small-Cap Growth
	S Class
	Divison
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (31,528)	$ (41,363)
Total realized gains (losses) on investments	(182,188)	(463)
Change in net unrealized appreciation or depreciation of investments	656,221	(1,283,991)
Net gains (lossses) from investments	442,505	(1,325,817)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	442,505	(1,325,817)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	743,271	722,988
Administration charges	(1,993)	(238)
Contingent sales charges	(3,107)	(4,447)
Contract terminations	(80,767)	(100,733)
Death benefit payments	(25,615)	(1,755)
Flexible withdrawal option payments	(6,871)	(10,108)
Transfer payments to other contracts	(248,380)	(429,076)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	376,538	176,631
Total increase (decrease)	819,043	(1,149,186)

Net assets at beginning of period	1,961,402	3,110,588
Net assets at end of period	$ 2,780,445	$ 1,961,402

(1) Commenced operations May 18, 2009.

See accompanying notes.

Neuberger
Berman AMT		PIMCO	PIMCO	Principal
Socially		All Asset	Total Return	LifeTime
Responsive		Administrative	Administrative	Strategic
I Class		Class	Class	Income
Divison		Division (1)	Division (1)	Division
2009	2008	2009	2009	2009	2008

$ 39,387	$ 41,229	$ 21,818	$ 23,995	$ 707,519	$ 537,710
(486,365)	289,528	383	115,495	(961,835)	(183,762)
1,485,733	(2,407,338)	(4,995)	(94,655)	3,352,920	(6,107,588)
1,038,755	(2,076,581)	17,206	44,835	3,098,604	(5,753,640)

–	–	–	–	–	–

1,038,755	(2,076,581)	17,206	44,835	3,098,604	(5,753,640)

2,069,639	1,689,764	526,311	4,352,008	7,079,955	7,623,247
(22,192)	(16,466)	–	(431)	(74,647)	(58,670)
(2,931)	(5,904)	(21)	(943)	(37,285)	(29,695)
(76,199)	(133,744)	(549)	(24,524)	(1,369,806)	(813,091)
(12,311)	(48,913)	–	–	(56,790)	(114,089)
(53,576)	(82,161)	(2,012)	(7,406)	(679,028)	(635,407)
(1,171,851)	(460,078)	(22,427)	(90,624)	(2,991,096)	(4,555,812)
–	–	–	–	–	–
730,579	942,498	501,302	4,228,080	1,871,303	1,416,483
1,769,334	(1,134,083)	518,508	4,272,915	4,969,907	(4,337,157)

3,554,792	4,688,875	–	–	16,445,515	20,782,672
$ 5,324,126	$ 3,554,792	$ 518,508	$ 4,272,915	$ 21,415,422	$ 16,445,515

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Principal
	LifeTime
	2010
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 957,606	$ 1,218,043
Total realized gains (losses) on investments	(2,170,048)	1,005,012
Change in net unrealized appreciation or depreciation of investments	8,075,389	(16,944,125)
Net gains (lossses) from investments	6,862,947	(14,721,070)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	6,862,947	(14,721,070)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	6,483,192	12,129,287
Administration charges	(176,812)	(179,795)
Contingent sales charges	(41,009)	(95,191)
Contract terminations	(1,276,749)	(2,458,641)
Death benefit payments	(138,742)	(282,462)
Flexible withdrawal option payments	(602,008)	(697,099)
Transfer payments to other contracts	(3,426,459)	(6,838,217)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	821,413	1,577,882
Total increase (decrease)	7,684,360	(13,143,188)

Net assets at beginning of period	30,145,370	43,288,558
Net assets at end of period	$ 37,829,730	$ 30,145,370

See accompanying notes.

Principal		Principal		Principal
LifeTime		LifeTime		LifeTime
2020		2030		2040
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 2,805,156	$ 4,614,933	$ 153,699	$ 593,909	$ 95,589 $	247,435
(6,294,996)	8,497,842	(1,423,054)	1,058,183	(807,702)	482,056
35,355,976	(78,452,695)	9,452,110	(11,164,961)	2,436,867	(5,355,646)
31,866,136	(65,339,920)	8,182,755	(9,512,869)	1,724,754	(4,626,155)

–	–	–	–	–	–

31,866,136	(65,339,920)	8,182,755	(9,512,869)	1,724,754	(4,626,155)

25,585,481	41,444,400	28,666,861	10,001,609	776,432	2,507,872
(976,324)	(903,503)	(131,539)	(13,575)	(6,005)	(5,052)
(127,952)	(168,733)	(31,211)	(47,233)	(19,433)	(21,493)
(3,745,649)	(4,360,563)	(1,083,295)	(1,320,744)	(569,704)	(581,892)
(126,371)	(822,838)	(236,074)	(506,580)	(7,779)	(1,324)
(1,574,066)	(1,761,631)	(135,640)	(121,952)	(37,684)	(46,780)
(9,905,324)	(21,843,432)	(2,974,993)	(3,825,710)	(815,493)	(1,210,091)
–	–	–	–	–	–
9,129,795	11,583,700	24,074,109	4,165,815	(679,666)	641,240
40,995,931	(53,756,220)	32,256,864	(5,347,054)	1,045,088	(3,984,915)

119,535,510	173,291,730	18,995,171	24,342,225	7,121,773	11,106,688
$ 160,531,441	$ 119,535,510	$ 51,252,035	$ 18,995,171	$ 8,166,861	$ 7,121,773

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Principal
	LifeTime
	2050
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 39,632	$ 139,722
Total realized gains (losses) on investments	(374,623)	231,864
Change in net unrealized appreciation or depreciation of investments	1,361,523	(2,949,512)
Net gains (lossses) from investments	1,026,532	(2,577,926)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	1,026,532	(2,577,926)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	825,814	1,532,331
Administration charges	(4,062)	(3,264)
Contingent sales charges	(10,620)	(12,484)
Contract terminations	(301,320)	(283,055)
Death benefit payments	(16,907)	–
Flexible withdrawal option payments	(7,062)	(16,744)
Transfer payments to other contracts	(350,586)	(742,245)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	135,257	474,539
Total increase (decrease)	1,161,789	(2,103,387)

Net assets at beginning of period	3,856,422	5,959,809
Net assets at end of period	$ 5,018,211	$ 3,856,422

See accompanying notes.

				SAM
		SAM		Conservative
Real Estate		Balanced		Balanced
Securities		Portfolio		Portfolio
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 1,626,108	$ 907,186	$ 9,286,184	$ 3,354,668	$ 1,776,281	$ 670,290
(9,695,036)	29,751,170	8,364,614	14,546,851	(499,621)	800,314
23,372,325	(65,216,125)	70,590,554	(67,929,605)	18,357,269	(10,578,080)
15,303,397	(34,557,769)	88,241,352	(50,028,086)	19,633,929	(9,107,476)

–	–	–	–	–	–

15,303,397	(34,557,769)	88,241,352	(50,028,086)	19,633,929	(9,107,476)

10,938,745	16,896,419	300,122,353	265,171,493	79,447,152	73,655,354
(23,572)	(29,928)	(2,566,950)	(899,960)	(526,866)	(151,726)
(85,282)	(141,678)	(316,041)	(66,255)	(70,890)	(44,887)
(5,056,623)	(8,396,734)	(10,193,525)	(2,159,017)	(2,830,493)	(1,279,391)
(233,554)	(293,005)	(989,664)	(440,131)	(708,418)	(40,961)
(769,249)	(1,277,565)	(3,735,981)	(1,682,240)	(1,547,890)	(687,709)
(11,856,556)	(25,058,425)	(22,535,030)	(15,883,543)	(14,892,253)	(10,859,658)
–	–	–	–	–	–
(7,086,091)	(18,300,916)	259,785,162	244,040,347	58,870,342	60,591,022
8,217,306	(52,858,685)	348,026,514	194,012,261	78,504,271	51,483,546

64,056,602	116,915,287	229,326,889	35,314,628	60,144,292	8,660,746
$ 72,273,908	$ 64,056,602	$ 577,353,403	$ 229,326,889	$ 138,648,563	$ 60,144,292

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	SAM
	Conservative
	Growth
	Portfolio
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 1,159,295	$ 462,362
Total realized gains (losses) on investments	(571,701)	1,150,956
Change in net unrealized appreciation or depreciation of investments	7,205,836	(9,970,888)
Net gains (lossses) from investments	7,793,430	(8,357,570)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	7,793,430	(8,357,570)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	19,074,680	27,494,346
Administration charges	(10,488)	(5,644)
Contingent sales charges	(51,719)	(21,181)
Contract terminations	(1,684,947)	(684,818)
Death benefit payments	(56,840)	–
Flexible withdrawal option payments	(197,284)	(149,819)
Transfer payments to other contracts	(5,754,212)	(2,683,492)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	11,319,190	23,949,392
Total increase (decrease)	19,112,620	15,591,822

Net assets at beginning of period	22,493,595	6,901,773
Net assets at end of period	$ 41,606,215	$ 22,493,595

See accompanying notes.

SAM		SAM
Flexible		Strategic
Income		Growth		Short-Term
Portfolio		Portfolio		Bond
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ 3,054,285	$1,277,713	$ 534,685	$331,486	$ 5,707,030	$4,875,746
(1,515,430)	1,526,798	(1,869,905)	1,298,155	(3,154,917)	(3,548,152)
15,170,884	(8,573,985)	7,394,328	(8,719,757)	6,749,994	(20,527,201)
16,709,739	(5,769,474)	6,059,108	(7,090,116)	9,302,107	(19,199,607)

–	–	–	–	–	–

16,709,739	(5,769,474)	6,059,108	(7,090,116)	9,302,107	(19,199,607)

79,992,452	86,506,079	12,997,019	20,627,592	32,466,887	44,820,832
(424,123)	(113,308)	(8,327)	(4,508)	(605,318)	(581,830)
(103,063)	(69,110)	(30,904)	(16,923)	(138,377)	(173,227)
(4,188,488)	(2,500,034)	(1,030,461)	(655,741)	(5,467,219)	(6,752,698)
(308,853)	(89,213)	(162,037)	(2,817)	(506,138)	(740,100)
(1,977,476)	(868,517)	(154,185)	(97,306)	(2,905,195)	(3,513,885)
(27,390,453)	(12,245,490)	(3,839,826)	(3,207,792)	(20,760,844)	(52,508,378)
–	–	–	–	–	–
45,599,996	70,620,407	7,771,279	16,642,505	2,083,796	(19,449,286)
62,309,735	64,850,933	13,830,387	9,552,389	11,385,903	(38,648,893)

66,369,891	1,518,958	16,338,612	6,786,223	114,329,097	152,977,990
$ 128,679,626	$ 66,369,891	$ 30,168,999	$ 16,338,612	$ 125,715,000	$ 114,329,097

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	Short-Term
	Income
	Division (1)
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ 732,443	$ (8,916)
Total realized gains (losses) on investments	36,022	7
Change in net unrealized appreciation or depreciation of investments	(27,169)	(157)
Net gains (lossses) from investments	741,296	(9,066)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	741,296	(9,066)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	27,914,538	274,679
Administration charges	(41,399)	(83)
Contingent sales charges	(14,072)	–
Contract terminations	(777,339)	–
Death benefit payments	(25,848)	–
Flexible withdrawal option payments	(171,549)	–
Transfer payments to other contracts	(4,335,776)	(4,211)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	22,548,555	270,385
Total increase (decrease)	23,289,851	261,319

Net assets at beginning of period	261,319	–
Net assets at end of period	$ 23,551,170	$ 261,319

(1) Commenced operations November 24, 2008.

See accompanying notes.

SmallCap		SmallCap		SmallCap
Blend		Growth II		Value I
Division		Division		Division
2009	2008	2009	2008	2009	2008

$ (187,424)	$ (450,823)	$ (334,253)	$ (500,127)	$ 624,402	$ (441,567)
(3,234,069)	4,391,590	(2,980,114)	(2,752,055)	(7,979,980)	7,515,885
8,913,069	(25,781,767)	9,861,828	(15,384,937)	17,927,225	(44,840,466)
5,491,576	(21,841,000)	6,547,461	(18,637,119)	10,571,647	(37,766,148)

–	–	–	–	–	–

5,491,576	(21,841,000)	6,547,461	(18,637,119)	10,571,647	(37,766,148)

3,891,119	3,979,820	3,973,681	4,835,027	14,066,914	22,046,166
(5,822)	(8,472)	(4,289)	(5,181)	(225,382)	(219,829)
(40,202)	(67,080)	(33,592)	(56,468)	(92,958)	(143,628)
(3,040,478)	(5,187,036)	(2,248,330)	(3,443,038)	(4,955,267)	(6,695,459)
(101,640)	(135,513)	(156,453)	(79,952)	(290,611)	(286,298)
(481,547)	(860,728)	(257,904)	(364,143)	(972,043)	(1,227,159)
(4,385,188)	(8,590,660)	(3,200,018)	(6,050,797)	(12,096,755)	(24,391,324)
–	–	–	–	–	–
(4,163,758)	(10,869,669)	(1,926,905)	(5,164,552)	(4,566,102)	(10,917,531)
1,327,818	(32,710,669)	4,620,556	(23,801,671)	6,005,545	(48,683,679)

32,501,151	65,211,820	24,054,630	47,856,301	74,626,359	123,310,038
$ 33,828,969	$ 32,501,151	$ 28,675,186	$ 24,054,630	$ 80,631,904	$ 74,626,359

Principal Life Insurance Company
Separate Account B
Statements of Changes in Net Assets (continued)
Years Ended December 31, 2009 and 2008, Except as Noted

	T. Rowe Price
	Blue Chip
	Growth II
	Division
	2009	2008
Increase (decrease) in net assets from
Operations:
Net investment income (loss)	$ (36,101)	$ (22,984)
Total realized gains (losses) on investments	(113,736)	(79,654)
Change in net unrealized appreciation or depreciation of investments	1,079,077	(852,802)
Net gains (lossses) from investments	929,240	(955,440)

Payment from Affiliate	–	–

Net increase (decrease) in net assets resulting from operations	929,240	(955,440)

Changes from principal transactions:
Purchase payments, less sales charges, per payment fees
and applicable premium taxes	4,043,942	838,742
Administration charges	(10,208)	(105)
Contingent sales charges	(3,884)	(3,801)
Contract terminations	(100,966)	(86,090)
Death benefit payments	(3,440)	–
Flexible withdrawal option payments	(19,803)	(9,109)
Transfer payments to other contracts	(1,111,322)	(378,209)
Annuity payments	–	–
Increase (decrease) in net assets from principal transactions	2,794,319	361,428
Total increase (decrease)	3,723,559	(594,012)

Net assets at beginning of period	1,277,586	1,871,598
Net assets at end of period	$ 5,001,145	$ 1,277,586

(1) Commenced operations May 18, 2009.

See accompanying notes.

				Van Eck
Rowe Price		Templeton		Worldwide
Health		Growth Securities		Hard Assets
Sciences II		Class 2		Service Class
Division		Division		Division (1)
2009	2008	2009	2008	2009

$ (57,301)	$ (54,798)	$ 25,874	$ 17,552	$ (3,425)
(215,091)	(2,636)	(126,785)	76,480	19,535
1,376,826	(1,302,312)	399,572	(1,102,357)	26,030
1,104,434	(1,359,746)	298,661	(1,008,325)	42,140

–	–	–	–	–

1,104,434	(1,359,746)	298,661	(1,008,325)	42,140

1,763,044	2,491,467	66,181	150,654	1,205,728
(15,729)	(10,936)	–	–	(89)
(5,252)	(6,238)	(566)	(1,072)	(478)
(136,520)	(141,297)	(101,160)	(307,458)	(12,430)
(1,801)	(19,809)	(1,386)	(20,805)	–
(59,291)	(48,125)	(13,106)	(30,822)	–
(1,516,653)	(1,026,645)	(91,497)	(287,074)	(153,406)
–	–	–	–	–
27,798	1,238,417	(141,534)	(496,577)	1,039,325
1,132,232	(121,329)	157,127	(1,504,902)	1,081,465

3,736,468	3,857,797	1,158,190	2,663,092	–
$ 4,868,700	$ 3,736,468	$ 1,315,317	$ 1,158,190	$ 1,081,465

Principal Life Insurance Company
Separate Account B
Notes to Financial Statements
December 31, 2009

1. Nature of Operations and Significant Accounting Policies

Principal Life Insurance Company Separate Account B (Separate Account B) is a segregated investment account of Principal Life Insurance Company (Principal Life) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate
Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2009, contractholder investment options include the following open-
end management investment companies:

Principal Variable Contracts Fund, Inc. (1)
Asset Allocation Account
Balanced Account
Bond & Mortgage Securities Account
Capital Appreciation Account (5, 10)
Diversified International Account
Equity Income Account (4)
Government & High Quality Bond Account
International Emerging Markets Account
International SmallCap Account
LargeCap Blend II Account
LargeCap Growth Account
LargeCap Growth I Account
LargeCap S&P 500 Index Account
LargeCap Value Account
LargeCap Value III Account
MidCap Blend Account
MidCap Growth I Account
MidCap Value II Account
Money Market Account
Mortgage Securities Account (7)
Principal LifeTime Strategic Income Account (2)
Principal LifeTime 2010 Account (2)
Principal LifeTime 2020 Account (2)
Principal LifeTime 2030 Account (2)
Principal LifeTime 2040 Account (2)
Principal LifeTime 2050 Account (2)
Real Estate Securities Account
Short-Term Bond Account
Short-Term Income Account (7)
SmallCap Blend Account
SmallCap Growth II Account
SmallCap Value I Account
Strategic Asset Management Portfolio – Balanced Portfolio Accounts (5)
Strategic Asset Management Portfolio – Conservative Balanced Portfolio Account (5)
Strategic Asset Management Portfolio – Conservative Growth Portfolio Account (5)
Strategic Asset Management Portfolio – Flexible Income Portfolio Account (5)
Strategic Asset Management Portfolio – Strategic Growth Portfolio Account (5)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements

1. Nature of Operations and Significant Accounting Policies (continued)

AIM V.I. Basic Value Fund – Series I (2)
AIM V.I. Capital Appreciation Fund – Series I (3)
AIM V.I. Core Equity Fund – Series I
AIM V.I. Dynamics Fund – Series I
AIM V.I. Global Health Care Fund – Series I
AIM V.I. International Growth Fund – Series I (6)
AIM V.I. Small Cap Equity Fund – Series I (2)
AIM V.I. Technology Fund – Series I
Alliance Bernstein VP Series Fund, Inc:
Small Cap Growth Portfolio – Class A (2)
American Century Variable Portfolios, Inc:
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II (2)
VP Ultra Fund – Class I
VP Ultra Fund – Class II (2)
VP Value Fund – Class II
VP Vista Fund – Class I (2)
Dreyfus Investment Portfolios:
Technology Growth Portfolio – Service Shares (2)
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio – SC2
Growth Portfolio – SC
Growth Portfolio – SC2 (2)
Overseas Portfolio – SC2 (2)
Fidelity Variable Insurance Products Fund II:
Contrafund Portfolio – SC
Contrafund Portfolio – SC2 (2)
Fidelity Variable Insurance Products Fund III:
Mid Cap Portfolio – SC2 (2)
Franklin Templeton VIP Trust:
Templeton Growth Securities Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Service Class I (2)
Structured Small Cap Equity Fund – Service Class I (2)
Janus Aspen Series Enterprise Portfolio – Service Shares (9)
MFS VIT Utilities Service Class (8)
MFS VIT Value Service Class (8)
Neuberger Berman AMT Partners Portfolio – I Class (2)
Neuberger Berman AMT Small-Cap Growth Portfolio – S Class (2)
Neuberger Berman AMT Socially Responsive Portfolio – I Class (2)
PIMCO Variable Insurance Trust:
All Asset Administrative Class (8)
Total Return Administrative Class (8)
T. Rowe Price Blue Chip Growth Portfolio – II (2)
T. Rowe Price Health Sciences Portfolio – II (2)
Van Eck Worldwide Hard Assets Service Class (8)

(1) Organized by Principal Life Insurance Company
(2) Commenced operations January 4, 2005
(3) Commenced operations April 28, 2006
(4) Commenced operations January 5, 2007.
(5) Commenced operations May 1, 2007.
(6) Commenced operations May 19, 2008.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

(7) Commenced operations November 24, 2008.
(8) Commenced operations May 18, 2009.
(9) Represented the operations of Janus Aspen Series Mid Cap Growth Portfolio – Service Shares Division until May 18,
2009 name change.
(10) Represented the operations of West Coast Equity Division until November 23, 2009 name change.

Commencement of operations date is the date that the division became available to contractholders.

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life: Bankers Flexible Annuity; Pension
Builder Plus; Pension Builder Plus – Rollover IRA; Personal Variable; Premier Variable; Principal
Freedom Variable Annuity; Principal Freedom 2 Variable Annuity; The Principal Variable
Annuity; The Principal Variable Annuity with Purchase Payment Credit Rider; Principal
Investment Plus Variable Annuity, and Principal Investment Plus Variable Annuity with Purchase
Rider. Principal Life no longer accepts contributions for Bankers Flexible Annuity Contracts,
Pension Builder Plus Contracts and Pension Builder Plus-Rollover IRA Contracts.
Contractholders are being given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers beginning January 1998.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principals requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset values (“NAV”) per share on December 31, 2009.
Effective January 1, 2009, Principal Life changed its method of computing realized gains and losses from the average cost method to the specific identification method. This change had no effect on the statement of net assets at December 31, 2009 and 2008 or the net increase
(decrease) in net assets resulting from operations for the periods indicated herein. Due to impracticability, realized and unrealized gains and losses for the period from January 1, 2008 to
December 31, 2008, which are disclosed on the statement of changes in net assets, have not been retrospectively adjusted to amounts that would have been reported using the specific identification method. Instead, the specific identification method was adopted prospectively from January 1,
2009 which is considered to be the earliest date practicable.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The specific identification method is preferred in order to create consistency in the accounting method used by all separate accounts sponsored by Principal Life, for use in life insurance, individual and group annuity products. Dividends are taken into income on an accrual basis as of the ex-dividend date. Investment transactions are accounted for on a trade date basis.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:
• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
• Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
• Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.
All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

Foreign Tax Withholdings

Principal Life may be entitled to claim a federal income tax credit to the extent foreign income taxes are withheld on investment income allocated to Separate Account B. Principal Life will compensate each separate account division in an amount equal to the tax benefit claimed on its federal income tax return, or subsequently claimed for refund, attributable to foreign taxes on the division’s share of income associated with investments allocated to Separate Account B within a reasonable time of receiving a tax benefit. The amounts presented as Payment from Affiliate on the Statement of Operations and the Statement of Changes in Net Assets reflect compensation for subsequently claimed refunds.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

of $7 for each participant’s account is deducted as compensation for administrative expenses.
This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA Contracts – Mortality and
expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1% for a Rollover
Individual Retirement Annuity) of the asset value of each contract. A contingent sales charge of up to 7% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon a participant’s investment account values and the number of participants under the retirement plan and their participant investment account value.

Personal Variable Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. A contingent sales charge of up to
5% may be deducted from withdrawals from an investment account during the first seven years from the date the first contribution which relates to such participant is accepted by
Principal Life. This charge does not apply to withdrawals made from investment accounts which correlate to a plan participant as a result of the plan participant’s death or permanent disability. An annual administration charge of $34 for each participant’s account plus 0.35%
of the annual average balance of investment account values which correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable Contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The Contractholder must also pay contract administration charges. The annual charge ranges from a minimum charge of $2,150 to $7,725 plus 0.03% of account values greater than $30,000,000. The amount varies by Plan document and account balance of contract. Recordkeeping charges are also paid by the
Contractholder. The annual charge ranges from $2,250 to $25,316 plus $10 per participant.
The amount varies by total plan participants. There were no contingent sales charges provided for in these contracts.

Principal Freedom Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A contingent sales charge up to

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

6% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility, or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

Principal Freedom 2 Variable Annuity – Mortality and expenses risk assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. A surrender charge up to 3% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility, or terminal illness.
Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each Division. This fee is currently being waived. Effective November 27, 2000, Principal Life added a purchase payment credit rider to the contract, at an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

The Principal Investment Plus Variable Annuity - Mortality and expense risks assumed by
Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A contingent sales charge of up to 6% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility, or terminal illness. An annual administration charge of the lesser of 2% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each
Division. This fee is currently being waived. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.6%. For electing participants, the rider is deducted from the daily unit value.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

During the year ended December 31, 2009, management fees were paid indirectly to Principal
Management Corporation (wholly owned by Principal Financial Services, Inc. ), an affiliate of
Principal Life, in its capacity as advisor to Principal Variable Contracts Fund, Inc. Investment
advisory and management fees are computed on an annual rate of 0.25% of the average daily net assets of the LargeCap S&P 500 Index Account and 0.03% of each of the Principal LifeTime
Accounts’ average daily net assets. Prior to July 1, 2009, the annual rate paid by each Principal
LifeTime Account was 0.1225% of the average daily net assets up to $3 billion and 0.1125% of the average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

The annual rates used in this calculation for each of the other Accounts are as shown in the following tables.

		Net Assets of Accounts (in millions)

					Over
	First $100	Next $100	Next $100	Next $100	$400
Asset Allocation Account	0.80%	0.75%	0.70%	0.65%	0.60%
Balanced Account	0.60	0.55	0.50	0.45	0.40
Bond & Mortgage Securities Account	0.50	0.45	0.40	0.35	0.30
Equity Income Account	0.60	0.55	0.50	0.45	0.40
Government & High Quality Bond Account	0.50	0.45	0.40	0.35	0.30
International SmallCap Account	1.20	1.15	1.10	1.05	1.00
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Blend Account	0.65	0.60	0.55	0.50	0.45
MidCap Growth Account I	0.90	0.85	0.80	0.75	0.70
Money Market Account	0.50	0.45	0.40	0.35	0.30
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
Short-Term Bond Account	0.50	0.45	0.40	0.35	0.30
SmallCap Blend Account	0.85	0.80	0.75	0.70	0.65
SmallCap Growth Account II	1.00	0.95	0.90	0.85	0.80
SmallCap Value Account I	1.10	1.05	1.00	0.95	0.90

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

2. Expenses and Related Party Transactions (continued)

		Net Assets of Accounts (in millions)
	First	Next	Next	Next	Over
	$250	$250	$250	$250	$1,000
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Blend Account II	0.75	0.70	0.65	0.60	0.55
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40
LargeCap Value Account III	0.75	0.70	0.65	0.60	0.55
MidCap Value Account II	1.05	1.00	0.95	0.90	0.85

	Net Assets of Accounts				Net Assets of Accounts
		(in millions)			(in millions)
	First	Next	Over		First	Over
	$200	$300	$500		$500	$500
Short-Term				Capital Appreciation
Income Account	0.50%	0.45%	0.40%	Account	0.625%	0.50%

		Net Assets of Accounts (in millions)
			Next $1	Next $1	Over $3
	First $500	Next $500	billion	billion	billion
LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

Net Assets of Accounts
	First $2	Over $2
	billion	billion		Overall Fee
Equity Income	0.50%	0.45%		0.25%
Account			LargeCap S&P 500 Index Account
Mortgage Securities
Account	0.50	0.45

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of
Separate Account B.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the period ended December 31, 2009:

Division:	Purchases	Sales

AIM V.I. Basic Value Series I Division:
Principal Investment Plus Variable Annuity	$ 2,985,182	$ 1,209,848
Principal Investment Plus Variable Annuity with Purchase
Rider	353,238	81,914

AIM V.I. Capital Appreciation Series I Division:
The Principal Variable Annuity	870,307	1,316,554
The Principal Variable Annuity with Purchase Payment
Credit Rider	37,772	574,913

AIM V.I. Core Equity Series I Division:
The Principal Variable Annuity	3,697,670	5,996,087
The Principal Variable Annuity with Purchase Payment
Credit Rider	324,841	3,174,132

AIM V.I. Dynamics Series I Division:
The Principal Variable Annuity	238,567	256,227
The Principal Variable Annuity with Purchase Payment
Credit Rider	163,820	199,009

AIM V.I. Global Health Care Series I Division:
The Principal Variable Annuity	1,051,385	1,613,975
The Principal Variable Annuity with Purchase Payment
Credit Rider	215,270	1,310,468

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

AIM V.I. International Growth Series I Division:
Principal Investment Plus Variable Annuity	$ 3,047,163	$ 535,099
Principal Investment Plus Variable Annuity with Purchase
Rider	304,255	30,552

AIM V.I. Small Cap Equity Series I Division:
The Principal Variable Annuity	473,014	624,388
The Principal Variable Annuity with Purchase Payment
Credit Rider	78,083	311,292
Principal Investment Plus Variable Annuity	1,417,672	271,627
Principal Investment Plus Variable Annuity with Purchase
Rider	152,522	158,224

AIM V.I. Technology Series I Division:
The Principal Variable Annuity	2,147,884	1,529,950
The Principal Variable Annuity with Purchase Payment
Credit Rider	624,852	436,207

AllianceBernstein Small Cap Growth Class A Division:
Principal Investment Plus Variable Annuity	531,985	410,674
Principal Investment Plus Variable Annuity with Purchase
Rider	105,238	66,322

American Century VP Income & Growth Class I Division:
Principal Freedom Variable Annuity	249,584	589,664
Principal Freedom 2 Variable Annuity	4,212	34,818
The Principal Variable Annuity	1,888,136	2,203,086
The Principal Variable Annuity with Purchase Payment
Credit Rider	449,426	1,940,750

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

American Century VP Inflation Protection Class II Division:
Principal Investment Plus Variable Annuity	$ 25,621,299	$ 18,469,041
Principal Investment Plus Variable Annuity with Purchase
Rider	5,131,306	4,485,484

American Century VP Ultra Class I Division:
The Principal Variable Annuity	560,071	842,400
The Principal Variable Annuity with Purchase Payment
Credit Rider	378,455	677,526

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	4,220,299	9,687,396
Principal Investment Plus Variable Annuity with Purchase
Rider	683,058	3,078,034

American Century VP Value Class II Division:
The Principal Variable Annuity	2,463,626	3,781,895
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,099,829	2,653,354

American Century VP Vista Class I Division:
Principal Investment Plus Variable Annuity	315,542	349,337
Principal Investment Plus Variable Annuity with Purchase
Rider	52,094	86,119

Asset Allocation Division:
Premier Variable	91,879	77,379
The Principal Variable Annuity	4,120,317	7,962,894
The Principal Variable Annuity with Purchase Payment
Credit Rider	470,250	3,214,020
Principal Investment Plus Variable Annuity	3,807,831	1,833,296
Principal Investment Plus Variable Annuity with Purchase
Rider	551,530	441,042

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Balanced Division:
Personal Variable	$ 123,576	$ 144,531
Premier Variable	520,566	644,023
The Principal Variable Annuity	3,721,654	8,074,367
The Principal Variable Annuity with Purchase Payment
Credit Rider	700,394	2,880,985

Bond & Mortgage Securities Division:
Personal Variable	108,462	45,167
Premier Variable	967,647	443,253
Principal Freedom Variable Annuity	1,373,460	2,233,131
Principal Freedom 2 Variable Annuity	191,345	326,868
The Principal Variable Annuity	23,021,530	29,260,346
The Principal Variable Annuity with Purchase Payment
Credit Rider	10,398,772	16,389,718
Principal Investment Plus Variable Annuity	25,064,399	17,483,709
Principal Investment Plus Variable Annuity with Purchase
Rider	6,166,419	5,210,224

Capital Appreciation Division:
Principal Freedom 2 Variable Annuity	969	789
Principal Investment Plus Variable Annuity	1,885,392	503,253
Principal Investment Plus Variable Annuity with Purchase
Rider	588,392	219,055

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Diversified International Division:
Personal Variable	$ 138,888	$ 168,081
Premier Variable	850,098	841,392
Principal Freedom Variable Annuity	744,461	1,057,668
Principal Freedom 2 Variable Annuity	164,780	161,734
The Principal Variable Annuity	16,397,842	21,206,404
The Principal Variable Annuity with Purchase Payment
Credit Rider	5,003,773	10,843,934
Principal Investment Plus Variable Annuity	11,959,356	6,354,555
Principal Investment Plus Variable Annuity with Purchase
Rider	2,014,882	1,473,285

Dreyfus IP Technology Growth Service Shares Division:
Principal Investment Plus Variable Annuity	1,687,975	663,884
Principal Investment Plus Variable Annuity with Purchase
Rider	275,312	117,095

Equity Income Division:
Premier Variable	22,177	31,234
The Principal Variable Annuity	5,231,198	5,885,966
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,077,142	3,350,481
Principal Investment Plus Variable Annuity	23,635,059	19,518,802
Principal Investment Plus Variable Annuity with Purchase
Rider	3,389,188	4,480,169

Fidelity VIP Equity-Income Service Class 2 Division:
The Principal Variable Annuity	3,353,403	4,900,419
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,586,817	3,160,920
Principal Investment Plus Variable Annuity	1,446,505	1,496,361
Principal Investment Plus Variable Annuity with Purchase
Rider	240,795	295,954

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	$ 1,777,979	$ 3,168,409
The Principal Variable Annuity with Purchase Payment
Credit Rider	343,983	1,853,690

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	651,938	728,888
Principal Investment Plus Variable Annuity with Purchase
Rider	151,577	222,105

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	8,042,813	7,598,646
Principal Investment Plus Variable Annuity with Purchase
Rider	1,774,770	2,482,474

Fidelity VIP II Contrafund Service Class Division:
The Principal Variable Annuity	7,567,424	11,841,774
The Principal Variable Annuity with Purchase Payment
Credit Rider	2,383,438	6,798,972

Fidelity VIP II Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	12,748,130	10,209,127
Principal Investment Plus Variable Annuity with Purchase
Rider	1,619,683	1,485,457

Fidelity VIP III Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	2,375,837	1,779,131
Principal Investment Plus Variable Annuity with Purchase
Rider	478,385	560,624

Goldman Sachs VIT Mid Cap Value Service Class I
Principal Investment Plus Variable Annuity	$ 1,229,319	$ 1,794,423
Principal Investment Plus Variable Annuity with Purchase
Rider	539,970	657,738

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Goldman Sachs VIT Structured Small Cap Equity Service
Class I Division:
Principal Investment Plus Variable Annuity	950,865	600,732
Principal Investment Plus Variable Annuity with Purchase
Rider	130,098	214,702

Government & High Quality Bond Division:
Pension Builder Plus	8,860	17,085
Pension Builder Plus - Rollover IRA	1,735	496
Personal Variable	81,473	83,231
Premier Variable	1,349,657	916,126
Principal Freedom Variable Annuity	664,581	1,419,216
Principal Freedom 2 Variable Annuity	89,969	111,365
The Principal Variable Annuity	27,849,252	43,956,769
The Principal Variable Annuity with Purchase Payment
Credit Rider	6,972,485	21,771,881
Principal Investment Plus Variable Annuity	21,455,364	16,396,255
Principal Investment Plus Variable Annuity with Purchase
Rider	3,979,180	3,231,511

International Emerging Markets Division:
Premier Variable	371,613	315,325
The Principal Variable Annuity	13,490,730	12,042,182
The Principal Variable Annuity with Purchase Payment
Credit Rider	3,795,010	7,026,467
Principal Investment Plus Variable Annuity	9,014,037	5,395,449
Principal Investment Plus Variable Annuity with Purchase
Rider	2,133,614	2,270,460

International SmallCap Division:
Premier Variable	$ 54,739	$ 11,389
The Principal Variable Annuity	6,237,080	8,338,684

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,508,511	4,536,454
Principal Investment Plus Variable Annuity	2,693,670	2,830,699
Principal Investment Plus Variable Annuity with Purchase
Rider	848,273	931,316

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	2,571,952	2,276,926
The Principal Variable Annuity with Purchase Payment
Credit Rider	367,066	2,144,984

LargeCap Blend II Division:
The Principal Variable Annuity	4,508,621	9,280,292
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,820,671	5,516,291
Principal Investment Plus Variable Annuity	10,221,473	13,533,847
Principal Investment Plus Variable Annuity with Purchase
Rider	1,603,612	4,053,430

LargeCap Growth Division:
Personal Variable	365,437	551,643
Premier Variable	566,441	904,023
The Principal Variable Annuity	3,781,101	7,710,007
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,095,906	2,728,315
Principal Investment Plus Variable Annuity	4,587,753	1,698,100
Principal Investment Plus Variable Annuity with Purchase
Rider	810,551	507,727

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

LargeCap Growth I Division:
Premier Variable	$ 670,059	$ 379,404
Principal Freedom Variable Annuity	216,788	295,624
Principal Freedom 2 Variable Annuity	1,058	7,069
The Principal Variable Annuity	8,270,789	18,064,848
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,941,958	7,003,224
Principal Investment Plus Variable Annuity	2,708,849	1,747,778
Principal Investment Plus Variable Annuity with Purchase
Rider	749,288	665,722

LargeCap S&P 500 Index Division:
Premier Variable	185,310	242,675
Principal Freedom Variable Annuity	841,300	2,018,026
Principal Freedom 2 Variable Annuity	332,988	331,144
The Principal Variable Annuity	8,477,709	10,671,413
The Principal Variable Annuity with Purchase Payment
Credit Rider	2,945,537	6,556,362
Principal Investment Plus Variable Annuity	9,823,493	5,539,291
Principal Investment Plus Variable Annuity with Purchase
Rider	1,261,129	945,653

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

LargeCap Value Division:
Bankers Flexible Annuity	$ 58,302	$ 312,707
Pension Builder Plus	72,785	105,938
Pension Builder Plus - Rollover IRA	52,716	94,892
Personal Variable	124,718	320,504
Premier Variable	1,220,817	1,808,830
Principal Freedom Variable Annuity	313,415	579,404
Principal Freedom 2 Variable Annuity	25,452	42,923
The Principal Variable Annuity	7,752,088	12,300,133
The Principal Variable Annuity with Purchase Payment
Credit Rider	989,514	3,806,297
Principal Investment Plus Variable Annuity	3,904,835	2,407,086
Principal Investment Plus Variable Annuity with Purchase
Rider	1,057,161	943,161

LargeCap Value III Division:
The Principal Variable Annuity	4,541,135	7,579,005
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,617,086	3,840,634
Principal Investment Plus Variable Annuity	12,947,176	10,847,594
Principal Investment Plus Variable Annuity with Purchase
Rider	3,791,493	3,221,083

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	$ 381,136	$ 9,318
Principal Investment Plus Variable Annuity with Purchase
Rider	186,730	1,140

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	373,817	2,236
Principal Investment Plus Variable Annuity with Purchase
Rider	79,299	409

MidCap Blend Division:
Personal Variable	180,373	308,244
Premier Variable	1,031,798	1,218,928
Principal Freedom Variable Annuity	485,744	649,609
Principal Freedom 2 Variable Annuity	61,846	47,516
The Principal Variable Annuity	19,280,158	28,901,732
The Principal Variable Annuity with Purchase Payment
Credit Rider	3,966,085	11,768,860
Principal Investment Plus Variable Annuity	12,765,890	10,045,524
Principal Investment Plus Variable Annuity with Purchase
Rider	2,082,302	3,089,635

MidCap Growth I Division:
Premier Variable	128,667	145,665
Principal Freedom Variable Annuity	97,541	154,806
Principal Freedom 2 Variable Annuity	2,017	7,287
The Principal Variable Annuity	2,562,710	4,497,577
The Principal Variable Annuity with Purchase Payment
Credit Rider	728,339	2,354,690
Principal Investment Plus Variable Annuity	1,201,745	813,944
Principal Investment Plus Variable Annuity with Purchase
Rider	468,156	454,571

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

MidCap Value II Division:
Premier Variable	$ 207,596	$ 200,229
Principal Freedom Variable Annuity	220,186	877,396
Principal Freedom 2 Variable Annuity	150,336	185,325
The Principal Variable Annuity	3,250,284	5,436,718
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,181,397	3,452,806
Principal Investment Plus Variable Annuity	7,677,932	9,736,984
Principal Investment Plus Variable Annuity with Purchase
Rider	1,497,422	2,884,254

Money Market Division:
Pension Builder Plus	446	9,854
Pension Builder Plus - Rollover IRA	21	170
Personal Variable	547,099	636,796
Premier Variable	3,040,748	3,473,807
Principal Freedom Variable Annuity	1,513,439	4,224,318
Principal Freedom 2 Variable Annuity	753,940	855,455
The Principal Variable Annuity	52,291,827	95,158,668
The Principal Variable Annuity with Purchase Payment
Credit Rider	18,970,280	41,621,704
Principal Investment Plus Variable Annuity	50,533,446	57,248,468
Principal Investment Plus Variable Annuity with Purchase
Rider	13,054,635	17,215,382

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Mortgage Securities Division:
Principal Freedom Variable Annuity	$ 235,422	$ 109,320
Principal Freedom 2 Variable Annuity	13,558	5,823
The Principal Variable Annuity	4,350,923	1,357,784
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,655,347	722,325
Principal Investment Plus Variable Annuity	8,715,179	1,319,262
Principal Investment Plus Variable Annuity with Purchase
Rider	1,344,262	277,753

Neuberger Berman AMT Partners I Class Division:
Principal Investment Plus Variable Annuity	2,158,452	1,573,206
Principal Investment Plus Variable Annuity with Purchase
Rider	302,451	300,903

Neuberger Berman AMT Small-Cap Growth S Class
Division:
Principal Investment Plus Variable Annuity	566,566	269,704
Principal Investment Plus Variable Annuity with Purchase
Rider	176,705	128,557

Neuberger Berman AMT Socially Responsive I Class
Division:
Principal Investment Plus Variable Annuity	1,694,363	1,125,669
Principal Investment Plus Variable Annuity with Purchase
Rider	469,423	268,151

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	435,557	25,687
Principal Investment Plus Variable Annuity with Purchase
Rider	114,395	1,145

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	$ 3,955,554	$ 111,115
Principal Investment Plus Variable Annuity with Purchase
Rider	546,561	25,588

Principal LifeTime Strategic Income Division:
Principal Freedom 2 Variable Annuity	141,756	169,333
The Principal Variable Annuity	501,867	761,157
The Principal Variable Annuity with Purchase Payment
Credit Rider	452,155	100,911
Principal Investment Plus Variable Annuity	6,371,297	3,431,508
Principal Investment Plus Variable Annuity with Purchase
Rider	724,146	989,225

Principal LifeTime 2010 Division:
Principal Freedom 2 Variable Annuity	130,934	515,860
The Principal Variable Annuity	436,602	381,881
The Principal Variable Annuity with Purchase Payment
Credit Rider	93,773	168,552
Principal Investment Plus Variable Annuity	6,441,611	4,222,776
Principal Investment Plus Variable Annuity with Purchase
Rider	818,391	793,833

Principal LifeTime 2020 Division:
Principal Freedom 2 Variable Annuity	295,781	602,199
The Principal Variable Annuity	1,261,846	234,864
The Principal Variable Annuity with Purchase Payment
Credit Rider	454,716	132,522
Principal Investment Plus Variable Annuity	24,405,618	13,656,058
Principal Investment Plus Variable Annuity with Purchase
Rider	3,794,220	3,651,587

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Principal LifeTime 2030 Division:
Principal Freedom 2 Variable Annuity	$ 197,652	$ 734,050
The Principal Variable Annuity	509,306	204,017
The Principal Variable Annuity with Purchase Payment
Credit Rider	48,287	20,711
Principal Investment Plus Variable Annuity	22,380,279	2,660,498
Principal Investment Plus Variable Annuity with Purchase
Rider	6,136,603	1,388,129

Principal LifeTime 2040 Division:
Principal Freedom 2 Variable Annuity	6,907	79,629
The Principal Variable Annuity	3,447	34,535
The Principal Variable Annuity with Purchase Payment
Credit Rider	11,979	22,871
Principal Investment Plus Variable Annuity	697,603	876,943
Principal Investment Plus Variable Annuity with Purchase
Rider	250,623	540,658

Principal LifeTime 2050 Division:
Principal Freedom 2 Variable Annuity	2,536	37,003
The Principal Variable Annuity	11,941	25,428
The Principal Variable Annuity with Purchase Payment
Credit Rider	170,982	85,443
Principal Investment Plus Variable Annuity	584,514	375,756
Principal Investment Plus Variable Annuity with Purchase
Rider	154,073	225,527

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Real Estate Securities Division:
Premier Variable	$ 108,303	$ 102,817
Principal Freedom 2 Variable Annuity	59,479	83,569
The Principal Variable Annuity	6,210,185	9,321,432
The Principal Variable Annuity with Purchase Payment
Credit Rider	2,836,749	5,910,314
Principal Investment Plus Variable Annuity	3,257,466	2,405,250
Principal Investment Plus Variable Annuity with Purchase
Rider	934,545	1,043,328

SAM Balanced Portfolio Division:
Principal Freedom 2 Variable Annuity	851,617	296,753
The Principal Variable Annuity	16,579,025	5,133,250
The Principal Variable Annuity with Purchase Payment
Credit Rider	4,959,666	3,600,723
Principal Investment Plus Variable Annuity	274,407,412	31,807,492
Principal Investment Plus Variable Annuity with Purchase
Rider	28,314,627	4,477,206

SAM Conservative Balanced Portfolio Division:
Principal Freedom 2 Variable Annuity	231,521	131,064
The Principal Variable Annuity	9,572,020	2,555,071
The Principal Variable Annuity with Purchase Payment
Credit Rider	3,547,395	3,569,140
Principal Investment Plus Variable Annuity	59,188,786	11,384,405
Principal Investment Plus Variable Annuity with Purchase
Rider	11,405,647	4,258,825

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

SAM Conservative Growth Portfolio Division:
Principal Freedom 2 Variable Annuity	$ 383,000	$ 108,760
The Principal Variable Annuity	4,937,314	968,190
The Principal Variable Annuity with Purchase Payment
Credit Rider	3,146,456	2,383,106
Principal Investment Plus Variable Annuity	10,964,676	3,267,951
Principal Investment Plus Variable Annuity with Purchase
Rider	3,049,003	1,479,690

SAM Flexible Income Portfolio Division:
Principal Freedom 2 Variable Annuity	64,231	598
The Principal Variable Annuity	11,028,965	8,205,591
The Principal Variable Annuity with Purchase Payment
Credit Rider	4,910,043	4,808,682
Principal Investment Plus Variable Annuity	55,141,037	12,848,892
Principal Investment Plus Variable Annuity with Purchase
Rider	14,026,394	9,803,558

SAM Strategic Growth Portfolio Division:
Principal Freedom 2 Variable Annuity	367,863	30,740
The Principal Variable Annuity	3,668,187	1,795,647
The Principal Variable Annuity with Purchase Payment
Credit Rider	1,549,437	763,801
Principal Investment Plus Variable Annuity	5,831,123	1,842,475
Principal Investment Plus Variable Annuity with Purchase
Rider	2,754,854	1,113,129

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Short-Term Bond Division:
Principal Freedom Variable Annuity	$ 391,211	$ 645,746
Principal Freedom 2 Variable Annuity	10,635	27,762
The Principal Variable Annuity	6,605,496	7,639,343
The Principal Variable Annuity with Purchase Payment
Credit Rider	2,263,911	3,503,986
Principal Investment Plus Variable Annuity	23,813,367	15,276,474
Principal Investment Plus Variable Annuity with Purchase
Rider	6,678,706	4,879,189

Short-Term Income Division:
Principal Freedom Variable Annuity	101,174	6,746
Principal Freedom 2 Variable Annuity	51,823	376
The Principal Variable Annuity	6,988,447	1,562,974
The Principal Variable Annuity with Purchase Payment
Credit Rider	3,041,384	1,265,801
Principal Investment Plus Variable Annuity	16,152,866	1,997,279
Principal Investment Plus Variable Annuity with Purchase
Rider	2,452,356	673,876

SmallCap Blend Division:
Premier Variable	61,486	28,303
Principal Freedom Variable Annuity	210,259	492,835
Principal Freedom 2 Variable Annuity	61,215	76,074
The Principal Variable Annuity	3,262,792	5,016,803
The Principal Variable Annuity with Purchase Payment
Credit Rider	513,154	2,846,073

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

SmallCap Growth II Division:
Premier Variable	$ 207,974	$ 163,045
Principal Freedom Variable Annuity	44,598	109,326
Principal Freedom 2 Variable Annuity	772	6,608
The Principal Variable Annuity	1,929,681	3,336,963
The Principal Variable Annuity with Purchase Payment
Credit Rider	437,213	1,668,412
Principal Investment Plus Variable Annuity	1,015,385	696,495
Principal Investment Plus Variable Annuity with Purchase
Rider	338,058	253,990

SmallCap Value I Division:
Premier Variable	218,342	180,952
Principal Freedom 2 Variable Annuity	6,067	34,997
The Principal Variable Annuity	4,622,641	6,767,432
The Principal Variable Annuity with Purchase Payment
Credit Rider	884,289	3,452,896
Principal Investment Plus Variable Annuity	8,303,658	7,250,001
Principal Investment Plus Variable Annuity with Purchase
Rider	1,650,278	1,940,697

T. Rowe Price Blue Chip Growth II Division:
Principal Investment Plus Variable Annuity	3,695,153	1,165,474
Principal Investment Plus Variable Annuity with Purchase
Rider	348,789	120,250

T. Rowe Price Health Sciences II Division:
Principal Investment Plus Variable Annuity	1,426,706	1,530,893
Principal Investment Plus Variable Annuity with Purchase
Rider	336,338	261,654

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

4. Purchases and Sales of Investments (continued)

Division:	Purchases	Sales

Templeton Growth Securities Class 2 Division:
Principal Freedom Variable Annuity	$ 101,649	$ 217,309

Van Eck Worldwide Hard Assets Service Class Division:
Principal Investment Plus Variable Annuity	808,022	54,698
Principal Investment Plus Variable Annuity with Purchase
Rider	397,706	115,130

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding
Transactions in units were as follows for each of the periods ended December 31:

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

AIM V.I. Basic Value Series I Division:
Principal Investment Plus Variable Annuity	365,552	146,427	47,666	25,805
Principal Investment Plus Variable Annuity With
Purchase Rider	43,256	9,914	14,829	14,446

AIM V.I. Capital Appreciation Series I Division:
The Principal Variable Annuity	132,141	204,722	78,498	339,899
The Principal Variable Annuity With Purchase
Payment Credit Rider	5,736	89,398	27,441	68,753

AIM V.I. Core Equity Series I Division:
The Principal Variable Annuity	404,222	745,983	165,835	994,243
The Principal Variable Annuity With Purchase
Payment Credit Rider	35,511	394,899	46,099	385,285

AIM V.I. Dynamics Series I Division:
The Principal Variable Annuity	36,222	38,413	38,045	104,788
The Principal Variable Annuity With Purchase
Payment Credit Rider	24,873	29,835	19,334	31,821

AIM V.I. Global Health Care Series I Division:
The Principal Variable Annuity	112,275	176,220	115,332	206,495
The Principal Variable Annuity With Purchase
Payment Credit Rider	22,988	143,083	34,120	111,312

AIM V.I. International Growth Series I Division:
Principal Investment Plus Variable Annuity	417,031	72,911	19,471	5,076
Principal Investment Plus Variable Annuity With
Purchase Rider	41,640	4,163	5,418	1,424

AIM V.I. Small Cap Equity Series I Division:
The Principal Variable Annuity	45,900	61,881	41,722	62,673
The Principal Variable Annuity With Purchase
Payment Credit Rider	7,577	30,851	10,024	23,879
Principal Investment Plus Variable Annuity	132,229	26,381	51,940	19,656
Principal Investment Plus Variable Annuity With
Purchase Rider	14,226	15,367	9,604	9,596

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

AIM V.I. Technology Series I Division:
The Principal Variable Annuity	499,585	351,364	169,550	314,151
The Principal Variable Annuity With Purchase
Payment Credit Rider	145,337	100,178	38,219	120,809

Alliance Bernstein Small Cap Growth Class A
Division:
Principal Investment Plus Variable Annuity	55,641	42,447	52,705	21,891
Principal Investment Plus Variable Annuity With
Purchase Rider	11,007	6,855	5,599	9,250

American Century VP Income & Growth Class I
Division:
Principal Freedom Variable Annuity	14,243	73,516	26,293	144,628
Principal Freedom 2 Variable Annuity	60	4,990	2,225	2,442
The Principal Variable Annuity	175,242	281,099	95,020	400,991
The Principal Variable Annuity With Purchase
Payment Credit Rider	41,712	247,627	41,744	155,994

American Century VP Inflation Protection Class II
Division:
Principal Investment Plus Variable Annuity	2,186,229	1,587,697	2,241,768	2,615,115
Principal Investment Plus Variable Annuity With
Purchase Rider	437,848	385,596	595,555	887,093

American Century VP Ultra Class I Division:
The Principal Variable Annuity	81,832	123,790	107,207	219,609
The Principal Variable Annuity With Purchase
Payment Credit Rider	55,296	99,562	42,556	121,529

American Century VP Ultra Class II Division:
Principal Investment Plus Variable Annuity	519,671	1,121,101	2,239,417	886,780
Principal Investment Plus Variable Annuity With
Purchase Rider	84,109	356,216	734,091	350,009

American Century VP Value Class II Division:
The Principal Variable Annuity	163,935	381,966	171,028	590,577
The Principal Variable Annuity With Purchase
Payment Credit Rider	73,185	267,985	112,626	314,339

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

American Century VP Vista Class I Division:
Principal Investment Plus Variable Annuity	32,558	35,007	59,224	20,623
Principal Investment Plus Variable Annuity With
Purchase Rider	5,375	8,630	26,563	25,188

Asset Allocation Division:
Premier Variable	69,592	58,686	104,078	34,870
The Principal Variable Annuity	152,397	386,578	128,531	675,630
The Principal Variable Annuity With Purchase
Payment Credit Rider	17,393	156,032	48,964	194,298
Principal Investment Plus Variable Annuity	173,611	86,245	154,237	112,059
Principal Investment Plus Variable Annuity With
Purchase Rider	25,146	20,748	45,337	39,868

Balanced Division:
Personal Variable	57,264	84,810	49,179	180,818
Premier Variable	252,260	361,205	186,636	528,453
The Principal Variable Annuity	139,000	527,132	107,730	868,149
The Principal Variable Annuity With Purchase
Payment Credit Rider	26,159	188,085	46,997	174,047

Bond & Mortgage Securities Division:
Personal Variable	41,115	22,468	24,342	68,309
Premier Variable	317,685	230,967	607,083	724,008
Principal Freedom Variable Annuity	37,888	172,908	50,341	323,353
Principal Freedom 2 Variable Annuity	15,455	35,423	36,784	20,275
The Principal Variable Annuity	768,546	1,715,864	630,453	2,767,094
The Principal Variable Annuity With Purchase
Payment Credit Rider	347,151	961,114	440,145	1,230,982
Principal Investment Plus Variable Annuity	941,287	1,005,552	1,548,537	1,723,891
Principal Investment Plus Variable Annuity With
Purchase Rider	231,579	299,659	367,434	564,834

Capital Appreciation Division:
Principal Freedom 2 Variable Annuity	18	46	7,978	3,257
Principal Investment Plus Variable Annuity	251,542	69,296	137,341	27,386
Principal Investment Plus Variable Annuity With
Purchase Rider	78,501	30,163	78,621	25,704

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

Diversified International Division:
Personal Variable	61,074	90,337	41,916	127,577
Premier Variable	341,345	425,703	317,042	658,647
Principal Freedom Variable Annuity	50,601	99,687	49,713	162,138
Principal Freedom 2 Variable Annuity	16,143	20,737	33,468	52,947
The Principal Variable Annuity	672,532	1,230,330	621,481	1,788,934
The Principal Variable Annuity With Purchase
Payment Credit Rider	205,222	629,131	314,724	550,292
Principal Investment Plus Variable Annuity	594,116	362,187	590,586	401,009
Principal Investment Plus Variable Annuity With
Purchase Rider	100,095	83,972	147,235	110,581

Dreyfus IP Technology Growth Service Shares
Division:
Principal Investment Plus Variable Annuity	157,092	63,886	41,281	19,594
Principal Investment Plus Variable Annuity With
Purchase Rider	25,622	11,268	7,718	14,489

Equity Income Division:
Premier Variable	21,602	33,890	4,174	31,367
The Principal Variable Annuity	592,175	858,128	428,662	1,415,153
The Principal Variable Annuity With Purchase
Payment Credit Rider	121,933	488,474	183,547	520,612
Principal Investment Plus Variable Annuity	2,691,074	2,658,326	5,244,203	3,265,725
Principal Investment Plus Variable Annuity With
Purchase Rider	385,891	610,168	1,287,392	977,754

Fidelity VIP Equity – Income Service Class 2
Division:
The Principal Variable Annuity	369,927	587,377	356,539	847,264
The Principal Variable Annuity With Purchase
Payment Credit Rider	175,048	378,876	201,305	453,675
Principal Investment Plus Variable Annuity	154,896	170,557	155,311	269,210
Principal Investment Plus Variable Annuity With
Purchase Rider	25,785	33,733	48,225	50,909

Fidelity VIP Growth Service Class Division:
The Principal Variable Annuity	291,841	515,089	275,835	767,582
The Principal Variable Annuity With Purchase
Payment Credit Rider	56,462	301,356	145,467	232,830

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

Fidelity VIP Growth Service Class 2 Division:
Principal Investment Plus Variable Annuity	77,754	86,992	168,868	109,533
Principal Investment Plus Variable Annuity With
Purchase Rider	18,078	26,508	53,983	45,157

Fidelity VIP Overseas Service Class 2 Division:
Principal Investment Plus Variable Annuity	708,435	672,618	1,098,741	488,101
Principal Investment Plus Variable Annuity With
Purchase Rider	156,327	219,744	373,688	207,903

Fidelity VIP II Contrafund Service Class Division:
The Principal Variable Annuity	669,805	1,116,432	600,005	1,707,976
The Principal Variable Annuity With Purchase
Payment Credit Rider	210,962	641,001	279,758	609,423

Fidelity VIP II Contrafund Service Class 2 Division:
Principal Investment Plus Variable Annuity	1,197,898	973,294	1,184,175	805,595
Principal Investment Plus Variable Annuity With
Purchase Rider	152,197	141,617	239,871	131,794

Fidelity VIP III Mid Cap Service Class 2 Division:
Principal Investment Plus Variable Annuity	181,357	141,950	127,009	91,328
Principal Investment Plus Variable Annuity With
Purchase Rider	36,517	44,730	65,904	37,552

Goldman Sachs VIT Mid Cap Value Service Class I
Division:
Principal Investment Plus Variable Annuity	104,746	174,565	263,805	207,963
Principal Investment Plus Variable Annuity With
Purchase Rider	46,009	63,986	88,837	101,533

Goldman Sachs VIT Structured Small Cap Equity
Service Class I Division:
Principal Investment Plus Variable Annuity	114,420	76,095	94,149	59,040
Principal Investment Plus Variable Annuity With
Purchase Rider	15,655	27,196	29,865	23,226

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

Government & High Quality Bond Division:
Pension Builder Plus	–	5,177	2,543	284
Pension Builder Plus – Rollover IRA	–	52	–	6,106
Personal Variable	29,333	36,240	66,387	122,194
Premier Variable	503,614	400,318	529,981	598,945
Principal Freedom Variable Annuity	38,270	126,738	94,029	276,892
Principal Freedom 2 Variable Annuity	6,805	10,277	22,703	12,256
The Principal Variable Annuity	1,059,620	2,302,532	1,680,452	3,070,222
The Principal Variable Annuity With Purchase
Payment Credit Rider	265,292	1,140,449	795,295	1,253,295
Principal Investment Plus Variable Annuity	1,021,351	851,679	1,221,199	1,022,389
Principal Investment Plus Variable Annuity With
Purchase Rider	189,424	167,856	374,915	353,738

International Emerging Markets Division:
Premier Variable	132,252	112,723	80,132	57,968
The Principal Variable Annuity	515,924	510,836	366,560	896,473
The Principal Variable Annuity With Purchase
Payment Credit Rider	145,132	298,066	170,142	348,114
Principal Investment Plus Variable Annuity	346,347	224,871	359,748	261,392
Principal Investment Plus Variable Annuity With
Purchase Rider	81,980	94,628	153,007	113,100

International SmallCap Division:
Premier Variable	29,597	6,250	5,564	38,497
The Principal Variable Annuity	290,389	469,097	228,700	792,826
The Principal Variable Annuity With Purchase
Payment Credit Rider	70,234	255,200	93,556	233,942
Principal Investment Plus Variable Annuity	126,838	149,578	189,888	172,596
Principal Investment Plus Variable Annuity With
Purchase Rider	39,944	49,212	73,794	53,511

Janus Aspen Enterprise Service Shares Division:
The Principal Variable Annuity	439,368	389,732	253,040	590,093
The Principal Variable Annuity With Purchase
Payment Credit Rider	62,706	367,149	58,967	208,802

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

LargeCap Blend II Division:
The Principal Variable Annuity	431,804	1,021,961	353,620	1,521,804
The Principal Variable Annuity With Purchase
Payment Credit Rider	174,371	607,464	217,669	751,791
Principal Investment Plus Variable Annuity	998,697	1,412,870	2,544,338	1,444,602
Principal Investment Plus Variable Annuity With
Purchase Rider	156,683	423,159	737,439	510,239

LargeCap Growth Division:
Personal Variable	261,267	387,290	317,302	415,241
Premier Variable	381,871	622,068	401,193	908,028
The Principal Variable Annuity	270,082	569,800	226,302	917,826
The Principal Variable Annuity With Purchase
Payment Credit Rider	78,281	201,633	122,696	195,750
Principal Investment Plus Variable Annuity	336,767	121,951	199,630	74,475
Principal Investment Plus Variable Annuity With
Purchase Rider	59,500	36,463	63,841	54,073

LargeCap Growth I Division:
Premier Variable	784,793	406,700	26,518	27,178
Principal Freedom Variable Annuity	28,198	40,572	16,902	81,269
Principal Freedom 2 Variable Annuity	142	949	6,161	2,778
The Principal Variable Annuity	366,116	792,951	183,974	1,044,842
The Principal Variable Annuity With Purchase
Payment Credit Rider	85,964	307,404	93,597	242,525
Principal Investment Plus Variable Annuity	114,310	72,908	86,282	48,302
Principal Investment Plus Variable Annuity With
Purchase Rider	31,619	27,770	23,550	19,744

LargeCap S&P 500 Index Division:
Premier Variable	172,130	283,611	700,191	581,212
Principal Freedom Variable Annuity	63,527	263,228	59,972	446,840
Principal Freedom 2 Variable Annuity	41,240	43,978	55,792	41,924
The Principal Variable Annuity	968,609	1,498,753	679,443	2,151,942
The Principal Variable Annuity With Purchase
Payment Credit Rider	336,539	920,812	297,169	927,381
Principal Investment Plus Variable Annuity	1,294,878	766,267	908,689	476,279
Principal Investment Plus Variable Annuity With
Purchase Rider	166,235	130,815	163,389	122,848

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

LargeCap Value Division:
Bankers Flexible Annuity	–	10,373	–	4,723
Pension Builder Plus	2	18,122	179	66,669
Pension Builder Plus – Rollover IRA	8,800	17,733	25,914	34,699
Personal Variable	41,215	139,054	74,620	192,255
Premier Variable	420,756	765,646	336,982	1,206,870
Principal Freedom Variable Annuity	23,431	73,419	28,536	186,040
Principal Freedom 2 Variable Annuity	614	5,514	17,745	5,288
The Principal Variable Annuity	266,421	660,646	154,978	1,172,225
The Principal Variable Annuity With Purchase
Payment Credit Rider	34,007	204,438	57,555	243,117
Principal Investment Plus Variable Annuity	193,897	128,784	194,692	222,979
Principal Investment Plus Variable Annuity With
Purchase Rider	52,495	50,461	45,133	54,617

LargeCap Value III Division:
The Principal Variable Annuity	441,149	924,480	495,405	1,437,263
The Principal Variable Annuity With Purchase
Payment Credit Rider	157,092	468,477	283,738	643,817
Principal Investment Plus Variable Annuity	1,434,778	1,248,879	2,360,718	1,153,580
Principal Investment Plus Variable Annuity With
Purchase Rider	420,165	370,842	691,981	395,043

MFS VIT Utilities Service Class Division:
Principal Investment Plus Variable Annuity	31,084	621	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	15,229	76	–	–

MFS VIT Value Service Class Division:
Principal Investment Plus Variable Annuity	31,848	93	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	6,756	17	–	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

MidCap Blend Division:
Personal Variable	41,150	104,630	60,836	170,800
Premier Variable	229,464	377,033	202,969	482,249
Principal Freedom Variable Annuity	18,989	41,480	14,364	81,956
Principal Freedom 2 Variable Annuity	4,943	5,253	16,710	7,769
The Principal Variable Annuity	388,886	967,953	277,903	1,491,038
The Principal Variable Annuity With Purchase
Payment Credit Rider	79,997	394,153	127,678	386,712
Principal Investment Plus Variable Annuity	330,271	325,185	549,704	376,318
Principal Investment Plus Variable Annuity With
Purchase Rider	53,872	100,015	148,019	117,199

MidCap Growth I Division:
Premier Variable	148,659	137,722	3,722	15,250
Principal Freedom Variable Annuity	9,646	15,774	6,960	36,258
Principal Freedom 2 Variable Annuity	255	918	4,008	3,529
The Principal Variable Annuity	289,755	511,395	192,995	736,469
The Principal Variable Annuity With Purchase
Payment Credit Rider	82,350	267,739	78,626	306,553
Principal Investment Plus Variable Annuity	137,537	93,991	163,311	104,251
Principal Investment Plus Variable Annuity With
Purchase Rider	53,579	52,493	60,170	42,822

MidCap Value II Division:
Premier Variable	164,378	156,493	9,806	19,246
Principal Freedom Variable Annuity	12,109	59,077	19,377	103,822
Principal Freedom 2 Variable Annuity	23,714	29,468	26,764	24,866
The Principal Variable Annuity	315,576	568,610	260,635	842,118
The Principal Variable Annuity With Purchase
Payment Credit Rider	114,704	361,118	158,173	414,730
Principal Investment Plus Variable Annuity	815,626	950,195	1,139,956	610,996
Principal Investment Plus Variable Annuity With
Purchase Rider	159,071	281,463	329,530	178,340

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

Money Market Division:
Pension Builder Plus	–	3,206	551	3,128
Pension Builder Plus – Rollover IRA	–	16	–	16
Personal Variable	330,846	384,119	448,478	412,778
Premier Variable	1,765,593	2,013,513	2,297,761	2,036,913
Principal Freedom Variable Annuity	119,853	334,460	410,122	323,114
Principal Freedom 2 Variable Annuity	68,767	77,198	167,287	56,895
The Principal Variable Annuity	3,649,065	6,605,042	9,195,993	5,389,053
The Principal Variable Annuity With Purchase
Payment Credit Rider	1,323,797	2,888,997	2,938,041	1,773,282
Principal Investment Plus Variable Annuity	3,532,919	3,978,080	4,968,099	2,908,092
Principal Investment Plus Variable Annuity With
Purchase Rider	912,682	1,196,262	1,501,062	963,694

Mortgage Securities Division:
Principal Freedom Variable Annuity	21,985	10,390	–	–
Principal Freedom 2 Variable Annuity	1,280	561	–	–
The Principal Variable Annuity	404,254	128,362	13,483	–
The Principal Variable Annuity With Purchase
Payment Credit Rider	153,802	68,287	–	–
Principal Investment Plus Variable Annuity	804,901	122,767	12,112	4
Principal Investment Plus Variable Annuity With
Purchase Rider	124,151	25,847	314	195

Neuberger Berman AMT Partners I Class Division:
Principal Investment Plus Variable Annuity	160,465	172,874	97,584	68,857
Principal Investment Plus Variable Annuity With
Purchase Rider	22,485	33,065	36,566	25,793

Neuberger Berman AMT Small-Cap Growth S
Class Division:
Principal Investment Plus Variable Annuity	80,003	37,747	51,312	35,280
Principal Investment Plus Variable Annuity With
Purchase Rider	24,952	17,992	22,548	23,080

Neuberger Berman AMT Socially Responsive I
Class Division:
Principal Investment Plus Variable Annuity	169,363	122,798	128,230	55,331
Principal Investment Plus Variable Annuity With
Purchase Rider	46,922	29,253	21,715	7,130

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

PIMCO All Asset Administrative Class Division:
Principal Investment Plus Variable Annuity	37,500	2,087	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	9,849	93	–	–

PIMCO Total Return Administrative Class Division:
Principal Investment Plus Variable Annuity	362,358	9,471	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	50,069	2,181	–	–

Principal LifeTime Strategic Income Division:
Principal Freedom 2 Variable Annuity	10,805	19,942	9,734	53,557
The Principal Variable Annuity	47,227	72,811	124,292	64,018
The Principal Variable Annuity With Purchase
Payment Credit Rider	42,548	9,653	29,727	21,068
Principal Investment Plus Variable Annuity	568,383	338,734	462,214	381,626
Principal Investment Plus Variable Annuity With
Purchase Rider	64,601	97,649	53,580	73,354

Principal LifeTime 2010 Division:
Principal Freedom 2 Variable Annuity	–	65,777	150,152	71,885
The Principal Variable Annuity	42,114	42,497	132,207	41,983
The Principal Variable Annuity With Purchase
Payment Credit Rider	9,045	18,758	47,893	26,107
Principal Investment Plus Variable Annuity	559,036	426,510	695,190	728,316
Principal Investment Plus Variable Annuity With
Purchase Rider	71,024	80,179	40,974	117,547

Principal LifeTime 2020 Division:
Principal Freedom 2 Variable Annuity	17,322	73,074	189,997	156,752
The Principal Variable Annuity	133,990	22,747	86,678	30,979
The Principal Variable Annuity With Purchase
Payment Credit Rider	48,285	12,835	49,755	23,763
Principal Investment Plus Variable Annuity	2,170,141	1,336,807	2,559,662	1,767,709
Principal Investment Plus Variable Annuity With
Purchase Rider	337,381	357,460	589,082	703,032

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

Principal LifeTime 2030 Division:
Principal Freedom 2 Variable Annuity	18,613	91,834	182,170	55,776
The Principal Variable Annuity	53,212	22,194	48,509	5,378
The Principal Variable Annuity With Purchase
Payment Credit Rider	5,045	2,254	4,064	440
Principal Investment Plus Variable Annuity	2,304,264	267,889	529,697	335,260
Principal Investment Plus Variable Annuity With
Purchase Rider	631,822	139,772	210,076	124,408

Principal LifeTime 2040 Division:
Principal Freedom 2 Variable Annuity	10	10,629	17,230	20,982
The Principal Variable Annuity	347	4,377	5,223	1,728
The Principal Variable Annuity With Purchase
Payment Credit Rider	1,206	2,898	3,635	211
Principal Investment Plus Variable Annuity	61,228	95,545	143,397	107,286
Principal Investment Plus Variable Annuity With
Purchase Rider	21,997	58,906	37,003	36,539

Principal LifeTime 2050 Division:
Principal Freedom 2 Variable Annuity	–	5,795	–	–
The Principal Variable Annuity	1,378	3,137	10,278	1,539
The Principal Variable Annuity With Purchase
Payment Credit Rider	19,732	10,541	3,420	3,420
Principal Investment Plus Variable Annuity	55,534	41,275	87,805	53,901
Principal Investment Plus Variable Annuity With
Purchase Rider	14,638	24,773	29,358	40,207

Real Estate Securities Division:
Premier Variable	50,222	52,753	37,057	42,336
Principal Freedom 2 Variable Annuity	9,014	13,037	11,899	8,342
The Principal Variable Annuity	287,038	502,930	262,781	741,241
The Principal Variable Annuity With Purchase
Payment Credit Rider	131,116	318,886	144,380	366,522
Principal Investment Plus Variable Annuity	159,238	122,341	146,177	143,200
Principal Investment Plus Variable Annuity With
Purchase Rider	45,685	53,068	84,092	76,518

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

SAM Balanced Portfolio Division:
Principal Freedom 2 Variable Annuity	96,258	37,861	147,608	9,676
The Principal Variable Annuity	1,960,167	637,041	2,027,435	456,241
The Principal Variable Annuity With Purchase
Payment Credit Rider	586,391	446,853	1,127,490	225,792
Principal Investment Plus Variable Annuity	31,601,567	3,524,872	22,941,122	1,421,680
Principal Investment Plus Variable Annuity With
Purchase Rider	3,260,796	496,159	3,396,230	404,009

SAM Conservative Balanced Portfolio Division:
Principal Freedom 2 Variable Annuity	25,862	16,702	46,079	2,694
The Principal Variable Annuity	1,076,882	299,127	1,125,674	362,311
The Principal Variable Annuity With Purchase
Payment Credit Rider	399,093	417,847	533,878	197,494
Principal Investment Plus Variable Annuity	6,520,200	1,259,636	5,094,901	827,327
Principal Investment Plus Variable Annuity With
Purchase Rider	1,256,439	471,221	1,186,622	94,595

SAM Conservative Growth Portfolio Division:
Principal Freedom 2 Variable Annuity	42,850	13,020	94,394	5,951
The Principal Variable Annuity	614,175	134,095	627,625	66,607
The Principal Variable Annuity With Purchase
Payment Credit Rider	391,402	330,062	408,126	42,487
Principal Investment Plus Variable Annuity	1,296,712	413,304	1,264,941	240,913
Principal Investment Plus Variable Annuity With
Purchase Rider	360,583	187,139	684,476	80,580

SAM Flexible Income Portfolio Division:
Principal Freedom 2 Variable Annuity	6,797	–	–	–
The Principal Variable Annuity	1,120,624	896,320	2,249,073	635,097
The Principal Variable Annuity With Purchase
Payment Credit Rider	498,896	525,267	1,066,548	321,879
Principal Investment Plus Variable Annuity	5,631,313	1,359,905	4,536,153	636,603
Principal Investment Plus Variable Annuity With
Purchase Rider	1,432,454	1,037,592	1,379,849	142,902

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

SAM Strategic Growth Portfolio Division:
Principal Freedom 2 Variable Annuity	50,381	3,461	29,274	1,879
The Principal Variable Annuity	540,802	272,116	642,221	115,397
The Principal Variable Annuity With Purchase
Payment Credit Rider	228,434	115,749	140,142	16,842
Principal Investment Plus Variable Annuity	813,782	261,462	1,174,204	346,747
Principal Investment Plus Variable Annuity With
Purchase Rider	384,464	157,962	458,779	50,769

Short-Term Bond Division:
Principal Freedom Variable Annuity	22,017	63,477	30,264	178,245
Principal Freedom 2 Variable Annuity	607	2,856	1,630	1,798
The Principal Variable Annuity	544,788	785,072	605,528	1,541,653
The Principal Variable Annuity With Purchase
Payment Credit Rider	186,716	360,095	265,067	735,036
Principal Investment Plus Variable Annuity	2,054,323	1,539,107	2,873,201	3,134,346
Principal Investment Plus Variable Annuity With
Purchase Rider	576,156	491,579	711,922	978,904

Short-Term Income Division:
Principal Freedom Variable Annuity	9,311	607	–	–
Principal Freedom 2 Variable Annuity	4,749	–	–	–
The Principal Variable Annuity	648,474	145,251	5,929	402
The Principal Variable Annuity With Purchase
Payment Credit Rider	282,217	117,634	–	–
Principal Investment Plus Variable Annuity	1,492,632	189,874	19,172	29
Principal Investment Plus Variable Annuity With
Purchase Rider	226,614	64,063	2,975	1

SmallCap Blend Division:
Premier Variable	62,611	34,318	80,443	44,855
Principal Freedom Variable Annuity	17,803	45,402	15,874	100,286
Principal Freedom 2 Variable Annuity	9,006	11,283	7,472	7,188
The Principal Variable Annuity	367,028	594,924	221,285	902,692
The Principal Variable Annuity With Purchase
Payment Credit Rider	57,724	337,505	112,927	313,176

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

5. Changes in Units Outstanding (continued)

	2009		2008
Division:	Purchased	Redeemed	Purchased	Redeemed

SmallCap Growth II Division:
Premier Variable	339,591	272,832	2,579	6,422
Principal Freedom Variable Annuity	7,600	18,526	5,152	29,184
Principal Freedom 2 Variable Annuity	115	917	6,258	11,614
The Principal Variable Annuity	285,723	485,373	200,569	750,598
The Principal Variable Annuity With Purchase
Payment Credit Rider	64,737	242,677	88,848	186,354
Principal Investment Plus Variable Annuity	150,826	97,162	196,094	116,052
Principal Investment Plus Variable Annuity With
Purchase Rider	50,215	35,433	52,314	36,833

SmallCap Value I Division:
Premier Variable	158,948	136,017	45,544	28,339
Principal Freedom 2 Variable Annuity	147	5,285	10,024	11,484
The Principal Variable Annuity	268,036	446,076	178,269	678,392
The Principal Variable Annuity With Purchase
Payment Credit Rider	51,274	227,598	90,285	269,325
Principal Investment Plus Variable Annuity	541,262	454,240	676,808	547,123
Principal Investment Plus Variable Annuity With
Purchase Rider	107,571	121,592	183,563	171,493

T. Rowe Price Blue Chip Growth II Division:
Principal Investment Plus Variable Annuity	388,099	119,494	62,910	35,304
Principal Investment Plus Variable Annuity With
Purchase Rider	36,633	12,329	12,264	11,886

T. Rowe Price Health Sciences II Division:
Principal Investment Plus Variable Annuity	118,200	122,885	159,930	79,583
Principal Investment Plus Variable Annuity With
Purchase Rider	27,866	21,003	32,128	17,998

Templeton Growth Securities Class 2 Division:
Principal Freedom Variable Annuity	5,875	19,173	9,259	42,403

Van Eck Worldwide Hard Assets Service Class
Division:
Principal Investment Plus Variable Annuity	63,824	4,206	–	–
Principal Investment Plus Variable Annuity With
Purchase Rider	31,414	8,853	–	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

Separate Account B has presented the following disclosures for 2009, 2008, 2007, 2006, and 2005 in accordance with AICPA Audit and Accounting Guide for Investment
Companies. Information for years prior to 2005 is not required to be presented. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

AIM V.I. Basic Value Series I
Division:
2009	388	$9.16 to $8.87	$3,530	2.35%	1.25% to 1.85%	46.09% to 45.41%
2008	136	6.27 to 6.10	842	1.04	1.25 to 1.85	(52.32) to (52.68)
2007	113	13.15 to 12.89	1,479	0.55	1.25 to 1.85	0.28 to (0.33)
2006	82	13.12 to 12.93	1,073	0.64	1.25 to 1.85	11.80 to 11.13
2005 (5)	13	11.73 to 11.64	154	0.19	1.25 to 1.85	3.76 to 3.25

AIM V.I. Capital Appreciation
Series I Division:
2009	836	7.42 to 7.26	6,191	0.63	1.25 to 1.85	19.68 to 19.02
2008	992	6.20 to 6.10	6,141	-	1.25 to 1.85	(43.22) to (43.62)
2007	1,295	10.92 to 10.82	14,126	-	1.25 to 1.85	10.61 to 9.95
2006 (6)	1,579	9.88 to 9.84	15,582	0.07	1.25 to 1.85	(1.12) to (1.52)

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

AIM V.I. Core Equity Series I
Division:
2009	3,316	$9.60 to $9.09	$31,520	1.80%	1.25% to 1.85%	26.82% to 26.07%
2008	4,018	7.57 to 7.21	30,085	1.97	1.25 to 1.85	(31.06) to (31.46)
2007	5,185	10.98 to 10.52	56,331	1.05	1.25 to 1.85	6.77 to 6.12
2006	6,064	10.28 to 9.91	61,828	0.61	1.25 to 1.85	15.26 to 14.57
2005	3,755	8.92 to 8.65	33,287	1.45	1.25 to 1.85	3.96 to 3.35

AIM V.I. Dynamics Series I
Division:
2009	309	8.20 to 7.79	2,468	-	1.25 to 1.85	40.65 to 39.86
2008	316	5.83 to 5.57	1,800	-	1.25 to 1.85	(48.72) to (48.99)
2007	395	11.37 to 10.92	4,416	-	1.25 to 1.85	10.79 to 10.12
2006	303	10.26 to 9.92	3,068	-	1.25 to 1.85	14.68 to 13.99
2005	289	8.95 to 8.70	2,558	-	1.25 to 1.85	9.41 to 8.61

AIM V.I. Global Health Care
Series I Division:
2009	818	10.77 to 10.23	8,655	0.34	1.25 to 1.85	25.96 to 25.37
2008	1,002	8.55 to 8.16	8,405	-	1.25 to 1.85	(29.46) to (29.96)
2007	1,170	12.12 to 11.65	13,957	–	1.25 to 1.85	10.46 to 9.79
2006	1,279	10.98 to 10.61	13,857	–	1.25 to 1.85	3.93 to 3.31
2005	1,366	10.56 to 10.27	14,276	-	1.25 to 1.85	6.77 to 6.20

AIM V.I. International Growth
Series I Division:
2009	400	8.12 to 8.04	3,243	2.96	1.25 to 1.85	33.55 to 32.89
2008 (9)	18	6.08 to 6.05	112	1.65	1.25 to 1.85	(39.14) to (39.44)

AIM V.I. Small Cap Equity Series
I Division:
2009	476	11.99 to 11.61	5,662	0.20	1.25 to 1.85	19.78 to 19.08
2008	410	10.01 to 9.75	4,072	-	1.25 to 1.85	(32.18) to (32.62)
2007	413	14.76 to 14.47	6,049	0.05	1.25 to 1.85	(1.03) to 3.25
2006	55	14.21 to 14.01	775	–	1.25 to 1.85	15.98 to 15.29
2005 (5)	13	12.25 to 12.15	160	-	1.25 to 1.85	6.61 to 6.04

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
	December 31			Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

AIM V.I. Technology Series I
Division:
2009	1,000	$5.49 to $5.21	$5,388	-%	1.25% to 1.85%	55.52% to 54.60%
2008	807	3.53 to 3.37	2,798	-	1.25 to 1.85	(45.19) to (45.56)
2007	1,034	6.44 to 6.19	6,561	–	1.25 to 1.85	6.36 to 5.72
2006	1,028	6.06 to 5.86	6,148	–	1.25 to 1.85	9.11 to 8.46
2005	1,137	5.55 to 5.40	6,245	-	1.25 to 1.85	0.91 to 0.37

Alliance Bernstein VP Series
Small Cap Growth Class A
Division:
2009	164	11.69 to 11.32	1,902	-	1.25 to 1.85	40.00 to 39.24
2008	147	8.35 to 8.13	1,217	–	1.25 to 1.85	(46.23) to (46.58)
2007	120	15.53 to 15.22	1,843	–	1.25 to 1.85	12.65 to 11.97
2006	72	13.78 to 13.59	994	–	1.25 to 1.85	9.31 to 8.66
2005 (5)	22	12.61 to 12.51	271	–	1.25 to 1.85	6.34 to 5.81

American Century VP Income &
Growth Class I Division:
2009	1,954	9.32 to 8.58	17,506	4.89	0.85 to 1.85	17.09 to 15.95
2008	2,330	7.96 to 7.40	17,876	2.11	0.85 to 1.85	(35.13) to (35.82)
2007	2,869	12.27 to 11.53	34,147	1.87	0.85 to 1.85	(0.92) to (1.91)
2006	3,173	12.38 to 11.76	38,341	1.80	0.85 to 1.85	16.10 to 14.95
2005	3,373	10.66 to 10.23	35,269	1.94	0.85 to 1.85	3.70 to 2.71

American Century VP Inflation
Protection Class II Division:
2009	6,976	11.73 to 11.36	81,192	1.75	1.25 to 1.85	8.91 to 8.29
2008	6,325	10.77 to 10.49	67,684	4.86	1.25 to 1.85	(2.89) to (3.50)
2007	6,990	11.09 to 10.87	77,061	4.39	1.25 to 1.85	8.17 to 7.52
2006	4,767	10.25 to 10.11	48,661	3.17	1.25 to 1.85	0.33 to (0.27)
2005 (5)	1,787	10.22 to 10.13	18,214	4.75	1.25 to 1.85	0.88 to 0.37

American Century VP Ultra
Class I Division:
2009	629	8.30 to 7.88	5,126	0.29	1.25 to 1.85	32.80 to 31.99
2008	715	6.25 to 5.97	4,393	-	1.25 to 1.85	(42.18) to (42.54)
2007	907	10.81 to 10.39	9,654	-	1.25 to 1.85	19.51 to 18.79
2006	1,057	9.04 to 8.74	9,446	–	1.25 to 1.85	(4.47) to (5.04)
2005	1,132	9.47 to 9.21	10,612	-	1.25 to 1.85	0.96 to 0.33

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

American Century VP Ultra
Class II Division:
2009	5,741	$9.85 to $9.53	$56,071	0.18%	1.25% to 1.85%	32.93% to 31.99%
2008	6,614	7.41 to 7.22	48,692	–	1.25 to 1.85	(42.38) to (42.74)
2007	4,877	12.86 to 12.61	62,389	–	1.25 to 1.85	19.33 to 18.62
2006	3,842	10.78 to 10.63	41,243	–	1.25 to 1.85	(4.59) to (5.16)
2005 (5)	1,379	11.30 to 11.20	15,536	–	1.25 to 1.85	3.06 to 2.54

American Century VP Value
Class II Division:
2009	2,252	11.68 to 11.15	25,912	5.58	1.25 to 1.85	18.22 to 17.49
2008	2,665	9.88 to 9.49	25,960	2.38	1.25 to 1.85	(27.67) to (28.16)
2007	3,286	13.66 to 13.21	44,384	1.46	1.25 to 1.85	(6.49) to (7.05)
2006	3,494	14.61 to 14.21	50,565	1.17	1.25 to 1.85	17.00 to 16.30
2005	3,366	12.49 to 12.22	41,722	0.65	1.25 to 1.85	3.57 to 2.95

American Century VP Vista
Class I Division:
2009	197	11.38 to 11.02	2,219	-	1.25 to 1.85	20.94 to 20.17
2008	203	9.41 to 9.17	1,892	-	1.25 to 1.85	(49.27) to (49.56)
2007	163	18.55 to 18.18	2,996	-	1.25 to 1.85	38.03 to 37.20
2006	52	13.44 to 13.25	694	–	1.25 to 1.85	7.66 to 7.01
2005 (5)	25	12.48 to 12.38	313	-	1.25 to 1.85	4.22 to 3.70

Asset Allocation Division:
2009	2,430	1.32 to 21.97	52,865	2.97	0.44 to 1.85	18.28 to 16.61
2008	2,701	1.11 to 18.84	50,513	3.02	0.51 to 1.85	(25.15) to (26.20)
2007	3,276	1.49 to 25.53	85,057	1.39	0.42 to 1.85	11.31 to 9.72
2006	3,514	1.34 to 23.27	84,221	0.77	0.42 to 1.85	12.29 to 10.71
2005	4,008	1.19 to 21.02	84,245	1.65	0.42 to 1.85	5.31 to 3.85

Balanced Division:
2009	3,884	1.94 to 16.55	44,052	4.94	0.41 to 1.85	20.65 to 18.98
2008	4,571	1.61 to 13.91	44,975	3.67	0.41 to 1.85	(31.21) to (32.21)
2007	5,932	2.34 to 20.52	85,957	2.60	0.42 to 1.85	4.93 to 3.43
2006	6,432	2.17 to 19.84	92,320	2.49	0.42 to 1.85	10.73 to 9.40
2005	7,824	2.01 to 18.13	98,501	2.59	0.42 to 1.85	6.35 to 4.80

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Bond & Mortgage Securities
Division:
2009	15,157	$2.16 to $17.89	$251,405	11.41%	0.40% to 1.85%	20.41% to 18.71%
2008	16,901	1.79 to 15.07	238,616	6.18	0.44 to 1.85	(17.41) to (18.58)
2007	20,618	2.17 to 18.51	358,686	4.24	0.42 to 1.85	2.97 to 1.50
2006	18,814	2.11 to 18.24	319,793	3.87	0.42 to 1.85	4.21 to 2.73
2005	17,587	2.02 to 17.75	280,484	4.32	0.42 to 1.85	2.02 to 0.63

Capital Appreciation Division:
2009 (13)	537	8.81 to 8.60	4,670	1.68	0.95 to 1.85	28.61 to 27.41
2008	306	6.85 to 6.75	2,080	1.08	0.95 to 1.85	(34.01) to (34.59)
2007 (8)	139	10.38 to 10.32	1,433	0.08	0.95 to 1.85	3.48 to 2.86

Diversified International Division:
2009 (4)	10,543	2.36 to 19.86	176,753	5.22	0.40 to 1.85	27.22 to 26.50
2008	11,444	1.85 to 15.70	151,539	1.79	0.41 to 1.85	(46.44) to (47.19)
2007	13,180	3.46 to 29.73	325,698	0.91	0.42 to 1.85	15.60 to 13.95
2006	13,309	2.99 to 26.09	290,731	1.18	0.42 to 1.85	27.43 to 25.63
2005	13,536	2.35 to 20.77	228,177	1.03	0.42 to 1.85	23.04 to 21.53

Dreyfus IP Technology Growth
Service Shares Division:
2009	197	12.39 to 11.99	2,425	0.12	1.25 to 1.85	55.26 to 54.11
2008	90	7.98 to 7.78	710	-	1.25 to 1.85	(42.01) to (42.33)
2007	75	13.76 to 13.49	1,018	-	1.25 to 1.85	13.01 to 12.33
2006	37	12.18 to 12.00	452	–	1.25 to 1.85	2.75 to 2.13
2005 (5)	13	11.85 to 11.75	159	-	1.25 to 1.85	8.18 to 7.64

Equity Income Division:
2009	20,376	1.01 to 7.88	162,644	5.86	0.55 to 1.85	19.23 to 17.79
2008	21,213	0.85 to 6.69	142,949	2.55	0.48 to 1.85	(34.22) to (35.17)
2007 (7)	20,275	1.29 to 10.32	209,477	0.94	0.42 to 1.85	5.73 to 3.46

Fidelity VIP Equity-Income
Service Class 2 Division:
2009	4,491	10.11 to 9.65	44,737	2.08	1.25 to 1.85	28.30 to 27.48
2008	4,936	7.88 to 7.57	38,384	2.15	1.25 to 1.85	(43.51) to (43.88)
2007	5,796	13.95 to 13.49	79,977	1.62	1.25 to 1.85	0.01 to (0.59)
2006	5,585	13.95 to 13.57	77,174	2.96	1.25 to 1.85	18.44 to 17.74
2005	5,125	11.78 to 11.53	59,908	1.31	1.25 to 1.85	3.57 to 3.64

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Fidelity VIP Growth Service
Class Division:
2009	2,477	$7.24 to $6.85	$17,734	0.33%	1.25% to 1.85%	26.57% to 25.69%
2008	2,945	5.72 to 5.45	16,640	0.68	1.25 to 1.85	(47.91) to (48.19)
2007	3,524	10.98 to 10.52	38,299	0.62	1.25 to 1.85	25.29 to 24.53
2006	3,889	8.76 to 8.45	33,789	0.30	1.25 to 1.85	5.41 to 4.78
2005	4,630	8.31 to 8.06	38,238	0.40	1.25 to 1.85	4.40 to 3.73

Fidelity VIP Growth Service
Class 2 Division:
2009	657	9.91 to 9.60	6,438	0.21	1.25 to 1.85	26.40 to 25.65
2008	675	7.84 to 7.64	5,242	0.61	1.25 to 1.85	(47.98) to (48.27)
2007	607	15.07 to 14.77	9,071	0.30	1.25 to 1.85	25.08 to 24.33
2006	364	12.05 to 11.88	4,365	0.09	1.25 to 1.85	5.25 to 4.62
2005 (5)	115	11.45 to 11.35	1,309	-	1.25 to 1.85	5.90 to 5.37

Fidelity VIP Overseas Service
Class 2 Division:
2009	3,652	$12.76 to $12.36	$46,197	1.96%	1.25% to 1.85%	24.61% to 23.97%
2008	3,679	10.24 to 9.97	37,380	2.74	1.25 to 1.85	(44.65) to (45.01)
2007	2,903	18.50 to 18.13	53,358	2.91	1.25 to 1.85	15.59 to 14.90
2006	2,197	16.00 to 15.78	35,000	0.42	1.25 to 1.85	16.31 to 15.62
2005 (5)	882	13.76 to 13.65	12,096	-	1.25 to 1.85	15.13 to 14.56

Fidelity VIP II Contrafund
Service Class Division:
2009	5,121	13.03 to 12.34	66,028	1.28	1.25 to 1.85	33.92 to 33.26
2008	5,998	9.73 to 9.26	57,669	0.83	1.25 to 1.85	(43.30) to (43.71)
2007	7,435	17.16 to 16.45	126,342	0.83	1.25 to 1.85	16.04 to 15.34
2006	8,076	14.79 to 14.26	118,478	1.10	1.25 to 1.85	10.21 to 9.55
2005	7,983	13.42 to 13.02	106,462	0.19	1.25 to 1.85	15.39 to 14.71

Fidelity VIP II Contrafund
Service Class 2 Division:
2009	3,293	12.64 to 12.24	41,367	1.25	1.25 to 1.85	33.76 to 32.90
2008	3,058	9.45 to 9.21	28,737	0.84	1.25 to 1.85	(43.41) to (43.70)
2007	2,571	16.70 to 16.36	42,751	0.90	1.25 to 1.85	15.84 to 15.14
2006	1,620	14.41 to 14.21	23,281	1.10	1.25 to 1.85	10.05 to 9.39
2005 (5)	528	13.10 to 12.99	6,902	-	1.25 to 1.85	13.29 to 12.72

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Fidelity VIP III Mid Cap Service
Class 2 Division:
2009	522	14.63 to 14.16	7,571	0.48	1.25 to 1.85	38.02 to 37.21
2008	490	10.60 to 10.32	5,161	0.24	1.25 to 1.85	(40.35) to (40.72)
2007	426	17.77 to 17.41	7,539	0.49	1.25 to 1.85	13.90 to 13.21
2006	283	15.60 to 15.38	4,393	0.09	1.25 to 1.85	11.01 to 10.35
2005 (5)	71	14.05 to 13.94	997	-	1.25 to 1.85	12.50 to 11.94

Goldman Sachs VIT Mid Cap
Value Service Class I Division:
2009	1,297	12.38 to 11.99	15,906	1.88	1.25 to 1.85	31.42 to 30.75
2008	1,385	9.42 to 9.17	12,939	1.07	1.25 to 1.85	(37.82) to (38.25)
2007	1,341	15.15 to 14.85	20,193	0.93	1.25 to 1.85	1.91 to 1.30
2006	853	14.86 to 14.65	12,621	1.43	1.25 to 1.85	14.72 to 14.04
2005 (5)	253	12.96 to 12.85	3,272	1.31	1.25 to 1.85	8.95 to 8.41

Goldman Sachs VIT Structured
Small Cap Equity
Service Class I Division:
2009	487	9.13 to 8.84	4,414	1.30	1.25 to 1.85	26.10 to 25.21
2008	460	7.24 to 7.06	3,310	0.71	1.25 to 1.85	(34.89) to (35.23)
2007	419	11.12 to 10.90	4,626	0.42	1.25 to 1.85	(17.53) to (18.02)
2006	298	13.48 to 13.29	4,001	0.94	1.25 to 1.85	10.88 to 10.22
2005 (5)	94	12.16 to 12.06	1,146	0.60	1.25 to 1.85	5.70 to 5.18

Government & High Quality
Bond Division:
2009	12,665	2.33 to 18.24	209,264	6.22	0.37 to 1.85	4.85 to 3.34
2008	14,592	2.23 to 17.65	237,197	4.95	0.42 to 1.85	(2.05) to (3.45)
2007	16,521	2.27 to 18.28	277,392	4.61	0.42 to 1.85	4.46 to 2.97
2006	16,900	2.18 to 17.75	276,598	4.15	0.42 to 1.85	3.79 to 2.32
2005	18,392	2.10 to 17.35	286,799	4.41	0.42 to 1.85	1.45 to 0.15

International Emerging Markets
Division:
2009 (4)	3,554	3.40 to 29.42	103,506	2.08	0.42 to 1.85	68.27 to 66.50
2008	3,574	2.02 to 17.67	62,435	1.14	0.43 to 1.85	(55.05) to (55.69)
2007	4,121	4.49 to 39.88	163,677	0.91	0.42 to 1.85	41.51 to 39.49
2006	3,632	3.17 to 28.59	104,347	-	0.42 to 1.85	37.74 to 35.79
2005	3,018	2.30 to 21.06	62,694	1.34	0.42 to 1.85	33.72 to 21.62

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

International SmallCap Division:
2009 (4)	3,065	$1.78 to $20.59	$64,314	3.05%	0.42% to 1.85%	33.45% to 32.41%
2008	3,437	1.33 to 15.55	54,645	2.09	0.40 to 1.85	(50.49) to (51.21)
2007	4,137	2.70 to 31.87	133,593	1.47	0.42 to 1.85	8.75 to 7.21
2006	4,226	2.48 to 29.72	127,551	0.52	0.42 to 1.85	29.83 to 28.00
2005	4,454	1.91 to 23.22	102,214	0.53	0.42 to 1.85	28.19 to 19.76

Janus Aspen Enterprise
Service Shares Division:
2009 (12)	1,712	7.36 to 6.97	12,455	-	1.25 to 1.85	42.64 to 41.67
2008	1,967	5.16 to 4.92	9,984	0.06	1.25 to 1.85	(44.58) to (44.84)
2007	2,454	9.31 to 8.92	22,519	0.07	1.25 to 1.85	20.22 to 19.50
2006	2,530	7.74 to 7.47	19,323	-	1.25 to 1.85	11.90 to 11.23
2005	2,681	6.92 to 6.71	18,346	-	1.25 to 1.85	10.54 to 10.00

LargeCap Blend II Division:
2009	14,829	10.86 to 10.38	159,053	1.87	1.25 to 1.85	28.07 to 27.36
2008	16,533	8.48 to 8.15	138,623	1.40	1.25 to 1.85	(37.23) to (37.60)
2007	16,908	13.51 to 13.06	226,044	0.67	1.25 to 1.85	3.81 to 3.19
2006	14,897	13.01 to 12.65	192,106	0.62	1.25 to 1.85	14.38 to 13.70
2005	11,345	11.37 to 11.13	128,134	0.01	1.25 to 1.85	3.44 to 3.17

LargeCap Growth Division:
2009	6,145	1.72 to 14.97	58,964	0.76	0.40 to 1.85	26.48 to 24.65
2008	6,697	1.36 to 12.01	49,772	0.52	0.41 to 1.85	(43.40) to (44.19)
2007	7,931	2.40 to 21.52	104,201	0.17	0.42 to 1.85	22.68 to 20.93
2006	8,539	1.95 to 17.80	96,085	0.27	0.42 to 1.85	9.46 to 7.91
2005	10,265	1.79 to 16.49	101,200	0.73	0.42 to 1.85	11.88 to 10.05

LargeCap Growth I Division:
2009	4,745	1.03 to 26.96	118,873	0.05	0.49 to 1.85	52.05 to 49.86
2008	4,983	0.68 to 17.99	89,910	0.17	0.49 to 1.85	(40.85) to (41.69)
2007	6,013	1.14 to 30.85	185,017	0.53	0.42 to 1.85	8.14 to 6.52
2006	6,016	1.06 to 28.96	179,750	–	0.42 to 1.85	5.71 to 4.27
2005	6,904	1.00 to 27.78	195,218	–	0.42 to 1.85	7.53 to 5.59

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

LargeCap S&P 500 Index
Division:
2009	11,964	$1.01 to $8.05	$96,031	4.51%	0.37% to 1.85%	25.78% to 23.85%
2008	12,828	0.80 to 6.50	82,148	2.42	0.43 to 1.85	(37.36) to (38.21)
2007	14,712	1.28 to 10.52	154,077	1.39	0.42 to 1.85	4.70 to 3.21
2006	15,070	1.22 to 10.19	152,650	1.33	0.42 to 1.85	15.09 to 13.46
2005	15,133	1.06 to 8.98	134,689	0.03	0.42 to 1.85	3.92 to 2.56

LargeCap Value Division:
2009	7,449	31.55 to 20.18	99,153	5.02	0.35 to 1.85	15.90 to 14.14
2008	8,481	2.34 to 17.68	97,288	2.36	0.41 to 1.85	(35.44) to (36.36)
2007	10,935	3.63 to 27.78	193,783	1.66	0.42 to 1.85	(0.52) to (1.94)
2006	11,695	3.65 to 28.33	213,650	1.57	0.42 to 1.85	19.45 to 17.76
2005	13,018	3.05 to 24.06	198,490	0.01	0.42 to 1.85	6.27 to 4.85

LargeCap Value III Division:
2009	13,417	9.67 to 9.24	128,180	3.72	1.25 to 1.85	18.36 to 17.71
2008	13,977	8.17 to 7.85	113,001	2.34	1.25 to 1.85	(41.56) to (41.89)
2007	13,775	13.98 to 13.51	190,694	1.26	1.25 to 1.85	(4.92) to (5.49)
2006	11,912	14.70 to 14.30	173,683	0.94	1.25 to 1.85	20.04 to 19.33
2005	9,023	12.24 to 11.98	109,779	0.01	1.25 to 1.85	2.59 to 3.51

MFS VIT Utilities Service Class
Division:
2009 (11)	46	13.03 to 12.98	594	–	1.25 to 1.85	27.62 to 27.13

MFS VIT Value Service Class
Division:
2009 (11)	38	12.15 to 12.10	467	–	1.25 to 1.85	18.31 to 17.82

MidCap Blend Division:
2009	8,467	3.98 to 33.89	245,427	0.86	0.40 to 1.85	33.20 to 31.31
2008	9,635	2.99 to 25.81	211,731	0.63	0.44 to 1.85	(34.20) to (35.15)
2007	11,351	4.54 to 39.80	380,164	0.61	0.42 to 1.85	8.99 to 7.43
2006	11,881	4.17 to 37.04	367,161	1.03	0.42 to 1.85	13.75 to 12.14
2005	13,033	3.66 to 33.03	339,324	0.09	0.42 to 1.85	8.61 to 7.21

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

MidCap Growth I Division:
2009	3,348	$11.86 to $1.14	$34,962	0.16%	0.85% to 2.73%	34.01% to 34.22%
2008	3,706	0.85 to 7.58	29,096	0.09	0.27 to 1.85	(41.39) to (42.23)
2007	4,441	1.45 to 13.12	59,984	0.11	0.42 to 1.85	10.31 to 8.74
2006	4,666	1.31 to 12.06	57,787	-	0.42 to 1.85	9.20 to 7.64
2005	4,764	1.20 to 11.21	53,923	-	0.42 to 1.85	13.21 to 10.74

MidCap Value II Division:
2009	6,523	1.34 to 11.56	78,304	1.93	0.42 to 1.85	33.53 to 31.66
2008	7,324	1.00 to 8.78	66,670	0.89	0.66 to 1.85	(44.15) to (44.95)
2007	7,574	1.80 to 15.95	125,209	0.64	0.42 to 1.85	(1.45) to (2.86)
2006	6,981	1.83 to 16.42	119,378	0.24	0.42 to 1.85	12.80 to 11.20
2005	6,389	1.62 to 14.76	94,905	-	0.42 to 1.85	10.20 to 6.72

Money Market Division:
2009	14,990	1.71 to 13.56	164,649	0.32	0.43 to 1.85	(0.20) to (1.60)
2008	20,768	1.71 to 13.78	244,388	2.44	0.40 to 1.85	2.15 to 0.73
2007	12,707	1.68 to 13.68	131,679	4.73	0.42 to 1.85	4.55 to 2.96
2006	9,838	1.60 to 13.29	94,506	4.53	0.42 to 1.85	4.32 to 2.71
2005	9,888	1.54 to 12.94	82,162	2.64	0.42 to 1.85	2.67 to 0.78

Mortgage Securities Division:
2009	1,180	10.66 to 10.54	12,511	8.98	0.85 to 1.85	5.54 to 103.87
2008 (10)	26	10.10 to 5.17	259	-	0.85 to 1.85	1.20 to (48.20)

Neuberger Berman AMT Partners
I Class Division:
2009	456	11.85 to 11.48	5,364	2.65	1.25 to 1.85	54.10 to 53.27
2008	479	7.69 to 7.49	3,660	0.54	1.25 to 1.85	(53.00) to (53.28)
2007	440	16.36 to 16.03	7,154	0.70	1.25 to 1.85	7.97 to 7.32
2006	310	15.15 to 14.94	4,672	0.96	1.25 to 1.85	10.85 to 10.19
2005 (5)	65	13.67 to 13.55	884	1.51	1.25 to 1.85	11.12 to 10.57

Neuberger Berman AMT Small
Cap Growth S Class Division:
2009	338	8.33 to 8.06	2,780	-	1.25 to 1.85	21.25 to 20.48
2008	288	6.87 to 6.69	1,961	-	1.25 to 1.85	(40.21) to (40.59)
2007	273	11.49 to 11.26	3,111	-	1.25 to 1.85	(0.74) to (1.34)
2006	174	11.58 to 11.42	2,008	-	1.25 to 1.85	3.95 to 3.33
2005 (5)	58	11.14 to 11.05	640	-	1.25 to 1.85	4.32 to 3.80

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Neuberger Berman AMT Socially
Responsive I Class Division:
2009	477	$11.23 to $10.88	$5,324	2.33%	1.25% to 1.85%	29.83% to 29.06%
2008	413	8.65 to 8.43	3,555	2.30	1.25 to 1.85	(40.22) to (40.55)
2007	325	14.47 to 14.18	4,689	0.10	1.25 to 1.85	6.27 to 5.63
2006	186	13.62 to 13.43	2,519	0.14	1.25 to 1.85	12.29 to 11.62
2005 (5)	64	12.13 to 12.03	773	-	1.25 to 1.85	5.57 to 5.22

PIMCO All Asset
Administrative Class Division:
2009 (11)	45	11.49 to 11.45	519	15.41	1.25 to 1.85	14.21 to 13.82

PIMCO Total Return
Administrative Class Division:
2009 (11)	401	10.67 to 10.63	4,273	3.19	1.25 to 1.85	6.70 to 6.30

Principal LifeTime Strategic
Income Division:
2009	2,006	9.62 to 10.44	21,415	5.09	0.95 to 1.85	17.75 to 16.78
2008	1,811	8.17 to 8.94	16,446	3.91	0.95 to 1.85	(24.63) to (25.25)
2007	1,725	10.84 to 11.97	20,783	1.19	0.95 to 1.85	1.15 to (0.06)
2006	1,035	10.71 to 11.93	12,491	0.13	0.95 to 1.85	1.69 to 8.24
2005 (5)	490	11.11 to 11.02	5,446	-	1.25 to 1.85	4.35 to 3.83

Principal LifeTime 2010 Division:
2009	3,536	9.46 to 10.54	37,830	4.27	0.95 to 1.85	23.98 to 22.84
2008	3,489	7.63 to 8.58	30,145	4.31	0.95 to 1.85	(31.57) to (32.17)
2007	3,408	11.15 to 12.66	43,289	1.12	0.95 to 1.85	2.75 to 0.95
2006	2,089	10.85 to 12.43	26,166	0.04	0.95 to 1.85	2.75 to 10.24
2005 (5)	1,126	11.36 to 11.27	12,780	-	1.25 to 1.85	4.67 to 4.15

Principal LifeTime 2020 Division:
2009	14,515	9.45 to 10.85	160,531	3.46	0.95 to 1.85	26.34 to 25.14
2008	13,611	7.48 to 8.67	119,536	4.33	0.95 to 1.85	(34.79) to (35.35)
2007	12,818	11.47 to 13.42	173,292	0.49	0.95 to 1.85	3.87 to 1.54
2006	7,291	11.04 to 13.03	95,945	-	0.95 to 1.85	3.41 to 13.06
2005 (5)	2,259	11.62 to 11.52	26,189	-	1.25 to 1.85	5.41 to 4.89

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Principal LifeTime 2030 Division:
2009	4,758	$9.24 to $10.61	$51,252	1.78%	0.95% to 1.85%	26.92% to 25.86%
2008	2,269	7.28 to 8.43	18,995	4.09	0.95 to 1.85	(36.97) to (37.60)
2007	1,816	11.55 to 13.52	24,342	0.35	0.95 to 1.85	4.96 to 1.97
2006	914	11.01 to 12.99	11,982	0.01	0.95 to 1.85	3.90 to 12.73
2005 (5)	280	11.61 to 11.52	3,241	-	1.25 to 1.85	5.21 to 4.68

Principal LifeTime 2040 Division:
2009	751	9.13 to 10.67	8,167	2.73	0.95 to 1.85	28.23 to 27.18
2008	839	7.12 to 8.39	7,122	3.94	0.95 to 1.85	(38.73) to (39.33)
2007	799	11.62 to 13.84	11,107	0.29	0.95 to 1.85	5.52 to 2.13
2006	390	11.01 to 13.22	5,191	0.02	0.95 to 1.85	4.22 to 13.03
2005 (5)	123	11.79 to 11.70	1,449	-	1.25 to 1.85	5.48 to 4.95

Principal LifeTime 2050 Division:
2009	464	9.05 to 10.63	5,018	2.41	0.95 to 1.85	28.73 to 27.76
2008	458	7.03 to 8.32	3,856	4.05	0.95 to 1.85	(39.60) to (40.19)
2007	426	11.64 to 13.92	5,960	0.21	0.95 to 1.85	5.61 to 2.26
2006	260	11.02 to 13.29	3,485	0.01	1.25 to 1.85	4.59 to 13.38
2005 (5)	66	11.82 to 11.73	774	-	1.25 to 1.85	5.46 to 4.94

Real Estate Securities Division:
2009	3,012	2.24 to 23.63	72,274	4.21	0.37 to 1.85	28.33 to 26.50
2008	3,393	1.74 to 18.68	64,057	2.39	0.47 to 1.85	(33.14) to (34.09)
2007	4,085	2.61 to 28.34	116,915	0.83	0.42 to 1.85	(18.04) to (19.21)
2006	5,236	3.18 to 35.07	181,645	1.59	0.42 to 1.85	35.90 to 34.11
2005	5,253	2.34 to 26.15	133,793	0.02	0.42 to 1.85	15.27 to 13.74

SAM Balanced Portfolio
Division:
2009	62,913	9.27 to 9.05	577,353	3.66	0.95 to 1.85	22.62 to 21.64
2008	30,551	7.56 to 7.44	229,327	3.52	0.95 to 1.85	(26.82) to (27.56)
2007 (8)	3,428	10.33 to 10.28	35,315	0.06	0.95 to 1.85	3.35 to 2.20

SAM Conservative Balanced
Portfolio Division:
2009	14,160	9.90 to 9.66	138,649	3.08	0.95 to 1.85	20.00 to 18.97
2008	7,346	8.25 to 8.12	60,144	3.11	0.95 to 1.85	(19.98) to (20.70)
2007 (8)	843	10.31 to 10.25	8,661	0.29	0.95 to 1.85	3.07 to 1.64

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

SAM Conservative Growth
Portfolio Division:
2009	4,941	$8.53 to $8.32	$41,606	4.97%	0.95% to 1.85%	24.53% to 23.44%
2008	3,313	6.85 to 6.74	22,494	3.79	0.95 to 1.85	(33.75) to (34.37)
2007 (8)	670	10.34 to 10.28	6,902	0.54	0.95 to 1.85	3.30 to 2.62

SAM Flexible Income Portfolio
Division:
2009	12,515	10.40 to 10.15	128,680	4.54	0.95 to 1.85	18.86 to 17.75
2008	7,644	8.75 to 8.62	66,370	4.86	0.95 to 1.85	(14.55) to (15.32)
2007 (8)	149	10.24 to 10.19	1,519	0.49	0.95 to 1.85	2.43 to 1.12

SAM Strategic Growth Portfolio
Division:
2009	3,779	8.08 to 7.89	30,169	3.70	0.95 to 1.85	26.25 to 25.04
2008	2,572	6.40 to 6.31	16,339	3.61	0.95 to 1.85	(38.04) to (38.56)
2007 (8)	659	10.33 to 10.27	6,786	0.18	0.95 to 1.85	3.16 to 2.87

Short-Term Bond Division:
2009	12,702	10.25 to 9.59	125,715	6.32	0.85 to 1.85	9.28 to 8.12
2008	12,560	9.38 to 8.87	114,329	4.85	0.85 to 1.85	(12.42) to (13.29)
2007	14,642	10.71 to 10.23	152,978	3.29	0.85 to 1.85	2.19 to 1.17
2006	11,441	10.48 to 10.11	117,594	2.22	0.85 to 1.85	3.56 to 2.53
2005	8,171	10.12 to 9.86	81,529	1.51	0.85 to 1.85	0.94 to 0.46

Short-Term Income Division:
2009	2,174	10.89 to 10.77	23,551	7.36	0.85 to 1.85	9.01 to 110.35
2008 (10)	28	9.99 to 5.12	261	-	0.85 to 1.85	0.30 to (48.59)

SmallCap Blend Division:
2009	3,419	1.02 to 9.60	33,829	0.73	0.33 to 1.85	21.60 to 19.85
2008	3,928	0.84 to 8.01	32,501	0.45	0.43 to 1.85	(37.00) to (37.86)
2007	4,859	1.33 to 12.89	65,212	0.31	0.42 to 1.85	1.22 to (0.23)
2006	5,338	1.31 to 12.92	71,752	0.16	0.42 to 1.85	12.23 to 10.64
2005	5,934	1.17 to 11.68	70,854	0.02	0.42 to 1.85	6.36 to 5.13

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
				For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

SmallCap Growth II Division:
2009	3,540	$0.64 to $7.98	$28,675	-%	0.72% to 1.85%	31.00% to 29.34%
2008	3,794	0.49 to 6.17	24,055	-	0.43 to 1.85	(41.39) to (42.28)
2007	4,379	0.83 to 10.69	47,856	-	0.42 to 1.85	4.48 to 3.06
2006	4,608	0.80 to 10.37	48,773	-	0.42 to 1.85	8.52 to 6.98
2005	4,861	0.73 to 9.69	46,695	-	0.42 to 1.85	5.80 to 4.72

SmallCap Value I Division:
2009	4,686	1.42 to 16.99	80,632	2.30	0.46 to 1.85	15.68 to 14.10
2008	4,949	1.23 to 14.89	74,626	0.98	0.41 to 1.85	(32.10) to (33.08)
2007	5,471	1.81 to 22.25	123,310	0.36	0.42 to 1.85	(9.90) to (11.18)
2006	4,998	2.01 to 25.05	126,060	0.29	0.42 to 1.85	18.24 to 16.47
2005	4,563	1.70 to 21.51	95,378	0.04	0.42 to 1.85	5.59 to 4.28

T. Rowe Price Blue Chip Growth
II Division:
2009	457	11.01 to 10.66	5,001	-	1.25 to 1.85	40.08 to 39.16
2008	164	7.86 to 7.66	1,278	0.11	1.25 to 1.85	(43.37) to (43.68)
2007	136	13.88 to 13.60	1,872	0.11	1.25 to 1.85	11.08 to 10.42
2006	83	12.49 to 12.32	1,028	0.24	1.25 to 1.85	7.97 to 7.33
2005 (5)	56	11.57 to 11.48	644	0.28	1.25 to 1.85	7.40 to 6.86

T. Rowe Price Health Sciences II
Division:
2009	342	14.37 to 13.91	4,869	–	1.25 to 1.85	29.69 to 28.92
2008	339	11.08 to 10.79	3,736	–	1.25 to 1.85	(30.05) to (30.48)
2007	245	15.84 to 15.52	3,858	–	1.25 to 1.85	16.24 to 15.54
2006	162	13.62 to 13.43	2,197	–	1.25 to 1.85	7.09 to 6.45
2005 (5)	43	12.72 to 12.62	551	–	1.25 to 1.85	19.54 to 18.94

Templeton Growth Securities
Class 2 Division:
2009	92	14.31	1,315	3.15	0.85	29.97
2008	105	11.01	1,158	1.81	0.85	(42.81)
2007	138	19.25	2,663	1.33	0.85	1.48
2006	160	18.97	3,029	1.28	0.85	20.78
2005	146	15.70	2,287	1.07	0.85	7.90

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)
For the Year Ended December 31,
		December 31		Except as Noted
		Unit Fair Value			Expense
		Corresponding to	Net	Investment	Ratio (2)
	Units	Lowest to Highest	Assets	Income	Lowest to	Total Return (3)
Division	(000’s)	Expense Ratio	(000’s)	Ratio (1)	Highest	Lowest to Highest

Van Eck Worldwide Hard Assets
Service Class Division:
2009 (11)	82	$13.17 to $13.12	$1,081	–	1.25% to 1.85%	26.63% to 26.28%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.
The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of Separate Account B, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in adirect reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in areduction in the total return presented. Investment options with adate notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.
(4)	These divisions received payment from an affiliate as compensation for foreign income tax credits. The total returns for these divisions would have been lower without the inclusion of the Payment from Affiliate.
(5)	Commencement of operations, January 4, 2005.
(6)	Commencement of operations, April 28, 2006.
(7)	Commencement of operations, January 5, 2007.
(8)	Commencement of operations, May 1, 2007.
(9)	Commenced operations May 19, 2008.
(10)	Commenced operations November 24, 2008.
(11)	Commenced operations May 18, 2009.
(12)	Represented the operations of Janus Aspen Mid Cap Growth Service Shares Division until May 18, 2009 name change.
(13)	Represented the operations of West Coast Equity Division until November 23, 2009 name change.

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

There are divisions that have total return outside of the ranges indicated above. The following is a list of the divisions and corresponding lowest total return and highest total return.

Division	2009 Unit Value	2009 Total Return

American Century VP Income & Growth Class I Division	$8.44	–%
Asset Allocation Division	23.21	–
Balanced Division	1.88 and 17.48	–
Bond & Mortgage Securities Division	2.09 and 18.89	–
Diversified International Division	2.28 and 20.97	–
Equity Income Division	8.02	–
Government & High Quality Bond Division	2.25 and 19.27	–
International Emerging Markets Division	31.08	–
International Small Cap Division	21.74	–
LargeCap Growth Division	1.66 and 15.81	–
LargeCap Growth I Division	28.48	–
LargeCap S&P 500 Index Division	8.51, 8.88 and 9.00	–
	2.61, 2.71, 5.27,
LargeCap Value Division	6.16, 8.27 and 8.99	–
MidCap Blend Division	3.85 and 35.80	–
		32.72, 33.42 and
MidCap Growth I Division	10.62 and 11.86	33.94
MidCap Value II Division	12.17 and 18.45	–
Money Market Division	1.64 and 14.32	–
Mortgage Securities Division	–	5.15 and 5.45
Principal LifeTime Strategic Income Division	10.78	–
Principal LifeTime 2010 Division	10.88	–
Principal LifeTime 2020 Division	11.20	–
Principal LifeTime 2030 Division	10.96	–
Principal LifeTime 2040 Division	11.02	–
Principal LifeTime 2050 Division	10.97	–
Real Estate Securities Division	24.96	–
Short-Term Income Division	–	8.51 and 8.91
SmallCap Blend Division	10.14 and 12.95	–
SmallCap Growth II Division	8.43	–
SmallCap Value I Division	17.94	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2008 Unit Value	2008 Total Return

American Century VP Income & Growth Class I Division	$7.22	–%
Asset Allocation Division	19.78	–
Balanced Division	1.56 and 14.61	–
Bond & Mortgage Securities Division	1.74 and 15.82	–
Diversified International Division	1.80 and 16.48	–
Equity Income Division	6.77	–
Government & High Quality Bond Division	2.15 and 18.53	–
International Emerging Markets Division	18.55	–
International SmallCap Division	16.33	–
LargeCap Growth Division	1.32 and 12.61	–
LargeCap Growth I Division	18.88	–
LargeCap S&P 500 Index Division	6.82, 7.09 and 7.19	–
LargeCap Value Division	2.26, 18.56 and 27.22	–
MidCap Blend Division	2.90 and 27.10	–
MidCap Growth I Division	7.96 and 8.85	–
MidCap Value II Division	9.19 and 13.88	–
Money Market Division	1.65 and 14.47	–
Principal LifeTime Strategic Income Division	9.17	(25.31)
Principal LifeTime 2010 Division	8.81	(32.23)
Principal LifeTime 2020 Division	8.90	(35.39)
Principal LifeTime 2030 Division	8.65	(37.65)
Principal LifeTime 2040 Division	8.61	(39.38)
Principal LifeTime 2050 Division	8.54	(40.23)
Real Estate Securities Division	19.61	–
SAM Balanced Portfolio Division	–	(27.63)
SAM Conservative Balanced Portfolio Division	–	(20.78)
SAM Conservative Growth Portfolio Division	–	(34.44)
SAM Flexible Income Portfolio Division	–	(15.41)
SmallCap Blend Division	8.40 and 10.69	–
SmallCap Growth II Division	6.48	–
SmallCap Value I Division	15.63	–

Division	2007 Unit Value	2007 Total Return

AIM V.I. SmallCap Equity Series I Division	$ –	(1.43)% and 3.87%
American Century VP Income and Growth Class I Division	11.14	–
Asset Allocation Division	26.65	–
Balanced Division	2.27 and 21.41	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2007 Unit Value	2007 Total Return

Bond Division	$2.11 and $19.32	–%
Capital Value Division	3.51, 28.99 and 42.27	–
Diversified International Division	3.36 and 31.03	–
Equity Growth Division	32.19	2.66 and 2.73
Equity Income I Division	10.38	–
Government & High Quality Bond Division	2.20 and 19.07	–
Growth Division	2.33 and 22.46	–
International Emerging Markets Division	41.62	–
International SmallCap Division	33.26	–
	10.98, 11.37 and
LargeCap Stock Index Division	11.55	–
MidCap Division	4.41 and 41.53	–
MidCap Growth Division	13.69 and 15.16	–
MidCap Value Division	16.60 and 24.95	–
Money Market Division	1.62 and 14.28	–
Principal LifeTime Strategic Income Division	12.20	–
Principal LifeTime 2010 Division	12.91	–
Principal LifeTime 2020 Division	13.68	–
Principal LifeTime 2030 Division	13.78	–
Principal LifeTime 2040 Division	14.11	–
Principal LifeTime 2050 Division	14.20	–
Real Estate Securities Division	29.57	–
SAM Balanced Portfolio Division	10.27	–
SAM Conservative Balanced Portfolio Division	10.24	–
SAM Conservative Growth Portfolio Division	10.27	–
SAM Flexible Income Portfolio Division	10.18	–
SAM Strategic Growth Portfolio Division	–	2.54
SmallCap Division	13.45 and 17.04	–
SmallCap Growth Division	11.15	–
SmallCap Value Division	23.22	–

Division	2006 Unit Value	2006 Total Return

American Century VP Income & Growth Class I Division	$11.25	4.83%
Asset Allocation Division	24.14	–
Balanced Division	2.17 and 20.58	–
Bond Division	2.05 and 18.92	0.35
Capital Value Division	3.53, 29.38 and 42.51	4.47

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2006 Unit Value	2006 Total Return

Diversified International Division	$2.91 and $27.07	6.56%
Equity Growth Division	30.04	–
Government & High Quality Bond Division	2.11 and 18.41	0.29
Growth Division	1.90 and 18.46	–
International Emerging Markets Division	29.66	–
International SmallCap Division	30.83	–
	10.57, 10.90 and
LargeCap Stock Index Division	11.09	3.93
MidCap Division	4.05 and 38.42	4.32
MidCap Growth Division	12.51 and 13.80	3.76
MidCap Value Division	16.98 and 25.43	4.92
Money Market Division	1.55 and 13.79	0.60
Principal LifeTime Strategic Income Division	12.10	8.89
Principal LifeTime 2010 Division	12.60	10.91
Principal LifeTime 2020 Division	13.21	13.73
Principal LifeTime 2030 Division	13.17	13.40
Principal LifeTime 2040 Division	13.41	13.70
Principal LifeTime 2050 Division	13.48	14.06
Real Estate Securities Division	36.38	3.71
Short-Term Bond Division	–	0.44
SmallCap Division	13.40 and 16.90	4.60
SmallCap Growth Division	10.76	3.49
SmallCap Value Division	25.99	4.97

Division	2005 Unit Value	2005 Total Return

Asset Allocation Division	$21.67	–%
Balanced Division	1.96 and 18.70	–
Bond Division	1.97 and 18.30	2.60
Capital Value Division	2.96, 24.80 and 35.61	3.17 and 2.66
Diversified International Division	2.29 and 21.42	17.96 and 17.37
Equity Growth Division	28.64	11.77 and 12.33
Fidelity VIP Equity – Income Service Class 2 Division	–	4.26 and 3.06
Government & High Quality Bond Division	2.04 and 17.89	1.49
Growth Division	1.74 and 17.01	–
International Emerging Markets Division	21.71	–
International SmallCap Division	23.95	–

Principal Life Insurance Company
Separate Account B

Notes to Financial Statements (continued)

6. Financial Highlights (continued)

Division	2005 Unit Value	2005 Total Return

LargeCap Blend Division	$–	3.69% and 2.82%
LargeCap Stock Index Division	9.26 and 9.51	–
LargeCap Value Division	–	2.08 and 4.13
MidCap Division	3.57 and 34.06	8.84
MidCap Growth Division	11.56 and 12.69	–
MidCap Value Division	15.18 and 22.64	–
Money Market Division	1.49 and 13.34	–
Real Estate Securities Division	26.97	19.86 and 20.46
Short-Term Bond Division	–	(0.06) and 0.96
SmallCap Division	12.04 and 15.13	–
SmallCap Growth Division	10.00	6.53 and 7.06
SmallCap Value Division	22.18	5.94

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Principal Life Insurance Company

We have audited the accompanying consolidated statements of financial position of Principal Life Insurance Company
(“the Company”) as of December 31, 2009 and 2008, and the related consolidated statements of operations, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board
(United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2009 and 2008, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S.
generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for other-than-temporary impairments on debt securities and for the treatment of noncontrolling interests effective January 1, 2009, and for the accounting for its pension and other postretirement benefits effective January 1, 2008.

/s/ Ernst & Young LLP

Des Moines, Iowa
March 15, 2010

Principal Life Insurance Company
Consolidated Statements of Financial Position

	December 31,
	2009	2008
	(in millions)
Assets
Fixed maturities, available-for-sale	$ 43,518.4	$ 38,064.0
Fixed maturities, trading	484.8	752.1
Equity securities, available-for-sale	211.7	234.2
Equity securities, trading	177.2	125.7
Mortgage loans	11,250.5	12,633.8
Real estate	1,022.2	915.2
Policy loans	881.3	881.4
Other investments	1,398.5	2,081.8
Total investments	58,944.6	55,688.2
Cash and cash equivalents	2,044.5	2,536.7
Accrued investment income	681.7	744.0
Premiums due and other receivables	1,011.2	938.2
Deferred policy acquisition costs	3,454.8	3,970.1
Property and equipment	466.0	494.0
Goodwill	258.2	258.2
Other intangibles	145.7	187.7
Separate account assets	57,380.8	51,069.2
Other assets	1,311.3	3,237.3
Total assets	$ 125,698.8	$ 119,123.6

Liabilities
Contractholder funds	$ 39,764.7	$ 43,046.4
Future policy benefits and claims	15,944.4	15,974.2
Other policyholder funds	539.7	518.5
Short-term debt	312.1	291.1
Long-term debt	120.8	121.2
Income taxes currently payable	1.9	4.1
Deferred income taxes	4.9	4.2
Separate account liabilities	57,380.8	51,069.2
Other liabilities	5,162.6	5,952.9
Total liabilities	119,231.9	116,981.8
Stockholder’s equity
Common stock, par value $1 per share — 5.0 million shares authorized, 2.5 million shares
issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,408.9	5,626.6
Retained earnings	1,024.3	1,158.5
Accumulated other comprehensive loss	(1,086.8)	(4,737.6)
Total stockholder’s equity attributable to Principal Life Insurance Company	6,348.9	2,050.0
Noncontrolling interest	118.0	91.8
Total stockholder’s equity	6,466.9	2,141.8
Total liabilities and stockholder’s equity	$ 125,698.8	$ 119,123.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Revenues
Premiums and other considerations	$ 3,511.5	$ 4,005.1	$ 4,387.7
Fees and other revenues	1,619.0	1,849.5	1,996.8
Net investment income	3,188.2	3,472.0	3,552.5
Net realized capital gains (losses), excluding impairment losses on available-for-sale
securities	6.2	(144.9)	(34.3)
Total other-than-temporary impairment losses on available-for-sale securities	(712.4)	(477.7)	(314.1)
Portion of impairment losses on fixed maturities, available-for-sale recognized in other
comprehensive income	260.9	—	—
Net impairment losses on available-for-sale securities	(451.5)	(477.7)	(314.1)
Net realized capital losses	(445.3)	(622.6)	(348.4)
Total revenues	7,873.4	8,704.0	9,588.6
Expenses
Benefits, claims and settlement expenses	5,005.9	5,634.0	5,908.6
Dividends to policyholders	242.2	267.3	293.8
Operating expenses	1,975.1	2,345.7	2,441.1
Total expenses	7,223.2	8,247.0	8,643.5
Income from continuing operations before income taxes	650.2	457.0	945.1
Income taxes	124.8	44.3	201.2
Income from continuing operations, net of related income taxes	525.4	412.7	743.9
Income from discontinued operations, net of related income taxes	—	—	20.2
Net income	525.4	412.7	764.1
Net income attributable to noncontrolling interest	23.0	9.6	23.0
Net income attributable to Principal Life Insurance Company	$ 502.4	$ 403.1	$ 741.1

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder’s Equity
				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder’s
	stock	capital	earnings	income (loss)	interest	equity
	(in millions)
Balances at January 1, 2007	$ 2.5	$ 5,515.3	$ 670.9	$ 612.6	$ 52.6	$ 6,853.9
Contributions from parent	—	13.9	—	—	—	13.9
Capital transactions of equity method investee, net of related income taxes	—	1.1	—	—	—	1.1
Stock-based compensation and additional related tax benefits	—	65.6	(1.2)	—	—	64.4
Dividends to parent	—	—	(650.0)	—	—	(650.0)
Distributions to noncontrolling interest	—	—	—	—	(13.1)	(13.1)
Contributions from noncontrolling interest	—	—	—	—	27.4	27.4
Comprehensive income:
Net income	—	—	741.1	—	23.0	764.1
Net unrealized losses, net	—	—	—	(550.8)	—	(550.8)
Foreign currency translation adjustment, net of related income taxes	—	—	—	3.0	—	3.0
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	52.7	—	52.7
Comprehensive income						269.0
Balances at December 31, 2007	2.5	5,595.9	760.8	117.5	89.9	6,566.6
Return of capital to parent	—	(5.2)	—	—	—	(5.2)
Capital transactions of equity method investee, net of related income taxes	—	0.6	—	—	—	0.6
Stock-based compensation and additional related tax benefits	—	35.3	(0.8)	—	—	34.5
Dividends to parent	—	—	(5.5)	—	—	(5.5)
Distributions to noncontrolling interest	—	—	—	—	(14.7)	(14.7)
Contributions from noncontrolling interest	—	—	—	—	7.0	7.0
Effects of changing postretirement benefit plan measurement date, net of related
income taxes	—	—	0.9	(2.0)	—	(1.1)
Comprehensive loss:
Net income	—	—	403.1	—	9.6	412.7
Net unrealized losses, net	—	—	—	(4,205.1)	—	(4,205.1)
Foreign currency translation adjustment, net of related income taxes	—	—	—	(15.5)	—	(15.5)
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	(632.5)	—	(632.5)
Comprehensive loss						(4,440.4)
Balances at December 31, 2008	2.5	5,626.6	1,158.5	(4,737.6)	91.8	2,141.8
Contributions from parent	—	795.9	—	—	—	795.9
Stock-based compensation and additional related tax benefits	—	32.3	(1.5)	—	—	30.8
Dividends to parent	—	—	(645.0)	—	—	(645.0)
Distributions to noncontrolling interest	—	—	—	—	(7.1)	(7.1)
Contributions from noncontrolling interest	—	—	—	—	10.1	10.1
Purchase of subsidiary shares from noncontrolling interest	—	(45.9)	—	—	0.2	(45.7)
Effects of reclassifying noncredit component of previously recognized
impairment losses on fixed maturities, available-for-sale, net	—	—	9.9	(9.9)	—	—
Comprehensive income:
Net income	—	—	502.4	—	23.0	525.4
Net unrealized gains, net	—	—	—	3,620.9	—	3,620.9
Noncredit component of impairment losses on fixed maturities, available-for-
sale, net	—	—	—	(152.9)	—	(152.9)
Foreign currency translation adjustment, net of related income taxes	—	—	—	21.6	—	21.6
Unrecognized postretirement benefit obligation, net of related income taxes	—	—	—	171.1	—	171.1
Comprehensive income						4,186.1
Balances at December 31, 2009	$ 2.5	$ 6,408.9	$ 1,024.3	$ (1,086.8)	$ 118.0	$ 6,466.9

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Operating activities
Net income	$ 525.4	$ 412.7	$ 764.1
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	—	—	(20.2)
Amortization of deferred policy acquisition costs	93.9	375.0	351.4
Additions to deferred policy acquisition costs	(454.3)	(637.9)	(568.8)
Accrued investment income	62.3	22.3	(52.6)
Net cash flows for trading securities	299.9	(457.9)	(180.7)
Premiums due and other receivables	(124.6)	(74.9)	(136.6)
Contractholder and policyholder liabilities and dividends	1,422.3	2,010.4	1,912.4
Current and deferred income taxes (benefits)	35.4	(194.3)	(105.8)
Net realized capital losses	445.3	622.6	348.4
Depreciation and amortization expense	98.4	91.4	88.8
Mortgage loans held for sale, acquired or originated	(3.0)	(36.8)	(27.2)
Mortgage loans held for sale, sold or repaid, net of gain	17.5	18.1	104.2
Real estate acquired through operating activities	(19.8)	(77.5)	(48.2)
Real estate sold through operating activities	5.2	24.5	43.7
Stock-based compensation	30.0	23.2	59.7
Other	152.4	(58.9)	(108.9)
Net adjustments	2,060.9	1,649.3	1,659.6
Net cash provided by operating activities	2,586.3	2,062.0	2,423.7
Investing activities
Available-for-sale securities:
Purchases	(7,046.2)	(6,179.9)	(10,223.8)
Sales	3,115.5	1,087.1	2,858.5
Maturities	4,128.8	3,039.4	4,278.2
Mortgage loans acquired or originated	(514.8)	(3,395.7)	(3,043.8)
Mortgage loans sold or repaid	1,615.4	2,791.1	1,996.5
Real estate acquired	(62.2)	(33.3)	(115.2)
Real estate sold	25.3	68.7	50.8
Net purchases of property and equipment	(17.9)	(104.1)	(74.5)
Purchases of interest in subsidiaries, net of cash acquired	(45.7)	(18.0)	(7.0)
Net change in other investments	(8.7)	(31.5)	16.3
Net cash provided by (used in) investing activities	$ 1,189.5	$ (2,776.2)	$ (4,264.0)

Principal Life Insurance Company
Consolidated Statements of Cash Flows — (continued)

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Financing activities
Proceeds from financing element derivatives	$ 122.0	$ 142.2	$ 128.7
Payments for financing element derivatives	(67.4)	(114.6)	(137.2)
Excess tax benefits from share-based payment arrangements	0.2	2.7	9.6
Dividends to parent	(645.0)	(5.5)	(650.0)
Capital contributions from (to) parent	795.9	(5.2)	13.9
Issuance of long-term debt	—	0.1	0.2
Principal repayments of long-term debt	(0.4)	(65.8)	(69.4)
Net proceeds (repayments) of short-term borrowings	21.0	(53.3)	(67.7)
Investment contract deposits	4,220.2	11,349.0	9,958.9
Investment contract withdrawals	(8,752.7)	(9,813.7)	(8,209.9)
Net increase in banking operation deposits	43.9	373.1	417.1
Other	(5.7)	(5.4)	(5.3)
Net cash provided by (used in) financing activities	(4,268.0)	1,803.6	1,388.9
Discontinued operations
Net cash provided by operating activities	—	—	2.5
Net cash used in investing activities	—	—	(1.3)
Net cash used in financing activities	—	—	(0.5)
Net cash provided by discontinued operations	—	—	0.7
Net increase (decrease) in cash and cash equivalents	(492.2)	1,089.4	(450.7)
Cash and cash equivalents at beginning of year	2,536.7	1,447.3	1,898.0
Cash and cash equivalents at end of year	$ 2,044.5	$ 2,536.7	$ 1,447.3

Cash and cash equivalents of discontinued operations included above
At beginning of year	$ —	$ —	$ (0.7)
At end of year	$ —	$ —	$ —

Supplemental Information:
Cash paid for interest	$ 14.7	$ 15.2	$ 20.7
Cash paid for income taxes	$ 107.1	$ 227.5	$ 246.4

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2009

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company along with its consolidated subsidiaries is a diversified financial services organization engaged in promoting retirement savings and investment and insurance products and services in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFSI”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements, which include our majority-owned subsidiaries and consolidated variable interest entities (“VIEs”), have been prepared in conformity with U.S. generally accepted accounting principles (“U.S.
GAAP”). Less than majority-owned entities in which we have at least a 20% interest and limited liability companies (“LLCs”), partnerships and real estate joint ventures in which we have at least a 5% interest, are reported on the equity basis in the consolidated statements of financial position as other investments. Investments in LLCs, partnerships and real estate joint ventures in which we have an ownership percentage of 3% to 5% are accounted for under the equity or cost method depending upon the specific facts and circumstances of our ownership and involvement. All significant intercompany accounts and transactions have been eliminated. Information included in the notes to the financial statements excludes information applicable to less than majority-owned entities reported on the equity and cost methods, unless otherwise noted.

We have evaluated subsequent events through March 15, 2010, which was the date our consolidated financial statements were issued.

Reclassifications have been made to prior period financial statements to conform to the December 31, 2009, presentation. See Recent Accounting Pronouncements for impact of new accounting guidance on prior period financial statements.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend-paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Recent Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued authoritative guidance that requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable U.S. GAAP guidance and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. This guidance will be effective for us on
January 1, 2010, except for the disclosures about purchases, sales, issuances and settlements in the reconciliation for Level 3 fair value measurements, which will be effective for us on January 1, 2011. This guidance will not have a material impact on our consolidated financial statements.

In September 2009, FASB issued authoritative guidance for measuring the fair value of certain alternative investments and to offer investors a practical means for measuring the fair value of investments in certain entities that calculate net asset value per share. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

In August 2009, the FASB issued authoritative guidance to provide additional guidance on measuring the fair value of liabilities. This guidance clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset; or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. This guidance was effective for us on October 1, 2009, and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance for the establishment of the FASB Accounting Standards
CodificationTM (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. Rules and interpretive releases of the United States Securities and Exchange Commission (“SEC”) under federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants. All guidance contained in the Codification carries an equal level of authority.
This guidance was effective for us on July 1, 2009, and did not have a material impact on our consolidated financial statements.

In June 2009, the FASB issued authoritative guidance to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement in transferred financial assets. The most significant change is the elimination of the concept of a qualifying special-purpose entity. Therefore, formerly qualifying special-purpose entities (as defined under previous accounting standards) should be evaluated for consolidation by reporting entities on and after the effective date in accordance with the applicable consolidation guidance. This guidance will be effective for us on January 1, 2010, and is not expected to have a material impact on our consolidated financial statements.

Also in June 2009, the FASB issued authoritative guidance related to the accounting for VIEs, which amends prior guidance and requires an enterprise to perform an analysis to determine whether the enterprise’s variable interest or interests give it a controlling financial interest in a VIE. This analysis identifies the primary beneficiary of a VIE as the enterprise that has (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2)
the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. In addition, this guidance requires ongoing reassessments of whether an enterprise is the primary beneficiary of a VIE. Furthermore, we are required to enhance disclosures that will provide users of financial statements with more transparent information about an enterprise’s involvement in a VIE. The enhanced disclosures are required for any enterprise that holds a variable interest in a VIE. This guidance will be effective for us on January 1, 2010, and will result in the consolidation of additional entities in our consolidated financial statements and additional required disclosures. We do not anticipate these changes will have a material impact on our consolidated financial statements. On February 25, 2010, the FASB issued an amendment to this guidance. The amendment indefinitely defers the consolidation requirements for reporting enterprises’ interests in entities that have the characteristics of investment companies and regulated money market funds. The amendment will be effective for us on January 1, 2010.

In April 2009, the FASB issued authoritative guidance which relates to the recognition and presentation of an other-
than-temporary impairment (“OTTI”) of securities and requires additional disclosures. The recognition provisions apply only to debt securities classified as available-for-sale and held-to-maturity, while the presentation and disclosure requirements apply to both debt and equity securities. An impaired debt security will be considered other-than-temporarily impaired if a holder has the intent to sell, or it more likely than not will be required to sell prior to recovery of the amortized cost. If a holder of a debt security does not expect recovery of the entire cost basis, even if there is no intention to sell the security, it will be considered an OTTI as well. This guidance also changes how an entity recognizes an OTTI for a debt security by separating the loss between the amount representing the credit loss and the amount relating to other factors, if a holder does not have the intent to sell or it more likely than not will not be required to sell prior to recovery of the amortized cost less any current period credit loss. Credit losses will be recognized in net income and losses relating to other factors will be recognized in other comprehensive income (“OCI”). If the holder has the intent to sell or it more likely than not will be required to sell before its recovery of amortized cost less any current period credit loss, the entire OTTI will continue to be recognized in net income. Furthermore, this guidance requires a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated OCI. We adopted this guidance effective January 1, 2009. The cumulative change in accounting principle from adopting this guidance resulted in a net $9.9 million increase to retained earnings and a corresponding decrease to accumulated OCI. The required disclosures have been included in our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Also in April 2009, the FASB issued authoritative guidance which provides additional information on estimating fair value when the volume and level of activity for an asset or liability have significantly decreased in relation to normal market activity for the asset or liability and clarifies that the use of multiple valuation techniques may be appropriate. It also provides additional guidance on circumstances that may indicate a transaction is not orderly. Further, it requires additional disclosures about fair value measurements in annual and interim reporting periods. We adopted this guidance effective January 1, 2009, and it did not have a material impact on our consolidated financial statements. See Note 16, Fair Value of Financial Instruments, for
further details.

In January 2009, the FASB issued authoritative guidance related to the assessment of the OTTI of certain beneficial interests in securitized financial assets, which eliminated the requirement that a financial instrument holder’s best estimate of cash flows be based upon those that a market participant would use. Instead, this guidance requires the use of management’s judgment in the determination of whether it is probable there has been an adverse change in estimated cash flow. This guidance was effective for us on October 1, 2008, and did not have a material impact on our consolidated financial statements.

In December 2008, the FASB issued authoritative guidance requiring additional disclosures by public entities with continuing involvement in transfers of financial assets to special purpose entities and with variable interests in VIEs. This guidance was effective for us on October 1, 2008. We have included the required disclosures in our consolidated financial statements. See Note 5, Variable Interest Entities for further details.

In September 2008, the FASB issued authoritative guidance (1) requiring disclosures by sellers of credit derivatives, including credit derivatives embedded in a hybrid instrument and (2) requiring an additional disclosure about the current status of the payment/performance risk of a guarantee. This guidance was effective for us on October 1, 2008. We have included the required disclosures in our consolidated financial statements. See Note 7, Derivative Financial Instruments, for
further details relating to our credit derivatives.

In March 2008, the FASB issued authoritative guidance requiring (1) qualitative disclosures about objectives and strategies for using derivatives, (2) quantitative disclosures about fair value amounts of gains and losses on derivative instruments and related hedged items and (3) disclosures about credit-risk-related contingent features in derivative instruments.
The disclosures are intended to provide users of financial statements with an enhanced understanding of how and why derivative instruments are used, how they are accounted for and the financial statement impacts. We adopted these changes on January 1,
2009. See Note 7, Derivative Financial Instruments, for further details.

In December 2007, the FASB issued authoritative guidance requiring that the acquiring entity in a business combination establish the acquisition-date fair value as the measurement objective for all assets acquired and liabilities assumed, including any noncontrolling interests, and requires the acquirer to disclose additional information needed to more comprehensively evaluate and understand the nature and financial effect of the business combination. In addition, direct acquisition costs are to be expensed. We adopted this guidance on January 1, 2009, and all requirements are applied prospectively.

Also in December 2007, the FASB issued authoritative guidance mandating the following changes to noncontrolling interests:

(1) Noncontrolling interests are to be treated as a separate component of equity, rather than as a liability or other item outside of equity.
(2) Net income includes the total income of all consolidated subsidiaries, with separate disclosures on the face of the statement of operations of the income attributable to controlling and noncontrolling interests. Previously, net income attributable to the noncontrolling interest was reported as an operating expense in arriving at consolidated net income.
(3) This guidance revises the accounting requirements for changes in a parent’s ownership interest when the parent retains control and for changes in a parent’s ownership interest that results in deconsolidation.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

We adopted this guidance on January 1, 2009. Presentation and disclosure requirements have been applied retrospectively for all periods presented. All other requirements have been applied prospectively. Certain separate account arrangements involve ownership of mutual funds to support the investment objective of the separate account. It is possible that, through a separate account arrangement, greater than 50% of the mutual fund shares could be owned. The accounting guidance for this circumstance is not well defined, but we, like many other insurers, do not consolidate the mutual fund as we believe the arrangement qualifies for the exemption afforded investment companies. In September 2009, the FASB issued proposed guidance addressing an insurer’s accounting for majority-owned investments through a separate account. The comment period for this proposed guidance ended on October 26, 2009, and while the final outcome is still uncertain, the guidance as exposed supports our position.

In February 2007, the FASB issued authoritative guidance permitting entities to choose, at specified election dates, to measure eligible financial instruments and certain other items at fair value that are not currently required to be reported at fair value. Unrealized gains and losses on items for which the fair value option is elected shall be reported in net income. The decision about whether to elect the fair value option (1) is applied instrument by instrument, with certain exceptions (2) is irrevocable and (3) is applied to an entire instrument and not only to specified risks, specific cash flows, or portions of that instrument. This guidance also requires additional disclosures that are intended to facilitate comparisons between entities that choose different measurement attributes for similar assets and liabilities and between assets and liabilities in the financial statements of an entity that selects different measurement attributes for similar assets and liabilities. At the effective date, the fair value option may be elected for eligible items that exist at that date and the effect of the first remeasurement to fair value for those items should be reported as a cumulative effect adjustment to retained earnings. We adopted this guidance on January 1,
2008, and the resulting cumulative effect of the change in accounting principle was immaterial. Therefore, the pre-tax cumulative effect of the change in accounting principle is reflected in net realized capital gains (losses). Election of this option upon acquisition or assumption of eligible items could introduce period to period volatility in net income.

In September 2006, the FASB issued authoritative guidance related to defined benefit pension plans and other postretirement benefit plans, which eliminated the ability to choose a measurement date by requiring that plan assets and benefit obligations be measured as of the annual balance sheet date. This guidance was effective for us on December 31, 2008. For
2007, we used a measurement date of October 1 for the measurement of plan assets and benefit obligations. Two transition methods were available when implementing the change in measurement date for 2008. We chose the alternative that allowed us to use the October 1, 2007, measurement date as a basis for determining the 2008 expense and transition adjustment. The effect of changing the measurement date resulted in a $0.9 million increase to retained earnings and a $2.0 million decrease to accumulated OCI in the first quarter of 2008.

In September 2006, the FASB issued authoritative guidance for using fair value to measure assets and liabilities, which applies whenever other standards require or permit assets or liabilities to be measured at fair value, but does not expand the use of fair value measurement. This guidance establishes a fair value hierarchy that gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, and requires fair value measurements to be separately disclosed by level within the hierarchy. In February 2008, the FASB deferred the effective date of this guidance for one year for nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a nonrecurring basis. In February 2008, the
FASB issued authoritative guidance excluding instruments covered by lease accounting and its related interpretive guidance from the scope of its fair value measurement guidance. In October 2008, the FASB issued authoritative guidance which clarifies the application of its fair value measurement guidance in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is inactive. Our adoption of the
FASB’s fair value measurement guidance on January 1, 2008, for assets and liabilities measured at fair value on a recurring basis and financial assets and liabilities measured at fair value on a nonrecurring basis did not have a material impact on our consolidated financial statements. We deferred the adoption for nonfinancial assets and liabilities measured at fair value on a nonrecurring basis until January 1, 2009, which also did not have a material impact on our consolidated financial statements. See
Note 16, Fair Value of Financial Instruments, for further details.

In July 2006, the FASB issued authoritative guidance prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. This guidance requires the affirmative evaluation that it is more likely than not, based on the technical merits of a tax position, that an enterprise is entitled to economic benefits resulting from positions taken in income tax returns. If a tax position does not meet the more-likely-than-not recognition threshold, the benefit of that position is not recognized in the financial statements.
In addition, this guidance requires companies to disclose additional quantitative and qualitative information in their financial statements about uncertain tax positions. We adopted this guidance on January 1, 2007, which did not have a material impact on our consolidated financial statements. See Note 12, Income Taxes, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

In March 2006, the FASB issued authoritative guidance which (1) requires an entity to recognize a servicing asset or liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in specified situations, (2) requires all separately recognized servicing assets and liabilities to be initially measured at fair value, (3) for subsequent measurement of each class of separately recognized servicing assets and liabilities, an entity can elect either the amortization or fair value measurement method, (4) permits a one-time reclassification of available-for-sale securities to trading securities by an entity with recognized servicing rights, without calling into question the treatment of other available-for-sale securities, provided the available-for-sale securities are identified in some manner as offsetting the entity's exposure to changes in fair value of servicing assets or liabilities that a servicer elects to subsequently measure at fair value, and (5) requires separate presentation of servicing assets and liabilities measured at fair value in the statement of financial position and also requires additional disclosures. For us, the initial measurement requirements of this statement should be applied prospectively to all transactions entered into after January 1, 2007. The election related to the subsequent measurement of servicing assets and liabilities was also effective for us on January 1, 2007. We did not elect to subsequently measure any of our servicing rights at fair value or reclassify any available-for-sale securities to trading.

In February 2006, the FASB issued authoritative guidance which (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation, (2) clarifies which interest-
only and principal-only strips are not subject to the requirements of derivative accounting guidance (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation, (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives and (5) eliminates the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. For us, this guidance was effective for all financial instruments acquired or issued after January 1, 2007. At adoption, the fair value election could also be applied to hybrid financial instruments that had been bifurcated under derivative accounting guidance prior to adoption of this guidance. We adopted this guidance on January 1, 2007, and did not apply the fair value election to any existing hybrid financial instruments that had been bifurcated.

In September 2005, the AICPA issued authoritative guidance relating to accounting for deferred policy acquisition costs (“DPAC”) when insurance or investment contracts are modified or exchanged. An internal replacement of an insurance or investment contract is defined as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. An internal replacement that is determined to result in a replacement contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract and any unamortized DPAC, unearned revenue liabilities, and deferred sales inducement costs from the replaced contract should be written off and acquisition costs on the new contracts deferred as appropriate. This guidance was effective for internal replacements occurring prospectively beginning in 2007. Adoption of this guidance did not have a material impact on our consolidated financial statements.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

• the fair value of investments in the absence of quoted market values;
• investment impairments;
• the fair value of and accounting for derivatives;
• the DPAC and other actuarial balances where the amortization is based on estimated gross profits;
• the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments, if any;
• the liability for future policy benefits and claims;
• the value of our pension and other postretirement benefit obligations and
• accounting for income taxes and the valuation of deferred tax assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to our businesses and operations. Actual results could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturity securities include bonds, mortgage-backed securities, redeemable preferred stock and certain nonredeemable preferred stock. Equity securities include mutual funds, common stock and nonredeemable preferred stock. We classify fixed maturity securities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 16, Fair Value of Financial Instruments, for policies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments related to DPAC, sales inducements, unearned revenue reserves, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). We also have trading securities portfolios that support investment strategies that involve the active and frequent purchase and sale of fixed maturity securities. Mark-to-market adjustments related to these trading securities are reflected in net investment income.

The cost of fixed maturity securities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturity securities and equity securities is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturity securities reported in OCI. See further discussion in Note 6, Investments. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements, and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost bases of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $23.8 million and $135.4 million as of December 31, 2009 and 2008, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method, net of valuation allowances. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral. We had commercial mortgage loans held for sale in the amount of $3.4 million and $12.9 million at December 31, 2009 and 2008, respectively, which are carried at the lower of cost or fair value and reported as mortgage loans in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other than temporary impairments of securities, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain seed money investments, fair value hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance and impairments of real estate held for investment. Investment gains and losses on sales of certain real estate held for sale, which do not meet the criteria for classification as a discontinued operation and mark-to-market adjustments on certain trading securities are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and other investments, excluding investments in unconsolidated entities, are primarily reported at cost.
Derivatives
Overview. Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, swaptions, futures, currency swaps, currency forwards, credit default swaps, commodity swaps and options. Derivatives may be exchange traded or contracted in the over-the-counter market. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value of Financial Instruments, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.
Accounting and Financial Statement Presentation. We designate derivatives as either:
(a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);
(b) a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or
(c) a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income.
At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the statement of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.
We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised; or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of OCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because a hedged forecasted transaction is no longer probable, the deferred gain or loss is immediately reclassified from OCI into net income.

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts and reserves for universal life, term life insurance, participating traditional individual life insurance, group life insurance, accident and health insurance and disability income policies, as well as a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long duration contracts where benefit features result in gains in early years followed by losses in later years, universal life/variable universal life contracts that contain no lapse guarantee features, or annuities with guaranteed minimum death benefits.

Reserves for nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Participating business represented approximately 17%, 17% and 18% of our life insurance in force and 55%, 57% and
59% of the number of life insurance policies in force at December 31, 2009, 2008 and 2007, respectively. Participating business represented approximately 68% of life insurance premiums for the years ended December 31, 2009, 2008 and 2007, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we establish a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to operations over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profit margins.

The liability for unpaid accident and health claims is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe that the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income.

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves, using estimates for mortality and investment assumptions, which include a provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage.
Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of Guaranteed Investment Contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for asset management services provided to retail and institutional clients based largely upon contractual rates applied to the market value of the client's portfolio. Additionally, fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of asset management and administrative services are recognized as revenue when earned, typically when the service is performed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Deferred Policy Acquisition Costs

Commissions and other costs (underwriting, issuance and field expenses) that vary with and are primarily related to the acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable.
Maintenance costs and acquisition costs that are not deferrable are charged to operations as incurred.

DPAC for universal life-type insurance contracts, participating life insurance policies and certain investment contracts are being amortized over the lives of the policies and contracts in relation to the emergence of estimated gross profit margins.
This amortization is adjusted in the current period when estimated gross profits are revised. For individual variable life insurance, individual variable annuities and group annuities which have separate account equity investment options, we utilize a mean reversion method (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth assumption used for the amortization of DPAC. The DPAC of nonparticipating term life insurance and individual disability policies are being amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities.

DPAC are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition is necessary, DPAC would be written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

Deferred Policy Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing
DPAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DPAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our statement of financial position.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. At December 31, 2009 and 2008, our largest exposures to a single third-party reinsurer in our individual life insurance business was $22.0 billion and $18.5 billion of life insurance in force, representing 14% and 11% of total net individual life insurance in force, respectively. The financial statement exposure is limited to the reinsurance recoverable related to this single third party reinsurer, which was $26.8 million and $18.1 million at
December 31, 2009 and 2008, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
1. Nature of Operations and Significant Accounting Policies — (continued)
The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Premiums and other considerations:
Direct	$ 3,807.9	$ 4,290.5 $	4,504.4
Assumed	5.2	9.7	160.0
Ceded	(301.6)	(295.1)	(276.7)
Net premiums and other considerations	$ 3,511.5	$ 4,005.1 $	4,387.7
Benefits, claims and settlement expenses:
Direct	$ 5,234.0	$ 5,853.7 $	5,963.0
Assumed	38.9	43.5	190.4
Ceded	(267.0)	(263.2)	(244.8)
Net benefits, claims and settlement expenses	$ 5,005.9	$ 5,634.0 $	5,908.6

Separate Accounts

The separate account assets presented in the consolidated financial statements represent the fair market value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments. The separate account contract owner, rather than us, bears the investment risk of these funds. The separate account assets are legally segregated and are not subject to claims that arise out of any of our other business. We receive fees for mortality, withdrawal, and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses on the separate accounts are not reflected in the consolidated statements of operations.

At December 31, 2009 and 2008, the separate accounts include a separate account valued at $191.5 million and
$207.4 million, respectively, which primarily includes shares of PFG stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding
Company’s 2001 demutualization. The separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Income Taxes

Our ultimate parent, PFG, files a U.S. consolidated income tax return that includes all of our qualifying subsidiaries. In addition, we file income tax returns in all states in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities and net operating losses using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in operations in the period in which the change is enacted.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

1. Nature of Operations and Significant Accounting Policies — (continued)

Goodwill and Other Intangibles

Goodwill and other intangibles include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill and indefinite-lived intangible assets are not amortized. Rather, they are tested for impairment during the fourth quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level to which it was assigned. A reporting unit is an operating segment or a business one level below that operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value. Impairment testing for indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying value.

Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset.
If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Related Party Transaction

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2009, 2008 and 2007, we received $196.1 million, $199.2 million and $187.1 million, respectively, of expense reimbursements from affiliated entities.

We and our direct parent, PFSI, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFSI in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFSI to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFSI for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFSI of $458.7 million and $325.4 million at December 31, 2009 and 2008, respectively, and earned interest of $1.3 million, $10.9 million and $28.2 million during 2009, 2008 and 2007, respectively.

We receive commission fees, distribution and services fees from Principal Funds for distributing proprietary products on our behalf. Furthermore, we receive management and administrative fees from Principal Funds for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenue was $172.7 million, $101.9 million and $102.9 million for the years ended December 31, 2009, 2008 and 2007, respectively. In addition, we pay commission expense to affiliated registered representatives to sell proprietary products. Commission expense was
$57.8 million, $145.2 million and $132.6 million for the years ended December 31, 2009, 2008 and 2007, respectively.

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our subsidiaries and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

3. Discontinued Operations

Real Estate Investments

In 2007, we sold a real estate property previously held for investment purposes. This property qualifies for discontinued
operations treatment. Therefore, the income from the discontinued operation has been removed from our results of continuing operations for all periods presented. The gain on disposal, which is reported in our Corporate segment, is excluded from segment operating earnings for all periods presented. We have separately disclosed the operating, investing and financing portions of the cash flows attributable to the discontinued operation in our consolidated statements of cash flows. Additionally, the information included in the notes to the financial statements excludes information applicable to this property, unless otherwise noted.

The property was sold to take advantage of positive real estate market conditions in a specific geographic location and to further diversify our real estate portfolio.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
3. Discontinued Operations — (continued)
Selected financial information for the discontinued operation is as follows:

	For the year ended
	December 31,
	2009	2008	2007
		(in millions)
Total revenues	$ —	$ —	$ 0.3
Income from discontinued operation attributable to Principal Life Insurance
Company:
Income before income taxes	$ —	$ —	$ 0.3
Income taxes	—	—	0.1
Gain on disposal of discontinued operation	—	—	32.8
Income taxes on disposal	—	—	12.8
Net income	$ —	$ —	$ 20.2

4. Goodwill and Other Intangible Assets
Goodwill
The changes in the carrying amount of goodwill reported in our segments for 2008 and 2009 were as follows:

Life and
	U.S. Asset	Global Asset	Health
	Accumulation	Management	Insurance	Consolidated
(in millions)
Balances at January 1, 2008	$ 16.6	$ 140.4	$ 87.0	$ 244.0
Goodwill from acquisitions	2.1	12.1	—	14.2
Balances at December 31, 2008	$ 18.7	$ 152.5	$ 87.0	$ 258.2

Balances at December 31, 2009	$ 18.7	$ 152.5	$ 87.0	$ 258.2

Finite Lived Intangibles

Finite lived intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 18 years were as follows:

December 31,
		2009			2008
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount
(in millions)
Finite lived intangibles	$ 84.1	$ 32.9	$ 51.2	$ 133.0	$ 39.8	$ 93.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

4. Goodwill and Other Intangible Assets — (continued)

We recorded no significant impairments in 2009, 2008 and 2007. The amortization expense for intangible assets with finite useful lives was $6.0 million, $8.3 million and $9.9 million for 2009, 2008 and 2007, respectively. At December 31, 2009, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2010	$ 4.2
2011	4.1
2012	3.9
2013	3.5
2014	3.5

Indefinite Lived Intangible Assets

The net carrying amount of unamortized indefinite lived intangible assets was $94.5 million as of both December 31,
2009 and 2008. This represents our share of the purchase price from our parent’s December 31, 2006, acquisition of WM
Advisors, Inc. related to investment management contracts that are not subject to amortization. We were allocated $99.9 million of the purchase price based on the fact that we will benefit from our parent’s acquisition, which also included $3.2 million related to goodwill and $2.2 million related to amortizable finite lived intangible assets that were subject to a three-year amortization period.

5. Variable Interest Entities
We have relationships with various types of special purpose entities and other entities where we have a variable interest. The following serves as a discussion of investments in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities

Synthetic Collateralized Debt Obligation. On May 26, 2005, we invested $130.0 million in a secured credit-linked note issued by a grantor trust. The trust entered into a credit default swap providing credit protection on the first 45% of loss of seven mezzanine tranches totaling $288.9 million of seven synthetic reference portfolios. Subordination for the seven mezzanine tranches ranged from 1.29% to 4.79%. Therefore, defaults in an underlying reference portfolio only affected the credit-linked note if cumulative losses exceeded the subordination of a synthetic reference portfolio. As of December 31, 2008, the credit default swap entered into by the trust had an outstanding notional amount of $130.0 million. The credit default swap counterparties of the grantor trusts had no recourse to our assets. In October 2009, the grantor trust was terminated and we received $122.2 million in cash.

We determined that this grantor trust was a VIE and that we were the primary beneficiary of the trust as we were the sole investor in the trust and the manager of the synthetic reference portfolios. Upon consolidation of the trust, as of December 31,
2008, our consolidated statements of financial position included $93.5 million of available-for-sale fixed maturity securities, which represented the collateral held by the trust. The assets of the trust were held by a trustee and could only be liquidated to settle obligations of the trust. These obligations included losses on the synthetic reference portfolio and the return of investments due to maturity or termination of the trust. As of December 31, 2008, our consolidated statements of financial position included
$53.4 million of other liabilities representing derivative market values of the trust.

During the year December 31, 2008 and 2007, the credit default swaps had a change in fair value that resulted in a
$54.5 million pre-tax loss and $3.2 million pre-tax loss, respectively. During the year ended December 31, 2009, we recognized a pre-tax gain of $49.8 million related to the change in fair value and termination of the credit default swaps.

Grantor Trusts. We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated the cash flows of the underlying $425.9 million par value notes by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificate and the residual certificates were subsequently sold to a third party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Variable Interest Entities — (continued)

We have determined that these grantor trusts are VIEs as our interest-only certificates are exposed to the majority of the risk of loss due to interest rate risk. The restricted interest periods end between 2016 and 2020 and, at that time, the residual certificate holders’ certificates are redeemed by the trust in return for the notes. We have determined that it will be necessary for us to consolidate these entities until the expiration of the interest-only period. As of December 31, 2009 and 2008, our consolidated statements of financial position include $226.6 million and $212.2 million, respectively, of undated subordinated floating rate notes of the grantor trusts, which are classified as available-for-sale fixed maturity securities and represent the collateral held by the trust. The obligation to deliver the underlying securities to the residual certificate holders of $89.1 million and $103.8 million as of December 31, 2009 and 2008, respectively, is classified as an other liability and contains an embedded derivative of the forecasted transaction to deliver the underlying securities. The creditors of the grantor trusts have no recourse to our assets.

Other. In addition to the entities above, we have a number of relationships with a disparate group of entities, which meet the criteria for VIEs. Due to the nature of our direct investment in the equity and/or debt of these VIEs, we are the primary beneficiary of such entities, which requires us to consolidate them. These entities include five private investment vehicles and several hedge funds. The consolidation of these VIEs did not have a material effect on either our consolidated statements of financial position as of December 31, 2009 or 2008, or results of operations for the years ended December 31, 2009, 2008 and
2007. For these entities, the creditors have no recourse to our assets.

The carrying amount and classification of other consolidated VIE assets that are pledged as collateral that the VIEs have designated for their other obligations and the debt of the VIEs are as follows:

	December 31,
	2009	2008
	(in millions)
Fixed maturity securities, available-for-sale	$ 59.2	$ 103.8
Fixed maturity securities, trading	19.8	17.2
Equity securities, trading	90.9	30.7
Cash and other assets	119.8	140.8
Total assets pledged as collateral	$ 289.7	$ 292.5
Long-term debt and other obligations	$ 178.9	$ 248.6

The assets of the trusts are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include unrealized losses on derivatives, the synthetic reference portfolios or financial guarantees and the return of investments due to maturity or termination of the trusts. As of December 31, 2009 and 2008, these entities had long-
term debt of $81.2 million and $142.6 million, respectively, all of which was issued to our affiliates and, therefore, eliminated upon consolidation.

Significant Unconsolidated Variable Interest Entities

We hold a significant variable interest in a number of VIEs where we are not the primary beneficiary. These entities include private investment vehicles that have issued trust certificates that are recorded as available-for-sale fixed maturity securities in the consolidated statements of financial position.

On September 21, 2001, we entered into a transaction where a third party transferred funds to a trust. The trust purchased shares of a specific money market fund and then separated the cash flows of the money market shares into share receipts and dividend receipts. The dividend receipts entitle the holder to dividends paid for a specified term while the share receipts, purchased at a discount, entitle the holder to dividend payments subsequent to the term of the dividend receipts and the rights to the underlying shares. We purchased $150.0 million par value of the share receipts at a significant discount. After the restricted dividend period ends on December 21, 2021, we, as the share receipt holder, have the right to terminate the trust agreement and will receive the underlying money market fund shares. We determined the primary beneficiary is the dividend receipt holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our investment in the share receipts as measured by amortized cost.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

5. Variable Interest Entities — (continued)

On June 20, 1997, we entered into a transaction in which we purchased a residual trust certificate with a par value of
$100.0 million. The trust separated the cash flows of an underlying security into an interest-only certificate that entitles the third party certificate holder to the stated interest on the underlying security through May 15, 2017, and a residual certificate entitling the holder to interest payments subsequent to the term of the interest-only certificates and any principal payments. Subsequent to the restricted interest period, we, as the residual certificate holder, have the right to terminate the trust agreement and will receive the underlying security. We determined the primary beneficiary is the interest-only certificate holder, which has the majority of the risk of loss. Our maximum exposure to loss as a result of our involvement with this entity is our investment in the residual trust certificate as measured by amortized cost. The only assets of the trust are corporate bonds which are guaranteed by a foreign government.

The classification of the asset, carrying value and maximum loss exposure for our significant unconsolidated VIEs as of December 31, 2009 and 2008, are as follows (in millions):

		Asset carrying	Maximum
	Classification of asset	value	exposure to loss
December 31, 2009
Fixed maturities-available-
$150.0 million Trust Share Receipts	for-sale	$ 79.7	$ 78.0
Fixed maturities- available-
$100.0 million Residual Trust Certificate	for-sale	$ 83.1	$ 66.2
December 31, 2008
Fixed maturities-available-
$150.0 million Trust Share Receipts	for-sale	$ 61.2	$ 73.7
Fixed maturities- available-
$100.0 million Residual Trust Certificate	for-sale	$ 101.9	$ 61.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments
Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in accumulated OCI
(“AOCI”) and fair value of fixed maturities and equity securities available-for-sale as of December 31, 2009 and 2008, are summarized as follows:

				Other-than-
		Gross	Gross	temporary
	Amortized	unrealized	unrealized	impairments in
	Cost	gains	losses	AOCI	Fair value
			(in millions)
December 31, 2009
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 530.4	$ 8.7	$ 0.5	$ —	$ 538.6
Non-U.S. governments	421.1	42.4	1.1	—	462.4
States and political subdivisions	2,008.7	53.4	13.5	—	2,048.6
Corporate	30,592.6	1,222.0	989.6	58.0	30,767.0
Residential mortgage-backed securities	3,019.1	86.0	3.8	—	3,101.3
Commercial mortgage-backed securities	4,898.0	20.9	1,211.5	107.7	3,599.7
Collateralized debt obligations	607.5	1.8	200.7	39.0	369.6
Other debt obligations	2,900.2	34.5	229.8	73.7	2,631.2
Total fixed maturities, available-for-sale	$ 44,977.6	$ 1,469.7	$ 2,650.5	$ 278.4	$ 43,518.4
Total equity securities, available-for-sale	$ 229.9	$ 16.1	$ 34.3		$ 211.7
December 31, 2008
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 538.6	$ 46.4	$ 0.1		$ 584.9
Non-U.S. governments	462.1	31.5	15.1		478.5
States and political subdivisions	2,113.8	32.6	120.9		2,025.5
Corporate — public	20,044.3	144.4	2,963.8		17,224.9
Corporate — private	12,315.9	153.8	2,104.3		10,365.4
Mortgage-backed and other
asset-backed securities	10,318.6	77.6	3,011.4		7,384.8
Total fixed maturities, available-for-sale	$ 45,793.3	$ 486.3	$ 8,215.6		$ 38,064.0
Total equity securities, available-for-sale	$ 300.2	$ 28.1	$ 94.1		$ 234.2

The amortized cost and fair value of fixed maturities available-for-sale at December 31, 2009, by expected maturity, were as follows:

	Amortized
	Cost	Fair value
	(in millions)
Due in one year or less	$ 1,529.9	$ 1,557.6
Due after one year through five years	13,588.8	13,987.8
Due after five years through ten years	9,057.4	9,169.7
Due after ten years	9,376.7	9,101.5
	33,552.8	33,816.6
Mortgage-backed and other asset-backed securities	11,424.8	9,701.8
Total	$ 44,977.6	$ 43,518.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
6. Investments — (continued)

Net Investment Income

Major categories of net investment income are summarized as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Fixed maturities, available-for-sale	$ 2,587.0	$ 2,748.3	$ 2,603.0
Fixed maturities, trading	29.8	30.5	15.1
Equity securities, available-for-sale	16.8	16.2	23.5
Equity securities, trading	0.3	0.4	0.6
Mortgage loans	675.3	743.2	755.6
Real estate	35.8	54.0	74.5
Policy loans	57.0	54.1	52.6
Cash and cash equivalents	9.1	63.0	111.2
Derivatives	(128.3)	(56.8)	36.0
Other	15.9	(31.0)	43.7
Total	3,298.7	3,621.9	3,715.8
Less investment expenses	(110.5)	(149.9)	(163.3)
Net investment income	$ 3,188.2	$ 3,472.0	$ 3,552.5

Net Realized Capital Gains and Losses
The major components of net realized capital gains (losses) on investments are summarized as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$ 109.0	$ 39.3	$ 32.4
Gross losses	(701.9)	(436.2)	(280.2)
Portion of OTTI losses recognized in OCI	260.9	—	—
Hedging, net	(229.1)	496.3	151.8
Fixed maturities, trading	50.8	(41.1)	(4.2)
Equity securities, available-for-sale:
Gross gains	26.3	12.0	6.4
Gross losses	(46.2)	(56.6)	(53.9)
Equity securities, trading	37.3	(62.7)	23.5
Mortgage loans	(153.1)	(44.3)	(7.2)
Derivatives	230.1	(595.7)	(236.0)
Other	(29.4)	66.4	19.0
Net realized capital losses	$ (445.3)	$ (622.6)	$ (348.4)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were
$3.0 billion, $1.1 billion and $2.3 billion in 2009, 2008 and 2007, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have a credit impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

During first quarter 2009, we adopted authoritative guidance that changed the recognition and presentation of other-
than-temporary impairments. See further discussion of the adoption in Note 1, Nature of Operations and Significant Accounting
Policies. The recognition provisions of the guidance apply only to debt securities classified as available-for-sale and held-to-
maturity, while the presentation and disclosure requirements apply to both debt and equity securities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) for fixed maturity securities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. Prior to 2009, our ability and intent to hold fixed maturity securities for a period of time that allowed for a recovery in value was considered rather than our intent to sell these securities. To the extent we determine that a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturity securities are now recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, less any current period credit loss, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, less any current period credit loss, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI. Prior to 2009, other-than-temporary impairments on fixed maturity securities were recorded in net income in their entirety and the amount recognized was the difference between amortized cost and fair value.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The asset-backed securities cash flow estimates are based on bond specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate bond cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Fixed maturities, available-for-sale	$ (692.2)	$ (430.4)	$ (262.8)
Equity securities, available-for-sale	(20.2)	(47.3)	(51.3)
Total other-than-temporary impairment losses, net of recoveries from the sale of
previously impaired securities	$ (712.4)	$ (477.7)	$ (314.1)

The other-than-temporary impairments on fixed maturity securities for which an amount related to credit losses was recognized in net realized capital gains (losses) and an amount related to noncredit losses was recognized in OCI is summarized as follows:

For the year ended
December 31, 2009
(in millions)
Total other-than-temporary impairments on fixed maturity securities for which an amount related to
noncredit losses was recognized in OCI (1)	$ (448.7)
Noncredit loss recognized in OCI	260.9
Credit loss impairment recognized in net realized capital losses	$ (187.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

(1) For the year ended December 31, 2009, total other-than-temporary impairment losses on available-for-sale securities reported in the consolidated statements of operations also include $243.5 million of impairment losses, net of recoveries from the sale of previously impaired securities, on fixed maturity securities and $20.2 million of impairment losses, net of recoveries from the sale of previously impaired securities, on equity securities for which total impairment losses are recognized in net income.

The following table provides a rollforward of credit losses on fixed maturity securities recognized in net income
(“bifurcated credit losses”) for which a portion of an other-than-temporary impairment was recognized in OCI. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized for the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

For the year ended
December 31, 2009
(in millions)
Beginning balance	$ (18.5)
Credit losses for which an other-than-temporary impairment was not previously recognized	(168.5)
Credit losses for which an other-than-temporary impairment was previously recognized	(52.7)
Reduction for credit losses previously recognized on securities now sold or intended to be sold	33.4
Reduction for positive changes in cash flows expected to be collected and amortization (1)	1.6
Ending balance	$ (204.7)

(1) Amounts are recognized in net investment income.

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, as of December 31, 2009 and 2008, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are summarized as follows:

	December 31, 2009
	Less than		Greater than or		Total
	twelve months		equal to twelve months
		Gross		Gross		Gross
	Carrying	unrealized	Carrying	unrealized	Carrying	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 32.7	$ 0.4	$ 1.0	$ 0.1	$ 33.7	$ 0.5
Non-U.S. governments	9.6	0.4	30.2	0.7	39.8	1.1
States and political subdivisions	242.8	1.9	247.9	11.6	490.7	13.5
Corporate	2,183.3	54.1	7,474.5	993.5	9,657.8	1,047.6
Residential mortgage-backed securities	489.9	3.7	0.6	0.1	490.5	3.8
Commercial mortgage-backed securities	468.1	16.7	2,217.3	1,302.5	2,685.4	1,319.2
Collateralized debt obligations	—	—	366.1	239.7	366.1	239.7
Other debt obligations	312.9	23.3	902.3	280.2	1,215.2	303.5
Total fixed maturities, available-for-sale	$ 3,739.3	$ 100.5	$ 11,239.9	$ 2,828.4	$ 14,979.2	$ 2,928.9
Total equity securities, available-for-sale	$ 4.4	$ 0.1	$ 116.1	$ 34.2	$ 120.5	$ 34.3

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

Our consolidated portfolio consists of fixed maturity securities where 83% were investment grade (rated AAA through
BBB-) with an average price of 84 (carrying value/amortized cost) at December 31, 2009. Due to the credit disruption that began in the last half of 2007 and continued into first quarter of 2009, which reduced liquidity and led to wider credit spreads, we saw an increase in unrealized losses in our securities portfolio. The unrealized losses were more pronounced in the Corporate sector and in structured products, such as commercial mortgage-backed securities, collateralized debt obligations and asset-backed securities (included in other debt obligations). During the second quarter of 2009 and continuing through the end of the year, a narrowing of credit spreads and improvement in liquidity resulted in a decrease in the unrealized losses in our securities portfolio relative to year-end 2008.

For those securities that had been in a loss position for less than twelve months, our consolidated portfolio held 406 securities with a carrying value of $3,739.3 million and unrealized losses of $100.5 million reflecting an average price of 97 at
December 31, 2009. Of this portfolio, 97% was investment grade (rated AAA through BBB-) at December 31, 2009, with associated unrealized losses of $82.7 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

For those securities that had been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio held 1,481 securities with a carrying value of $11,239.9 million and unrealized losses of $2,828.4 million. The average rating of this portfolio was BBB+ with an average price of 80 at December 31, 2009. Of the $2,828.4 million in unrealized losses, the commercial mortgage-backed securities sector accounts for $1,302.5 million in unrealized losses with an average price of 63 and an average credit rating of AA-. The remaining unrealized losses consist primarily of $993.5 million within the
Corporate sector at December 31, 2009. The average price of the Corporate sector was 88 and the average credit rating was
BBB. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31, 2009.

	December 31, 2008
	Less than		Greater than or		Total
	twelve months		equal to twelve months
		Gross		Gross		Gross
	Carrying	unrealized	Carrying	unrealized	Carrying	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$ 6.0	$ 0.1	$ —	$ —	$ 6.0	$ 0.1
Non-U.S. governments	122.8	12.0	17.7	3.1	140.5	15.1
States and political subdivisions	1,137.4	82.1	162.8	38.8	1,300.2	120.9
Corporate — public	9,059.1	1,274.5	4,777.0	1,689.3	13,836.1	2,963.8
Corporate — private	5,308.2	849.7	3,150.2	1,254.6	8,458.4	2,104.3
Mortgage-backed and other asset-backed
securities	2,854.5	819.2	2,328.0	2,192.2	5,182.5	3,011.4
Total fixed maturities, available-for-sale	$ 18,488.0	$ 3,037.6	$10,435.7	$ 5,178.0	$ 28,923.7	$ 8,215.6
Total equity securities, available-for-sale	$ 93.7	$ 68.5	$ 57.3	$ 25.6	$ 151.0	$ 94.1

Our consolidated portfolio consists of fixed maturity securities where 94% were investment grade (rated AAA through
BBB-) with an average price of 78 (carrying value/amortized cost) at December 31, 2008. Due to the credit disruption that began in the last half of 2007 and continued into 2008, which reduced liquidity and led to wider credit spreads, we saw an increase in unrealized losses in our securities portfolio. The unrealized losses were more pronounced in the Corporate-public and Corporate-
private finance sectors and in structured products, such as collateralized debt obligations, asset-backed securities and commercial mortgage-backed securities.

For those securities that had been in a loss position for less than twelve months, our consolidated portfolio held 2,105 securities with a carrying value of $18,488.0 million and unrealized losses of $3,037.6 million reflecting an average price of 86 at December 31, 2008. Of this portfolio, 95% was investment grade (rated AAA through BBB-) at December 31, 2008, with associated unrealized losses of $2,701.9 million. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

For those securities that had been in a continuous loss position greater than or equal to twelve months, our consolidated portfolio held 1,526 securities with a carrying value of $10,435.7 million and unrealized losses of $5,178.0 million. The average rating of this portfolio was A- with an average price of 67 at December 31, 2008. Of the $5,178.0 million in unrealized losses, the Corporate-public and Corporate-private sectors account for $2,943.8 million in unrealized losses with an average price of 73 and an average credit rating of BBB+. The remaining unrealized losses consist primarily of $2,192.3 million in unrealized losses within the mortgage-backed and other asset-backed securities sector at December 31, 2008. The average price of the mortgage-backed and other asset-backed securities sector was 52 and the average credit rating was AA-. The losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we had the ability and intent to hold the available-for-sale securities with unrealized losses until a recovery of fair value, which may be maturity, we did not consider these investments to be other-than-temporarily impaired at December 31,
2008.

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in fixed maturities available-for-sale, equity securities available-for-
sale and derivative instruments are reported as a separate component of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder benefits and claims and applicable income taxes was as follows:

	December 31,
	2009	2008
	(in millions)
Net unrealized losses on fixed maturities, available-for-sale (1)	$ (1,180.8)	$ (7,729.3)
Noncredit component of impairment losses on fixed maturities, available-for-sale	(260.9)	—
Net unrealized losses on equity securities, available-for-sale	(18.2)	(66.0)
Adjustments for assumed changes in amortization patterns	211.9	1,175.2
Net unrealized gains on derivative instruments	90.4	156.8
Net unrealized gains on equity method subsidiaries and noncontrolling interest
adjustments	103.2	73.6
Provision for deferred income taxes	370.1	2,237.4
Cumulative effect of reclassifying noncredit component of previously recognized
impairment losses on fixed maturities, available-for-sale, net	(9.9)	—
Net unrealized losses on available-for-sale securities and derivative instruments	$ (694.2)	$ (4,152.3)

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

Commercial Mortgage Loans

Commercial mortgage loans represent a primary area of credit risk exposure. At December 31, 2009 and 2008, the commercial mortgage portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31,
	2009		2008
	Carrying	Percent	Carrying	Percent
	amount	of total	amount	of total
	($ in millions)
Geographic distribution
New England	$ 446.3	4.4% $	459.4	4.1%
Middle Atlantic	1,535.4	15.2	1,794.8	15.9
East North Central	941.8	9.3	974.9	8.6
West North Central	504.3	5.0	550.0	4.9
South Atlantic	2,641.8	26.1	2,849.9	25.2
East South Central	300.0	3.0	323.2	2.9
West South Central	672.1	6.6	775.9	6.9
Mountain	835.4	8.3	900.3	8.0
Pacific	2,377.2	23.5	2,707.9	24.0
Valuation allowance	(132.5)	(1.4)	(57.0)	(0.5)
Total	$ 10,121.8	100.0% $	11,279.3	100.0%
Property type distribution
Office	$ 2,782.1	27.5% $	2,894.7	25.7%
Retail	2,782.0	27.5	3,004.5	26.7
Industrial	2,394.3	23.7	2,688.1	23.8
Apartments	1,415.2	14.0	1,832.6	16.2
Hotel	497.2	4.9	507.0	4.5
Mixed use/other	383.5	3.8	409.4	3.6
Valuation allowance	(132.5)	(1.4)	(57.0)	(0.5)
Total	$ 10,121.8	100.0% $	11,279.3	100.0%

Commercial Mortgage Loan Valuation Allowance

Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine that a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. The change in the valuation allowance is included in net realized capital gains (losses) on our consolidated statements of operations.

The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the adequacy of the valuation allowance and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans. Impaired mortgage loans, along with the related loan specific allowance for losses, were as follows:

	December 31,
	2009	2008
	(in millions)
Impaired loans	$ 116.5	$ 74.4
Allowance for losses	43.8	13.4
Net impaired loans	$ 72.7	$ 61.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)

The total average investment in impaired mortgage loans throughout each respective year and the interest income recognized on impaired mortgage loans were as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Average investment in impaired loans	$ 85.3	$ 45.0 $	4.3
Interest income recognized on impaired loans	2.5	9.6	1.1

When it is determined that a loan is impaired, interest accruals are stopped and all interest income is recognized on the cash basis.

A summary of the changes in the commercial mortgage loan valuation allowance is as follows:
	For the year ended December 31,
	2009	2008	2007
	(in millions)
Balance at beginning of year	$ 57.0	$ 42.8	$ 32.2
Provision	126.9	42.9	10.7
Releases	(51.4)	(28.7)	(0.1)
Balance at end of year	$ 132.5	$ 57.0	$ 42.8

Real Estate

Depreciation expense on invested real estate was $41.7 million, $32.0 million and $30.1 million in 2009, 2008 and
2007, respectively. Accumulated depreciation was $290.1 million and $248.1 million as of December 31, 2009 and 2008, respectively.

Other Investments

Other investments include minority interests in unconsolidated entities, domestic joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities is as follows:

	December 31,
	2009	2008
	(in millions)
Total assets	$ 5,434.8	$ 7,604.2
Total liabilities	2,851.2	4,606.0
Total equity	$ 2,583.6	$ 2,998.2

Net investment in unconsolidated subsidiaries	$ 31.1	$ 61.9

	For the year ended December 31,
	2009	2008	2007
	(in million)
Total revenues	$ 2,595.5	$ 2,202.5	$ 2,106.3
Total expenses	2,771.2	2,415.0	1,606.7
Net income (loss)	129.3	(30.3)	496.1

Our share of net income (loss) of unconsolidated subsidiaries	2.5	(41.9)	33.2

Derivative assets are carried at fair value and reported as a component of other investments. Certain seed money investments are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

6. Investments — (continued)
Securities Posted as Collateral

We posted $910.0 million in fixed maturities, available-for-sale securities at December 31, 2009, to satisfy collateral requirements primarily associated with our derivative credit support annex (collateral) agreements and a reinsurance arrangement. In addition, we posted $1,741.4 million in commercial mortgage loans as of December 31, 2009, to satisfy collateral requirements associated with our obligation under funding agreements with the Federal Home Loan Bank of Des
Moines. Since we did not relinquish ownership rights on these securities, they are reported as fixed maturities, available-for-
sale and commercial mortgage loans, respectively, on our consolidated statements of financial position.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies. We have not bought, sold or held these investments for trading purposes.
Types of Derivative Instruments

Interest Rate Contracts
Interest rate risk is the risk that we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

A swaption is an option to enter into an interest rate swap at a future date. We have written these options and received a premium in order to transform our callable liabilities into fixed term liabilities. Swaptions provide us the benefit of the agreed-
upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

In exchange-traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange-traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange-traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

Foreign Exchange Contracts

Foreign currency risk is the risk that we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-
denominated fixed maturity securities we invest in. We may use currency swaps and currency forwards to hedge foreign currency risk.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-
fixed rate; however, may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Currency forwards are contracts in which we agree with other parties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. We have used currency forwards to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We may sell an investment-type insurance contract with attributes tied to market indices (an embedded derivative as noted below), in which case we write an equity call option to convert the overall contract into a fixed-rate liability, essentially eliminating the equity component altogether. We purchase equity call spreads to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, at the same time we enter into these synthetic transactions, we buy a quality cash bond to match against the credit default swap. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Other Contracts

Commodity Swaps. Commodity swaps are used to sell or buy protection on commodity prices in return for receiving or paying a quarterly premium. We purchased secured limited recourse notes from VIEs that are consolidated in our financial results. These VIEs use a commodity swap to enhance the return on an investment portfolio by selling protection on a static portfolio of commodity trigger swaps, each referencing a base or precious metal. The portfolio of commodity trigger swaps is a portfolio of deep out-of-the-money European puts on various base or precious metals. The VIEs provide mezzanine protection that the average spot rate will not fall below a certain trigger price on each commodity trigger swap in the portfolio and receive guaranteed quarterly premiums in return until maturity. At the same time the VIEs enter into this synthetic transaction, they buy a quality cash bond to match against the commodity swaps.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We sell investment-type insurance contracts in which the return is tied to an external equity index, a leveraged inflation index or leveraged reference swap. We economically hedge the risk associated with these investment-type insurance contracts.

We offer group benefit plan contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which provides that the contractholder will receive at least their principal deposit back through withdrawals of up to a specified annual amount, even if the account value is reduced to zero. Declines in the equity market may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these annuity contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. Risk arises from changes in the fair value of the underlying instruments. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc.
Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

We posted $273.7 million and $300.7 million in cash and securities under collateral arrangements as of December 31,
2009, and December 31, 2008, respectively, to satisfy collateral requirements associated with our derivative credit support agreements.

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the rating on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2009, and
December 31, 2008, was $1,139.7 million and $2,100.0 million, respectively. With respect to these derivatives, we posted collateral of $273.7 million and $300.7 million as of December 31, 2009 and 2008, respectively, in the normal course of business, which reflects netting under derivative credit support annex agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2009, we would be required to post an additional $36.4 million of collateral to our counterparties.

As of December 31, 2009, and December 31, 2008, we had received $341.3 million and $257.2 million, respectively, of cash collateral associated with our derivative credit support annex agreements. The cash collateral is included in other assets on the consolidated statements of financial position, with a corresponding liability reflecting our obligation to return the collateral recorded in other liabilities.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2009	December 31, 2008
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$ 19,531.0	$ 23,683.6
Futures	43.3	97.3
Swaptions	—	94.8
Foreign exchange contracts:
Foreign currency swaps	5,253.2	6,274.6
Equity contracts:
Options	818.2	797.5
Futures	84.6	63.6
Credit contracts:
Credit default swaps	1,586.4	1,948.9
Other contracts:
Embedded derivative financial instruments	2,838.6	2,458.0
Commodity swaps	40.0	40.0
Total notional amounts at end of period	$ 30,195.3	$ 35,458.3

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$ 578.9	$ 1,105.1
Foreign exchange contracts:
Foreign currency swaps	578.7	558.1
Equity contracts:
Options	149.8	222.1
Credit contracts:
Credit default swaps	15.5	70.7
Total gross credit exposure	1,322.9	1,956.0
Less: collateral received	383.5	278.5
Net credit exposure	$ 939.4	$ 1,677.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)
The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2009	December 31, 2008	December 31, 2009	December 31, 2008
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$ 81.5	$ 250.8	$ 309.1	$ 722.0
Foreign exchange contracts	444.4	410.8	240.6	300.5
Total derivatives designated as
hedging instruments	$ 525.9	$ 661.6	$ 549.7	$ 1,022.5

Derivatives not designated as
hedging instruments
Interest rate contracts	$ 433.4	$ 802.1	$ 336.8	$ 621.5
Foreign exchange contracts	88.0	116.7	72.2	147.6
Equity contracts	149.8	222.1	—	—
Credit contracts	15.5	70.7	84.0	227.2
Other contracts	—	—	121.7	164.9
Total derivatives not designated as
hedging instruments	$ 686.7	$ 1,211.6	$ 614.7	$ 1,161.2

Total derivative instruments	$ 1,212.6	$ 1,873.2	$ 1,164.4	$ 2,183.7

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of
$17.1 million and $39.9 million as of December 31, 2009, and December 31, 2008, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities.
These instruments are either referenced in an over-the-counter credit derivative transaction, or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions.
The effect of this purchased protection would reduce our total maximum future payments by $47.0 million and $60.8 million as of December 31, 2009, and December 31, 2008, respectively. These credit derivative transactions had a net fair value of $2.4 million and $21.2 million as of December 31, 2009, and December 31, 2008, respectively. Our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased certain investment structures with embedded credit features that are fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturity securities that are owned by a special purpose vehicle. These credit derivatives reference a single name or several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security as of December 31, 2009, and December 31, 2008.
The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2009
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AA	$ 135.0	$ (0.6)	$ 135.0	4.9
A	609.0	1.2	609.0	3.6
BBB	220.0	0.2	220.0	1.8
BB	10.0	—	10.0	0.8
Structured finance
AA	9.9	(6.0)	9.9	2.5
BBB	16.0	(15.2)	16.0	9.6
CCC	22.0	(20.2)	22.0	10.4
Total single name credit default swaps	1,021.9	(40.6)	1,021.9	3.6

Basket and index credit default swaps
Corporate debt
A	6.0	(0.1)	6.0	2.0
BBB	20.0	—	20.0	0.5
CCC	15.0	(11.9)	15.0	3.0
Government/municipalities
A	50.0	(9.3)	50.0	5.1
Structured finance
AA	20.0	(5.9)	20.0	5.4
BBB	5.0	(1.2)	5.0	15.9
Total basket and index credit default swaps	116.0	(28.4)	116.0	4.4
Total credit default swap protection sold	$ 1,137.9	$ (69.0)	$ 1,137.9	3.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

	December 31, 2008
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$ 10.0	$ (1.0)	$ 10.0	4.5
AA	135.0	(4.6)	135.0	5.4
A	554.0	(25.8)	554.0	4.8
BBB	305.0	(24.4)	305.0	2.7
BB	33.0	(1.4)	33.0	0.5
Structured finance
A	9.9	(7.9)	9.9	3.5
BBB	16.0	(15.0)	16.0	22.5
BB	22.0	(18.1)	22.0	7.1
Total single name credit default swaps	1,084.9	(98.2)	1,084.9	4.4

Basket and index credit default swaps
Corporate debt
AAA	35.0	(0.2)	35.0	1.0
A	20.0	(1.4)	20.0	1.6
BBB	35.0	(16.3)	35.0	2.6
BB	130.0	(53.3)	130.0	1.5
CCC	20.0	(20.0)	20.0	3.0
Government/municipalities
AA	50.0	(19.3)	50.0	6.2
Structured finance
AA	25.0	(15.4)	25.0	8.6
Total basket and index credit default swaps	315.0	(125.9)	315.0	3.0
Total credit default swap protection sold	$ 1,399.9	$ (224.1)	$ 1,399.9	4.1

We also have invested in available-for-sale fixed maturity securities that contain credit default swaps that do not require bifurcation. These securities are subject to the credit risk of the issuer, normally a special purpose vehicle, which consists of the underlying credit default swaps and high quality fixed maturity securities that serve as collateral. A default event occurs if the cumulative losses exceed a specified attachment point, which is typically not the first loss of the portfolio. If a default event occurs that exceeds the specified attachment point, our investment may not be fully returned. We would have no future potential payments under these investments. The following tables show by the types of referenced/underlying asset class and external rating of the available-for-sale fixed maturity security our fixed maturity securities with nonbifurcatable embedded credit derivatives as of December 31, 2009, and December 31, 2008.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

	December 31, 2009
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
AA	$ 15.0	$ 14.3	0.7
A	15.0	14.6	0.3
BBB	5.0	4.9	0.3
BB	35.0	29.1	5.1
CCC	51.4	43.8	4.5
C	22.7	6.5	6.6
Total corporate debt	144.1	113.2	4.3
Structured finance
AA	9.5	5.6	9.1
A	7.0	5.0	6.8
BBB	41.1	23.2	6.8
BB	32.6	17.4	7.3
B	7.4	3.1	7.3
CCC	16.1	5.7	19.4
CC	18.0	0.8	7.8
C	10.8	3.3	12.9
Total structured finance	142.5	64.1	11.2
Total fixed maturity securities with credit derivatives	$ 286.6	$ 177.3	8.3

	December 31, 2008
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Corporate debt
AAA	$ 55.0	$ 25.9	4.5
AA	5.0	4.0	1.3
A	35.0	19.0	3.1
BB	44.9	16.5	5.9
B	1.4	1.4	8.7
C	8.8	5.7	8.0
Total corporate debt	150.1	72.5	5.4
Structured finance
AAA	32.0	17.1	5.5
AA	47.4	18.4	5.6
A	66.0	15.1	5.5
BBB	34.4	14.4	6.5
BB	54.8	7.0	8.2
CCC	0.4	0.4	3.0
Total structured finance	235.0	72.4	6.1
Total fixed maturity securities with credit derivatives	$ 385.1	$ 144.9	5.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into
U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

We also sell callable investment-type insurance contracts and use cancellable interest rate swaps and have written interest rate swaptions to hedge the changes in fair value of the callable feature.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations for the years ended December 31, 2009, 2008 and 2007. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss) recognized in net income				Amount of gain (loss) recognized in net
	on derivatives for the year ended December 31,				income on related hedged item for the year
Derivatives in fair		(1)			ended December 31, (1)
value hedging				Hedged items in fair value
relationships	2009	2008	2007	hedging relationships	2009	2008	2007
		(in millions)				(in millions)
Interest rate				Fixed maturities,
contracts	$ 308.6	$ (532.2)	$ (155.4)	available-for-sale	$ (264.0)	$ 510.8	$147.4
Interest rate				Investment-type
contracts	(30.8)	47.8	12.7	insurance contracts	46.9	(68.1)	(16.8)
Foreign
exchange				Fixed maturities,
contracts	4.8	(0.1)	(9.6)	available-for-sale	(6.0)	0.6	9.8
Foreign
exchange				Investment-type
contracts	82.4	(199.8)	26.7	insurance contracts	(86.2)	214.4	(27.5)
Total	$ 365.0	$ (684.3)	$ (125.6)	Total	$ (309.3)	$ 657.7	$112.9

(1)	The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains
(losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships for the years ended December 31, 2009, 2008 and 2007.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2009	2008	2007
	(in millions)
Fixed maturities, available-for-sale (1)	$ (143.5)	$(63.4)	$23.1
Investment-type insurance contracts (2)	106.2	64.8	12.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

The maximum length of time that we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 10.5 years.
At December 31, 2009, we had $45.7 million of gross unrealized gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from OCI into net income. During the year ended December 31, 2009, $40.4 million of gross unrealized losses were reclassified from OCI into net realized capital gains (losses) as a result of the determination that hedged cash flows of a forecasted liability issuance were probable of not occurring. No amounts were reclassified from OCI into net income as a result of the determination that hedged cash flows were probable of not occurring during the years ended December 31, 2008 and 2007.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position for the years ended December 31, 2009, 2008 and 2007. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss) recognized in				Amount of gain (loss) reclassified
		AOCI on derivatives (effective			Location of gain (loss)	from AOCI on derivatives
Derivatives in		portion) for the year ended			reclassified from AOCI	(effective portion) for the year
cash flow		December 31,			into	ended December 31,
hedging					net income (effective
relationships	Related hedged item	2009	2008	2007	portion)	2009	2008	2007
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$ (124.4)	$ 206.7	$ 61.6	income	$ 4.8	$ 3.6	$ 4.5
Benefits, claims and
Interest rate	Investment-type				settlement
contracts	insurance contracts	112.3	(38.1)	(18.1)	expenses	(1.0)	(0.3)	—
Foreign
exchange	Fixed maturities,				Net investment
contracts	available-for-sale	(216.8)	234.6	(63.0)	income	—	—	—
Foreign					Benefits, claims and
exchange	Investment-type				settlement
contracts	insurance contracts	167.4	(316.0)	168.0	expenses	(5.6)	1.0	—
Net realized capital
					gains (losses)	22.8	(4.0)	(3.9)
Total		$ (61.5)	$ 87.2	$ 148.5	Total	$ 21.0	$ 0.3	$ 0.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

7. Derivative Financial Instruments — (continued)

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships for the years ended December 31, 2009, 2008 and 2007.

	Amount of gain (loss) for the year ended December 31,
Hedged Item	2009	2008	2007
	(in millions)
Fixed maturities, available-for-sale (1)	$ 16.9	$8.0	$13.1
Investment-type insurance contracts (2)	(20.0)	(2.7)	(14.4)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net loss resulting from the ineffective portion of interest rate contracts in cash flow hedging relationships was zero for the years ended December 31, 2009, 2008 and 2007, respectively. The net gain resulting from the ineffective portion of foreign currency contracts in cash flow hedging relationships was $2.2 million, $0.4 million and $2.1 million for the years ended December 31, 2009, 2008 and 2007, respectively.

We expect to reclassify net losses of $4.1 million from AOCI into net income in the next 12 months, which includes both net deferred losses on discontinued hedges and periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, options and currency forwards are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, flow directly into net realized capital gains (losses).

The following tables show the effect of derivatives not designated as hedging instruments, including market value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations for the years ended December 31, 2009, 2008 and 2007. Gains (losses) are reported in net realized capital gains (losses) on the consolidated statements of operations.

	Amount of gain (loss) recognized in net income on derivatives for the year
	ended December 31,
Derivatives not designated as hedging instruments	2009	2008	2007
	(in millions)
Interest rate contracts	$ (58.8)	$ 90.4	$(8.3)
Foreign exchange contracts	68.3	(128.3)	3.7
Equity contracts	(107.7)	86.3	10.3
Credit contracts	61.7	(102.0)	(67.3)
Other contracts (1)	7.8	(43.2)	(27.1)
Total	$ (28.7)	$ (96.8)	$(88.7)

(1) Primarily includes the change in fair value of embedded derivatives.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Certain of our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies, including, but not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the
Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block.
Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from their general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings in the
Closed Block, adjusted to eliminate the impact of related amounts in accumulated other comprehensive income.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed
Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as additional policyholder dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. At December 31,
2009 and 2008, cumulative actual earnings have been less than cumulative expected earnings. Additionally, cumulative net unrealized gains (losses) did not exceed the cumulative expected earnings. Therefore, there was no PDO liability as of December
31, 2009 and 2008.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Closed Block — (continued)

Closed Block liabilities and assets designated to the Closed Block were as follows:
	December 31,
	2009	2008
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$ 5,172.9	$ 5,309.9
Other policyholder funds	23.9	25.9
Policyholder dividends payable	308.9	328.9
Other liabilities	14.7	47.1
Total Closed Block liabilities	5,520.4	5,711.8
Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,748.6	2,429.5
Fixed maturities, trading	31.0	32.8
Equity securities, available-for-sale	14.4	15.9
Mortgage loans	591.8	618.1
Policy loans	747.2	758.2
Other investments	157.5	183.8
Total investments	4,290.5	4,038.3
Cash and cash equivalents	33.6	39.4
Accrued investment income	69.2	70.1
Premiums due and other receivables	18.7	18.2
Deferred income tax asset	133.3	270.4
Total assets designated to the Closed Block	4,545.3	4,436.4
Excess of Closed Block liabilities over assets designated to the Closed Block	975.1	1,275.4
Amounts included in accumulated other comprehensive loss	(61.6)	(307.7)
Maximum future earnings to be recognized from Closed Block assets and liabilities	$ 913.5	$ 967.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

8. Closed Block — (continued)
Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Revenues
Premiums and other considerations	$ 508.6	$ 550.4	$ 576.6
Net investment income	268.6	280.9	288.3
Net realized capital losses	(23.5)	(12.7)	(12.9)
Total revenues	753.7	818.6	852.0
Expenses
Benefits, claims and settlement expenses	422.1	467.6	485.8
Dividends to policyholders	235.9	261.8	286.4
Operating expenses	6.8	7.4	12.1
Total expenses	664.8	736.8	784.3
Closed Block revenues, net of Closed Block expenses, before income taxes	88.9	81.8	67.7
Income taxes	28.1	25.6	20.7
Closed Block revenues, net of Closed Block expenses and income taxes	60.8	56.2	47.0
Funding adjustment charges	(6.6)	(8.5)	(9.4)
Closed Block revenues, net of Closed Block expenses, income taxes and funding
adjustment charges	$ 54.2	$ 47.7	$ 37.6

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Beginning of year	$ 967.7	$ 1,015.4	$ 1,053.0
End of year	913.5	967.7	1,015.4
Change in maximum future earnings	$ (54.2)	$ (47.7)	$ (37.6)

We charge the Closed Block with federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

9. Deferred Policy Acquisition Costs

Policy acquisition costs deferred and amortized in 2009, 2008 and 2007 were as follows:
	For the year ended December 31,
	2009	2008	2007
	(in millions)
Balance at beginning of year	$ 3,970.1	$ 2,626.7	$ 2,265.9
Cost deferred during the year	454.3	637.9	568.8
Amortized to expense during the year (1)	93.9)	(375.0)	(351.4)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(875.7)	1,080.5	143.4
Balance at end of year	$ 3,454.8	$ 3,970.1	$ 2,626.7

(1) Includes adjustments for revisions to estimated gross profits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position are summarized as follows:

	December 31,
	2009	2008
	(in millions)
Liabilities for investment-type insurance contracts:
GICs	$ 10,839.2	$ 11,857.4
Funding agreements	12,511.2	15,757.3
Other investment-type insurance contracts	891.4	987.1
Total liabilities for investment-type insurance contracts	24,241.8	28,601.8
Liabilities for individual annuities	11,428.4	10,672.3
Universal life and other reserves	4,094.5	3,772.3
Total contractholder funds	$ 39,764.7	$ 43,046.4

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors, as well as to four separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities.
Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We are authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2009 and 2008,
$2,502.2 million and $3,159.1 million, respectively, of liabilities are outstanding with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program as we are authorized to issue up to Euro
4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2009 and 2008, $1,404.2 million and $1,415.2 million, respectively, of liabilities are outstanding with respect to the issuances outstanding under this program.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets.
The unaffiliated entity is an unconsolidated qualifying special purpose entity. As of December 31, 2009 and 2008,
$2,474.0 million and $2,468.7 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the SEC-registered program described in the following paragraph.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. In
February 2006, this program was amended to authorize issuance of up to an additional $5.0 billion in recognition of the use of nearly all $4.0 billion of initial issuance authorization. In recognition of the use of nearly all $9.0 billion, this program was amended in November 2007 to authorize issuance of up to an additional $5.0 billion. Under this program, both the notes and the supporting funding agreements are registered with the SEC. As of December 31, 2009 and 2008, $5,122.4 million and
$7,655.5 million, respectively, of liabilities are being held with respect to the issuance outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement-backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC-registered program are guaranteed by PFG.

Due to a downturn in the credit market, we reduced the amount of medium term note issuances in 2008 and had no issuances in 2009. As economic conditions change, we will reassess the issuance of funding agreements to these medium term note programs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
10. Insurance Liabilities — (continued)

Future Policy Benefits and Claims

Activity associated with unpaid accident and health claims is summarized as follows:
	For the year ended December 31,
	2009	2008	2007
	(in millions)
Balance at beginning of year	$ 991.8	$ 964.3	$ 877.2
Incurred:
Current year	1,888.3	1,994.5	2,160.6
Prior years	(33.4)	(56.7)	(12.8)
Total incurred	1,854.9	1,937.8	2,147.8
Payments:
Current year	1,507.1	1,588.6	1,738.5
Prior years	314.0	321.7	322.2
Total payments	1,821.1	1,910.3	2,060.7
Balance at end of year:
Current year	381.2	405.9	422.1
Prior years	644.4	585.9	542.2
Total balance at end of year	$ 1,025.6	$ 991.8	$ 964.3

Supplemental information:
Claim adjustment expense liabilities	$ 40.7	$ 39.1	$ 37.0
Reinsurance recoverables	3.7	4.3	4.2

Incurred liability adjustments relating to prior years, which affected current operations during 2009, 2008 and 2007, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid accident and health claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid accident and health claims.

11. Debt

Short-Term Debt

As of December 31, 2009, we had credit facilities with various financial institutions in an aggregate amount of
$644.0 million. As of December 31, 2009 and 2008, we had $312.1 million and $291.1 million, respectively, of outstanding borrowings related to our credit facilities, which consisted of a payable to PFSI, with zero assets pledged as support. Interest paid on intercompany debt was $1.3 million, $8.3 million and $19.6 million during 2009, 2008 and 2007, respectively.

The weighted-average interest rates on short-term borrowings as of December 31, 2009 and 2008, were 0.4% and
0.5%, respectively.

Long-Term Debt

The components of long-term debt as of December 31, 2009 and 2008, were as follows:

	December 31,
	2009	2008
	(in millions)
8% surplus notes payable, due 2044	99.2	99.2
Other mortgages and notes payable	21.6	22.0
Total long-term debt	$ 120.8	$121.2

The amounts included above are net of the discount and premium associated with issuing these notes, which are being amortized to expense over their respective terms using the interest method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

11. Debt — (continued)

On March 10, 1994, we issued $100.0 million of surplus notes due March 1, 2044, at an 8% annual interest rate. None of our affiliates hold any portion of the notes. Each payment of interest and principal on the notes, however, may be made only with the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) and only to the extent that we have sufficient surplus earnings to make such payments. Interest of $8.0 million for each of the years ended December 31,
2009, 2008 and 2007 was approved by the Commissioner, and charged to expense.
Subject to Commissioner approval, the notes due March 1, 2044, may be redeemed at our election on or after March 1,
2014, in whole or in part at a redemption price of approximately 102.3% of par. The approximate 2.3% premium is scheduled to gradually diminish over the following ten years. These notes may be redeemed on or after March 1, 2024, at a redemption price of 100% of the principal amount plus interest accrued to the date of redemption.
The non-recourse mortgages, other mortgages and notes payable are primarily financings for real estate developments.
Outstanding principal balances as of December 31, 2009, ranged from $5.9 million to $9.1 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding principal balances as of December 31, 2008, ranged from $6.0 million to $9.3 million per development with interest rates generally ranging from 5.5% to 5.8%. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $30.1 million and $30.4 million as of December 31, 2009 and 2008, respectively.
At December 31, 2009, future annual maturities of the long-term debt were as follows (in millions):

Year ending December 31:
2010	$ 0.4
2011	0.4
2012	0.4
2013	8.8
2014	6.0
Thereafter	104.8
Total future maturities of the long-term debt	$ 120.8

12. Income Taxes
Our income tax expense (benefit) from continuing operations was as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Current income taxes:
U.S. federal	$ 140.4	$ 116.0	$ 288.7
State and foreign	10.3	34.7	25.3
Total current income taxes	150.7	150.7	314.0
Deferred income taxes	(25.9)	(106.4)	(112.8)
Total income taxes	$ 124.8	$ 44.3	$ 201.2

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective tax rate from continuing operations is as follows:

	For the year ended
	December 31,
	2009	2008	2007
U.S. corporate income tax rate	35%	35%	35%
Dividends received deduction	(11)	(19)	(12)
Interest exclusion from taxable income	(4)	(6)	(2)
Other	(1)	—	—
Effective income tax rate	19%	10%	21%

As of December 31, 2009, the total unrecognized tax benefits were $52.6 million. Of this amount, $20.3 million, if recognized, would reduce the 2009 effective tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses. As of December 31, 2009 and 2008, we had recognized $22.5 million and $21.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)
12. Income Taxes — (continued)

A summary of the changes in unrecognized tax benefits follows.

In management’s judgment, the total deferred income tax asset is more likely than not to be realized. Included in the deferred income tax asset is the expected income tax benefit attributable to net unrealized losses on available-for-sale securities.
There is no valuation allowance provided for the deferred tax asset attributable to unrealized losses on available-for-sale securities. Management expects to recover the unrealized losses by holding the securities until maturity or recovery in value;
therefore, the related deferred tax asset is expected to reverse over time.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

12. Income Taxes — (continued)

The total deferred income tax asset also includes capital and net operating loss carryforwards for tax purposes available to offset future capital gains and taxable income, respectively. The total capital loss carryforward, available to offset future capital gains, was $460.6 million as of December 31, 2009. If not used, the remaining 2008 capital loss carryforward of $121.1 million and the $339.5 million capital loss generated in 2009 will expire in 2013 and 2014, respectively. Domestic state net operating loss carryforwards were $2.1 million as of December 31, 2009, and will expire between 2017 and 2029. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. A valuation allowance has been recorded on income tax benefits associated with state net operating loss carryforwards. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax asset that is more likely than not to be realized.

Accumulated net operating losses of $485.2 million and $376.6 million at December 31, 2009 and 2008, respectively, are attributed to captive reinsurance companies that are temporarily excluded from our consolidated U.S. federal income tax return. These net operating losses will expire between 2021 and 2024. One of the captive reinsurance companies will be able to join the consolidated U.S. federal income tax return in 2012, with the other in 2013. All accumulated net operating losses are anticipated to be utilized before expiration. Therefore, no valuation allowance has been provided for the deferred income tax assets attributable to these net operating losses.

The Internal Revenue Service (“IRS”) has completed examination of our consolidated federal income tax returns for years prior to 2004. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We are also litigating a partnership issue for the years 2002-2003 in the federal district court of Iowa.
We had $241.0 million and $230.8 million of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position as of December 31, 2009 and 2008, respectively.
We do not expect the litigation to be resolved within the next twelve months.

The IRS commenced examination of the U.S. consolidated federal income tax returns for 2004-2005 in March 2007.
The fieldwork is substantially complete and the final report is expected to be received sometime in the second or third quarter of
2010. The statute of limitations for the 2004-2005 tax years expires on September 15, 2010. The IRS commenced examination of the U.S. consolidated federal income tax returns for 2006-2007 in March 2009 and of the tax return for 2008 in January 2010.

We believe it is reasonably possible that the amount of our unrecognized tax benefits could increase by $0.0 million to $11.0 million within the next twelve months. The uncertainty is associated with our affiliate’s investment in a transaction that gave rise to foreign tax credits. We expect the IRS to disallow some or all of these foreign tax credits. We believe that we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution of the contested issues could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995 - 2003 to have a material impact on our net income. Similarly, we believe there are adequate defenses against, or sufficient provisions for, any challenges that might arise in tax years subsequent to 2003.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits

We have post-retirement benefit plans covering substantially all of our employees and certain agents, including employees of other companies affiliated with our ultimate parent, PFG ("affiliated companies"). Actuarial information regarding the status of the post-retirement benefit plans is calculated for the total plan only. The affiliated company portion of the actuarial present value of the accumulated or projected benefit obligations, or net assets available for benefits, is not separately determined. However, we are reimbursed for employee benefits related to the affiliated companies. The reimbursement is not reflected in our employee and agent benefits disclosures.

We have defined benefit pension plans covering substantially all of our employees and certain agents. Some of these plans provide supplemental pension benefits to employees with salaries and/or pension benefits in excess of the qualified plan limits imposed by federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. Our policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. Our funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the
Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. Our funding policy for the non-qualified benefit plan is to fund the plan in the years that the employees are providing service, taking into account the funded status of the trust. While we designate assets to cover the computed liability of the non-qualified plan, the assets are not included as part of the asset balances presented in this footnote as they do not qualify as plan assets in accordance with U.S. GAAP.

We also provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002. Employees hired after December 31, 2001, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage.

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Partial benefit accrual of these health, life and long-term care benefits is recognized from the employee's date of hire until retirement based on attained service divided by potential service to age 65 with a minimum of
35 years of potential service. Our policy is to fund the cost of providing retiree benefits in the years that the employees are providing service, taking into account the funded status of the trust.

For 2007, we used a measurement date of October 1 for the pension and other postretirement benefit plans. For 2008 and 2009, we used a December 31 measurement date in connection with our adoption of required measurement date guidance.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)
Obligations and Funded Status

The plans' combined funded status, reconciled to amounts recognized in the consolidated statements of financial position and consolidated statements of operations, was as follows:

			Other postretirement
	Pension benefits		benefits
	December 31,		December 31,
	2009	2008	2009	2008
		(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$ (1,712.1)	$ (1,603.8)	$ (335.0)	$ (271.9)
Service cost	(51.4)	(62.0)	(11.3)	(10.5)
Interest cost	(100.8)	(124.3)	(19.7)	(20.9)
Actuarial loss	(26.8)	(8.1)	(2.8)	(44.0)
Participant contributions	—	—	(5.5)	(6.0)
Benefits paid	72.8	86.1	15.0	19.1
Other	20.9	—	(0.8)	(0.8)
Benefit obligation at end of year	$ (1,797.4)	$ (1,712.1)	$ (360.1)	$ (335.0)
Change in plan assets
Fair value of plan assets at beginning of year	$ 1,010.5	$ 1,597.6	$ 362.0	$ 518.0
Actual return on plan assets	217.0	(556.3)	68.3	(142.9)
Employer contribution	95.6	55.3	0.7	—
Participant contributions	—	—	5.5	6.0
Benefits paid	(72.8)	(86.1)	(15.0)	(19.1)
Fair value of plan assets at end of year	$ 1,250.3	$ 1,010.5	$ 421.5	$ 362.0
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ 78.4	$ 43.3
Other liabilities	(547.1)	(701.6)	(17.0)	(16.3)
Total	$ (547.1)	$ (701.6)	$ 61.4	$ 27.0
Amount recognized in accumulated other comprehensive
(income) loss
Total net actuarial loss	$ 564.9	$ 768.2	$ 104.1	$ 152.9
Prior service benefit	(52.7)	(39.5)	(6.8)	(8.8)
Pre-tax accumulated other comprehensive loss	$ 512.2	$ 728.7	$ 97.3	$ 144.1

The accumulated benefit obligation for all defined benefit pension plans was $1,640.5 million and $1,535.8 million at
December 31, 2009 and 2008, respectively.

Employer contributions to the pension plans include contributions made directly to the qualified pension plan assets and contributions from corporate assets to pay nonqualified pension benefits. Benefits paid from the pension plans include both qualified and nonqualified plan benefits. Nonqualified pension plan assets are not included as part of the asset balances presented in this footnote. The nonqualified pension plan assets are held in Rabbi trusts for the benefit of all nonqualified plan participants. The assets held in a Rabbi trust are available to satisfy the claims of general creditors only in the event of bankruptcy. Therefore, these assets are fully consolidated in our consolidated statements of financial position and are not reflected in our funded status as they do not qualify as plan assets under U.S. GAAP. The market value of assets held in these trusts was $245.1 million and $269.8 million as of December 31, 2009 and 2008, respectively.

Pension Plan Changes and Plan Gains/Losses

On January 1, 2010, benefits under the Principal Pension Plan are frozen for certain participants. This change was recognized as a prior service cost and resulted in a decrease in liabilities as of December 31, 2009.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)

For the year ended December 31, 2009, the pension plans had an actuarial loss primarily due to a greater than expected cost of living adjustment and greater number of early retirements. For the year ended December 31, 2008, the pension plans had an actuarial loss primarily due to a decrease in the discount rate offset by a change in certain actuarial assumptions and methods.

Other Postretirement Plan Changes and Plan Gains/Losses

On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the “Medicare
Modernization Act”) was signed into law. The Medicare Modernization Act introduced a prescription drug benefit under
Medicare (“Medicare Part D”) as well as a federal subsidy to sponsors of retiree medical benefit plans. During each of the years ended December 31, 2009, 2008 and 2007, the Medicare subsidies we received and accrued for were $0.8 million and included in service cost.

An actuarial loss occurred during 2009 for the other postretirement benefit plans. This was due to a less than expected increase in retiree contributions, an increase in assumed health care costs for our agents and an increase in the trend assumption.
An actuarial loss occurred during 2008 due to a decrease in the discount rate and a less than expected increase in retiree contributions, which was partially offset by a decrease in the trend assumption and a less than expected increase in health care claim costs.

Information for pension plans with an accumulated benefit obligation in excess of plan assets:

For 2009 and 2008, both the qualified and nonqualified plans had accumulated benefit obligations in excess of plan assets. As noted previously, the nonqualified plans have assets that are deposited in trusts that fail to meet the U.S. GAAP requirements to be included in plan assets; however, these assets are included in our consolidated statements of financial position.

	December 31,
	2009	2008
	(in millions)
Projected benefit obligation	$ 1,797.4	$1,712.1
Accumulated benefit obligation	1,640.5	1,535.8
Fair value of plan assets	1,250.3	1,010.5

Information for other postretirement benefit plans with an accumulated postretirement benefit obligation in excess of plan assets:

				December 31,
					2009	2008
					(in millions)
Accumulated postretirement benefit obligation				$ 98.7		$ 87.9
Fair value of plan assets					81.7	71.6

Components of net periodic benefit cost:
	Pension benefits			Other postretirement benefits
		For the year ended December 31,
	2009	2008	2007	2009	2008	2007
		(in millions)
Service cost	$ 51.4	$ 62.0	$ 47.1	$ 11.3	$ 10.5	$ 8.0
Interest cost	100.8	124.3	89.5	19.7	20.9	15.5
Expected return on plan assets	(79.5)	(162.8)	(114.2)	(25.8)	(46.9)	(33.7)
Amortization of prior service benefit	(7.7)	(9.6)	(8.3)	(2.1)	(3.1)	(2.6)
Recognized net actuarial (gain) loss	92.6	1.5	10.0	9.2	(4.0)	(1.9)
Net periodic benefit cost (income)	$ 157.6	$ 15.4	$ 24.1	$ 12.3	$ (22.6)	$ (14.7)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)

For 2007, we used a measurement date of October 1 for the pension and other postretirement plans. For 2008 and 2009, we used a December 31 measurement date in connection with our adoption of required measurement date guidance. Net periodic benefit cost shown above for 2008 covers the period of 15 months from October 1, 2007, through December 31, 2008.
Net periodic benefit cost for the period from October 1, 2007, to December 31, 2007, was recognized as a direct adjustment to retained earnings during 2008 as required by the measurement date guidance. The breakdown of 2008 net periodic benefit cost between the two periods was as follows:

The pension plans' actuarial gains and losses are amortized using a straight-line amortization method over the average remaining service period of plan participants. For the qualified pension plan, gains and losses are amortized without use of the
10% allowable corridor. For the nonqualified pension plans and other postretirement benefit plans, the corridors allowed are used.

Net actuarial (gain) loss and net prior service cost benefit have been recognized in accumulated other comprehensive income.

The estimated net actuarial (gain) loss and prior service cost (benefit) that will be amortized from accumulated other comprehensive income into net periodic benefit cost for the pension benefits during the 2010 fiscal year are $67.6 million and
$(10.1) million, respectively. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from accumulated other comprehensive income into net periodic benefit cost during the 2010 fiscal year are $5.1 million and $(2.1) million, respectively.

Assumptions:

Weighted-average assumptions used to determine benefit obligations as disclosed under the Obligations and Funded
Status section

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)

Weighted-average assumptions used to determine net periodic benefit cost
		Pension benefits		Other postretirement benefits
		For the year ended December 31,
	2009	2008	2007	2009	2008	2007
Discount rate	6.00%	6.30%	6.15%	6.00%	6.30%	6.15%
Expected long-term return on plan assets	8.00%	8.25%	8.25%	7.30%	7.30%	7.30%
Rate of compensation increase	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%

For the pension benefits, the expected return on plan assets is the long-term rate we expect to be earned based on the plans’ investment strategy. Historical and expected future returns of multiple asset classes were analyzed to develop a risk free rate of return and risk premiums for each asset class. The overall rate for each asset class was developed by combining a long-
term inflation component, the risk free real rate of return and the associated risk premium. A weighted average rate was developed based on those overall rates and the target asset allocation of the plans. Based on a review in 2008, the long-term expected return on plan assets was lowered to 8.00% for the 2009 expense calculation.

For other postretirement benefits, the 7.30% expected long-term return on plan assets for 2009 is based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical, life and long-term care plans are 7.25%, 7.75% and 5.85%, respectively.

Assumed health care cost trend rates
	December 31,
	2009	2008
Health care cost trend rate assumed for next year under age 65	11.0%	10.5%
Health care cost trend rate assumed for next year age 65 and over	10.5%	10.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	2021	2020

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-
percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage-	1-percentage-
	point increase	point decrease
(in millions)
Effect on total of service cost and interest cost components	$ 5.3	$ (4.2)
Effect on accumulated postretirement benefit obligation	(48.9)	39.4

Pension Plan and Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.
•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds and exchange traded equity securities.
•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.
•	Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a real estate investment fund and a general account investment of ours.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)

Our pension plan assets consist of investments in separate accounts. Net asset value (“NAV”) of the separate accounts is calculated in a manner consistent with U.S. GAAP for investment companies and is determinative of their fair value. Several of the separate accounts invest in publicly quoted mutual funds or actively managed stocks. The fair value of the underlying mutual funds or stock is used to determine the NAV of the separate account, which is not publicly quoted. Some of the separate accounts also invest in fixed income securities. The fair value of the underlying securities is based on quoted prices of similar assets and used to determine the NAV of the separate account. One separate account invests in real estate, for which the fair value of the underlying real estate is based on unobservable inputs and used to determine the NAV of the separate account. The fair value of the underlying real estate is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios and investments in equity security portfolios. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the Principal Life general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Pension Plan Assets

The fair value of the qualified pension plan’s assets by asset category as of the most recent measurement date is as follows:

		As of December 31, 2009
Assets /
	(liabilities)	Fair value hierarchy level
measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Asset category
U.S. large cap equity portfolios (1)	$ 555.5	$ —	$ 555.5 $	—
U.S. small/mid cap equity portfolios (2)	103.6	—	103.6	—
International equity portfolios (3)	215.5	—	215.5	—
Fixed income security portfolios (4)	288.3	—	288.3	—
Real estate investment portfolios:
Real estate investment trusts (5)	33.4	—	33.4	—
Direct real estate investments (6)	54.0	—	—	54.0
Total	$ 1,250.3	$ —	$ 1,196.3 $	54.0

(1)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(2)	The portfolios invest primarily in publicly traded equity securities of mid-sized and small U.S. companies.
(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.
(4)	The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S.
Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(5)	The portfolio invests primarily in publicly traded securities of U.S. equity real estate investment trusts.
(6)	The portfolio invests primarily in U.S. commercial real estate properties.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

For the year ended December 31, 2009
Actual return gains (losses) on
		plan assets				Ending
	Beginning	Relating to				asset
	asset	assets still	Relating to			balance
	balance as	held at the	assets sold	Purchases,	Transfers	as of
	of January	reporting	during the	sales and	in (out) of	December
	1, 2009	date	period	settlements	Level 3	31, 2009
(in millions)
Asset category
Direct real estate investments	$ 78.8	$ (24.8)	$ —	$ —	$ —	$ 54.0
Total	$ 78.8	$ (24.8)	$ —	$ —	$ —	$ 54.0

We have established an investment policy that provides the investment objectives and guidelines for the pension plan.
Our investment strategy is to achieve the following:

• Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.
• Ensure sufficient liquidity to meet the emerging benefit liabilities for the plan.
• Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the pension plan consistent with market and economic risk.

In administering the qualified pension plan’s asset allocation strategy, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short- and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the overall target asset allocation for the qualified plan assets is:

Asset category	Target allocation
U.S. large cap equity portfolios and U.S. small/mid cap equity portfolios	35% - 60%
International equity portfolios	5% - 20%
Fixed income security portfolios	20% - 30%
Real estate investment portfolios	3% - 10%

Other Postretirement Benefit Plan Assets

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date is as follows:

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)
		As of December 31, 2009
Assets /
	(liabilities)	Fair value hierarchy level
measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Asset category
Cash (1)	$ 1.0	$ 1.0 $	—	$ —
Fixed income security portfolios:
Fixed income investment funds (2)	131.1	131.1	—	—
Principal Life general account investment (3)	45.5	—	—	45.5
U.S. equity portfolios (4)	198.9	162.5	36.4	—
International equity portfolios (5)	45.0	34.3	10.7	—
Total	$ 421.5	$ 328.9 $	47.1	$ 45.5

(1)	Represents amounts held in cash or cash equivalents.
(2)	The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.
(3)	The general account is invested in various fixed income securities.
(4)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.
(5)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

$47.1 million of assets in the U.S. equity and international equity portfolios are included in a trust owned life insurance contract.

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

For the year ended December 31, 2009
Actual return gains (losses) on
		plan assets				Ending
	Beginning	Relating to				asset
	asset	assets still	Relating to			balance
	balance as	held at the	assets sold	Purchases,	Transfers	as of
	of January	reporting	during the	sales and	in (out) of	December
	1, 2009	date	period	settlements	Level 3	31, 2009
(in millions)
Asset category
Principal Life general account investment	$ 54.9	$ (1.3)	$ —	$ (8.1)	$ —	$ 45.5
Total	$ 54.9	$ (1.3)	$ —	$ (8.1)	$ —	$ 45.5

According to our investment policy, the weighted average target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	45% - 65%
International equity portfolios	5% - 15%
Fixed income security portfolios	30% - 50%

The investment strategies and policies for the other postretirement benefit plans are similar to those employed by the qualified pension plan.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)
Contributions

Our funding policy for the qualified pension plan is to fund the plan annually in an amount at least equal to the minimum annual contribution required under ERISA and, generally, not greater than the maximum amount that can be deducted for federal income tax purposes. We do not anticipate contributions will be needed to satisfy the minimum funding requirements of ERISA for our qualified plan. At this time, it is too early to estimate the amount that may be contributed, but it is possible that we may fund the plans in 2010 in the range of $20-$75 million. This includes funding for both our qualified and nonqualified pension plans. We may contribute to our other postretirement benefit plans in 2010 pending future analysis.

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service, and the expected amount of tax-free subsidy receipts under Medicare Part D are:

		Other postretirement benefits
		(gross benefit payments,
		including prescription drug	Amount of Medicare Part D
	Pension benefits	benefits)	subsidy receipts
	(in millions)
Year ending December 31:
2010	$ 71.9	$ 23.7	$ 1.1
2011	75.9	25.8	1.2
2012	81.5	28.1	1.5
2013	87.1	30.7	1.6
2014	93.4	33.5	1.9
2015-2019	559.2	217.7	13.5

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan.

The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2009.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

13. Employee and Agent Benefits — (continued)

The information that follows shows supplemental information for our defined benefit pension plans. Certain key summary data is shown separately for qualified and non-qualified plans.

		For the year ended December 31,
		2009			2008
	Qualified Nonqualified			Qualified	Nonqualified
	plan	plans	Total	plan	plans	Total
	(in millions)
Amount recognized in statement of financial position
Other assets	$ —	$ —	$ —	$ —	$ —	$ —
Other liabilities	(249.9)	(297.2)	(547.1)	(399.1)	(302.5)	(701.6)
Total	$ (249.9)	$ (297.2)	$ (547.1)	$ (399.1)	$ (302.5)	$ (701.6)
Amount recognized in accumulated other
comprehensive loss
Total net actuarial loss	$ 495.0	$ 69.9	$ 564.9	$ 690.3	$ 77.9	$ 768.2
Prior service cost benefit	(33.9)	(18.8)	(52.7)	(28.6)	(10.9)	(39.5)
Total pre-tax accumulated other comprehensive loss	$ 461.1	$ 51.1	$ 512.2	$ 661.7	$ 67.0	$ 728.7
Components of net periodic benefit cost
Service cost	$ 41.8	$ 9.6	$ 51.4	$ 50.5	$ 11.5	$ 62.0
Interest cost	83.0	17.8	100.8	100.2	24.1	124.3
Expected return on plan assets	(79.5)	—	(79.5)	(162.8)	—	(162.8)
Amortization of prior service cost benefit	(5.4)	(2.3)	(7.7)	(6.7)	(2.9)	(9.6)
Recognized net actuarial (gain) loss	86.5	6.1	92.6	(9.4)	10.9	1.5
Net periodic benefit cost (income)	$ 126.4	$ 31.2	$ 157.6	$ (28.2)	$ 43.6	$ 15.4
Other changes recognized in accumulated other
comprehensive (income) loss
Net actuarial (gain) loss	$ (108.8)	$ (1.9)	$ (110.7)	$ 740.6	$ (13.4)	$ 727.2
Prior service benefit	(10.7)	(10.2)	(20.9)	—	—	—
Amortization of net gain (loss)	(86.5)	(6.1)	(92.6)	9.4	(10.9)	(1.5)
Amortization of prior service cost benefit	5.4	2.3	7.7	6.7	2.9	9.6
Total recognized in pre-tax accumulated other
comprehensive (income) loss	$ (200.6)	$ (15.9)	$ (216.5)	$ 756.7	$ (21.4)	$ 735.3
Total recognized in net periodic benefit cost and pre-
tax accumulated other comprehensive (income) loss	$ (74.2)	$ 15.3	$ (58.9)	$ 728.5	$ 22.2	$ 750.7

In addition, we have defined contribution plans that are generally available to all U.S. employees and agents. Eligible participants could not contribute more than $16,500 of their compensation to the plans in 2009. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered
Choice Participants.” We match the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we match the participant's contributions at a 75%
contribution rate up to a maximum of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG common stock. We contributed $33.9 million, $41.2 million and
$40.0 million in 2009, 2008 and 2007, respectively, to our qualified defined contribution plans.

We also have a nonqualified defined contribution plan available to select employees and agents which allows them to contribute amounts in excess of limits imposed by federal tax law. In 2009, we matched the Grandfathered Choice Participant's
Contribution at a 50% contribution rate up to a maximum contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum contribution of 6% of the participant's compensation. We contributed $4.6 million, $7.3 million and $7.5 million in 2009, 2008 and 2007, respectively, to our nonqualified defined contribution plans.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Contingencies, Guarantees and Indemnifications
Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services, life, health and disability insurance. Some of the lawsuits are class actions, or purport to be, and some include claims for unspecified or substantial punitive and treble damages. In addition, regulatory bodies, such as state insurance departments, the SEC, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, ERISA and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to other industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

On November 8, 2006, a trustee of Fairmount Park Inc. Retirement Savings Plan filed a putative class action lawsuit in the United States District Court for the Southern District of Illinois against us. Our Motion to Transfer Venue was granted and the case is now pending in the Southern District of Iowa. The complaint alleged, among other things, that we breached our alleged fiduciary duties while performing services to 401(k) plans by failing to disclose, or adequately disclose, to employers or plan participants the fact that we receive “revenue sharing fees from mutual funds that are included in its pre-packaged 401(k)
plans” and allegedly failed to use the revenue to defray the expenses of the services provided to the plans. Plaintiff further alleged that these acts constitute prohibited transactions under ERISA. Plaintiff sought to certify a class of all retirement plans to which we were a service provider and for which we received and retained “revenue sharing” fees from mutual funds. On August
27, 2008, the Plaintiff's Motion for Class Certification was denied. The Plaintiff filed a petition seeking permission to appeal that ruling. The petition was denied on October 28, 2008. On May 11, 2009, Plaintiff filed a new Motion for Class Certification. We are aggressively defending the lawsuit.

On August 28, 2007, two plaintiffs, Walsh and Young, filed a putative class action lawsuit in the United States District
Court for the Southern District of Iowa against us and Princor Financial Services Corporation (the “Principal Defendants”). The
lawsuit alleges that the Principal Defendants breached alleged fiduciary duties to participants in employer-sponsored 401(k)
plans who were retiring or leaving their respective plans, including providing misleading information and failing to act solely in the interests of the participants, resulting in alleged violations of ERISA. The Principal Defendants are aggressively defending the lawsuit.

On July 15, 2009, Integrative Chiropractic Center, P.C. filed a putative class action lawsuit in the United States
District Court of New Jersey against us and PFG ( the "Principal Defendants"). The complaint alleged the Principal
Defendants systematically underpaid out of network health claims through use of a national database used to calculate the usual and customary rate. The plaintiff was also suing on behalf of a subset of purported class members who submitted claims under a group health plan subject to ERISA that was insured or administered by us, and were paid less than the amount submitted on the claim. The complaint alleged violations of ERISA, the Racketeer Influenced and Corrupt
Organizations Act and the Sherman Act. On January 7, 2010, the Plaintiff’s Motion to Dismiss Without Prejudice was
granted by the court.
On October 28, 2009, Judith Curran filed a derivative action lawsuit on behalf of the Principal Funds, Inc. and
Strategic Asset Management (SAM) Portfolio in the United States District Court for the Southern District of Iowa against
Principal Management Corporation, Principal Global Investors, LLC, and Principal Funds Distributor, Inc. (the "Principal
Defendants"). The lawsuit alleges the Principal Defendants breached their fiduciary duty under Section 36(b) of the
Investment Company Act by charging advisory fees and distribution fees that were excessive. The Principal Defendants are aggressively defending the lawsuit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Contingencies, Guarantees and Indemnifications — (continued)

On December 2, 2009 and December 4, 2009, two plaintiffs, Cruise and Mullaney respectively, filed putative class action lawsuits in the United States District Court for the Southern District of New York against us, PFG, Principal Global
Investors, LLC, and Principal Real Estate Investors, LLC (the "Principal Defendants"). The lawsuits alleged the Principal
Defendants failed to manage the Principal U.S. Property Separate Account (“PUSPSA”) in the best interests of investors, improperly imposed a withdrawal freeze on September 26, 2008, and instituted a withdrawal queue to honor withdrawal requests as sufficient liquidity became available. Plaintiffs allege these actions constitute a breach of fiduciary duties under
ERISA. Plaintiffs seek to certify a class including all qualified ERISA plans and the participants of those plans that invested in PUSPSA between September 26, 2008 and the present that have suffered losses caused by the queue. The two lawsuits were consolidated and are now known as In re Principal U.S. Property Account Litigation. In addition, on December 11,
2009, the complaint in Jover v. Principal Global Investors, et. al was filed with the U.S. District Court for the Southern
District of New York. Jover asserts similar allegations to Cruise and Mullaney. We anticipate that the Jover complaint will be consolidated with In re Principal U.S. Property Account Litigation cases as the Order of Consolidation in that matter applies to Jover. The Principal Defendants are aggressively defending the lawsuits.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted with any degree of certainty, based upon information currently known and our historical experience in litigating or resolving claims, management does not believe that any pending litigation or regulatory matter will have a material adverse effect on our business or financial position. The outcome of such matters is inherently difficult to predict, given the large and indeterminate amounts sought in some proceedings, and unforeseen results can occur. It is possible that such outcomes could materially affect net income in a particular reporting period.

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to third parties primarily related to a former subsidiary, joint ventures and industrial revenue bonds. These agreements generally expire through 2019. The maximum exposure under these agreements as of December 31, 2009, was approximately $245.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event that performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with certain transactions, primarily the sale of Principal Residential Mortgage, Inc. and other divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2009 and 2008, the liability balance for guaranty fund assessments, which is not discounted, was $15.1 million and $16.2 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2009 and 2008, $7.4 million and $8.1 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

14. Contingencies, Guarantees and Indemnifications — (continued)

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2009, 2008 and 2007, respectively, was $50.5 million,
$49.3 million and $50.7 million.

The following represents payments due by period for operating lease obligations as of December 31, 2009 (in millions):

Year ending December 31:
2010	$ 45.7
2011	39.6
2012	29.6
2013	21.0
2014	15.3
2015 and thereafter	62.5
213.7
Less: Future sublease rental income on noncancelable leases	4.0
Total future minimum lease payments	$ 209.7

Capital Leases

We lease hardware storage equipment under capital leases. As of December 31, 2009 and 2008, these leases had a gross asset balance of $16.1 million and $21.0 million and accumulation depreciation of $9.2 million and $10.5 million, respectively. Depreciation expense for the years ended December 31, 2009, 2008 and 2007 was $5.2 million, $6.2 million and $5.0 million, respectively.

As of December 31, 2007, we leased an aircraft and the depreciation expense for the year ended December 31, 2007 was $0.6 million. This lease expired in early 2008.

The following represents future minimum lease payments due by period for capital lease obligations as of December
31, 2009 (in millions).

Year ending December 31:
2010	$ 4.2
2011	2.5
2012	0.8
2013	0.1
Total	7.6
Less: Amounts representing interest	0.5
Net present value of minimum lease payments	$ 7.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15. Stockholder’s Equity
Accumulated Other Comprehensive Income (Loss)
Comprehensive income includes all changes in stockholder’s equity during a period except those resulting from investments by stockholders and distributions to stockholders.
The components of accumulated other comprehensive income (loss) were as follows:

	Net unrealized	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	gains on	currency	postretirement	other
	available-for-sale	derivative	translation	benefit	comprehensive
	securities	instruments	adjustment	obligations	income
	(in millions)
Balances at January 1, 2007	$ 579.0	$ 24.6	$ (5.5)	$ 14.5	$ 612.6
Net change in unrealized gains on fixed
maturities, available-for-sale	(983.5)	—	—	—	(983.5)
Net change in unrealized gains on equity
securities, available-for-sale	(12.1)	—	—	—	(12.1)
Net change in unrealized gains on equity
method subsidiaries and minority
interest adjustments	22.0	—	—	—	22.0
Adjustments for assumed changes in
amortization pattern	130.3	—	—	—	130.3
Net change in unrealized gains on
derivative instruments	—	(7.6)	—	—	(7.6)
Change in net foreign currency
translation adjustment	—	—	1.7	—	1.7
Change in unrecognized postretirement
benefit obligations	—	—	—	81.1	81.1
Net change in provision for deferred
income tax benefit (expense)	295.5	4.6	1.3	(28.4)	273.0
Balances at December 31, 2007	31.2	21.6	(2.5)	67.2	117.5
Net change in unrealized gains on fixed
maturities, available-for-sale	(7,782.1)	—	—	—	(7,782.1)
Net change in unrealized gains on equity
securities, available-for-sale	(61.1)	—	—	—	(61.1)
Net change in unrealized gains on equity
method subsidiaries and minority
interest adjustments	76.2	—	—	—	76.2
Adjustments for assumed changes in
amortization pattern	1,173.0	—	—	—	1,173.0
Net change in unrealized gains on
derivative instruments	—	124.5	—	—	124.5
Change in net foreign currency
translation adjustment	—	—	(23.8)	—	(23.8)
Effects of changing postretirement
benefit plan measurement date	—	—	—	(3.1)	(3.1)
Change in unrecognized postretirement
benefit obligations	—	—	—	(973.1)	(973.1)
Net change in provision for deferred
income tax benefit (expense)	2,307.9	(43.5)	8.3	341.7	2,614.4
Balances at December 31, 2008	$ (4,254.9)	$ 102.6	$ (18.0)	$ (567.3)	$ (4,737.6)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15. Stockholder’s Equity — (continued)
	Net unrealized	Net unrealized	Foreign	Unrecognized	Accumulated
	losses on	gains on	currency	postretirement	other
	available-for-sale	derivative	translation	benefit	comprehensive
	securities	instruments	adjustment	obligations	loss
	(in millions)
Balances at January 1, 2009	$ (4,254.9)	$ 102.6	$ (18.0)	$ (567.3)	$ (4,737.6)
Net change in unrealized losses on fixed
maturities, available-for-sale	6,548.5	—	—	—	6,548.5
Net change in noncredit component of
impairment losses on fixed maturities,
available-for-sale	(260.9)	—	—	—	(260.9)
Net change in unrealized losses on equity
securities, available-for-sale	47.8	—	—	—	47.8
Net change in unrealized losses on equity
method subsidiaries and noncontrolling
interest adjustments	29.6	—	—	—	29.6
Adjustments for assumed changes in
amortization pattern	(963.3)	—	—	—	(963.3)
Net change in unrealized gains on
derivative instruments	—	(66.4)	—	—	(66.4)
Change in net foreign currency
translation adjustment	—	—	33.2	—	33.2
Change in unrecognized postretirement
benefit obligations	—	—	—	263.3	263.3
Cumulative effect of reclassifying
noncredit component of previously
recognized impairment losses on fixed
maturities, available-for-sale, net	(9.9)	—	—	—	(9.9)
Net change in provision for deferred
income tax benefit (expense)	(1,890.6)	23.3	(11.6)	(92.2)	(1,971.1)
Balances at December 31, 2009	$ (753.7)	$ 59.5	$ 3.6	$ (396.2)	$ (1,086.8)

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

15. Stockholder’s Equity — (continued)

The following table sets forth the adjustments necessary to avoid duplication of items that are included as part of net income for a year that had been part of other comprehensive income in prior years:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Unrealized gains (losses) on available-for-sale securities and derivative
instruments arising during the year	$ 2,992.7	$ (4,190.0)	$ (631.7)
Adjustment for realized gains (losses) on available-for-sale securities and
derivative instruments included in net income	465.4	(15.1)	80.9
Unrealized gains (losses) on available-for-sale securities and derivative
instruments, as reported	$ 3,458.1	$ (4,205.1)	$ (550.8)

The above table includes unrealized gains (losses) on available-for-sale securities and derivatives in cash flow hedge relationships net of adjustments related to DPAC, sales inducements, unearned revenue reserves, changes in policyholder benefits and claims and applicable income taxes.

Dividend Limitations

Under Iowa law, we may pay stockholder dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay a stockholder dividend if such a stockholder dividend would exceed certain statutory limitations. The current statutory limitation is the greater of 10% of our policyholder surplus as of the preceding year-end or the net gain from operations from the previous calendar year. Based on this limitation and 2009 statutory results, we could pay approximately $608.7 million in stockholder dividends in 2010 without exceeding the statutory limitation.

16. Fair Value of Financial Instruments

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type insurance contracts, are excluded from these fair value disclosure requirements.

Determination of fair value

The following discussion describes the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair values of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2009.

Fixed Maturities and Equity Securities

In determining fair value for fixed maturities, our first priority is to obtain prices from third party pricing vendors.
We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm that they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to corporate bonds, as described below, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available. As of December 31, 2009, less than 1% of our fixed maturity securities, which were classified as Level 3 assets, were valued using internal pricing models.

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

16. Fair Value of Financial Instruments — (continued)

For corporate bonds where quoted market prices are not available, a matrix pricing valuation approach is used. In this approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

Fair values of equity securities are determined using public quotations, when available. When public quotations are not available, we may utilize internal valuation methodologies appropriate for the specific asset. Fair values might also be determined using broker quotes or through the use of internal models or analysis.

Mortgage Loans

Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral, which is estimated using appraised values.

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the U.S.
Treasury curve.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices. The fair values of over-
the-counter derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our over-the-counter derivatives are valued with models that use market observable inputs.
Significant inputs include interest rates, currency exchange rates, credit spread curves, equity prices, and volatility. These valuation models consider projected discounted cash flows, relevant swap curves, and appropriate implied volatilities. Certain over-the-counter derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions.

Our derivative contracts are generally documented under International Swaps and Derivatives Association, Inc. Master
Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties.
Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread adjustment. This credit spread reflects an appropriate adjustment to our valuations for nonperformance risk based on the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate.

Other Investments

Other investments reported at fair value primarily include seed money investments, for which the fair value is determined using the net asset value of the fund. The carrying amounts of other assets classified as other investments in the accompanying consolidated statements of financial position approximate their fair values.

Cash and Cash Equivalents

Because of the nature of these assets, carrying amounts approximate fair values. Fair values of cash equivalents may be determined using public quotations, when available.

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

16. Fair Value of Financial Instruments — (continued)
Separate Account Assets

Separate account assets include public equity, public and private debt securities and derivative instruments, for which fair values are determined as previously described. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. In addition, each property is appraised annually by an independent appraiser.

Cash Collateral and Cash Collateral Payable

The carrying amounts of cash collateral received and posted under derivative credit support annex (collateral)
agreements and the carrying amount of the payable associated with our obligation to return the cash collateral received approximate their fair value.

Investment-Type Insurance Contracts

The fair values of our reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment-type contracts being valued. Investment-type insurance contracts include insurance, annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other policy contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment-type contracts, are not required to be disclosed.

Certain annuity contracts and other investment-type insurance contracts include embedded derivatives that have been bifurcated from the host contract. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility, correlations, among other things) and policyholder behavior assumptions (such as lapse, mortality, utilization, withdrawal patterns, among other things). They are valued using a combination of historical data and actuarial judgment. Stochastic models are used to value the embedded derivatives that incorporate a spread reflecting our own creditworthiness and risk margins.

The assumption for our own non-performance risk for investment-type insurance contracts and any embedded derivatives bifurcated from certain annuity and investment-type insurance contracts is based on the current market credit spreads for debt-like instruments that we have issued and are available in the market.

Short-Term Debt

The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity.

Long-Term Debt

Fair values for debt issues are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on U.S. Treasury securities at maturities aligned with the estimated timing of fee collection.

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

16. Fair Value of Financial Instruments — (continued)
Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity, such as demand deposits, savings, and interest-bearing demand accounts, is equal to the amount payable on demand (i.e., their carrying amounts). The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. The fair value estimates do not include the benefit that results from the low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities utilizing the yield, credit quality and average maturity of each security.

Carrying value and estimated fair value of financial instruments
	December 31,
	2009		2008
	Carrying amount	Fair value	Carrying amount	Fair value
	(in millions)
Assets (liabilities)
Fixed maturities, available-for-sale	$ 43,518.4	$43,518.4	$38,064.0	$38,064.0
Fixed maturities, trading	484.8	484.8	752.1	752.1
Equity securities, available-for-sale	211.7	211.7	234.2	234.2
Equity securities, trading	177.2	177.2	125.7	125.7
Mortgage loans	11,250.5	10,808.7	12,633.8	12,001.6
Policy loans	881.3	1,001.4	881.4	1,119.4
Other investments	154.8	154.8	146.7	146.7
Cash and cash equivalents	2,044.5	2,044.5	2,536.7	2,536.7
Derivative assets	1,212.6	1,212.6	1,873.2	1,873.2
Separate account assets	57,380.8	57,380.8	51,069.2	51,069.2
Collateral received	374.3	374.3	277.6	277.6
Investment-type insurance contracts	(35,670.2)	(34,178.4)	(39,274.1)	(36,043.3)
Short-term debt	(312.1)	(312.1)	(291.1)	(291.1)
Long-term debt	(120.8)	(104.7)	(121.2)	(109.4)
Separate account liabilities	(51,559.8)	(50,709.1)	(46,549.6)	(45,609.3)
Derivative liabilities	(1,048.1)	(1,048.1)	(2,034.5)	(2,034.5)
Bank deposits	(2,185.8)	(2,188.5)	(2,142.6)	(2,167.0)
Collateral posted	(355.6)	(355.6)	(277.6)	(277.6)
Other liabilities	(99.2)	(99.2)	(109.3)	(109.3)

Valuation hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

• Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level
1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.
• Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturity securities
(including public and private bonds), equity securities, over-the-counter derivatives and other investments for which public quotations are not available but that are priced by third-party pricing services or internal models using substantially all observable inputs.
• Level 3 – Fair values are based on significant unobservable inputs for the asset or liability. Our Level 3 assets and liabilities include certain fixed maturity securities, private equity securities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives that must be priced using broker quotes or other valuation methods that utilize at least one significant unobservable input.

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

16. Fair Value of Financial Instruments — (continued)
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis are summarized below.

		As of December 31, 2009
	Assets /
	(liabilities)	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Assets
Fixed maturities, available-for-sale
U.S. government and agencies	$ 538.6	$ 11.2	$ 527.4	$ —
Non-U.S. governments	462.4	—	462.4	—
States and political subdivisions	2,048.6	—	2,037.1	11.5
Corporate	30,767.0	95.2	30,008.1	663.7
Residential mortgage-backed securities	3,101.3	—	3,101.3	—
Commercial mortgage-backed securities	3,599.7	—	3,565.4	34.3
Collateralized debt obligations	369.6	—	72.8	296.8
Other debt obligations	2,631.2	—	2,554.6	76.6
Total fixed maturities, available-for-sale	43,518.4	106.4	42,329.1	1,082.9
Fixed maturities, trading	484.8	—	421.3	63.5
Equity securities, available-for-sale	211.7	140.0	—	71.7
Equity securities, trading	177.2	91.2	86.0	—
Derivative assets (1)	1,212.6	—	1,158.2	54.4
Other investments (2)	63.1	4.1	59.0	—
Cash equivalents (3)	1,156.2	614.7	541.5	—
Sub-total excluding separate account assets	46,824.0	956.4	44,595.1	1,272.5

Separate account assets	57,380.8	39,511.7	13,872.1	3,997.0
Total assets	$ 104,204.8	$ 40,468.1	$ 58,467.2	$ 5,269.5

Liabilities
Investment-type insurance contracts (4)	$ (17.1)	$ —	$ —	$ (17.1)
Derivative liabilities (1)	(1,048.1)	—	(954.4)	(93.7)
Other liabilities (4)	(99.2)	—	(10.1)	(89.1)
Total liabilities	$ (1,164.4)	$ —	$ (964.5)	$ (199.9)

Net assets (liabilities)	$ 103,040.4	$ 40,468.1	$ 57,502.7	$ 5,069.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

16. Fair Value of Financial Instruments — (continued)

		As of December 31, 2008
	Assets /
	(liabilities)	Fair value hierarchy level
	measured at fair
	value	Level 1	Level 2	Level 3
		(in millions)
Assets
Fixed maturities, available-for-sale	$ 38,064.0	$ 96.8	$ 36,831.2	$ 1,136.0
Fixed maturities, trading	752.1	—	691.4	60.7
Equity securities, available-for-sale	234.2	169.8	8.2	56.2
Equity securities, trading	125.7	31.1	94.6	—
Derivative assets (1)	1,873.2	—	1,772.5	100.7
Other investments (2)	66.0	3.3	62.7	—
Cash equivalents (3)	1,601.1	649.4	951.7	—
Sub-total excluding separate account assets	42,716.3	950.4	40,412.3	1,353.6

Separate account assets	51,069.2	30,609.3	14,567.3	5,892.6
Total assets	$ 93,785.5	$ 31,559.7	$ 54,979.6	$ 7,246.2

Liabilities
Investment-type insurance contracts (4)	$ (39.9)	$ —	$ —	$ (39.9)
Derivative liabilities (1)	(2,034.5)	—	(1,767.6)	(266.9)
Other liabilities (4)	(109.3)	—	(5.5)	(103.8)
Total liabilities	$ (2,183.7)	$ —	$ (1,773.1)	$ (410.6)

Net assets (liabilities)	$ 91,601.8	$ 31,559.7	$ 53,206.5	$ 6,835.6

(1)	Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities.
(2)	Primarily includes seed money investments reported at fair value.
(3)	Includes short-term investments with a maturity date of three months or less when purchased.
(4)	Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

16. Fair Value of Financial Instruments — (continued)
Changes in Level 3 fair value measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are summarized as follows:

		For the year ended December 31, 2009					Changes in
	Beginning	Total realized/unrealized gains				Ending	unrealized
	asset /	(losses)				asset /	gains (losses)
	(liability)			Purchases,		(liability)	included in
	balance as		Included in	sales,	Transfers	balance	net income
	of	Included in	other	issuances	in (out) of	as of	relating to
	December	net income	comprehensive	and	Level 3	December	positions still
	31, 2008	(1)	income	settlements	(3)	31, 2009	held (1)
		(in millions)
Assets
Fixed maturities, available-for-sale
Non-U.S. governments	$ 33.6	$ (10.2)	$ 2.6	$ (26.0)	$ —	$ —	$ —
State and political subdivisions	—	—	1.3	—	10.2	11.5	—
Corporate	725.5	(25.9)	159.4	(382.9)	187.6	663.7	(31.5)
Commercial mortgage-backed
securities	58.0	(0.3)	9.8	(12.1)	(21.1)	34.3	—
Collateralized debt obligations	236.8	(63.9)	150.4	(10.6)	(15.9)	296.8	(63.5)
Other debt obligations	82.1	(2.1)	17.4	25.9	(46.7)	76.6	—
Total fixed maturities, available-
for-sale	1,136.0	(102.4)	340.9	(405.7)	114.1	1,082.9	(95.0)
Fixed maturities, trading	60.7	13.0	—	—	(10.2)	63.5	13.1
Equity securities, available-for-sale	56.2	(0.2)	30.3	(43.7)	29.1	71.7	(2.0)
Derivative assets	100.7	(43.6)	(0.2)	(2.5)	—	54.4	(30.5)
Separate account assets	5,892.6	(1,577.4)	—	(290.2)	(28.0)	3,997.0	(1,464.2)

Liabilities
Investment-type insurance
contracts	(39.9)	(3.0)	—	25.8	—	(17.1)	(3.0)
Derivative liabilities	(266.9)	141.4	7.2	24.6	—	(93.7)	88.8
Other liabilities (2)	(103.8)	—	33.2	(18.5)	—	(89.1)	—

	For the year ended December 31, 2008						Changes in
		Total realized/unrealized gains				Ending	unrealized
	Beginning	(losses)				asset /	gains (losses)
	asset /			Purchases,		(liability)	included in
	(liability)		Included in	sales,	Transfers	balance	net income
	balance as	Included in	other	issuances	in (out) of	as of	relating to
	of January	net income	comprehensive	and	Level 3	December	positions still
	1, 2008	(1)	income	settlements	(3)	31, 2008	held (1)
		(in millions)
Assets
Fixed maturities, available-for-sale	$ 2,153.6	$ (148.5)	$ (508.7)	$ (567.8)	$ 207.4	$ 1,136.0	$ (116.7)
Fixed maturities, trading	92.3	(19.1)	—	(11.4)	(1.1)	60.7	(19.1)
Equity securities, available-for-sale	51.1	(41.5)	(12.1)	20.7	38.0	56.2	(35.3)
Derivative assets	54.3	74.7	(15.8)	(12.5)	—	100.7	62.4
Separate account assets	7,122.2	(958.4)	—	(166.9)	(104.3)	5,892.6	(944.1)

Liabilities
Investment-type insurance
contracts	(49.3)	(38.2)	—	47.6	—	(39.9)	(50.3)
Derivative liabilities	(62.3)	(200.0)	(8.1)	3.5	—	(266.9)	(192.9)
Other liabilities (2)	(155.6)	—	70.0	(18.2)	—	(103.8)	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements (continued)

16. Fair Value of Financial Instruments — (continued)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) for the year ended December 31, 2009, are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading are reported in net investment income within the consolidated statements of operations. Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.

(2) Certain embedded derivatives reported in other liabilities are part of a cash flow hedge, with the effective portion of the unrealized gains (losses) recorded in accumulated other comprehensive income.

(3) Assets transferred into and out of Level 3 during 2009 were $518.6 million and $413.6 million, respectively, and during
2008 were $1,405.6 million and $1,265.6 million, respectively. Assets transferred into Level 3 include assets added to our “watch list” that were previously priced using a spread pricing matrix that is no longer relevant when applied to asset-specific situations. The majority of assets that transferred out of Level 3 include those for which we are now able to obtain pricing from a recognized third party pricing vendor.

Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets are measured at fair value on a nonrecurring basis. During 2009, mortgage loans with an aggregate cost of $11.9 million had been written down to fair value of $3.9 million. This write down resulted in a loss of $8.0 million that was recorded in net realized capital gains (losses). These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values.

During 2009, real estate with an aggregate cost of $1.7 million had been written down to fair value of $0.9 million.
This write down resulted in a loss of $0.8 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of the real estate is estimated using appraised values that involve significant unobservable inputs.

During 2008, mortgage servicing rights with an aggregate cost of $13.8 million had been written down to fair value of $12.3 million, resulting in a charge of $1.5 million that was recorded in operating expenses. These mortgage servicing rights are a Level 3 fair value measurement, as fair value is determined by calculating the present value of the future servicing cash flows from the underlying mortgage loans.

Transition

In connection with our adoption of fair value measurement accounting on January 1, 2008, we recorded a $13.0 million pre-tax gain in net realized capital gains (losses) resulting from the incorporation of our own creditworthiness and additional risk margins in the valuation of certain embedded derivatives recorded at fair value.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

17. Statutory Insurance Financial Information

We prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the
Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The
National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. Our use of prescribed and permitted statutory accounting practices has resulted in higher statutory surplus of $246.1 million relative to the accounting practices and procedures of the NAIC primarily due to a state prescribed practice associated with reinsurance of our term life products and “secondary” or “no lapse” guarantee provisions on our universal life products. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the
NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, we meet the minimum RBC requirements.

Statutory net income and statutory surplus were as follows:

	As of or for the year ended December 31,
	2009	2008	2007
	(in millions)
Statutory net income	$ 42.1	$ 83.3	$ 540.2
Statutory surplus	4,586.2	4,807.7	3,695.0

18. Segment Information

We provide financial products and services through the following segments: U.S. Asset Accumulation, Global Asset
Management and Life and Health Insurance. In addition, there is a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

The U.S. Asset Accumulation segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The Global Asset Management segment provides asset management services to our asset accumulation business, our life and health insurance operations, the Corporate segment and third-party clients.

The Life and Health insurance segment provides individual life insurance, group health insurance and specialty benefits, which consists of group dental and vision insurance, individual and group disability insurance and group life insurance, throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment.
Financial results of the Corporate segment primarily reflect our financing activities (including interest expense and preferred stock dividends), income on capital not allocated to other segments, inter-segment eliminations, income tax risks and certain income, expenses and other after-tax adjustments not allocated to the segments based on the nature of such items.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18. Segment Information — (continued)

Management uses segment operating earnings in goal setting, as a basis for determining employee compensation and in evaluating performance on a basis comparable to that used by securities analysts. We determine segment operating earnings by adjusting U.S. GAAP net income for net realized capital gains (losses), as adjusted, and other after-tax adjustments which management believes are not indicative of overall operating trends. Net realized capital gains (losses), as adjusted, are net of income taxes, related changes in the amortization pattern of DPAC and sales inducements, recognition of deferred front-end fee revenues for sales charges on retirement products and services, net realized capital gains and losses distributed, minority interest capital gains and losses and certain market value adjustments to fee revenues. Net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on non-hedge derivative instruments and exclude certain market value adjustments of embedded derivatives. Segment operating revenues exclude net realized capital gains
(losses) (except periodic settlements and accruals on non-hedge derivatives), including their impact on recognition of front-
end fee revenues and certain market value adjustments to fee revenues and revenue from our terminated commercial mortgage securities issuance operation. Segment operating revenues include operating revenues from real estate properties that qualify for discontinued operations. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment operating earnings enhances the understanding of our results of operations by highlighting earnings attributable to the normal, ongoing operations of the business.

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of income tax allocation. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. The segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize selected financial information by segment and reconcile segment totals to those reported in the consolidated financial statements:

	December 31,
	2009	2008
	(in millions)
Assets:
U.S. Asset Accumulation	$ 106,179.2	$ 99,774.7
Global Asset Management	1,069.0	1,123.3
Life and Health Insurance	15,606.4	14,497.9
Corporate	2,844.2	3,727.7
Total consolidated assets	$ 125,698.8	$ 119,123.6

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18. Segment Information — (continued)

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Operating revenues by segment:
U.S. Asset Accumulation	$ 3,673.7	$ 4,331.3	$ 4,617.1
Global Asset Management	392.8	545.8	529.0
Life and Health Insurance	4,426.8	4,660.0	4,840.4
Corporate	(97.3)	(115.5)	(65.1)
Total segment operating revenues	8,396.0	9,421.6	9,921.4
Net realized capital gains (losses) (except periodic settlements and accruals on non-hedge derivatives), including recognition of front-end fee revenues and certain market value adjustments to fee
revenues	(522.1)	(685.5)	(362.5)
Terminated commercial mortgage securities issuance operation	(0.5)	(32.1)	30.1
Operating revenues from discontinued real estate investments	—	—	(0.4)
Total revenues per consolidated statements of operations	$ 7,873.4	$ 8,704.0	$ 9,588.6
Operating earnings (loss) by segment, net of related income taxes:
U.S. Asset Accumulation	$ 485.5	$ 499.6	$ 605.5
Global Asset Management	33.8	86.6	98.0
Life and Health Insurance	245.7	272.2	223.3
Corporate	(7.2)	18.5	45.1
Total segment operating earnings, net of related income taxes	757.8	876.9	971.9
Net realized capital losses, as adjusted (1)	(254.7)	(453.4)	(245.4)
Other after-tax adjustments (2)	(0.7)	(20.4)	14.6
Net income attributable to Principal Life Insurance Company per
consolidated statements of operations	$ 502.4	$ 403.1	$ 741.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18. Segment Information — (continued)
(1)	Net realized capital losses, as adjusted, is derived as follows:

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Net realized capital losses:
Net realized capital gains losses	$ (445.3)	$ (622.6)	$ (348.4)
Periodic settlements and accruals on non-hedge derivatives	(70.9)	(59.0)	(18.8)
Certain market value adjustments to fee revenues	(1.5)	(3.9)	(4.0)
Recognition of front-end fee revenues	(4.4)	—	8.7
Net realized capital losses, net of related revenue adjustments	(522.1)	(685.5)	(362.5)
Amortization of deferred policy acquisition and sales inducement costs related to net
realized capital gains (losses)	155.2	(47.2)	10.4
Capital (gains) losses distributed	(18.8)	49.6	(10.9)
Certain market value adjustments of embedded derivatives	11.8	(9.5)	—
Noncontrolling interest capital (gains) losses	(18.5)	0.9	(11.4)
Income tax effect	137.7	238.3	129.0
Net realized capital losses, as adjusted	$ (254.7)	$ (453.4)	$ (245.4)

(2)	In 2009, other after-tax adjustments included the negative effect of losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operations accounting treatment under U.S. GAAP.

In 2008, other after-tax adjustments included (1) the negative effect of losses associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued
operations accounting treatment under U.S. GAAP ($28.0 million) and (2) the positive effect of a change in an estimated loss related to a prior year legal contingency ($7.6 million).

In 2007, other after-tax adjustments included (1) the positive effect of: (a) a gain on sale of a real estate property that qualifies for discontinued operations treatment ($20.0 million) and (b) gains associated with our terminated commercial mortgage securities issuance operation that has been exited but does not qualify for discontinued operation accounting treatment under U.S. GAAP ($5.7 million) and (2) the negative effect of tax refinements related to prior years
($11.1 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2009	2008	2007
	(in millions)
Income tax expense (benefit) by segment:
U.S. Asset Accumulation	$ 127.2	$ 116.3	$ 137.7
Global Asset Management	18.6	46.4	52.9
Life and Health Insurance	120.1	133.8	107.6
Corporate	(3.1)	(2.7)	20.3
Total segment income taxes from operating earnings	262.8	293.8	318.5
Tax benefit related to net realized capital losses, as adjusted	(137.7)	(238.3)	(129.0)
Tax expense (benefit) related to other after-tax adjustments	(0.3)	(11.2)	11.8
Income tax benefit from discontinued real estate	—	—	(0.1)
Total income tax expense per consolidated statements of operations	$ 124.8	$ 44.3	$ 201.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

18. Segment Information — (continued)

The following table summarizes operating revenues for our products and services:
	For the year ended December 31,
	2009	2008	2007
	(in millions)
U.S. Asset Accumulation:
Full-service accumulation	$ 1,280.7	$ 1,397.3	$ 1,591.4
Individual annuities	945.6	1,017.1	799.8
Bank and trust services	83.9	74.4	66.8
Eliminations	(8.4)	(7.4)	(6.6)
Total Accumulation	2,301.8	2,481.4	2,451.4
Investment only	796.0	1,138.0	1,179.2
Full-service payout	575.9	711.9	986.5
Total Guaranteed	1,371.9	1,849.9	2,165.7
Total U.S. Asset Accumulation	3,673.7	4,331.3	4,617.1
Global Asset Management (1)	392.8	545.8	529.0
Life and Health Insurance:
Individual life insurance	1,357.7	1,393.4	1,370.1
Health insurance	1,618.0	1,770.2	2,001.7
Specialty benefits insurance	1,452.7	1,498.2	1,470.7
Eliminations	(1.6)	(1.8)	(2.1)
Total Life and Health Insurance	4,426.8	4,660.0	4,840.4
Corporate	(97.3)	(115.5)	(65.1)
Total operating revenues	$ 8,396.0	$ 9,421.6	$ 9,921.4
Total operating revenues	$ 8,396.0	$ 9,421.6	$ 9,921.4
Net realized capital losses (except periodic settlements and accruals on non-hedge derivatives), including recognition of front-end fee revenues
and certain market value adjustments to fee revenues	(522.1)	(685.5)	(362.5)
Terminated commercial mortgage securities issuance operation	(0.5)	(32.1)	30.1
Operating revenues from discontinued real estate investments	—	—	(0.4)
Total revenues per consolidated statements of operations	$ 7,873.4	$ 8,704.0	$ 9,588.6

(1)	Reflects inter-segment revenues of $183.8 million, $230.0 million and $246.8 million in 2009, 2008 and 2007, respectively. These revenues are eliminated within the Corporate segment.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Stock-Based Compensation Plans

As of December 31, 2009, our ultimate parent, PFG, sponsors the 2005 Stock Incentive Plan, the Employee Stock
Purchase Plan, the Stock Incentive Plan and the Long-Term Performance Plan (“Stock-Based Compensation Plans”). As of
May 17, 2005, no new grants will be made under the Stock Incentive Plan or the Long-Term Performance Plan. Under the terms of the 2005 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income for stock-based awards granted under the Stock-Based Compensation Plans is as follows:

	For the year ended
	December 31,
	2009	2008	2007
	(in millions)
Compensation cost	$ 39.5	$ 26.1	$ 53.0
Related income tax benefit	12.4	8.3	17.6
Capitalized as part of an asset	3.7	4.7	4.0

Nonqualified Stock Options

Nonqualified stock options were granted to certain employees under the 2005 Stock Incentive Plan and the Stock
Incentive Plan. Options outstanding under the 2005 Stock Incentive Plan and the Stock Incentive Plan were granted at an exercise price equal to the fair market value of PFG’s common stock on the date of grant, and expire ten years after the grant date. These options have graded or cliff vesting over a three-year period, except in the case of approved retirement.

The total intrinsic value of stock options exercised was zero, $3.4 million and $35.5 million during 2009, 2008 and
2007, respectively.

The weighted-average remaining contractual lives for stock options exercisable is approximately 5 years as of
December 31, 2009.

The fair value of stock options is estimated using the Black-Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended
	December 31,
Options	2009	2008	2007
Expected volatility	55.0%	25.4%	23.6%
Expected term (in years)	6	6	6
Risk-free interest rate	2.1%	3.1%	4.6%
Dividend yield	4.07%	1.51%	1.28%
Weighted average estimated fair value	$ 4.07	$15.41	$17.98

We determine expected volatility based on, among other factors, historical volatility using daily price observations. The expected term represents the period of time that options granted are expected to be outstanding. We previously determined expected term based on the simplified method as described by the SEC. Beginning with stock options granted in 2008, we determine expected term using historical exercise and employee termination data as we believe we now have sufficient data to provide a reasonable basis on which to estimate expected term. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2009, there was $4.7 million of total unrecognized compensation costs related to nonvested stock options. The cost is expected to be recognized over a weighted-average service period of approximately 1.5 years.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Stock-Based Compensation Plans — (continued)
Performance Share Awards

Performance share awards were granted to certain employees under the 2005 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of an approved retirement) and PFG’s performance against three-year goals set at the beginning of the performance period. A return on equity objective and a PFG earnings per share objective must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost is recognized and any previously recognized compensation cost is reversed. There is no maximum contractual term on these awards.

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted-average grant-date fair value of performance share awards granted during 2009, 2008 and 2007 were $11.64, $56.92 and $62.73, respectively.

As of December 31, 2009, there was $1.8 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted-average service period of approximately 2.0 years.

The intrinsic value for performance share awards vested or paid out during 2009 were $6.0 million. Because no performance share awards vested or were paid out during 2008 and 2007, the intrinsic value for performance share award payouts were $0.0 million in both 2008 and 2007.

Restricted Stock Units

Restricted stock units were granted under the 2005 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as an equity award. There is no maximum contractual term on these awards.

Restricted stock units were issued to certain employees and agents pursuant to the 2005 Stock Incentive Plan and Stock
Incentive Plan. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of an approved retirement), all vesting stops and unvested units are forfeited.

The fair value of restricted stock units is determined based on the closing stock price of our common shares on the grant date. The weighted-average grant-date fair value of restricted stock units granted during 2009, 2008 and 2007 was $11.70,
$57.96 and $61.28, respectively.

As of December 31, 2009, there was $18.3 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted-average period of approximately 1.6 years.

The total intrinsic value of restricted stock units vested was $3.2 million, $23.8 million and $21.7 million during 2009,
2008 and 2007, respectively.

Employee Stock Purchase Plan

Under our Employee Stock Purchase Plan, participating employees had the opportunity to purchase shares of PFG common stock on a quarterly basis through 2008. Beginning in 2009, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG’s common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award.
The weighted-average fair value of the discount on the stock purchased was $4.98, $6.54 and $10.47 during 2009, 2008 and
2007, respectively. The total intrinsic value of the Employee Stock Purchase Plan shares settled was $5.2 million, $4.8 million and $5.9 million during 2009, 2008 and 2007, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements — (continued)

19. Stock-Based Compensation Plans — (continued)
Long-Term Performance Plan

PFG also maintains the Long-Term Performance Plan, which provides the opportunity for eligible executives to receive additional awards if specified minimum corporate performance objectives are achieved over a three-year period. This plan utilizes stock as an option for payment and is treated as a liability award during vesting and a liability award or equity award subsequent to vesting, based on the participant payment election. Effective with PFG stockholder approval of the 2005 Stock
Incentive Plan, no further grants will be made under the Long-Term Performance Plan, and any future stock awards paid under the Long-Term Performance Plan will be issued under the 2005 Stock Incentive Plan. As of December 31, 2005, all awards under this plan were fully vested and no awards were granted under this plan in 2009, 2008 and 2007. There is no maximum contractual term on these awards.

The fair value of Long-Term Performance Plan liability units is determined as of each reporting period based on the
Black-Scholes option pricing model that uses the assumptions noted in the following table:

Long-Term Performance Plan	For the year ended December 31,
	2009	2008	2007
Expected volatility	116.0%	104.1%	25.0%
Expected term (in years)	1	1	2
Risk-free interest rate	0.6%	0.5%	3.2%
Dividend yield	—%	—%	—%

The amount of cash used to settle Long-Term Performance Plan units granted was $2.1 million, $2.6 million and $2.9 million for 2009, 2008 and 2007, respectively. The total intrinsic value of Long-Term Performance Plan units settled was
$2.4 million, $4.2 million and $3.0 million during 2009, 2008 and 2007, respectively.

20. Quarterly Results of Operations (Unaudited)

The following is a summary of unaudited quarterly results of operations for 2009 and 2008:

	For the three months ended
	December 31	September 30 (1)	June 30	March 31
	(in millions)
2009
Total revenues	$ 1,949.8	$ 2,009.0	$ 1,881.5	$ 2,033.1
Total expenses	1,808.1	1,782.9	1,721.0	1,911.2
Income from continuing operations, net of related income taxes	119.5	174.5	122.4	109.0
Net income attributable to Principal Life Insurance Company	114.8	163.2	117.0	107.4
2008
Total revenues	$ 2,072.7	$ 2,139.4	$ 2,313.3	$ 2,178.6
Total expenses	2,106.1	2,046.1	2,082.3	2,012.5
Income from continuing operations, net of related income taxes	9.9	84.2	181.4	137.2
Net income attributable to Principal Life Insurance Company	13.3	72.9	175.2	141.7

(1) During the third quarter of 2009, we discovered a prior period error related to DPAC amortization of certain contracts in our full service accumulation business. We evaluated the materiality of the error from qualitative and quantitative perspectives and concluded it was not material to any prior periods. The correction of the error in the third quarter of 2009 could be considered material to the results of operations for the three months ended September 30, 2009, but is not material to the results of operations for the nine months ended September 30, 2009. Accordingly, we made an adjustment in the third quarter of 2009 that resulted in a decrease in DPAC amortization expense. On an after-tax basis, the adjustment for prior periods resulted in an $18.9 million increase in net income for the three months ended September 30, 2009.

PART C
OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a) Financial Statements included in the Registration Statement
(1)	Part A:
Condensed Financial Information for the 10 years ended
December 31, 2009.

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2009
Statements of Operations for the year ended December 31, 2009
Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008.
Notes to Financial Statements.

Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2009, and 2008.
Consolidated Statements of Operations for the years ended December 31, 2009, 2008 and 2007.
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2009, 2008 and 2007.
Consolidated Statements of Cash Flows for the years ended December 31, 2009, 2008 and 2007.
Notes to Consolidated Financial Statements.

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules*
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of
December 31, 2009*
Schedule III - Supplementary Insurance Information as of December 31, 2009, 2008 and 2007 and
for each of the years then ended*
Schedule IV – Reinsurance as of December 31, 2009, 2008 and 2007 and for each of the years then ended*

All other schedules for which provision is made in the applicable accounting regulation of the Securities and
Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b) Exhibits
(1)	Resolution of Board of Directors of the Depositor – filed with the Commission on filed on
5/05/1999)
(3a)	Distribution Agreement (filed 3/01/1996)
(3b)	Selling Agreement (filed 4/20/1999)
(4a)	Form of Variable Annuity Contract (filed 3/01/1996)
(4b)	Form of Variable Annuity Contract (filed 3/01/1996)
(5)	Form of Variable Annuity Application (filed 3/01/1996)
(6a)	Articles of Incorporation of the Depositor (filed 3/01/1996)
(6b)	Bylaws of Depositor (filed 3/01/1996)
(8a1)	Participation Agreement with AIM Variable Insurance Funds, as amended (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8a2)	Distribution Agreement with AIM Variable Insurance Funds, (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8a3)	Rule 22c-2 Agreement with AIM Variable Insurance Funds, (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8a4)	Administrative Services Agreement with AIM Variable Insurance Funds, (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8b1)	Shareholder Services Agreement with American Century Investment Management Inc., as amended (incorporated by reference from file number 333-116220, as filed on May 1, 2008)

(8a2)	Rule 22c-2 Agreement with American Century Investment Management Inc., (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8c1)	Amended & Restated Participation Agreement with Fidelity Insurance Products Fund
(incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8c2)	Distribution Agreement with Fidelity Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8c3)	Service Agreement dated 8/02/1999 with Fidelity Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8c4)	Service Agreement dated 3/26/2000 with Fidelity Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8c6)	Rule 22c-2 Agreement with Fidelity Insurance Products Fund (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8d1)	Participation Agreement with Janus Aspen Series, as amended (filed with the Commission on
May 1, 2008)
(8d2)	Rule 22c-C Agreement with Janus Aspen Series (filed with the Commission on May 1, 2008)
(8e1)	Form of Participation Agreement with Principal Variable Contracts Funds (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(8e2)	Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (incorporated by reference from file number 333-116220, as filed on May 1, 2008)
(9)	Opinion of Counsel (filed 3/1/1996)
(10a)	Consent of Ernst & Young LLP*
(10b)	Powers of Attorney (filed with the Commission on 4/27/2007)
(10c)	Consent of Counsel*
(11)	Financial Statement Schedules*
(13a)	Total Return Calculation (filed 12/16/1997)
(13b)	Annualized Yield for Separate Account B (filed 12/16/1997)

* Filed herein
** To be filed by Amendment.

Item 25. Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD	Director
40 Shalebrook Drive	Chair, Nominating and Governance Committee
Morristown, NJ 07960	Member, Executive Committee
JOCELYN CARTER-MILLER	Director
TechEd Ventures	Member, Nominating and Governance Committee
3020 NW 33rd Avenue
Lauderdale Lakes, FL 33311
GARY E. COSTLEY	Director
257 Barefoot Beach Boulevard, Suite 404	Member, Audit Committee
Bonita Springs, FL 34134
MICHAEL T. DAN	Director
The Brink's Company	Member, Human Resources Committee
1801 Bayberry Court
Richmond, VA 23226
C. DANIEL GELATT, JR.	Director
NMT Corporation	Member, Audit Committee
2004 Kramer Street
La Crosse, WI 54603
J. BARRY GRISWELL	Director
Community Foundation of Greater Des Moines
1915 Grand Avenue
Des Moines, IA 50309
SANDRA L. HELTON	Director
1040 North Lake Shore Drive #26A	Member, Audit Committee
Chicago, IL 60611
RICHARD L. KEYSER	Director
W.W. Grainger, Inc.	Member, Nominating and Governance Committee
100 Grainger Parkway
Lake Forest, IL 60045-5201
ARJUN K. MATHRANI	Director
176 East 71st Street, Apt. 9-F	Chair, Audit Committee
New York, NY 10021	Member, Executive Committee
ELIZABETH E. TALLETT	Director
Hunter Partners, LLC	Member, Executive Committee and Human Resources
12 Windswept Circle	Committee
Thornton, NH 03285-6883
LARRY D. ZIMPLEMAN	Chairman of the Board and Chair, Executive Committee,
The Principal Financial Group	Principal Life: Chairman, President and Chief Executive
Des Moines, IA 50392	Officer

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
CRAIG LAWRENCE BASSETT	Vice President and Treasurer
GREGORY JOSEPH BURROWS	Senior Vice President Retirement and Investor Services
RONALD L. DANILSON	Senior Vice President Retirement and Investor Services
GREGORY BERNARD ELMING	Senior Vice President and Controller
RALPH CRAIG EUCHER	Senior Vice President Human Resources, Corporate Services
and Retirement and Investor Services
NORA MARY EVERETT	Senior Vice President Retirement and Investor Services
THOMAS JOHN GRAF	Senior Vice President Investor Relations
JOYCE NIXSON HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL JOSEPH HOUSTON	President Retirement, Insurance and Financial Services
ELLEN ZISLIN LAMALE	Senior Vice President and Chief Risk Officer
JULIA MARIE LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE JOSEPH LILLIS	Senior Vice President and Chief Financial Officer
JAMES PATRICK MCCAUGHAN	President Global Asset Management
TIMOTHY JON MINARD	Senior Vice President Retirement Distribution
MARY AGNES O'KEEFE	Senior Vice President and Chief Marketing Officer
GARY PAUL SCHOLTEN	Senior Vice President and Chief Information Officer
GEORGE DAVID SHAFER	Senior Vice President Health
KAREN ELIZABETH SHAFF	Executive Vice President and General Counsel
NORMAN RAUL SORENSEN	Executive Vice President International Asset Accumulation
DEANNA DAWNETTE STRABLE	Senior Vice President Individual Life and Specialty Benefits

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the
Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services,
Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of
December 31, 2009 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INC^Δ	Delaware	
→Principal Financial Services, Inc.♣∇	Iowa	100
→Princor Financial Services Corporation♣∇	Iowa	100
→PFG DO Brasil LTDA♣∇	Brazil	100
→Brasilprev Seguros E Previdencia S.A. ♣	Brazil	46
→Principal Global Investors Participacoes, LTDA♣∇	Brazil	100
→Principal International, Inc. ♣∇	Iowa	100
→Principal International (Asia) Limited♣∇	Hong Kong	100
→Principal Global Investors (Asia) Limited♣∇	Hong Kong	100
→Principal Nominee Company (Hong Kong) Limited♣∇	Hong Kong	100
→Principal Asset Management Company (Asia) Limited♣∇	Hong Kong	100
→Principal Insurance Company (Hong Kong) Limited♣∇	Hong Kong	100
→CIMB – Principal Asset Management Berhad (Malaysia) ♣	Malaysia	40
→CIMB Wealth Advisors Berhad♣	Malaysia	100
→CIMB – Principal Asset Management PTE LTD♣	Singapore	100
→PT CIMB Principal Asset Management♣	Indonesia	99
→Principal Trust Company(Asia) Limited♣∇	Hong Kong	100
→Principal Mexico Compania de Seguros, S.A. de C.V. ♣∇	Mexico	100
→Principal Pensiones, S.A. de C.V. ♣∇	Mexico	100
→Principal Mexico Servicios, S.A. de C.V. ♣∇	Mexico	100
→Distribuidora Principal Mexico, S.A. de C.V. ♣∇	Mexico	100
→Principal Fondos de Inversion S.A. De C.V. ♣∇	Mexico	100
→Principal Consulting (India) Private Limited♣∇	India	100
→Principal International Mexico Holding, S.A. De C.V. ♣∇	Mexico	100
→Principal Mexico Holdings, S.A. De C.V. ♣∇	Mexico	100
→Principal Afore, S.A. De C.V.	Mexico	100
→JF Molloy & Associates♣∇	Indiana	100
→Molloy Medical Management Company, Inc. ♣∇	Indiana	100
→Principal Wellness Company♣∇	Indiana	100
→Principal Global Investors Holding Company, Inc. ♣∇	Delaware	100
→Principal Global Investors (Ireland) Limited♣∇	Ireland	100
→Principal Global Investors (Europe) Limited♣∇	United Kingdom	100
→Principal Global Investors (Singapore) Limited♣∇	Singapore	100
→Principal Global Investors (Japan) Limited♣∇	Japan	100
→Principal Global Investors (Hong Kong) Limited♣∇	Hong Kong	100
→CIMB Principal Asset Management SDN. BHD♣∇	Malaysia	50
→Principal Financial Group (Mauritius) Ltd. ♣∇	Mauritius	100
→Principal PNB Asset Management Company Private Limited♣∇	India	65
→Principal Trustee Company Private Limited♣∇	India	65
→PNB Principal Financial Planners Private Limited♣∇	India	65
→PNB Principal Insurance Broking PVT. Ltd. ♣	India	26
→Principal PNB Life Insurance Company Limited♣	India	26
→Principal Life Insurance Company♦∇	*Iowa*	*100*
→Principal Real Estate Fund Investors, LLC♣∇	Delaware	100
→Principal Development Investors, LLC♣∇	Delaware	100
→Principal Real Estate Holding Company, LLC♣∇	Delaware	100
→GAVI PREHC HC, LLC	Delaware	100
→Principal Global Investors, LLC♣∇♥	Delaware	100
→Principal Real Estate Investors, LLC♣∇	Delaware	100
→Principal Enhanced Property Fund, G.P, LLC.	Delaware	100
→Principal Enhanced Property Fund, L.P.	Delaware	100

→Principal Enterprise Capital, LLC♣∇	Delaware	100
→Principal Commercial Funding, LLC♣∇	Delaware	100
→Principal Global Columbus Circle, LLC♣∇♥	Delaware	100
→Post Advisory Group, LLC♣∇♥	Delaware	82
→Principal Global Investors Trust♣∇♥	Delaware	100
→Spectrum Asset Management, Inc. ♣∇♥	Delaware	100
→CCIP, LLC♣∇♥	Delaware	70
→Columbus Circle Investors♣∇♥	Delaware	100
→PGF GP, LLC	Delaware	100
→Principal Holding Company, LLC♣∇♥	Iowa	100
→Petula Associates, LLC♣	Iowa	100
→Principal Real Estate Portfolio, Inc. ♣∇	Delaware	100
→GAVI PREPI HC, LLC	Delaware	100
→Petula Prolix Development Company♣∇	Iowa	100
→Principal Commercial Acceptance, LLC♣∇	Delaware	100
→Principal Generation Plant, LLC♣∇♥	Delaware	100
→Principal Bank♣∇♥	United States	100
→Equity FC, Ltd. ♣∇♥	Iowa	100
→Principal Health Care, Inc♣∇♥	Iowa	100
→Principal Dental Services, Inc. ♣∇♥	Arizona	100
→Employers Dental Services, Inc. ♣∇♥	Arizona	100
→Delaware Charter Guarantee & Trust Company♣∇♥	Delaware	100
→Preferred Product Network, Inc. ♣∇♥	Delaware	100
→HealthRisk Resource Group, LLC♣∇♥	Iowa	100
→Principal Reinsurance Company of Vermont♣∇	Vermont	100
→Principal Life Insurance Company of Iowa♣∇	Iowa	100
→Principal Reinsurance Company of Delaware♣∇	Delaware	100
→Principal Financial Services (Australia), Inc. ♣∇	Iowa	100
→Principal Global Investors (Australia) Service Company Pty Limited♣∇	Australia	100
→Principal Global Investors (Australia) Limited♣∇	Australia	100
→Principal Real Estate Investors (Australia) Limited♣∇	Australia	100
→Principal Financial Group (Australia) Pty Ltd. ♣∇	Australia	100
→Principal Investments (Australia) Limited♣∇	Delaware	100
→Principal Australia (Holdings) Pty Limited♣∇	Australia	100
→Principal International Holding Company, LLC♣∇	Delaware	100
→Principal Management Corporation♣∇	Iowa	100
→Principal Financial Advisors, Inc. ♣∇	Iowa	100
→Principal Shareholder Services, Inc. ♣∇	Washington	100
→Edge Asset Management, Inc. ♣∇	Washington	100
→Principal Funds Distributor, Inc. ♣∇	Washington	100
→Principal Global Services Private Limited♣∇	India	100
→CCB Principal Asset Management Company, Ltd. ♣	China	25
→Principal International de Chile, S.A. ♣∇	Chile	100
→Principal Compania de Seguros de Vida Chile S.A. ♣∇	Chile	100
→Principal Administradora General De Fondos S.A. ♣∇	Chile	100
→Principal Creditos Hipotecarios, S.A. ♣∇	Chile	100
→Principal Asset Management Chile S.A. ♣∇	Chile	100
→Principal Servicios Corporativos Chile LTDA♣∇	Chile	100
→Retirement Consulting Actuaries, Inc. ♣∇	Georgia	100
→Principal Edge Network Holdings, Inc. ♣∇	Delaware	100
→Principal Edge Network – Tennessee, LLC♣∇	Delaware	100
→Principal Edge Network – Georgia, LLC♣∇	Delaware	100
→Principal Edge Network – Indiana, LLC♣∇	Delaware	100
→Principal Edge Network – Austin, LLC♣∇	Delaware	100
→Principal Edge Network – Kansas City, LLC♣∇	Delaware	100
→Principal Edge Network –Dallas Ft. Worth, Inc. ♣∇	Delaware	100
→Principal Edge Network – San Antonio, LLC♣∇	Delaware	100
→Principal National Life Insurance Company♣∇	Iowa	100
→Diversified Dental Services, Inc. ♣∇	Nevada	100

D Consolidated financial statements are filed with SEC.
§ Not required to file financial statements with the SEC.
Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
¨ Separate financial statements are filed with SEC.
© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners – As of March 31, 2010

(1)	(2)	(3)
	Number of Plan	Number of

Title of Class	Participants	Contractowners
BFA Variable Annuity Contracts	31	6
Pension Builder Contracts	177	107
Personal Variable Contracts	270	20
Premier Variable Contracts	1446	45
Flexible Variable Annuity Contract	37,746	37,746
Freedom Variable Annuity Contract	1,453	1,453
Freedom 2 Variable Annuity Contract	354	354
Investment Plus Variable Annuity Contract	27,506	27,506

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b)
in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and
(B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The
Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)	Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance
Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance
Company Variable Life Separate Account, a registered unit investment trust.

(b)	Management

	(b1)	(b2)
Positions and offices
	Name and principal	with principal
	business address	underwriter
	Michael C. Anagnost	Vice President – Chief Technology
	The Principal	Officer
Financial Group(1)

	John E. Aschenbrenner	Director
The Principal
Financial Group(1)

	Deborah J. Barnhart	Director/Distribution (PPN)
The Principal
Financial Group

	Patricia A. Barry	Assistant Corporate Secretary
The Principal
Financial Group(1)

	Craig L. Bassett	Treasurer
The Principal
Financial Group(1)

	Michael J. Beer	President and Director
The Principal
Financial Group(1)

	Tracy W. Bollin	Assistant Controller
The Principal
Financial Group(1)

	David J. Brown	Senior Vice President
The Principal
Financial Group(1)

	Jill R. Brown	Senior Vice President and Chief Financial Officer
The Principal
Financial Group(1)

	Bret J. Bussanmas	Vice President/Distribution
The Principal
Financial Group(1)

	P. Scott Cawley	Product Marketing Officer
The Principal
Financial Group(1)

	Ralph C. Eucher	Chairman of the Board
The Principal
Financial Group(1)

	Nora M. Everett	Director and Chief Financial Officer
The Principal
Financial Group (1)

	Stephen G. Gallaher	Assistant General Counsel
The Principal
Financial Group(1)

Ernest H. Gillum	Vice President
The Principal
Financial Group(1)

Eric W. Hays	Senior Vice President/Chief Information Officer
The Principal
Financial Group(1)

Joyce N. Hoffman	Senior Vice President and Corporate Secretary
The Principal
Financial Group(1)

Ann Hudson	Compliance Officer
The Principal
Financial Group(1)

Patrick A. Kirchner	Assistant General Counsel
The Principal
Financial Group(1)

Julie LeClere	Director – Marketing & Recruiting
The Principal
Financial Group(1)

Jennifer A. Mills	Counsel
The Principal
Financial Group(1)

David L. Reichart	Senior Vice President
The Principal
Financial Group(1)

Martin R. Richardson	Vice President – Broker Dealer Operations
The Principal
Financial Group(1)

Michael D. Roughton	Senior Vice President and Associate General Counsel
The Principal
Financial Group(1)

Adam U. Shaikh	Counsel
The Principal
Financial Group(1)

Traci L. Weldon	Vice President/Chief Compliance Officer
The Principal
Financial Group(1)

Tisha Worden	Operations Officer
The Principal
Financial Group(1)

(1)	711 High Street
Des Moines, IA 50309

(c)	Compensation from the Registrant

			(3)
		(2)	Compensation on Events
		Net Underwriting	Occasioning the	(4)
	(1)	Discounts &	Deduction of a Deferred	Brokerage	(5)
Name of Principal Underwriter		Commissions	Sales Load	Commissions	Compensation

	Princor Financial Services	$20,857,967.84	0	0	0
	Corporation

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial
Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988).
Registrant further undertakes that:

1.	Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.	Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.	Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section
403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal
Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2010.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

By : /s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

By : /s/ L. D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer

Attest:
/s/ Joyce N. Hoffman
_________________________________________________
Joyce N. Hoffman
Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ L. D. Zimpleman
______________________
L. D. Zimpleman	Chairman, President	April 27, 2010
and Chief Executive Officer

/s/ G. B. Elming
______________________	Senior Vice President and	April 27, 2010
G. B. Elming	Controller
(Principal Accounting Officer)

/s/ T. J. Lillis
_______________________	Executive Vice President	April 27, 2010
T. J. Lillis	and Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 27, 2010
B. J. Bernard

(J. Carter-Miller)*	Director	April 27, 2010
J. Carter-Miller

(G. E. Costley)*	Director	April 27, 2010
G. E. Costley

(M.T. Dan)*	Director	April 27, 2010
M. T. Dan

(C. D. Gelatt, Jr.)*	Director	April 27, 2010
C. D. Gelatt, Jr.

(J. B. Griswell*	Chairman
J. B. Griswell	of the Board	April 27, 2010

(S. L. Helton)*	Director	April 27, 2010
S. L. Helton

(R. L. Keyser)*	Director	April 27, 2010
R. L. Keyser

(A. K. Mathrani)*	Director	April 27, 2010
A. K. Mathrani

(E. E. Tallett)*	Director	April 27, 2010
E. E. Tallett

*By /s/ L.D. Zimpleman
L. D. Zimpleman
Chairman, President and Chief Executive Officer
Pursuant to Powers of Attorney

Previously Filed